Registration No. 333-00101
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____ _____
Post-Effective Amendment No. 34
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 245
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 246-5688
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Depositor's Telephone Number, including Area Code

Doug Hodgson
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 362-2384
(Name and Address of Agent for Service)
PrinFlex Life®
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(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__XX_ on May 1, 2022 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINFLEX LIFE®
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
Issued by Principal Life Insurance Company (the “Company”) through its
Principal Life Insurance Company Variable Life Separate Account
This prospectus is dated May 1, 2022.
This prospectus, also known as the statutory prospectus, is only for the use of current Policy Owners. It provides information about the Policy. Information about the Underlying Funds available as investment options under the Policy is contained in their respective current prospectuses, which you should read carefully.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.

GLOSSARY
5-Year Guarantee Premium – a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.
Adjustment – change to your Policy resulting from an increase or decrease in Face Amount or a change in: smoking status; death benefit option; rating or riders.
Adjustment Date – the Monthly Date on or next following the Company’s approval of a requested Adjustment.
Attained Age – the Insured’s age on the birthday on or preceding the last policy anniversary.
Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Company (and we, us, our) - Principal Life Insurance Company.
Data Pages - the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time which reflect the current status of your Policy.
Death Benefit Guarantee Premium – a premium which is required to be paid in order to guarantee that the Policy will not lapse for a specific number of years.
Division – a part of the Separate Account which invests in shares of a corresponding Underlying Fund. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division.
Effective Date – the date on which all requirements for issuance of a Policy have been satisfied.
Face Amount – life insurance coverage amount.
Fixed Account – that part of the Policy that is not in the Divisions or Loan Account.
General Account – assets of the Company other than those allocated to any of our Separate Accounts.
Home Office – the address shown on your Policy cover page or such other address we provide.
Insured – the person named as the “Insured” on the Data Pages.
Loan Account – portion of the Policy Value that reflects the Loan Indebtedness (if you have taken out a loan).
Loan Indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.
Maturity Date – the Policy anniversary following the Insured’s 95th birthday.
Minimum Monthly Premium – the amount that, if paid, will keep the Policy in force for one month (not taking into account the current Monthly Policy Charge and surrender charge).
Minimum Required Premium – a premium which is required to be paid in order to guarantee that the Policy will not lapse in the first two Policy Years.
Monthly Date – the day of the month which is the same day as the Policy Date. For example, if the Policy Date is September 5, 2005, the first Monthly Date is October 5, 2005.
Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date.
Net Amount at Risk – the amount upon which the cost of insurance charges are based, computed as follows: the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus the Policy Value at the beginning of the policy month calculated as if the Monthly Policy Charge was zero.
Net Policy Value – the Policy Value minus any Loan Indebtedness.
Net Premium – the gross premium paid less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions and/or the Fixed Account.
Net Surrender Value – Surrender Value minus any Loan Indebtedness.
Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.

Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined.
Policy Value (also known as the accumulated value)  – the sum of the values in the Divisions and the Loan Account.
Policy Year – the one-year period beginning on the Policy Date and ending one day before the Policy anniversary and each subsequent one year period beginning on a Policy anniversary. For example, if the Policy Date is September 5, 2005, the first Policy Year ends on September 4, 2006.
Premium Expense Charge – the charge deducted from premium payments to cover a sales charge and state, local and federal tax payments.
Prorated Basis – in the proportion that the value of the Fixed Account or a particular Division bears to the total value of all Divisions and the Fixed Account.
Separate Account - the Principal Life Insurance Company Variable Life Separate Account, an account established by us which has Divisions to which Net Premiums may be allocated under the Policy.
Surrender Value – Policy Value minus any surrender charge.
Target Premium – a premium amount which is used to determine any applicable Premium Expense Charge and surrender charge under a Policy. Target premiums are provided in Appendix A.
Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.
Unit – the accounting measure used to calculate the value of each Division.
Valuation Period – the period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. E.T. on each Business Day, and ends at the close of normal trading of the NYSE on the next Business Day.
Written Request – actual delivery to the Company at our Home Office of a written notice or request, signed and dated, on a form we supply or approve, or in such other form and substance that is acceptable to us. In states where permitted, we will require you to use the form(s) we provide for certain Written Requests, along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your Policy.
Written Requests may be mailed to us at:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
you, your – the Owner of the Policy.

KEY INFORMATION
Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
Guaranteed Maximum: $43.03 per $1,000 of Face Amount (4.30%), in addition to an administration charge of $3.00 per $1,000 of Face Amount (0.30%) up to a maximum $1,500 fee.
"Face Amount" refers to the insurance coverage amount. If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $4,603 ($4,303 for surrender charge and $300 for administration charge) on a Policy with a Face Amount of $100,000. Surrender charges decline over time. Partial surrenders are not subject to the surrender charge but are assessed a transaction fee.
SUMMARY: FEE TABLES - Transaction Fees
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, a transaction charge for partial surrenders, and transfer fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.24%	1.34%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

RESTRICTIONS		Location in Statutory Prospectus
Investments	While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Account, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.	GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
	We reserve the right to remove or substitute Underlying Funds as investment options.	GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OPTIONAL BENEFITS UNDER THE POLICY
	Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.	OPTIONAL BENEFITS UNDER THE POLICY
	Not all of the options described in the prospectus are available or approved for use in every state.	GENERAL DESCRIPTION OF THE POLICY - Material State Variations

TAXES	Location in Statutory Prospectus
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
OVERVIEW OF THE POLICY
This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
Purpose
The Policy is an individual flexible premium variable universal life insurance policy offered by the Company. The purpose of the Policy is primarily to provide death benefit protection upon the death of the Insured.
The Policy Value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited to the Fixed Account, and/or investment experience of the Divisions. As a result, the Policy may be appropriate for persons seeking both life insurance protection and the potential for the accumulation of cash values. However, it is not suitable as a short-term investment due to the costs of insurance and the expenses charged.

Premiums
This is a "flexible premium" policy, which means you may choose the amount and frequency of premium payments (subject to certain limitations).
Net Premium payments are allocated to the Fixed Account and the Divisions according to your instructions. Each Division invests in a corresponding Underlying Fund. The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. A full description of each Underlying Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in its prospectus. Additional information about each Underlying Fund is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s).
Payment of insufficient premiums may result in a lapse of the Policy.
Death Benefits/Maturity Proceeds
Under the Policy, the Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the Insured dies. Death proceeds are paid in cash or applied under a benefit payment option elected on the application (or, if no option was selected, Option 1). Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
If the Policy is in force and the Insured is living on the Policy Maturity Date, we will pay the Owner an amount equal to the Net Surrender Value unless the Extended Coverage Rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the Policy Maturity Date unless extended by the Extended Coverage Rider.
Surrenders and Withdrawal Options
The Policy may be fully surrendered and any Net Surrender Value paid to the Owner. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed.
On or after the second policy anniversary, you may surrender a part of the Net Surrender Value. Partial surrenders are subject to limitations on the number and amounts you may surrender. The surrender charge does not apply to partial surrenders, however, a transaction fee is imposed.
Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value. You are charged interest on any Loan Indebtedness.
Transfers
Subject to certain limitations, you may transfer funds among the Divisions and the Fixed Account. We also offer Automatic Portfolio Rebalancing.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy, including benefits that accelerate the payment of your death benefit under certain circumstances or help manage the risk of lapse. An additional charge may apply if you elect an optional benefit.

SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy or make withdrawals from the Policy, or transfer value between investment options.

TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge(1) Years 1-10 after Issue or Adjustment	from each premium paid	2.75% of premium paid up to Target Premium 0.75% of premium paid in excess of Target Premium
Taxes (federal, state and local)	from each premium paid	3.45% of premium paid
Contingent Deferred Sales Charge(1) (2) Years 1-10 after Issue or Adjustment	from proceeds upon full surrender
Maximum		$43.03 per $1,000 of Face Amount
Minimum		$2.67 per $1,000 of Face Amount
Maximum Charge for a Representative Insured(3)		$13.52 per $1,000 of Face Amount
Contingent Deferred Administration Charge Years 1-10 after Issue or Adjustment		$3.00 per $1,000 of Face Amount Limited to $1,500 per Policy
Transaction fee on partial surrenders	on each partial surrender	the lesser of $25 or 2% of the amount surrendered
(1) These charges decline over time.
(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(3) Representative Insured is a 45-year old male in Policy Year One with a risk classification of preferred non-smoker.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance:(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.06 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.29 per $1,000 of Net Amount at Risk
Mortality and Expense Risk Charge	monthly	equivalent to:
Maximum		0.90% of the Division values per year
Current: Policy Years 0-9		0.90% of the Division values per year
Current: after Policy Year 9		0.27% of the Division values per year
Administration Charge	monthly
Maximum: Policy Year 1		$10.00 per month
Maximum: After Policy Year 1		$25.00 per month
Net Policy Loan Charge(3)	annually (accrued daily)
Policy Years 1-10		2.0% of loan balance per year
After Policy Year 10		0.25% of loan balance per year
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) Representative Insured is a 45-year old male in Policy Year One with a risk classification of preferred non-smoker.
(3)    The difference between the interest charged on the loan balance and the interest credited to the Loan Account.

Periodic Charges Other Than Annual Underlying Fund Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Insurance Benefits Charges for Risk Class Standard or Better
Accelerated Benefit Rider (annual interest charge)	annually (accrued daily)	8.0% of death proceeds advanced per year
Accidental Death Benefit Rider(1)	monthly
Minimum		$0.03 per $1,000 of rider benefit
Maximum		$0.14 per $1,000 of rider benefit
Maximum Charge for Representative Insured(2)		$0.07 per $1,000 of rider benefit
Children Term Rider	monthly	$0.40 per $1,000 of rider benefit
Life Paid-Up Rider(1)	rider exercise date
Minimum		3.5% of Policy Value
Maximum		7.5% of Policy Value
Maximum Charge for Representative Insured(2)		7.5% of Policy Value
Salary Increase Rider	monthly	$0.13 per $1,000 of rider benefit in excess of $30,000
Spouse Term Rider(1)	monthly
Minimum		$0.16 per $1,000 of rider benefit
Maximum		$1.80 per $1,000 of rider benefit
Maximum Charge for Representative Spouse(3)		$0.31 per $1,000 of rider benefit
Waiver of Monthly Policy Charges Rider(1)	monthly
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum		$0.51 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.04 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Minimum		$0.15 per $100 of planned periodic premium
Maximum		$0.94 per $100 of planned periodic premium
Maximum Charge for Representative Insured(2)		$0.47 per $100 of planned periodic premium

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) Representative Insured is a 45-year old male in Policy Year One with a risk classification of preferred non-smoker.
(3)     A Representative Spouse is a 45-year old female with a risk classification of non-smoker.

The following table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2021	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.24%	1.34%
PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
Partial Surrenders
Up to two partial surrenders may be made in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value. The death benefit will be reduced by the amount of the partial surrender and the transaction charge.
Full Surrenders
If the full surrender is within ten years of the Policy Date or a Policy Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its Maturity Date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.
Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the

Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.
CORPORATE ORGANIZATION AND OPERATION
The Company
The Company is a stock life insurance company located at 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in the District of Columbia and every state. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987 and is registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to policy Owners under the Policy.
The Company does not guarantee the investment results of the Separate Account.
The Fixed Account
You may allocate Net Premiums and transfers from your Division(s) to the Fixed Account. The Fixed Account is part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Account from our Home Office or from a sales representative.
Our obligations with respect to the Fixed Account are supported by our General Account. Subject to applicable law, we have sole discretion over the investment of assets in the General Account.
We guarantee that Net Premiums allocated to the Fixed Account accrue interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.
We may defer payment of proceeds payable out of the Fixed Account for a period of up to six months.
The Underlying Funds
The assets of each Division of the Separate Account invest in a corresponding Underlying Fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each Division are separate from the others. A Division’s performance has no effect on the investment performance of any other Division.
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. Additional information about each Underlying Fund, including its name, type, investment advisor, current expenses and performance, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY. A full description of the funds is contained in their prospectuses (which should be read carefully before investing). These documents are available without charge on the following website www.principal.com/PrinflexReport.
Voting Rights
We vote shares of the Underlying Funds owned by the Separate Account according to the instructions of the Owners. We will notify you of shareholder meetings of the Underlying Funds related to the Divisions in which you hold Units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy Owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of Policy Value in the Division. Fractional votes are allocated for amounts less than $100. We determine the number of Underlying Fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the Underlying Funds in our own right. Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.

CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received; some charges are deducted on a monthly basis; and some charges are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising); administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and policy changes, reporting and overhead); and mortality expenses.
The amount of the charges in any Policy Year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a Policy Year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a Policy Year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a Premium Expense Charge that consists of a sales charge and taxes. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising.
Deductions from premiums for the Premium Expense Charge during each of the first ten years, and with respect to premiums made because of a Policy Face Amount increase during the first ten years after the increase, equal:

Percent of Premiums Paid
Sales Charge (up to Target Premium)	2.75%
Sales Charge (above Target Premium)	0.75%
State and Local Taxes(1)	2.20%
Federal Taxes	1.25%
(1) The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

Deductions from premiums for the Premium Expense Charge after the first ten years, and with respect to premiums made because of a Policy Face Amount increase more than ten years after the increase, equal:

Percent of Premiums Paid
Sales Charge	—%
State and Local Taxes(1)	2.20%
Federal Taxes	1.25%
(1) The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

Target Premium
The Target Premium is based on the gender and age of the Insured (see APPENDIX A- TARGET PREMIUMS). The Target Premium is a calculated premium amount used to determine the Premium Expense Charge and the surrender charge. The Target Premium is not required to be paid.
Surrender Charge - Full Surrenders
A surrender charge is imposed upon full surrender of the Policy within ten years of the Policy Date or of a Face Amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge compensates us for expenses related to the sale of the Policy.
Surrender charges have two components – the contingent deferred sales charge and the contingent deferred administration charge. The table below shows the maximum surrender charges.

Contingent Deferred Sales Charge	$43.03 per $1,000 of Face Amount
Contingent Deferred Administration Charge Years 1-10 after Issue or Adjustment	$3.00 per $1,000 of Face Amount Limited to $1,500 per Policy
Surrender charges vary based on premiums paid, Face Amount, age at issue or Adjustment, state of issue and number of Policy Years since issue or Adjustment. The charge applies only during the first ten Policy Years unless there is a Face Amount increase. A Face Amount increase has its own surrender charge period that begins on the Adjustment Date. The total surrender charge on the Policy is the sum of the surrender charges for the Face Amount at issue and each Face Amount increase. The surrender charge is not affected by any decrease in Face Amount or any change in Face Amount resulting from a change of death benefit options.
The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.
Contingent deferred sales charge (CDSC)
The contingent deferred sales charge is equal to 47.25% of the lesser of 1) the sum of all premiums paid up to date, or 2) the Target Premium total as calculated below.
The Target Premium total used to calculate the CDSC is the Target Premium times a multiplier based on the age of the Insured and the state in which the Policy was issued. The Target Premium can be found in Appendix A. The multiplier is shown in the table below:

Target Premium Multiplier
Insured’s Age on Issue or Adjustment Date	All States Except Oregon and New York	New York	Oregon
0-45	2.00	2.00	2.00
46-50	2.00	1.90	2.00
51-55	2.00	1.75	2.00
56-60	2.00	1.65	2.00
61-65	2.00	1.55	2.00
66-70	1.50	1.50	1.45
71-75	1.08	1.10	1.05
76-80	0.80	0.80	0.80
81-85	0.48	0.50	0.50

CDSC Example:	Target Premium (250 x 14.31(from Appendix A)) Target Premium multiplier (from table above) Target Premium total for CDSC	$3,577.50 2.00 $7,155.00
The Target Premium total ($7,155.00 is less than the total of all premiums paid ($8,000.00)).
CDSC: 47.25% x $7,155.00 = $3,380.74

The example assumes:	Insured’s age: 45 Insured’s gender: Male premiums paid to date: $8,000.00	issue state: Florida Face Amount: $250,000	Adjustments: none years in force: 1
Contingent deferred administration charge (CDAC)
The contingent deferred administration charge is $3 per $1,000 of Face Amount. The CDAC is subject to a maximum of $1,500.

CDAC Example:	Face Amount divided by times CDAC is	$ 250,000 1,000 250 $ 3.00 $ 750.00

The example assumes:	Insured’s age: 45 Insured’s gender: Male premiums paid to date: $8,000.00	issue state: Florida Face Amount: $250,000	Adjustments: none years in force: 1

Surrender charge percentage
The surrender charge during any Policy Year is equal to ((a) plus (b)) times (c) where:
(a) is the CDSC;
(b) is the CDAC; and
(c) is the applicable surrender charge percentage shown below:

Surrender Charge Percentage Table
Number of years since Policy date and/or the Adjustment Date	The following percentage of surrender charge is payable
0 through 5	100.00%
6	95.24
7	85.71
8	71.43
9	52.38
10	28.57
11 and later	—

Surrender Charge Example:	CDSC plus CDAC times the applicable percentage total surrender charge	$ 3,380.74 750.00 $ 4,130.74 100.00% $ 4,130.74
The example assumes:	Insured’s age: 45 Insured’s gender: Male premiums paid to date: $8,000.00	issue state: Florida Face Amount: $250,000	Adjustments: none years in force: 1
When the Face Amount on a Policy is increased, the surrender charge on the additional Face Amount is calculated separately. For example, if the above Policy had a face increase of $10,000 in Policy Year 3, the surrender charge on the original Face Amount would be calculated as shown above. The surrender charge on the Face Amount increase is calculated separately based on the Insured’s age at the time of the increase. The surrender charges are added together to determine the total surrender charge. In this example, in Policy Year 11 the surrender charge on the original Face Amount is zero and the surrender charge on the Face Amount increase applies for an additional 3 years (for a total of 11 years after the Face Amount increase).
Surrender charges do not typically start high and decrease over time. Typically, surrender charges on the Policy are lower in the first two Policy Years, reach a maximum level in the third year and decrease after year five. Please refer to your policy Data Pages for the Table of Maximum Surrender Charges.
Surrender charge limitation. If you surrender your Policy within two years of issue or of an increase in Face Amount, a sales charge refund is made to the extent that the total sales charge deducted exceeds (a) plus (b) where:
•(a) is 30% of actual premium payments made up to the lesser of:
•one guideline annual premium; or
•the maximum amount of premiums subject to the deferred sales charge.
•(b) is 10% of the premiums paid in excess of one guideline annual premium, up to the lesser of:
•two guideline annual premiums; or
•the maximum amount of premiums subject to the deferred sales charge.
Effective May 21, 2001, the Sales Charge Limitation no longer applies in states where permissible. This change only applies to Policies issued after May 21, 2001. Please consult your sales representative for availability.
Surrender Charge - Partial Surrenders
No surrender charge is imposed on a partial surrender, but a transaction fee is applied to each partial surrender and withdrawn in the same proportion as your Monthly Policy Charge allocation.

Transaction fee on partial surrenders	Lesser of $25 or 2% of amount surrendered

Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. See LOANS for more detail.

Policy Years 1-10	2.2% of Loan Indebtedness
After Policy Year 10	0.25% of Loan Indebtedness
Monthly Policy Charge
On the Policy Date and each Monthly Date thereafter, we deduct the Monthly Policy Charge, which includes:
•Cost of Insurance Charge
•Monthly Administration Charge
•Mortality and Expense Risk Charge
•Optional Insurance Benefit Charges
•any additional charges shown on the Data Pages.
The Monthly Policy Charge deduction is made from your Policy Value in the Divisions and/ or Fixed Account (but not your Loan Account). The deduction is made using your current Monthly Policy Charge allocation percentages. Your allocation percentages may be: the same as allocation percentages for premium payments; determined on a Prorated Basis; or determined by any other allocation method upon which we agree. If you do not designate Monthly Policy Charge allocation percentages, the charge will be allocated the same as the allocation percentages for premium payments. For each Division and/or the Fixed Account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next Monthly Date. If we cannot follow your instructions because of insufficient value in any Division and/or the Fixed Account, the Monthly Policy Charge is deducted on a Prorated Basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.

Maximum Charge	$83.33 per $1,000 of Net Amount at Risk (8.33%)
Minimum Charge	$0.06 per $1,000 of Net Amount at Risk
Current Charge for Representative Insured (45 year old male in Policy Year One with a risk classification of non-smoker)	$0.26 per $1,000 of Net Amount at Risk
The monthly cost of insurance charge is (a) multiplied by (b) where:
(a) is the cost of insurance rate (described below) divided by 1,000; and
(b) is the Net Amount at Risk.
Different cost of insurance rates may apply to Face Amount increases. The cost of insurance for the increase is based on the Insured’s gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the Insured’s gender*, Attained Age and risk classification at the time of the increase.
*    The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the Insured.
The Net Amount at Risk is the difference between the death benefit and the Policy Value. The lower the Policy Value, the higher the Net Amount at Risk thus higher cost of insurance charges. The Net Amount at Risk is affected by: investment performance; policy loans and unpaid loan interest; payment of premiums, fees and charges; death benefit option chosen; partial surrenders; and Face Amount Adjustments.
For groups and persons buying Policies under a sponsored arrangement that have been granted flexible underwriting, the cost of insurance charge may increase because of higher anticipated mortality experience. As a result, rates for healthy individuals in a group may be greater under special underwriting programs because they bear a portion of the cost of insuring the less healthy individuals in the group.

Monthly Administration Charge
This charge reimburses us for the costs of maintaining the Policy, including accounting and record keeping.

Maximum Monthly Administration Charge (Policy Year One)	$25.00 per month
Maximum Monthly Administration Charge (after Policy Year One)	$10.00 per month
Mortality and Expense Risks Charge
The mortality and expense risks charge compensates us for distribution and administrative expenses.

Mortality and Expense Risk Charge	equivalent to:
Maximum	0.90% of the Division values per year
Current: Policy Years 0-9	0.90% of the Division values per year
Current: after Policy Year 9	0.27% of the Division values per year
We reserve the right to increase the annual rate after the ninth Policy Year but guarantee that the maximum annual rate will not exceed 0.90% of the Division values. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.
Optional Insurance Benefits Charges
For optional insurance benefits that charge a fee, charges are summarized below

Optional Benefit/Rider	Charge for Insureds with a Risk Classification of Standard or Better
Accelerated Benefit
No charge. However, death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. Interest charged is at an annual rate of 8.0%.

Accidental Death Benefit	The charge for this rider varies based on individual characteristics. The monthly charge is guaranteed not to be less than $0.03 nor to exceed $0.14 per $1,000 of the rider benefit..
Children Term	The monthly charge is $0.40 per $1,000 of the rider benefit..
Life Paid-Up (Overloan Protection)	There is no charge for the rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to be less than 3.5% of the Policy Value nor to exceed 7.5% of the Policy Value.
Salary Increase Rider	The monthly charge is $0.13 per $1,000 of the rider benefit in excess of $30,000.
Spouse Term	The charge for this rider varies based on individual characteristics. The monthly charge is guaranteed not to be less than $0.16 nor to exceed $1.80 per $1,000 of the rider benefit..
Waiver of Monthly Policy Charges	The charge for this rider varies based on individual characteristics. The monthly charge is guaranteed not to be less than $0.01 nor to exceed $0.51 per $1,000 of Net Amount at Risk.
Waiver of Specified Premium	The charge for this rider varies based on individual characteristics. The monthly charge is guaranteed not to be less than $0.15 nor to exceed $0.94 per $100 of Planned Periodic Premium..
Distribution of the Policy
The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first Policy Year (or the first year following an Adjustment) up to the surrender Target Premium. In addition, a commission of up to 3.0% of premium above the surrender Target Premium received in the first Policy Year (or first year following an Adjustment may be paid. After the first year, following the Policy Date (or Adjustment Date), commissions range from 0% to 4.0% of premiums received. Expense allowances may be paid to agents and brokers based on premiums received. Expense allowances may be paid to agents and brokers based on premiums received.
The Company has appointed Principal Securities, Inc. ("PSI") , Des Moines, Iowa 50392, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Policy. PSI also may receive 12b-1 fees in connection with purchases and sales of Underlying Funds. The 12b-1 fees for the Underlying Funds are shown in the prospectuses of each Underlying Fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.

Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the Underlying Fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy Owners’ instructions.
Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from Underlying Funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Underlying Fund Charges
The assets of each Division are used to purchase shares in a corresponding Underlying Fund at net asset value. The net asset value reflects management fees and operating expenses already deducted from the assets of the Underlying Fund. Current management fees and operating expenses for each Underlying Fund are shown in its prospectus.
GENERAL DESCRIPTION OF THE POLICY
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our General Account (and not by the Separate Account) and are subject to the Company's claims-paying ability. A Policy Owner should look to the Company's financial strength for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Underlying Funds.
The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, Data Pages, copies of any supplemental applications, amendments, and endorsements. No statement, unless made in an application, is used to void a Policy (or void an Adjustment in the case of an Adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.
Rights under the Policy
Ownership
Unless changed, the Owner(s) is as named in the application. The Owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if:
•the death proceeds are paid;
•the maturity proceeds are paid;
•the Policy is surrendered; or
•the grace period ends without our receiving the payment required to keep the Policy in force.
If an Owner dies before the Policy terminates, the surviving Owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all Owners die before the Policy terminates, the Policy's ownership interest passes to the Insured. If the Owner is not a natural person and is no longer in existence, the Insured becomes the Owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.
You may change your ownership designation. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
Beneficiary
If the Insured dies before the Maturity Date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a Written Request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a Written Request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the Insured, the death proceeds are paid to the Owner(s) or the estate of the Owner(s) in equal percentages unless otherwise specified.
Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our Home Office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the revocable beneficiary(ies), are subject to any assignment on file with us.
Limitations on Transfers
You may request scheduled and unscheduled transfers between the Divisions and/or the Fixed Account by:
•sending us a Written Request;
•calling us if telephone privileges apply (1-800-247-9988); or
•visiting www.principal.com (if internet privileges apply).
You must specify the dollar amount or percentage to transfer. The transfer is made, and the values determined as of the end of the Valuation Period in which we receive your request.In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the Owner.
You may elect to have automatic transfers made out of one Division into one or more of the other Divisions or the Fixed Account. You choose the investment options, the dollar amount(s) and timing of the transfers. There is no transfer fee on scheduled transfers. There is no fee for participation in the scheduled transfer program. Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and unscheduled Fixed Account transfer in the same Policy Year.
You may not make a transfer to the Fixed Account if:
•a transfer has been made from the Fixed Account to a Division within six months; or
•immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without our prior approval).

Below are additional limitations and requirements for transfers:

Division Transfers:	Unscheduled	Scheduled/Automatic
Minimum Transfer Amount	$50.00	$50.00
Transfer Fee and Other Limitations	No charge.	No charge for participating in the automatic transfer program. The value of the Division must be equal to or more than $2,500 when your scheduled transfers begin. Transfers continue until your interest in the Division has a zero balance or we receive Written Request to stop them. We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers:	Unscheduled	Scheduled/Automatic
Number and Timing	one unscheduled Fixed Account to Division(s) transfer within the 30-day period following the Policy Date and following each policy anniversary	Monthly basis from the Fixed Account to Divisions. Begins on the Monthly Date following the request.
Minimum Transfer Amount	$50.00	$50.00
Maximum Transfer Amount	25% of Fixed Account Value (unless Fixed Account value is less than $1,000)	2% of the Fixed Account value as of the specified date
Transfer Fee and Other Limitations	No charge.
No charge. The value of your Fixed Account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000. Scheduled transfers continue until your value in the Fixed Account has a zero balance or we receive your Written Request to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer.
As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of Written Request of the change.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your Policy Value in the Divisions over time.

Example:You may choose to rebalance so that 50% of your Policy Values are in the Money Market Division and 50% in the SmallCap Value I Division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market Division and 40% in the SmallCap Value I Division. By rebalancing, Units from the Money Market Division are sold and the proceeds are used to purchase Units in the SmallCap Value I Division so that 50% of the Policy Values are once again invested in each Division.
You may elect APR at the time of application or after the Policy has been issued by:
•calling us at 1-800-247-9988 (if telephone privileges apply);
•mailing us your Written Request;
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
There is no charge for participation in the APR program. The APR transfers:
•do not begin until the later of expiration of the examination offer period or the DCA Duration, if applicable;
•are done without charge;
•may be done on the frequency you specify: quarterly (on a calendar year or Policy Year basis); or semiannual or annual (on a Policy Year basis).
•are made at the end of the next Valuation Period after we receive your instruction;
•are not available for values in the Fixed Account; and
•are not available if you have scheduled transfers from the same Divisions.

Automatic portfolio rebalancing is also the term used in connection with certain non-qualified deferred compensation plans. In these instances, the plan has a service agreement directing the service provider to give effect to the plan’s allocation instructions.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.
We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Examples of the changes we may make include:
•transfer assets in any Division to another Division;
•add, combine or eliminate Divisions; or
•substitute the shares of a Division for shares in another Division:
•if shares of a Division are no longer available for investment; or
•if in our judgment, investment in a Division becomes inappropriate considering the purposes of the Division.
If we eliminate or combine existing Divisions or transfer assets from one Division to another, you may change allocation percentages and transfer any value in an affected Division to another Division(s) without charge. If we substitute one Underlying Fund for another, you may change allocation percentages. You may exercise these privileges until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise these rights if you have an interest in the affected Division(s).
Suicide
Death proceeds will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Policy Date. Instead, we will return all premiums paid, less any Loan Indebtedness, less any partial surrenders. Death proceeds which are a result of a Face Amount increase made under an Adjustment or a rider that requires evidence of insurability will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Adjustment Date. Instead, we will return the sum of the Monthly Policy Charges paid for the increased amount of protection.
Delay of Payments or Transfers
Payment due to surrenders, policy loans, death or maturity proceeds, and transfers to or from a Division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a Division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and your instruction is not canceled by your written request, the transaction will occur on the first Business Day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.

In addition, we reserve the right to defer payment of that portion of your Policy Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 Business Days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the Fixed Account for a period of up to six months.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the Underlying Funds by forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund and causing unplanned portfolio turnover;
•Hurt the portfolio performance of the Underlying Funds; and
•Increase expenses of the Underlying Fund and Separate Account due to increased broker-dealer commissions; and increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Underlying Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an Underlying Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract Owner or other person authorized by the Owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfer during a Contract year to no more than 12;
•Prohibiting you from requesting a transfer among the Divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the Underlying Fund.
The Underlying Funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two Business Days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

Material State Variations
Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. A general summary of material state variations is below. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in Your Policy, or in riders or endorsements attached to Your Policy. You should refer to Your Policy for these state specific features.

State with Variation	Provision/Rider	Description of Variation
NJ, TX	Salary Increase Rider	Rider Unavailable (TX) Rider unavailable for individual policies (NJ)
NJ, TX	Extra Protection Increase Rider	Rider unavailable for individual policies (TX) Rider unavailable for individual policies (NJ)
MA, TX	Extended Coverage Rider	Rider Unavailable
NJ, NY	Accounting Benefit Rider	Rider Unavailable
NJ	Change of Insured Rider	Rider unavailable for individual policies.
NJ	Children Term Insurance Rider	Rider unavailable for business policies.
NJ	Spouse Term Rider	Rider unavailable for business policies.
IL, NJ, TX, WA	Aviation Exclusion	Not applicable Not applicable for business policies (NJ).
AZ, CT, GA, IL, KY, MD, MN, MO, NH, NJ, NY TN, TX, WA, WI	Hazardous Sports Exclusion	Not applicable Not applicable for business policies (NJ).
DC. IN, MA, NJ, NY, VT	Accelerated Benefits Rider	Rider Unavailable
FL	Extended Coverage Rider	Rider Unavailable
MA, NJ, NY, PA	Grace and Reinstatement Endorsement	Unavailable
MA	Life Paid Up Rider	Rider Unavailable
PREMIUMS

Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the Policy Value, the Net Policy Value, and how long the Policy remains in force. Insufficient premium payments may cause the policy to lapse as described in POLICY TERMINATION AND REINSTATEMENT.
Premium payments may be delivered to us as follows:
•If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or
•By mailing your payment according to the instructions below.
Premium Payment Mailing Instructions:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.

Minimum Required Premium and 5-Year Guarantee Provisions
Your Policy has either a Minimum Required Premium or a 5-Year Guarantee provision. The 5-Year Guarantee provision only applies to Policies issued after May 21, 2001 where permitted by state law. If the 5-Year Guarantee provision applies to your Policy and you meet the premium requirement, your Policy is guaranteed not to lapse during the first five Policy Years even if the Net Surrender Value is insufficient to cover the Monthly Policy Charge.
Minimum Required Premium - during first 24 months after Policy Date
You must pay a Minimum Required Premium during the first 24 months from the Policy Date. The Minimum Required Premium is the amount that, if paid, will keep the policy in force for one month, taking into account the current Monthly Policy Charges and surrender charge. The Minimum Required Premium on a Monthly Date is equal to (a) times (b) where:
(a)    is the Minimum Monthly Premium as shown on the current Data Pages; and
(b)    the number of completed months since the Policy Date.

NOTE:    The amounts of the Minimum Required Premium (if applicable) and the Death Benefit Guarantee premiums are different due to the length of time coverage is provided by each. The Minimum Required Premium ensures that the Policy will not lapse during the first 24 months following the Policy Date. The Death Benefit Guarantee premium provides a guarantee that the Policy will not lapse during the later of the first 60 months following the Policy Date or the Insured’s age 65. Since the Death Benefit Guarantee can provide a longer no-lapse guarantee, the Death Benefit Guarantee premium is higher than the Minimum Required Premium.

Example:    If the policy Face Amount is $250,000 and the Insured is a male with an Attained Age of 45 who is a nonsmoker:
Minimum required premium is $3,082. (The policy Face Amount (divided by 1000) multiplied by the Minimum Required Premium rate of $12.00 plus $82.00)
Death benefit guarantee premium requirement is $3,659.50. (The policy Face Amount (divided by 1000) multiplied by the Death Benefit Guarantee premium rate of $14.31 plus $82.00)

5-Year Guarantee Provision
During the first 60 months from the Policy Date, the Policy will stay in force even if the Policy’s Net Surrender Value is insufficient to cover Monthly Policy Charge. If ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of the premiums paid;
(b)    is the sum of all existing policy loans, unpaid loan interest, partial surrenders and transaction charges; and
(c)    is the sum of the Minimum Monthly Premiums (as shown on your data page) since the Policy Date to the most recent Monthly Date.
After the first 60 months from the Policy Date, making premiums under your planned periodic schedule does not guarantee that your Policy will stay in force unless:
•your Policy’s Net Surrender Value is at least equal to the Monthly Policy Charge on the current Monthly Date, or
•the Death Benefit Guarantee rider is in force.
Death Benefit Guarantee
The Death Benefit Guarantee rider provides that, subject to satisfaction of the Death Benefit Guarantee requirement, the Policy will not terminate prior to the later of the Insured attaining age 65 or 5 years from policy issue even if the policy Net Surrender Value is insufficient to cover the Monthly Policy Charge.
The Death Benefit Guarantee premium requirement is that ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of premiums paid;
(b)    is the sum of the Loan Indebtedness and all partial surrenders; and
(c)    is the sum of the Death Benefit Guarantee premiums since the Policy Date to the most current Monthly Date.
Example:    If the policy Face Amount is $250,000 and the Insured is a male with an Attained Age of 45 who is a nonsmoker:
5-Year Guarantee Provision premium requirement is $2,170. (The policy Face Amount (divided by 1000) multiplied by the 5-Year Guarantee Provision premium rate of $8.68)
Death benefit guarantee premium requirement is $3,659.50. (The policy Face Amount (divided by 1000) multiplied by the Death Benefit Guarantee premium rate of $14.31 plus $82.00)

Premium Limitations
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s) and refund or apply the excess premium as follows:
•If we receive such premium payments more than 30 days from the date the applicable limit will increase, we will refund the excess premium payment to you.
•If we receive such premium payments within 30 days from the date the applicable limit will increase, we will hold the excess premium payment in a non-interest bearing account and apply it to your policy once the applicable limit increases.
Allocation of Premiums
Net premium payments are allocated to the Divisions and/or Fixed Account according to your instructions (the allocation percentage must be zero or a number). The total of all the allocation percentages must equal 100. Net premium payments are allocated as of the Valuation Period in which they are received in good order. Incomplete allocation instructions may cause a delay in processing.
The percentage allocation for future premium payments may be changed, without charge, at any time by:
•sending a Written Request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply); or
•visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the Valuation Period in which your new instructions are received.
Division Valuation
There is no guaranteed minimum Division value. Its value reflects the investment experience of the Division. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. Without additional premiums payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
At the end of any Valuation Period, your value in a Division is:
•the number of Units you have in the Division
•multiplied by the value of a Unit in the Division.
The number of Units is the total of Units purchased by allocations to the Division from:
•your initial premium payment (less Premium Expense Charges);
•plus subsequent premium payments (less Premium Expense Charges);
•plus transfers from another Division or the Fixed Account
minus Units sold:
•for partial surrenders from the Division;
•as part of a transfer to another Division, the Fixed Account or the Loan Account; and
•to pay Monthly Policy Charges and any transaction fees.
We calculate Unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate Unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day, Juneteenth and Independence Day. In addition, we do not calculate Unit values if an emergency exists making disposal or valuation of securities held in the Underlying Funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the Unit value of a Division, the Unit value from the previous Business Day is multiplied by the Division’s net investment factor for the current Valuation Period. The number of Units does not change due to a change in Unit value.
The net investment factor measures the performance of each Division. The net investment factor for a Valuation Period is calculated as follows:
[{the share price of the Underlying Fund at the end of the Valuation Period before that day’s transactions plus
the per share amount of the dividend (or other distribution) made by the Underlying Fund during the Valuation Period}
divided by
the share price of the Underlying Fund at the end of the previous Valuation Period after that day’s transactions].

When an investment owned by an Underlying Fund pays a dividend, the dividend increases the net asset value of a share of the Underlying Fund as of the date the dividend is recorded. As the net asset value of a share of an Underlying Fund increases, the Unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of Units you own in the Division.
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
If coverage is in effect and the Insured dies before the Maturity Date, we pay death proceeds. We must receive:
•proof of the death of the Insured;
•Beneficiary’s Statement (Claim Form)*; and
•Trust Agreement (if the beneficiary is a trust).
*    If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.
Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY - Rights Under the Policy).
The payments are made in cash lump sum or under a fixed benefit payment option. Death proceeds are calculated as of the date of the Insured’s death and include:
•the death benefit described below;
•minus Loan Indebtedness;
•minus any overdue Monthly Policy Charges if the Insured died during a grace period;
•plus interest on the death proceeds as required by state law;
•plus proceeds from any benefit rider on the Insured’s life.
Benefit Instructions
While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options of the Policy. If at the Insured’s death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. These choices are also available if the Policy matures or is surrendered. If a benefit payment option is not selected, the death proceeds are paid in a cash lump sum. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit payment option instructions are revoked.
The fixed benefit payment options include:
•Custom Benefit Arrangement
    A specially designed benefit option may be arranged with our approval.
•Proceeds left at interest
    We hold the amount of the benefit on deposit. Interest payments are made annually, semiannually, quarterly or monthly as selected.
•Fixed Income
    We pay income of a fixed amount for a fixed period (not exceeding 30 years).
•Life Income
    We pay income during a person’s lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
•Joint and Survivor Life Income
    We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both of the beneficiaries die before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
•Joint and Two-thirds Survivor Life Income
    We pay an income during the lifetime of two people and two-thirds of the original amount during the remaining lifetime of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
If no beneficiary(ies) survive the Insured, the death proceeds will be paid to the Owner or the Owner’s estate unless otherwise specified.
Death Benefit Option
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.
The two death benefit options available are:
Death Benefit Option 1 - the death benefit equals the greater of:
•the Face Amount; or
•the amount found by multiplying the Policy Value by the applicable percentage from the table below.
Death Benefit Option 2 - the death benefit equals the greater of:
•the Face Amount plus the Policy Value; or
•the amount found by multiplying the Policy Value by the applicable percentage from the table below.

APPLICABLE PERCENTAGES*
(For ages not shown, the applicable percentages decrease by a pro rata portion for each full year.)

Insured’s Attained Age	percentage
40 and under	250
45	215
50	185
55	150
60	130
65	120
70	115
75 through 90	105
95	100
*    The applicable percentage tables are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. We reserve the right, where allowed by law, to change or delete the percentages as required by changes to the Internal Revenue Code.
Example: Death Benefit Option: 1
Face Amount: $250,000
                 Policy Value: $150,000
Attained Age: 45
Risk Class: Preferred Non-smoker
Applicable Percentage: 215%
Death Benefit: $150,000 x 215% = $322,500
Change in Death Benefit Option
You may change the death benefit option on or after the second policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval.
We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change. If the death benefit option involves a face decrease, you may elect to keep the current Face Amount, subject to underwriting review and approval.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000 + $50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. The Face Amount increase will be in the same proportion as the Face Amount to the Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000
Maturity Proceeds
The Maturity Date is the policy anniversary where the Insured’s Attained Age is 95 and is shown on your current Data Pages. If the Insured is living on the Maturity Date, the Policy is in force and you do not want the Maturity Date extended by the Extended Coverage Rider, maturity proceeds equal to the accumulated value less policy loans and unpaid loan interest are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.
The maturity proceeds are paid either as a cash lump sum on the Maturity Date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the Maturity Date automatically be extended to the date of the Insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).
Adjustment Options
Increase in Face Amount
You may request an increase at any time provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000. A Face Amount increase request made in the first 60 policy months will increase the 5-Year Guarantee Premium for the remainder of the 60 months. If MRP applies, the MRP amount will be increased if an increase is made in the first two Policy Years. At any time an increase is made, surrender charges will apply.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Insured is alive at the time of your request; and
•the Attained Age of the Insured is 85 or less at the time of the request; and
•we receive evidence satisfactory to us that the Insured is insurable under our underwriting guidelines in place at the time of your request.
The increase in Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
We calculate an “adjustment conditional receipt premium deposit” (payment that accompanies request) based on your request for an increase. If you make a payment with your Adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.
Any payment made with the Adjustment application is held in our General Account without interest. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the premium payment being held minus the Premium Expense Charge is moved to the Divisions and/or Fixed Account. Your current premium allocation percentages are used to make this allocation.
The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the Policy will lapse unless the 5-Year or Death Benefit Guarantees are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in Face Amount.
Decrease in Face Amount
On or after the second policy anniversary, you may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges, the 5-Year Guarantee Premium amount or the Minimum Required Premium. A decrease is requested as follows:
•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the Policy is not in a grace period;
•Monthly Policy Charges are not being waived under a waiver rider; and
•the decrease may not reduce the Face Amount below $50,000.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in your Divisions, Fixed Account and Loan Account. The Policy Value:
•increases as premiums are applied and interest is credited;
•decreases as policy loans, partial surrenders and policy expenses are deducted; and
•increases or decreases as the Investment experience in your chosen Divisions fluctuates.

OPTIONAL BENEFITS UNDER THE POLICY

Subject to certain conditions, you may add one or more of the optional insurance benefits summarized in the table below. More information follows the table, and detailed information may be obtained from a registered representative or our Home Office. Not all optional insurance benefits (including those referred to below as "standard") are available to all Owners or in all states, and provisions may vary. Costs of optional insurance benefits are deducted from your Policy Value. See SUMMARY: FEE TABLES for charges.

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Accelerated Benefit	provides the option to receive an advance of a portion of the death proceeds if the Insured becomes diagnosed as terminally ill with a life expectancy of less than 12 months.	Optional	No(1)	Limited to 75% of Face Amount, up to a maximum of $1,000,000. Advance may be taxable.
Accidental Death Benefit	provides an additional death benefit if the Insured’s death is caused by accidental means	Optional	Yes
Accounting Benefit	provides that if the Policy is surrendered in the first ten years, any surrender charge will be waived.	Optional	No	available on business cases only; does not apply to a Policy surrendered for replacement. Approval required
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Children Term	provides insurance coverage for the Insured's child(ren)	Optional	Yes
Cost of Living Increase	provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability	Standard(2)	No(3)
Death Benefit Guarantee	guarantees the Policy will not lapse if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement	Standard(4)	No	The level of premium paid determines whether the guarantee is extended to the Insured’s Attained Age 95. If the rider terminates, it may not be reinstated.
Extended Coverage	extends the Policy beyond the Maturity Date as long as the Policy is still in-force and the Insured is living on the Policy Maturity Date	Standard(5)	No	After the Policy Maturity Date:, certain limitations and restrictions are imposed on the Policy.
Extra Protection Increase	provides increases in the Face Amount based on the amount of premiums paid into the Policy without requiring evidence of insurability	Optional	No(3)	available on business cases only; must be elected at time or application or any time prior to issue
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the rider benefit begins, certain limitations and restrictions are imposed on the Policy. You should consult your tax advisor regarding this rider.
Salary Increase	provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability.	Optional	Yes	available on business cases only. If you elect this rider, we will not add the Cost of Living Increase Rider to your Policy.
Spouse Term	provides insurance coverage for the Insured’s spouse	Optional	Yes
Waiver of Monthly Policy Charges	pays the monthly deductions of the Policy if the Insured becomes disabled and loses the ability to earn an income	Optional	Yes	approval required
Waiver of Specified Premium	pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
(1) Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged.
(2) Policies with a risk classification of standard or better and where the Insured’s issue age is 52 or younger.
(3) The Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider
(4) If the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement
(5) You may choose not to extend the Maturity Date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy.

Accelerated Benefits Rider
The rider is available to all Policies at issue or may be elected at any time prior to the Insured’s death. Under this rider, you can choose to receive an advance of a portion of the death proceeds if the Insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. (The definition of terminally ill may vary in some states.) You can request up to 75 percent of the total Face Amount, minus any outstanding policy loans and unpaid loan interest and previously paid accelerated benefit, up to a maximum of $1,000,000. There is no charge for this rider; however, we will reduce the death proceeds payable upon the Insured's death by the amount of the advance, plus 8% interest. For example, assume the total Face Amount is $100,000 and there are no outstanding loans, interest, or previously paid accelerated benefit. If the Insured qualifies as terminally ill, up to $75,000 may be requested. When the Insured dies, the death proceeds are reduced by $75,000 and 8% interest on that amount ($6,000 if the loan was outstanding for one year). Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.
Accidental Death Benefit Rider
The rider may be elected at the time of application, or may be added after issue subject to our then current underwriting guidelines. This rider provides an additional death benefit if the Insured’s death is caused by accidental means.
There is a maximum monthly charge for this rider of $0.14 per $1,000 of rider benefit. For example, assume a Policy with Death Benefit Option 1 with a Face Value of $100,000 and a rider benefit of $25,000. In this example, the maximum charge for the rider would be $3.50 per month., and upon the death of the Insured, the death benefit would be $125,000.
Accounting Benefit Rider
This rider is available on business cases only and must be elected at the time of application or any time prior to issue. It provides if the Policy is surrendered in the first ten years, any surrender charge which would otherwise apply, will be waived. This waiver of surrender charge does not apply to a Policy which is surrendered for the purpose of replacing it with a policy from another company, including Internal Revenue Code Section 1035 exchanges. Our approval, under our then current underwriting guidelines, is required to add this rider. There is no charge for this rider.
Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, smoking status, and risk classification of the newly named Insured. Until the effective date of the change of Insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Children Term Insurance Rider
This rider may be added at any time while the primary Insured’s Attained Age is 55 or less. It provides insurance coverage for the Insured’s child(ren). We will pay this rider’s beneficiary its insurance amount upon receipt of proof that the child died before the termination of this rider. There is a maximum monthly charge for this rider of $0.40 per $1,000 of rider benefit. For example, if you purchased this rider on your Policy for a coverage amount of $5,000, the maximum charge for the rider would be $2.00 per month. If one of your children named on your Policy or rider application were to die while your Policy and this rider were still in force, the Company would pay a $5,000 death benefit to the beneficiary.
Cost of Living Increase Rider
This rider is added automatically to all Polices with a risk classification of standard or better and where the Insured’s issue age is 52 or under, unless you elect the Salary Increase Rider. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for adding this rider; however, we will increase the monthly policy charge and surrender charge to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.

Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee premium requirement. This rider extends the no-lapse guarantee provision if premiums paid equal or exceed the Death Benefit Guarantee premium requirement. The level of premium (planned or paid) at issue determines whether the no-lapse guarantee is extended to the Insured’s Attained Age 65. An illustration (available at no charge from your sales representative or our Home Office) will provide the Death Benefit Guarantee premium requirement applicable to your Policy. The Death Benefit Guarantee premium requirement is described in the section “PREMIUMS.”
If on any Monthly Date, the Death Benefit Guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our Home Office before the expiration of the 61 days (which begins when the notice is mailed), the Death Benefit Guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.
The rider must be elected at the time of application or any time prior to issue.
Extended Coverage Rider
This rider is added automatically to all Policies when issued. This rider extends the Policy beyond the Maturity Date as long as the Policy is still in-force and the Insured is living on the Maturity Date. The Policy will then terminate upon the Insured’s death. No Monthly Policy Charges are deducted after the Maturity Date. No additional premium payments are allowed, Adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All investment account and Fixed Account values will be transferred to the Money Market Division and no further transfers are allowed. For example, assume the Policy Maturity Date is December 31, 2021, and the Insured is still living on that date. Instead of maturity proceeds being paid on that date, this rider extends the Policy, and death proceeds are paid under Death Benefit Option 1 when the Insured dies.
You may choose not to extend the Maturity Date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.
Extra Protection Increase Rider
The rider is available on business cases only and must be elected at the time of application or any time prior to issue. This rider provides increases in the Face Amount based on the amount of premiums paid into the Policy without requiring evidence of insurability. There is no charge for this rider; however, when exercised, the Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider.
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Maturity Date.Under certain circumstances, this rider can guarantee the Policy will not lapse when there is a large Loan Indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:
•the Loan Indebtedness must be at least 96% of the Surrender Value;
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age must be 75 years or older;
•the Policy must have been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
We reserve the right to begin the rider benefit when the Loan Indebtedness is at least 92% of the Surrender Value and all of the conditions are satisfied.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•Your Loan Indebtedness and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders, except the extended coverage rider, will automatically be terminated.

There is a one time maximum charge of 7.5% of Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $7,500 when the benefit begins.
The Internal Revenue Service has not taken a position on the Life Paid-Up Rider. You should consult your tax advisor regarding this rider.
Salary Increase Rider
This rider is available on business owned or business sponsored Policies only and may be elected at any time prior to issue. If elected, the Cost of Living Increase Rider is not available.This rider provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability. The rider benefit amount is any amount you select subject to the then current underwriting guidelines. For Insureds with a risk classification of standard or better, the charge for this rider is taken at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000. When exercised, the Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000. Since the rider benefit does not exceed $30,000, there would not be a charge for this rider.
Spouse Term Insurance Rider
The rider may be added at any time while the primary Insured’s Attained Age is 60 or less. This rider provides insurance coverage for the Insured’s spouse. We will pay this rider’s beneficiary its insurance amount upon receipt of proof that the spouse died before the termination of this rider. There is a maximum monthly charge for this rider of $1.80 per $1,000 of rider benefit. For example, if you purchased this rider on your Policy for a coverage amount of $5,000, the maximum charge for the rider would be $9.00 per month. If your spouse were to die while your Policy and this rider were still in force, the Company would pay a $5,000 death benefit to the beneficiary.
Waiver of Monthly Policy Charge Rider
This rider may be added at any time while the primary Insured’s Attained Age is 59 or less.This rider pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. There is a charge for this rider.
Waiver of Specified Premium Rider
The rider may be added at any time while the primary Insured’s Attained Age is 59 or less. This rider pays the planned scheduled premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. There is a charge for this rider.
SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which we receive the Written Request for surrender.
Total and partial surrenders from the Policy are generally paid within five Business Days of our receipt of the Written Request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
Full Surrenders
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.
We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the Surrender Value.

Partial Surrenders
On or after the second policy anniversary and prior to the Maturity Date, you may surrender a part of the Net Surrender Value. The minimum amount of the partial surrender is $500. Up to two partial surrenders may be made during a Policy Year. The total of your two partial surrenders during a Policy Year may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first partial surrender in that Policy Year). The partial surrender may not decrease the Face Amount to less than $50,000. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable.
Your Policy Value is reduced by the amount of the surrender and transaction fee. We surrender Units from the Divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from your Division(s) and/or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your Monthly Policy Charge allocation percentages. No surrender charge is imposed on a partial surrender. You pay a transaction fee on each partial surrender. The fee is the lesser of $25 or two percent of the amount surrendered. It is withdrawn in the same proportion as your Monthly Policy Charge allocation.
If Death Benefit Option 1 is in effect and the death benefit equals the Face Amount, the Face Amount is reduced by the amount of the partial surrender and transaction fee. In situations where the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount the partial surrender plus transaction fee exceeds the difference between the death benefit and Face Amount. If the Face Amount had been increased, any reduction of the Face Amount is made on a last in, first out basis.
If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount upon a partial surrender.
LOANS
Policy Loans
While your Policy is in effect and has a Net Surrender Value, you may borrow money from us with the Policy as the security for the policy loan.
•The maximum amount you may borrow is 90% of the Net Surrender Value as of the date we process the policy loan. The maximum amount you may borrow may be different in some states.
•You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.
•Generally, policy loan proceeds are sent within five Business Days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
•Requests for policy loans from any joint Owner are binding on all joint Owners.
•Policy loans may negatively affect your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse)).
You are charged interest on any Loan Indebtedness. The interest rate is 8.0% per year. Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be withdrawn from your Division(s) and/or Fixed Account and transferred to the Loan Account. Withdrawals are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.
A policy loan generally has a permanent effect on Policy Values because borrowed amounts do not reflect the investment experience of the Division(s) and the interest credited to the Fixed Account. In addition, Loan Indebtedness is subtracted from:
•death proceeds at the death of the Insured;
•Surrender Value upon full surrender or termination of a Policy; and
•maturity proceeds paid.
Loan Indebtedness reduces your Net Surrender Value. If the Net Surrender Value is less than the Monthly Policy Charges on a Monthly Date, the 61-day grace period provision applies, unless Minimum Required Premium is met, 5-Year Guarantee Premium is paid or Death Benefit Guarantee rider is in effect (see POLICY TERMINATION AND REINSTATEMENT -Policy Termination (Lapse)).
If the Policy lapses with an outstanding loan balance, there may be negative tax consequences.

Loan Account
When a policy loan is taken, a Loan Account is established. An amount equal to the loan is transferred from your Division(s) and Fixed Account to your Loan Account. Loan accounts are part of our General Account. You may instruct us on the proportions to be taken from your accounts. There are no restrictions on the accounts from which the loan amount can be transferred. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent Monthly Policy Charge. Any loan interest due and unpaid is transferred in the same manner.
Your Loan Account earns interest from the date of transfer. During the first ten Policy Years, the Loan Account interest rate is 6.00% per year. After the tenth Policy Year, the Loan Account interest rate is 7.75%. Interest accrues daily and is paid at the end of the Policy Year.
Loan Payments
While the Policy is in force and before the Insured dies, you may pay the Loan Indebtedness as follows:
•policy loans may be repaid totally or in part;
•repayments are allocated to the Division(s) and Fixed Account in the proportions used for allocation of premium payments;
•the repayments are allocated as of the Valuation Period in which we receive the repayment;
•repayments are to be sent to our service office; and
•payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding.
POLICY TERMINATION AND REINSTATEMENT
Policy Termination (Lapse)
If the Net Surrender Value on a Monthly Date is less than the current monthly charges, and neither the Minimum Required Premium provision nor the Death Benefit Guarantee provision nor the 5-Year Guarantee provision are in effect, we will send you a notice of pending policy termination and a grace period begins.
NOTE:    Those policies issued after May 21, 2001 with the 5-year guarantee: The state of Florida requires that the Net Surrender Value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.
After the first 24 months from the Policy Date (if the Minimum Required Premium provision is in effect) or after the first 60 policy months (if the 5-Year Guarantee provision is in effect), making premiums under your planned periodic schedule does not guarantee that your Policy will stay in force unless:
•your Policy’s Net Surrender Value is at least equal to the Monthly Policy Charge on the current Monthly Date; or
•the Death Benefit Guarantee rider is in effect.
Grace Period
If the Net Surrender Value on a Monthly Date is less than the current monthly charges or the Loan Indebtedness is greater than the Net Surrender Value (overloan) and none of the guarantee provisions are in effect, we will send you a notice of pending policy termination and a grace period begins. We will send you a notice at the start of the grace period (to your last known post office address) stating the required premium to avoid policy termination. If the grace period begins because of an overloan, the notice will state a higher optional premium payment amount that will decrease the Loan Indebtedness. Loan repayments count toward your grace period payment. The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will terminate without value.
When the required premium is paid during the grace period, monthly charges are not deducted until the monthly anniversary following the payment. Therefore, during the grace period the Net Surrender Value may be overstated.
Minimum Required Premium - during the first 24 months after Policy Date
We will send you a notice of impending policy lapse if the sum of the premiums paid is less than the Minimum Required Premium on a Monthly Date. The minimum payment is (a) minus (b) where:
(a)    is the Minimum Required Premium due on the second Monthly Date following the beginning of the grace period; and
(b)    is the sum of the premiums paid since the Policy Date.

If the grace period ends before we receive the minimum payment, we will pay you any remaining Policy Value, which is (a) minus (b) where:
(a)    is the Net Surrender Value on the Monthly Date on or immediately preceding the start of the grace period; and
(b)    is two Monthly Policy Charges applicable during the grace period.
Minimum Required Premium - after the first 24 months after Policy Date
If the grace period begins because the Net Surrender Value is less than the current Monthly Policy Charge, the minimum payment is equal to (a) plus (b) divided by (c) where:
(a)    is the amount by which the surrender charge is more than the Policy Value on the Monthly Date on or immediately preceding the start of the grace period;
(b)    is three Monthly Policy Charges; and
(c)    is one minus the maximum Premium Expense Charge* percentage.
*    The maximum Premium Expense Charge in Policy Years 1-10 is 6.20% (2.75% sales load, 2.20% state and local taxes and 1.25% federal taxes).
5-Year Guarantee Provision
If the Net Surrender Value on a Monthly Date is less than the current monthly charges, you make the appropriate payment as defined by (1) or (2) below:
1)    if your Policy lapses (the Net Surrender Value on a Monthly Date is less than the current monthly charges) in the first five Policy Years, you must pay at least the greater (a) or (b) where:
(a)    three Monthly Policy Charges divided by (1 minus the maximum Premium Expense Charge);
(b)    three Minimum Monthly Premiums.
2)    if your Policy lapses after the first five Policy Years, you must pay at least (a) plus (b) where:
(a)    is the amount by which the surrender charge is more than the accumulated value on the Monthly Date on or preceding the grace period;
(b)    is three Monthly Policy Charges divided by (1 minus the maximum Premium Expense Charge.)
NOTE:    The amounts of the Minimum Required Premium (if applicable) and the Death Benefit Guarantee premiums are different due to the length of time coverage is provided by each. The Minimum Required Premium ensures that the Policy will not lapse during the first 24 months following the Policy Date. The Death Benefit Guarantee premium provides a guarantee that the Policy will not lapse during the later of the first 60 months following the Policy Date or the Insured’s age 65. Since the Death Benefit Guarantee can provide a longer no-lapse guarantee, the Death Benefit Guarantee premium is higher than the Minimum Required Premium.
The required premium is intended to reimburse us for the Monthly Policy Charges during the grace period, and to provide enough Policy Value to pay the Monthly Policy Charge on the first Monthly Date after the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The Policy is in force during a grace period. If we do not receive the required premium, the Policy will terminate as of the end of the grace period. If the Insured dies during a grace period, the death benefit is paid and the amount is reduced by:
•all Monthly Policy Charges due and unpaid at the death of the Insured; and
•any Loan Indebtedness.
The Policy also terminates:
•when you make a full Policy surrender;
•when death proceeds are paid; and
•on the Maturity Date.
When the Policy terminates, all of the Owners’ Policy rights and privileges end.
Neither partial surrenders nor policy loans may be made during a grace period.

Reinstatement (for Policies issued prior to May 21, 2001 and Policies issued after that date in states where the 5-Year Guarantee Provision is not available).
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
•prior to the Maturity Date and while the Insured is alive;
•upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);
•if you make a payment of a reinstatement premium; and
•if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).
The reinstatement premium is calculated using the required premium formulas found above in the Grace Period section. The required premium formula in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).
We do not require payment of Monthly Policy Charges during the period the Policy was terminated. Reinstatement is effective on the next Monthly Date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our General Account without interest. If the reinstatement is approved, they are allocated to your selected Division(s) and/or Fixed Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same Policy Date as the original Policy. Your rights and privileges as Owner(s) are restored upon reinstatement.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The Premium Expense Charge is calculated based on the number of years since the Policy was issued.
Reinstatement (only applies to Policies issued after May 21, 2001 where permitted by state law).
If this Policy ends as described under “Grace Period”, and you have not surrendered your Policy for cash, you may reinstate it provided:
•such reinstatement is prior to the Maturity Date;
•the Insured is alive;
•not more than three years have elapsed since the Policy terminated;
•you supply evidence which satisfies us that the Insured is insurable under our underwriting guidelines then in effect; and
•you either repay or reinstate any Loan Indebtedness on this Policy existing at termination.
The required premium formula in effect on the date the Policy was terminated will be used in this calculation. Reinstatement is effective on the Monthly Date on or next following the date we approve it.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, and Premium Expense Charge are calculated based on the number of years the Policy was in force.

TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.
NOTE:    Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the Internal Revenue Code.
•The Policy qualifies if it satisfies a guideline premium requirement and falls within a cash value corridor.
•If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the Insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an Insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the Insured.
For employer-owned life insurance on the life of an Insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the Insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the Net Surrender Value at maturity plus any Loan Indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the Surrender Value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in Policy Value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy Owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the Owner(s) is not taxed on the Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Loan Indebtedness, upon surrender or lapse, is added to the Net Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen Policy Years, you make a partial surrender with a corresponding reduction in the total Face Amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.
Transfers between the Division(s) and/or Fixed Account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the Policy Value and the Net Premiums paid at the time the loan is made.
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the Owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the Insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the Policy Value and the Net Premiums paid.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of Policy Value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your Policy Value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is
•made after the Owner attains age 59 ½; or
•attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or
•part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.
Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you make a premium payment that we determine would cause your policy to be classified as a Modified Endowment Contract under Internal Revenue Code Section 7702A, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the Insured dies.

Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), we will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy Owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy Owner that is a foreign entity fails to provide us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each Underlying Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an Underlying Fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the Underlying Funds could conceivably be limited by adhering to the above diversification requirements.
GENERAL PROVISIONS
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum Face Amount when the Policy is originally issued is $50,000. We reserve the right to increase or decrease the minimum Face Amount. The increased minimum Face Amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the Insured be 85 or younger as of the Policy Date. Other underwriting restrictions may apply. An applicant for the Policy must:
•furnish satisfactory evidence of insurability of the Insured; and
•meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the Face Amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by us or your registered representative. If this amount is submitted with the application, a conditional receipt may be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five Business Days from the date the application was rejected.

Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
Your Policy Date is shown on the Data Pages.
Effective Date
The Policy Date and the Effective Date are the same unless a backdated Policy Date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed Insured dies before the Effective Date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Statement of Values
You receive an annual statement at the end of each Policy Year. The statement will show:
•beginning and end dates of the current statement period;
•the death benefit at the end of the statement period;
•the Policy Value at the beginning and end of the statement period;
•the Surrender Value, if any, at the end of the statement period;
•all premiums paid during the statement period;
•all charges deducted during the statement period;
•any Loan Indebtedness at the end of the statement period;
•any partial surrenders made during the statement period;
•any investment gain or loss during the statement period;
•total value of each of your Divisions and the Fixed Account as of the statement period;
•if applicable, a notice that the policy may terminate without value before the end of the next statement period
•unless additional premiums are paid (assuming guaranteed interest, mortality and expense loads, and premium charges); and
•any other information required to be included in the statement under state or federal law.
You will also receive a statement as of the end of each calendar quarter. At any time, you may request a free current statement by telephoning 1-800-247-9988.
We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If you elect to use internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:
•change in allocations of future premium payments;
•change in allocation of the Monthly Policy Charge;
•change to your APR instructions;
•change to your scheduled transfer instructions;
•unscheduled transfers; and
•policy loan (not available via the internet) (loan proceeds are mailed to the Owner’s address of record).
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.

Your instructions:
•may be given by calling us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;
•may be given by accessing us at www.principal.com (for security purposes, you need a personal identification number (password) to use any of the internet services, including viewing your Policy information on-line. If you don’t have a password, you can obtain one at www.principal.com);
•must be received by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day you call;
•are effective the next Business Day if not received until after the close of the NYSE; and
•from one joint Owner are binding on all joint Owners.
Instructions from one joint Owner are binding on all joint Owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the Owner’s address of record. The procedures for internet include requesting the same personal identification information as well as your password, logging all internet activity and sending written transaction confirmations to the Owner’s address of record.
Misstatement of Age or Gender
If the age or, where applicable, gender of the Insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in Face Amount, after the Policy has been in force during the lifetime of the Insured for a period of two years from the Policy Date. Any Face Amount increase has its own two-year contestability period that begins on the effective date of the Adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.
Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their reports.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.
FINANCIAL STATEMENTS
Financial Statements for the Company and for the Separate Account are included in the Statement of Additional Information.

APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/PrinflexReport. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Allspring VT Index Asset Allocation- Class 2*	Asset Allocation	Allspring Funds Management/Allspring Global Investments, LLC	1.00%	16.00%	12.11%	11.91%
Allspring VT Omega Growth- Class 2*	Large US Equity		1.01%	14.97%	24.94%	18.43%
American Century VP Disciplined Core Value - Class I	Large US Equity	American Century Investment Management, Inc.	0.70%	23.65%	13.97%	13.70%
American Century VP Inflation Protection - Class II	Inflation-Protected Bond		0.72%	6.27%	5.02%	2.82%
American Century VP Mid Cap Value - Class II*	Small/Mid US Equity		1.00%	23.02%	9.25%	12.68%
American Century VP Ultra - Class I*	Large US Equity		0.80%	23.16%	27.04%	20.23%
American Century VP Value - Class II*	Large US Equity		0.88%	24.28%	9.39%	11.89%
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation	Capital Research and Management Company	0.97%	10.79%	10.59%	8.16%
American Funds Insurance Series Growth - Class 2	Large US Equity		0.61%	21.99%	25.43%	19.71%
American Funds Insurance Series International - Class 2	International Equity		0.80%	(1.50%)	9.63%	8.13%
American Funds Insurance Series New World - Class 2*	International Equity		0.84%	4.92%	13.25%	8.67%
American Funds Insurance Series Washington Mutual Investors - Class 2*	Large US Equity		0.52%	27.78%	12.50%	13.75%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp	1.12%	25.56%	9.50%	12.25%
Calvert VP S&P 500 Index*	Small/Mid US Equity	Calvert Research and Management/Ameritas Investment Partners, Inc.	0.28%	28.42%	18.14%	16.16%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.85%	28.71%	14.26%	14.33%
Delaware VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.08%	34.01%	9.22%	11.78%
DWS Small Mid Cap Value - Class B*	Small/Mid US Equity	DWS Investment Management Americas Inc	1.21%	30.04%	7.47%	10.12%
Fidelity VIP Contrafund - Initial Class	Large US Equity	Fidelity Management & Research Company	0.61%	27.83%	20.17%	16.64%
Fidelity VIP Equity-Income - Initial Class	Large US Equity		0.53%	24.89%	11.95%	12.53%

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.38%	20.93%
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.34%	0.01%	0.86%	0.45%
Fidelity VIP Growth - Service Class 2	Large US Equity		0.87%	22.90%	25.98%	19.40%
Fidelity VIP High Income - Initial Class	Fixed Income		0.67%	4.41%	5.01%	5.61%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.42%	7.48%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation		0.37%	25.38%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity	Franklin Mutual Advisers, LLC	0.93%	25.37%	9.94%	12.13%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2*	Fixed Income	Franklin Advisers, Inc.	0.74%	-4.99%	-0.94%	1.14%
Invesco VI American Franchise - Series I	Large US Equity	Invesco Advisers, Inc.	0.86%	11.93%	21.74%	17.37%
Invesco VI American Value- Series I	Small/Mid US Equity		0.90%	27.95%	9.21%	10.92%
Invesco VI Core Equity- Series I	Large US Equity		0.81%	27.74%	13.97%	12.27%
Invesco VI Discovery Mid Cap Growth- Series I*	Small/Mid US Equity		0.80%	19.10%	23.08%	17.84%
Invesco VI Health Care- Series I	Other-Health		0.98%	12.30%	14.76%	13.97%
Invesco VI Main Street Mid Cap- Series II	Small/Mid US Equity		1.19%	22.86%	11.15%	10.52%
Invesco VI Small Cap Equity- Series I	Small/Mid US Equity		0.96%	20.40%	13.44%	12.29%
Invesco VI Technology- Series I	Other-Technology		0.98%	14.41%	25.03%	17.48%
Janus Henderson Global Sustainable Equity- Service (available starting June 6, 2022)	International Equity	Janus Henderson Investors US LLC
Janus Henderson Series Enterprise- Service Class	Small/Mid US Equity	Janus Capital Management LLC	0.97%	16.54%	18.84%	16.93%
Janus Henderson Series Global Technology and Innovation - Service Class	Other-Technology		0.99%	17.75%	30.32%	22.96%
Lord Abbett Series Fund Developing Growth- Class VC*	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	-2.75%	24.69%	17.25%
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.80%	29.17%	12.60%	14.02%
MFS Mid Cap Value- Service Class	Small/Mid US Equity		1.06%	30.60%	12.15%	13.31%
MFS New Discovery- Service Class*	Small/Mid US Equity		1.12%	1.57%	21.00%	15.87%
MFS New Discovery Value - Service Class*	Small/Mid US Equity		1.13%	33.87%	13.66%	13.94%
Principal Variable Contracts Funds ("PVC") Core Plus Bond - Class 1	Fixed Income	Principal Global Investors, LLC	0.48%	-0.45%	4.35%	3.70%
PVC Diversified Balanced - Class 1	Balanced/Asset Allocation		0.24%	11.06%	9.94%	8.63%
PVC Diversified International - Class 1	International Equity		0.92%	9.75%	10.73%	8.53%
PVC Equity Income - Class 1	Large US Equity		0.48%	22.47%	14.11%	13.32%
PVC Global Emerging Markets - Class 1*	International Equity		1.20%	0.58%	9.42%	5.07%
PVC Government & High Quality Bond - Class 1	Fixed Income		0.51%	-1.32%	2.13%	2.11%
PVC LargeCap Growth I - Class 1*	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.69%	21.89%	25.41%	19.27%

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
PVC LargeCap S&P 500 Index - Class I	Large US Equity	Principal Global Investors, LLC	0.25%	28.33%	18.16%	16.21%
PVC MidCap - Class 1	Small/Mid US Equity		0.54%	25.53%	20.05%	17.59%
PVC Principal Capital Appreciation - Class 1	Large US Equity		0.63%	27.82%	18.58%	16.07%
PVC Principal LifeTime 2010 - Class 1	Asset Allocation		0.50%	5.94%	7.60%	6.90%
PVC Principal LifeTime 2020 - Class 1	Asset Allocation		0.53%	9.17%	9.63%	8.83%
PVC Principal LifeTime 2030 - Class 1	Asset Allocation		0.58%	12.79%	11.68%	10.26%
PVC Principal LifeTime 2040 - Class 1	Asset Allocation		0.63%	15.29%	13.18%	11.42%
PVC Principal LifeTime 2050 - Class 1	Asset Allocation		0.67%	17.02%	14.00%	12.01%
PVC Principal LifeTime 2060 - Class 1*	Asset Allocation		0.74%	17.96%	14.28%
PVC Principal LifeTime Strategic Income - Class 1	Asset Allocation		0.49%	4.53%	6.47%	5.52%
PVC Real Estate Securities - Class 1	Small/Mid US Equity		0.83%	40.44%	13.24%	12.77%
PVC SAM Balanced - Class 1	Asset Allocation		0.75%	13.74%	10.69%	9.58%
PVC SAM Conservative Balanced - Class 1	Asset Allocation		0.76%	9.71%	8.43%	7.62%
PVC SAM Conservative Growth - Class 1	Asset Allocation	Principal Global Investors, LLC	0.77%	17.75%	13.04%	11.42%
PVC SAM Flexible Income - Class 1	Asset Allocation		0.72%	6.89%	6.65%	6.30%
PVC SAM Strategic Growth - Class 1	Asset Allocation		0.82%	19.86%	14.51%	12.65%
PVC Short-Term Income - Class 1	Short-Term Fixed Income		0.47%	(0.72%)	2.13%	2.13%
PVC SmallCap- Class 1	Small/Mid US Equity		0.84%	20.12%	13.47%	14.65%
Putnam VT Growth Opportunities- Class IB	Large US Equity	Putnam Investment Management, LLC	0.90%	22.65%	25.54%	19.85%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.75%	8.57%	6.48%	5.29%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation		0.74%	12.59%	8.29%	6.14%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation		0.74%	11.06%	7.64%	6.09%
VanEck VIP Global Resources- Class S	Other-Natural Resources	Van Eck Associates Corp	1.38%	18.68%	1.99%	(0.37%)
Wanger International*	International Equity		1.23%	18.81%	14.08%	10.49%
* The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.

APPENDIX A - TARGET PREMIUMS
ANNUAL PER $1,000 FACE AMOUNT
NONSMOKER AND SMOKER

Age*	Male	Female	Unisex	Age*	Male	Female	Unisex
0	$3.50	$2.83	$3.41	43	$2.91	$10.82	$12.64
1	3.50	2.83	3.41	44	13.59	11.36	13.30
2	3.50	2.83	3.41	45	14.31	11.93	14.00
3	3.50	2.83	3.41	46	15.09	12.53	14.76
4	3.50	2.83	3.41	47	15.90	13.16	15.54
5	3.50	2.83	3.41	48	16.77	13.83	16.39
6	3.50	2.83	3.41	49	17.70	14.54	17.29
7	3.50	2.83	3.41	50	18.68	15.30	18.24
8	3.50	2.83	3.41	51	19.74	16.10	19.27
9	3.50	2.83	3.41	52	20.86	16.94	20.35
10	3.50	2.83	3.41	53	22.05	17.85	21.50
11	3.65	2.91	3.55	54	23.32	18.80	22.73
12	3.80	3.00	3.70	55	24.67	19.82	24.04
13	3.95	3.08	3.84	56	26.11	20.90	25.43
14	4.10	3.17	3.98	57	27.65	22.05	26.92
15	4.25	3.25	4.12	58	29.30	23.29	28.52
16	4.62	3.63	4.49	59	31.05	24.62	30.21
17	4.99	4.00	4.86	60	32.93	26.06	32.04
18	5.36	4.38	5.23	61	34.94	27.60	33.99
19	5.73	4.75	5.60	62	37.10	29.26	36.08
20	6.10	5.13	5.97	63	39.40	31.06	38.32
21	6.11	5.16	5.99	64	41.86	32.97	40.70
22	6.12	5.20	6.00	65	44.48	35.02	43.25
23	6.13	5.23	6.01	66	47.29	37.21	45.98
24	6.14	5.27	6.03	67	50.30	39.58	48.91
25	6.15	5.30	6.04	68	53.52	42.14	52.04
26	6.29	5.42	6.18	69	56.98	44.93	55.41
27	6.43	5.54	6.31	70	60.71	47.98	59.06
28	6.57	5.65	6.45	71	64.73	51.30	62.98
29	6.71	5.77	6.59	72	69.02	54.93	67.19
30	6.85	5.89	6.73	73	73.62	58.86	71.70
31	7.17	6.16	7.04	74	78.48	63.12	76.48
32	7.51	6.44	7.37	75	83.65	67.71	81.58
33	7.87	6.74	7.72	76	87.77	71.45	85.65
34	8.26	7.06	8.10	77	91.89	75.20	89.72
35	8.66	7.40	8.50	78	96.00	78.94	93.78
36	9.10	7.76	8.93	79	100.12	82.69	97.85
37	9.55	8.13	9.37	80	104.24	86.43	101.92
38	10.03	8.53	9.84	81	113.32	95.74	111.03
39	10.54	8.94	10.33	82	122.40	105.05	120.14
40	11.09	9.38	10.87	83	131.48	114.36	129.25
41	11.66	9.83	11.42	84	140.56	123.67	138.36
42	12.26	10.32	12.01	85	149.64	132.98	147.47
* Last Birthday

ADDITIONAL INFORMATION
Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2022, and which is incorporated into this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: PrinFlex Life, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com
Reports and other information about the Policy are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
PrinFlex Life®
Investment Company Act File No. 333-00101

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINFLEX LIFE®
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
Issued by Principal Life Insurance Company (the “Company”) through its
Principal Life Insurance Company Variable Life Separate Account

dated May 1, 2022
The Statement of Additional Information provides information about the PrinFlex Life® Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus. It provides information that supplements the Policy’s Prospectus dated May 1, 2022. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
PrinFlex Life®
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal Life Insurance Company (the “Company”) is the issuer of the PrinFlex Life® Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years PSI has received and retained the following commissions:

2021 received/retained	2020 received/retained	2019 received/retained
$327.650/$0	$337,535/$0	$367,087/$0

UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age last birthday, with distinction for the insured’s gender and smoking status.
3

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. Possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products.
The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2021, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 0.01% and 0.01%, respectively.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
4

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company - Variable Life Separate Account Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Variable Life Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Variable Life Separate Account (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1987.

Des Moines, Iowa

April 6, 2022

Appendix

Subaccounts comprising Principal Life Insurance Company Variable Life Separate Account

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein Global Thematic Growth Class A Division
AllianceBernstein International Growth Class A Division
AllianceBernstein International Value Class A Division
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
American Century VP Capital Appreciation Class II Division
American Century VP Disciplined Core Value Class I Division (3)
American Century VP Disciplined Core Value Class II Division (4)
American Century VP Inflation Protection Class II Division
American Century VP International Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Washington Mutual Investors Class 2 Division (5)
American Funds Insurance Series Capital World Bond Fund Class 2 Division
American Funds Insurance Series Global Balanced Class 2 Division
American Funds Insurance Series Growth Fund Class 2 Division
American Funds Insurance Series International Fund Class 2 Division
American Funds Insurance Series New World Fund Class 2 Division
	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
BNY Mellon IP MidCap Stock Service Shares Division
BNY Mellon IP Technology Growth Service Shares Division
BNY Mellon Sustainable U.S. Equity Service Shares Division
BNY Mellon VIF Appreciation Service Shares Division
BNY Mellon VIF Opportunistic Small Cap Service Shares Division
Bond Market Index Class 1 Division
Calvert EAFE International Index Class F Division
Calvert Investment Grade Bond Index Class I Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P 500 Index Portfolio Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Mid Cap Class I Division
ClearBridge Small Cap Growth Class I Division
Core Plus Bond Class 1 Division
Delaware Small Cap Value Service Class Division
Diversified Balanced Class 1 Division
Diversified International Class 1 Division
DWS Alternative Asset Allocation Class B Division
DWS Small Mid Cap Value Class B Division
Equity Income Class 1 Division
Fidelity VIP Asset Manager Service Class 2 Division
Fidelity VIP Contrafund Initial Class Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Equity-Income Initial Class Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Extended Market Index Service Class 2 Division
Fidelity VIP Government Money Market Service Class Division
Fidelity VIP Growth Service Class 2 Division
Fidelity VIP High Income Initial Class Division
Fidelity VIP High Income Service Class 2 Division

Fidelity VIP International Index Service Class 2 Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Strategic Income Service Class 2 Division
Fidelity VIP Total Market Index Service Class 2 Division
Franklin Income VIP Class 2 Division
Franklin Mutual Global Discovery VIP Class 2 Division
Franklin Mutual Shares VIP Class 2 Division
Franklin Rising Dividends VIP Class 2 Division
Franklin Small Cap Value VIP Class 2 Division
Franklin Strategic Income VIP Class 2 Division
Franklin U.S. Government Securities VIP Class 2 Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Government & High Quality Bond Class 1 Division

International Emerging Markets Class 1 Division
Invesco American Franchise Series I Division
Invesco American Franchise Series II Division
Invesco American Value Series I Division
Invesco Core Equity Series I Division
Invesco Core Equity Series II Division
Invesco Global Real Estate Series I Division
Invesco Health Care Series I Division
Invesco International Growth Series I Division
Invesco Main Street Mid Cap Series II Division (6)
Invesco Main Street Small Cap Series II Division (7)
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Janus Henderson Balanced Service Shares Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
Janus Henderson Forty Service Shares Division
Janus Henderson Global Research Service Shares Division
Janus Henderson Global Technology and Innovation Service Shares Division
Janus Henderson Overseas Service Shares Division

JP Morgan Core Bond Class I Division
JP Morgan Small Cap Core Class I Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
Lord Abbett Series Fund Developing Growth Class VC Division
MFS Blended Research Small Cap Equity Service Class Division
MFS Global Equity Service Class Division
MFS Growth Service Class Division
MFS Inflation-Adjusted Bond Service Class Division
MFS International Intrinsic Value Service Class Division
MFS Mid Cap Growth Service Class Division
MFS Mid Cap Value Portfolio Service Class Division
MFS New Discovery Service Class Division
MFS New Discovery Value Service Class Division
MFS Research International Portfolio Service Class Division
MFS Total Return Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division
MidCap Class 1 Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
Neuberger Berman AMT Sustainable Equity I Class Division

PIMCO All Asset Administrative Class Division
PIMCO Commodity Real Return Strategy Administrative Class Division
PIMCO Emerging Market Bond Administrative Class Division
PIMCO High Yield Administrative Class Division
PIMCO Long-Term U.S. Government Administrative Class Division
PIMCO Low Duration Administrative Class Division
PIMCO Real Return Administrative Class Division
PIMCO Short-Term Administrative Class Division
PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2060 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division
Putnam VT Large Cap Value Class 1B Division (9)
Putnam VT Growth Opportunities Class IB Division
Putnam VT International Equity Class IB Division
Real Estate Securities Class 1 Division
Rydex Basic Materials Division
Rydex Utilities Division

SAM Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 1 Division
Short-Term Income Class 1 Division
SmallCap Class 1 Division
T. Rowe Price Equity Income Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Developing Markets VIP Class 2 Division
Templeton Foreign VIP Class 2 Division
Templeton Global Bond VIP Class 2 Division
TOPS Managed Risk Balanced ETF Class 2 Division
TOPS Managed Risk Growth ETF Class 2 Division
TOPS Managed Risk Moderate Growth ETF Class 2 Division
VanEck Global Resources Class S Division (10)
VanEck Global Resources Initial Class Division (11)
Vanguard VIF Balanced Division
Vanguard VIF Equity Index Division
Vanguard VIF Mid-Cap Index Division
Wanger International Division
AllspringVT Index Asset Allocation Class 2 Division (1)
Allspring VT Omega Growth Class 2 Division (2)

Invesco Discovery Mid Cap Growth Series I Division (8)	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from April 30, 2020 (commencement of operations) through December 31, 2020

American Funds Insurance Series Global Small Capitalization Fund Class 2 Divisions Putnam VT International Value Class IB Divison Vanguard VIF Global Bond Index Division	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from June 8, 2020 (commencement of operations) through December 31, 2020

a.Represented the operations of Wells Fargo VT Index Asset Allocation Class 2 Division until December 6, 2021.
b.Represented operations of Wells Fargo VT Omega Growth Class 2 Division until December 6, 2021.
c.Represented operations of American Century VP Income & Growth Class I Division until June 7, 2021.
d.Represented operations of American Century VP Income & Growth Class II Division until June 7, 2021.
e.Represented operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
f.Represented operations of Invesco Mid Cap Core Equity Series II Division until June 7, 2021.
g.Represented operations of Invesco Oppenheimer V.I. Main Street Small Cap Series II Division until June 7, 2021.
h.Represented operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.
i.Represented operations of Putnam VT Equity Income Class IB Division until June 7, 2021.
j.Represented operations of VanEck Global Hard Assets Class S Division until June 7, 2021.
k.Represented operations of VanEck Global Hard Assets Initial Class Division until June 7, 2021.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Assets
Investments in shares of mutual funds, at fair value	$1,308,978	$1,124,494	$1,992,128	$3,524,897
Total assets	1,308,978	1,124,494	1,992,128	3,524,897
Total liabilities	—	—	—	—
Net assets	$1,308,978	$1,124,494	$1,992,128	$3,524,897

Net assets
Applicable to accumulation units	$1,308,978	$1,124,494	$1,992,128	$3,524,897
Total net assets	$1,308,978	$1,124,494	$1,992,128	$3,524,897

Investments in shares of mutual funds, at cost	$1,167,394	$953,988	$1,722,232	$3,127,558

Shares of mutual funds owned	28,333	41,479	126,726	140,266

Accumulation units outstanding	35,241	60,358	211,398	60,019

Statements of Operations
Year ended December 31, 2021
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$40,743	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	—	40,743	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	182,234	28,339	101,433	227,884
Capital gains distributions	135,527	98,773	—	722,220
Total realized gains (losses) on investments	317,761	127,112	101,433	950,104

Change in net unrealized appreciation (depreciation)
of investments	(74,775)	(44,283)	66,457	(633,510)

Net gains (losses) on investments	242,986	82,829	208,633	316,594

Net increase (decrease) in net assets resulting from operations	$242,986	$82,829	$208,633	$316,594

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	AllianceBernstein Small/Mid Cap Value Class A Division	Allspring VT Index Asset Allocation Class 2 Division (1)	Allspring VT Omega Growth Class 2 Division (2)	American Century VP Capital Appreciation Class II Division

Assets
Investments in shares of mutual funds, at fair value	$7,680,289	$2,648,355	$11,074,844	$4,063,357
Total assets	7,680,289	2,648,355	11,074,844	4,063,357
Total liabilities	—	—	—	—
Net assets	$7,680,289	$2,648,355	$11,074,844	$4,063,357

Net assets
Applicable to accumulation units	$7,680,289	$2,648,355	$11,074,844	$4,063,357
Total net assets	$7,680,289	$2,648,355	$11,074,844	$4,063,357

Investments in shares of mutual funds, at cost	$5,976,214	$2,343,008	$8,369,956	$3,881,555

Shares of mutual funds owned	327,378	115,598	265,648	221,195

Accumulation units outstanding	209,623	57,690	175,692	144,468

Statements of Operations
Year ended December 31, 2021
	AllianceBernstein Small/Mid Cap Value Class A Division	Allspring VT Index Asset Allocation Class 2 Division (1)	Allspring VT Omega Growth Class 2 Division (2)	American Century VP Capital Appreciation Class II Division

Net investment income (loss)
Investment income:
Dividends	$53,070	$14,574	$—	$—

Expenses:
Mortality and expense risks	—	43	33	—
Net investment income (loss)	53,070	14,531	(33)	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	344,309	71,060	178,309	133,197
Capital gains distributions	—	231,155	1,083,794	150,235
Total realized gains (losses) on investments	344,309	302,215	1,262,103	283,432

Change in net unrealized appreciation (depreciation)
of investments	1,395,997	61,339	143,564	(108,721)

Net gains (losses) on investments	1,793,376	378,085	1,405,634	174,711

Net increase (decrease) in net assets resulting from operations	$1,793,376	$378,085	$1,405,634	$174,711

(1) Represented the operations of Wells Fargo VT Index Asset Allocation Class 2 Division until December 6, 2021.
(2) Represented the operations of Wells Fargo VT Omega Growth Class 2 Division until December 6, 2021.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	American Century VP Disciplined Core Value Class I Division (1)	American Century VP Disciplined Core Value Class II Division (2)	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division

Assets
Investments in shares of mutual funds, at fair value	$3,906,532	$10,884,769	$3,118,633	$2,119,312
Total assets	3,906,532	10,884,769	3,118,633	2,119,312
Total liabilities	—	—	—	—
Net assets	$3,906,532	$10,884,769	$3,118,633	$2,119,312

Net assets
Applicable to accumulation units	$3,906,532	$10,884,769	$3,118,633	$2,119,312
Total net assets	$3,906,532	$10,884,769	$3,118,633	$2,119,312

Investments in shares of mutual funds, at cost	$3,391,769	$9,660,266	$2,939,954	$1,900,679

Shares of mutual funds owned	364,416	1,015,370	273,085	142,907

Accumulation units outstanding	91,384	238,295	206,018	59,390

Statements of Operations
Year ended December 31, 2021
	American Century VP Disciplined Core Value Class I Division (1)	American Century VP Disciplined Core Value Class II Division (2)	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division

Net investment income (loss)
Investment income:
Dividends	$40,369	$85,884	$82,710	$229

Expenses:
Mortality and expense risks	199	—	5	—
Net investment income (loss)	40,170	85,884	82,705	229

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	89,549	224,058	46,295	120,254
Capital gains distributions	544,155	1,467,357	—	43,147
Total realized gains (losses) on investments	633,704	1,691,415	46,295	163,401

Change in net unrealized appreciation (depreciation)
of investments	102,220	322,068	32,157	(47,950)

Net gains (losses) on investments	776,094	2,099,367	161,157	115,680

Net increase (decrease) in net assets resulting from operations	$776,094	$2,099,367	$161,157	$115,680

(1) Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.
(2) Represented the operations of American Century VP Income & Growth Class II Division until June 7, 2021.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

Assets
Investments in shares of mutual funds, at fair value	$32,543,494	$4,276,029	$9,513,410	$28,781,424
Total assets	32,543,494	4,276,029	9,513,410	28,781,424
Total liabilities	—	—	—	—
Net assets	$32,543,494	$4,276,029	$9,513,410	$28,781,424

Net assets
Applicable to accumulation units	$32,543,494	$4,276,029	$9,513,410	$28,781,424
Total net assets	$32,543,494	$4,276,029	$9,513,410	$28,781,424

Investments in shares of mutual funds, at cost	$25,880,861	$2,656,443	$6,497,673	$21,649,674

Shares of mutual funds owned	1,299,142	136,266	312,530	2,102,368

Accumulation units outstanding	710,285	62,741	128,128	638,978

Statements of Operations
Year ended December 31, 2021
	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

Net investment income (loss)
Investment income:
Dividends	$315,962	$—	$—	$439,283

Expenses:
Mortality and expense risks	112	729	—	199
Net investment income (loss)	315,850	(729)	—	439,084

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	584,863	333,522	1,031,732	1,206,317
Capital gains distributions	—	278,019	636,905	—
Total realized gains (losses) on investments	584,863	611,541	1,668,637	1,206,317

Change in net unrealized appreciation (depreciation)
of investments	5,070,286	227,742	168,337	4,067,884

Net gains (losses) on investments	5,970,999	838,554	1,836,974	5,713,285

Net increase (decrease) in net assets resulting from operations	$5,970,999	$838,554	$1,836,974	$5,713,285

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	American Funds Insurance Series Capital World Bond Fund Class 2 Division	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division (1)	American Funds Insurance Series Growth Fund Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,200,861	$1,871,856	$187,801	$27,314,180
Total assets	2,200,861	1,871,856	187,801	27,314,180
Total liabilities	—	—	—	—
Net assets	$2,200,861	$1,871,856	$187,801	$27,314,180

Net assets
Applicable to accumulation units	$2,200,861	$1,871,856	$187,801	$27,314,180
Total net assets	$2,200,861	$1,871,856	$187,801	$27,314,180

Investments in shares of mutual funds, at cost	$2,325,056	$1,740,745	$190,974	$20,552,539

Shares of mutual funds owned	188,107	127,337	5,701	216,299

Accumulation units outstanding	188,763	136,906	13,146	686,757

Statements of Operations
Year ended December 31, 2021
	American Funds Insurance Series Capital World Bond Fund Class 2 Division	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division (1)	American Funds Insurance Series Growth Fund Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$39,871	$17,787	$—	$53,631

Expenses:
Mortality and expense risks	—	—	—	12
Net investment income (loss)	39,871	17,787	—	53,619

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	17,434	31,586	(30)	2,378,873
Capital gains distributions	64,562	98,490	673	2,970,228
Total realized gains (losses) on investments	81,996	130,076	643	5,349,101

Change in net unrealized appreciation (depreciation)
of investments	(230,947)	34,563	(3,173)	(549,686)

Net gains (losses) on investments	(109,080)	182,426	(2,530)	4,853,034

Net increase (decrease) in net assets resulting from operations	$(109,080)	$182,426	$(2,530)	$4,853,034

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$20,327,997	$27,492,320	$23,338,724	$431,157
Total assets	20,327,997	27,492,320	23,338,724	431,157
Total liabilities	—	—	—	—
Net assets	$20,327,997	$27,492,320	$23,338,724	$431,157

Net assets
Applicable to accumulation units	$20,327,997	$27,492,320	$23,338,724	$431,157
Total net assets	$20,327,997	$27,492,320	$23,338,724	$431,157

Investments in shares of mutual funds, at cost	$18,366,604	$23,799,372	$18,060,793	$360,270

Shares of mutual funds owned	899,469	873,326	1,308,958	17,498

Accumulation units outstanding	1,352,928	1,578,478	1,167,410	22,042

Statements of Operations
Year ended December 31, 2021
	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$518,145	$224,494	$304,256	$2,132

Expenses:
Mortality and expense risks	—	—	564	—
Net investment income (loss)	518,145	224,494	303,692	2,132

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,266,655	798,243	764,487	58,024
Capital gains distributions	—	820,122	—	3,060
Total realized gains (losses) on investments	1,266,655	1,618,365	764,487	61,084

Change in net unrealized appreciation (depreciation)
of investments	(2,089,684)	(823,626)	3,693,294	31,856

Net gains (losses) on investments	(304,884)	1,019,233	4,761,473	95,072

Net increase (decrease) in net assets resulting from operations	$(304,884)	$1,019,233	$4,761,473	$95,072

(1) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Class 2 Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	BNY Mellon IP Technology Growth Service Shares Division	BNY Mellon Sustainable U.S. Equity Service Shares Division	BNY Mellon VIF Appreciation Service Shares Division	BNY Mellon VIF Opportunistic Small Cap Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$7,230,352	$790,132	$3,767,156	$5,870,552
Total assets	7,230,352	790,132	3,767,156	5,870,552
Total liabilities	—	—	—	—
Net assets	$7,230,352	$790,132	$3,767,156	$5,870,552

Net assets
Applicable to accumulation units	$7,230,352	$790,132	$3,767,156	$5,870,552
Total net assets	$7,230,352	$790,132	$3,767,156	$5,870,552

Investments in shares of mutual funds, at cost	$6,243,261	$554,514	$2,947,285	$4,550,038

Shares of mutual funds owned	223,021	13,826	71,132	107,185

Accumulation units outstanding	126,512	15,755	68,955	178,114

Statements of Operations
Year ended December 31, 2021
	BNY Mellon IP Technology Growth Service Shares Division	BNY Mellon Sustainable U.S. Equity Service Shares Division	BNY Mellon VIF Appreciation Service Shares Division	BNY Mellon VIF Opportunistic Small Cap Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$—	$4,182	$8,062	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	4,182	8,062	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	736,409	74,759	477,257	405,273
Capital gains distributions	981,796	15,579	371,377	—
Total realized gains (losses) on investments	1,718,205	90,338	848,634	405,273

Change in net unrealized appreciation (depreciation)
of investments	(871,628)	78,299	64,476	462,828

Net gains (losses) on investments	846,577	172,819	921,172	868,101

Net increase (decrease) in net assets resulting from operations	$846,577	$172,819	$921,172	$868,101

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F Division

Assets
Investments in shares of mutual funds, at fair value	$28,252,764	$11,717,578	$3,382,150	$46,068,312
Total assets	28,252,764	11,717,578	3,382,150	46,068,312
Total liabilities	—	—	—	—
Net assets	$28,252,764	$11,717,578	$3,382,150	$46,068,312

Net assets
Applicable to accumulation units	$28,252,764	$11,717,578	$3,382,150	$46,068,312
Total net assets	$28,252,764	$11,717,578	$3,382,150	$46,068,312

Investments in shares of mutual funds, at cost	$29,201,417	$10,298,024	$3,475,525	$39,446,842

Shares of mutual funds owned	2,625,722	115,183	60,786	466,609

Accumulation units outstanding	2,226,742	753,911	270,724	1,249,823

Statements of Operations
Year ended December 31, 2021
	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F Division

Net investment income (loss)
Investment income:
Dividends	$610,120	$212,493	$71,965	$346,886

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	610,120	212,493	71,965	346,886

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(78,558)	255,158	44,510	1,202,283
Capital gains distributions	72,298	—	—	1,278,320
Total realized gains (losses) on investments	(6,260)	255,158	44,510	2,480,603

Change in net unrealized appreciation (depreciation)
of investments	(1,145,856)	641,402	(189,434)	2,392,233

Net gains (losses) on investments	(541,996)	1,109,053	(72,959)	5,219,722

Net increase (decrease) in net assets resulting from operations	$(541,996)	$1,109,053	$(72,959)	$5,219,722

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Calvert S&P 500 Index Portfolio Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division

Assets
Investments in shares of mutual funds, at fair value	$3,265,732	$2,996,749	$613,919	$35,003,396
Total assets	3,265,732	2,996,749	613,919	35,003,396
Total liabilities	—	—	—	—
Net assets	$3,265,732	$2,996,749	$613,919	$35,003,396

Net assets
Applicable to accumulation units	$3,265,732	$2,996,749	$613,919	$35,003,396
Total net assets	$3,265,732	$2,996,749	$613,919	$35,003,396

Investments in shares of mutual funds, at cost	$2,439,128	$2,250,391	$508,603	$32,988,750

Shares of mutual funds owned	16,318	20,706	20,946	963,750

Accumulation units outstanding	113,625	79,406	30,149	1,035,897

Statements of Operations
Year ended December 31, 2021
	Calvert S&P 500 Index Portfolio Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division

Net investment income (loss)
Investment income:
Dividends	$37,646	$23,908	$150	$—

Expenses:
Mortality and expense risks	101	—	—	—
Net investment income (loss)	37,545	23,908	150	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	71,891	45,607	57,469	3,446,643
Capital gains distributions	137,165	81,184	64,560	4,310,313
Total realized gains (losses) on investments	209,056	126,791	122,029	7,756,956

Change in net unrealized appreciation (depreciation)
of investments	444,310	440,487	17,983	(4,035,135)

Net gains (losses) on investments	690,911	591,186	140,162	3,721,821

Net increase (decrease) in net assets resulting from operations	$690,911	$591,186	$140,162	$3,721,821

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Core Plus Bond Class 1 Division	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified International Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$115,045,916	$25,910,631	$18,678,650	$186,621,324
Total assets	115,045,916	25,910,631	18,678,650	186,621,324
Total liabilities	—	—	—	—
Net assets	$115,045,916	$25,910,631	$18,678,650	$186,621,324

Net assets
Applicable to accumulation units	$115,045,916	$25,910,631	$18,678,650	$186,621,324
Total net assets	$115,045,916	$25,910,631	$18,678,650	$186,621,324

Investments in shares of mutual funds, at cost	$116,856,030	$20,035,198	$16,425,585	$141,704,968

Shares of mutual funds owned	10,021,421	572,484	1,031,400	9,735,071

Accumulation units outstanding	3,721,992	693,952	1,226,893	4,547,032

Statements of Operations
Year ended December 31, 2021
	Core Plus Bond Class 1 Division	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified International Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$2,995,001	$142,914	$384,366	$2,424,508

Expenses:
Mortality and expense risks	5,248	62	16,027	1,118
Net investment income (loss)	2,989,753	142,852	368,339	2,423,390

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,518,122	231,268	140,655	5,960,987
Capital gains distributions	2,860,925	—	938,894	889,511
Total realized gains (losses) on investments	4,379,047	231,268	1,079,549	6,850,498

Change in net unrealized appreciation (depreciation)
of investments	(7,884,939)	5,969,736	403,568	7,963,621

Net gains (losses) on investments	(516,139)	6,343,856	1,851,456	17,237,509

Net increase (decrease) in net assets resulting from operations	$(516,139)	$6,343,856	$1,851,456	$17,237,509

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	DWS Alternative Asset Allocation Class B Division	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division	Fidelity VIP Asset Manager Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$512,848	$2,163,942	$149,339,729	$1,493,208
Total assets	512,848	2,163,942	149,339,729	1,493,208
Total liabilities	—	—	—	—
Net assets	$512,848	$2,163,942	$149,339,729	$1,493,208

Net assets
Applicable to accumulation units	$512,848	$2,163,942	$149,339,729	$1,493,208
Total net assets	$512,848	$2,163,942	$149,339,729	$1,493,208

Investments in shares of mutual funds, at cost	$451,341	$1,776,337	$110,971,084	$1,257,231

Shares of mutual funds owned	33,941	139,971	4,360,284	83,841

Accumulation units outstanding	39,479	74,395	4,207,790	44,693

Statements of Operations
Year ended December 31, 2021
	DWS Alternative Asset Allocation Class B Division	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division	Fidelity VIP Asset Manager Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$9,044	$17,165	$2,742,481	$20,623

Expenses:
Mortality and expense risks	—	83	32,549	—
Net investment income (loss)	9,044	17,082	2,709,932	20,623

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	18,522	(5,245)	3,770,565	26,339
Capital gains distributions	—	—	79,184	8,386
Total realized gains (losses) on investments	18,522	(5,245)	3,849,749	34,725

Change in net unrealized appreciation (depreciation)
of investments	30,537	468,850	21,022,168	69,074

Net gains (losses) on investments	58,103	480,687	27,581,849	124,422

Net increase (decrease) in net assets resulting from operations	$58,103	$480,687	$27,581,849	$124,422

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$103,556,479	$120,650,760	$25,940,558	$28,217,451
Total assets	103,556,479	120,650,760	25,940,558	28,217,451
Total liabilities	—	—	—	—
Net assets	$103,556,479	$120,650,760	$25,940,558	$28,217,451

Net assets
Applicable to accumulation units	$103,556,479	$120,650,760	$25,940,558	$28,217,451
Total net assets	$103,556,479	$120,650,760	$25,940,558	$28,217,451

Investments in shares of mutual funds, at cost	$63,609,003	$85,082,268	$22,008,515	$24,564,506

Shares of mutual funds owned	1,905,363	2,297,672	991,990	1,116,638

Accumulation units outstanding	788,277	1,549,026	412,653	690,368

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$58,857	$29,380	$466,966	$438,058

Expenses:
Mortality and expense risks	3,051	—	1,033	—
Net investment income (loss)	55,806	29,380	465,933	438,058

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,716,303	6,133,553	518,210	602,839
Capital gains distributions	11,887,648	13,935,735	2,720,820	3,020,619
Total realized gains (losses) on investments	15,603,951	20,069,288	3,239,030	3,623,458

Change in net unrealized appreciation (depreciation)
of investments	7,695,485	6,611,331	1,640,934	1,538,437

Net gains (losses) on investments	23,355,242	26,709,999	5,345,897	5,599,953

Net increase (decrease) in net assets resulting from operations	$23,355,242	$26,709,999	$5,345,897	$5,599,953

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Extended Market Index Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division

Assets
Investments in shares of mutual funds, at fair value	$258,961	$330,813,067	$28,334,218	$6,047,622
Total assets	258,961	330,813,067	28,334,218	6,047,622
Total liabilities	—	—	—	—
Net assets	$258,961	$330,813,067	$28,334,218	$6,047,622

Net assets
Applicable to accumulation units	$258,961	$330,813,067	$28,334,218	$6,047,622
Total net assets	$258,961	$330,813,067	$28,334,218	$6,047,622

Investments in shares of mutual funds, at cost	$236,715	$330,813,067	$21,545,680	$6,177,514

Shares of mutual funds owned	18,288	330,813,065	284,996	1,151,928

Accumulation units outstanding	16,785	31,662,950	399,028	200,256

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Extended Market Index Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division

Net investment income (loss)
Investment income:
Dividends	$2,611	$34,053	$—	$301,804

Expenses:
Mortality and expense risks	87	10,496	456	194
Net investment income (loss)	2,524	23,557	(456)	301,610

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,429	—	840,528	(21,642)
Capital gains distributions	13,654	—	5,402,949	—
Total realized gains (losses) on investments	17,083	—	6,243,477	(21,642)

Change in net unrealized appreciation (depreciation)
of investments	5,535	—	(964,264)	(49,951)

Net gains (losses) on investments	25,142	23,557	5,278,757	230,017

Net increase (decrease) in net assets resulting from operations	$25,142	$23,557	$5,278,757	$230,017

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$18,599,563	$3,460,016	$38,139,094	$6,620,553
Total assets	18,599,563	3,460,016	38,139,094	6,620,553
Total liabilities	—	—	—	—
Net assets	$18,599,563	$3,460,016	$38,139,094	$6,620,553

Net assets
Applicable to accumulation units	$18,599,563	$3,460,016	$38,139,094	$6,620,553
Total net assets	$18,599,563	$3,460,016	$38,139,094	$6,620,553

Investments in shares of mutual funds, at cost	$18,825,310	$3,370,174	$32,066,259	$6,573,970

Shares of mutual funds owned	3,697,726	303,244	968,243	570,246

Accumulation units outstanding	524,151	264,703	594,299	534,626

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$980,768	$79,386	$129,736	$155,286

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	980,768	79,386	129,736	155,286

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(13,889)	57,536	1,616,531	25,806
Capital gains distributions	—	6,673	5,927,953	100,065
Total realized gains (losses) on investments	(13,889)	64,209	7,544,484	125,871

Change in net unrealized appreciation (depreciation)
of investments	(178,759)	(45,316)	295,151	(69,008)

Net gains (losses) on investments	788,120	98,279	7,969,371	212,149

Net increase (decrease) in net assets resulting from operations	$788,120	$98,279	$7,969,371	$212,149

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Total Market Index Service Class 2 Division	Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,091,476	$14,109,631	$10,504,353	$12,905,068
Total assets	2,091,476	14,109,631	10,504,353	12,905,068
Total liabilities	—	—	—	—
Net assets	$2,091,476	$14,109,631	$10,504,353	$12,905,068

Net assets
Applicable to accumulation units	$2,091,476	$14,109,631	$10,504,353	$12,905,068
Total net assets	$2,091,476	$14,109,631	$10,504,353	$12,905,068

Investments in shares of mutual funds, at cost	$1,726,474	$12,791,236	$9,313,609	$12,244,068

Shares of mutual funds owned	120,477	841,863	535,663	672,139

Accumulation units outstanding	123,108	355,239	237,302	386,432

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Total Market Index Service Class 2 Division	Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$15,577	$609,981	$280,873	$412,784

Expenses:
Mortality and expense risks	21	—	—	—
Net investment income (loss)	15,556	609,981	280,873	412,784

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	74,583	2,551	(77,679)	(149,354)
Capital gains distributions	11,680	—	—	—
Total realized gains (losses) on investments	86,263	2,551	(77,679)	(149,354)

Change in net unrealized appreciation (depreciation)
of investments	260,386	1,378,116	1,585,134	1,910,584

Net gains (losses) on investments	362,205	1,990,648	1,788,328	2,174,014

Net increase (decrease) in net assets resulting from operations	$362,205	$1,990,648	$1,788,328	$2,174,014

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$26,489,840	$20,406,548	$16,945,175	$250,206
Total assets	26,489,840	20,406,548	16,945,175	250,206
Total liabilities	—	—	—	—
Net assets	$26,489,840	$20,406,548	$16,945,175	$250,206

Net assets
Applicable to accumulation units	$26,489,840	$20,406,548	$16,945,175	$250,206
Total net assets	$26,489,840	$20,406,548	$16,945,175	$250,206

Investments in shares of mutual funds, at cost	$20,056,230	$17,612,554	$16,945,606	$265,827

Shares of mutual funds owned	747,878	1,163,429	1,656,420	21,625

Accumulation units outstanding	450,989	373,567	927,385	20,027

Statements of Operations
Year ended December 31, 2021
	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$202,964	$227,782	$552,119	$7,788

Expenses:
Mortality and expense risks	—	20	—	—
Net investment income (loss)	202,964	227,762	552,119	7,788

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	490,528	1,014,134	(102,216)	(4,115)
Capital gains distributions	764,416	603,146	—	—
Total realized gains (losses) on investments	1,254,944	1,617,280	(102,216)	(4,115)

Change in net unrealized appreciation (depreciation)
of investments	4,178,145	2,309,732	(99,597)	(9,308)

Net gains (losses) on investments	5,636,053	4,154,774	350,306	(5,635)

Net increase (decrease) in net assets resulting from operations	$5,636,053	$4,154,774	$350,306	$(5,635)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division

Assets
Investments in shares of mutual funds, at fair value	$1,881,715	$53,289,617	$46,004,296	$4,773,820
Total assets	1,881,715	53,289,617	46,004,296	4,773,820
Total liabilities	—	—	—	—
Net assets	$1,881,715	$53,289,617	$46,004,296	$4,773,820

Net assets
Applicable to accumulation units	$1,881,715	$53,289,617	$46,004,296	$4,773,820
Total net assets	$1,881,715	$53,289,617	$46,004,296	$4,773,820

Investments in shares of mutual funds, at cost	$1,777,093	$55,589,822	$39,411,637	$3,597,431

Shares of mutual funds owned	143,862	5,621,267	2,338,805	53,862

Accumulation units outstanding	54,257	3,575,744	900,868	112,078

Statements of Operations
Year ended December 31, 2021
	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division

Net investment income (loss)
Investment income:
Dividends	$8,436	$1,232,937	$214,706	$—

Expenses:
Mortality and expense risks	—	978	699	137
Net investment income (loss)	8,436	1,231,959	214,007	(137)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	299,492	(163,454)	1,046,510	106,613
Capital gains distributions	397,938	—	728,416	536,226
Total realized gains (losses) on investments	697,430	(163,454)	1,774,926	642,839

Change in net unrealized appreciation (depreciation)
of investments	(276,937)	(1,800,993)	(1,729,983)	(171,227)

Net gains (losses) on investments	428,929	(732,488)	258,950	471,475

Net increase (decrease) in net assets resulting from operations	$428,929	$(732,488)	$258,950	$471,475

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division

Assets
Investments in shares of mutual funds, at fair value	$4,632,109	$281,404	$8,148,024	$12,066,596
Total assets	4,632,109	281,404	8,148,024	12,066,596
Total liabilities	—	—	—	—
Net assets	$4,632,109	$281,404	$8,148,024	$12,066,596

Net assets
Applicable to accumulation units	$4,632,109	$281,404	$8,148,024	$12,066,596
Total net assets	$4,632,109	$281,404	$8,148,024	$12,066,596

Investments in shares of mutual funds, at cost	$3,891,261	$238,694	$7,112,153	$10,516,211

Shares of mutual funds owned	55,782	13,979	215,613	321,176

Accumulation units outstanding	111,462	18,009	204,861	215,440

Statements of Operations
Year ended December 31, 2021
	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division

Net investment income (loss)
Investment income:
Dividends	$—	$1,274	$49,974	$49,619

Expenses:
Mortality and expense risks	—	—	298	—
Net investment income (loss)	—	1,274	49,676	49,619

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	220,207	28,801	49,886	55,096
Capital gains distributions	556,774	—	171,166	252,736
Total realized gains (losses) on investments	776,981	28,801	221,052	307,832

Change in net unrealized appreciation (depreciation)
of investments	(334,953)	35,259	1,535,866	2,257,060

Net gains (losses) on investments	442,028	65,334	1,806,594	2,614,511

Net increase (decrease) in net assets resulting from operations	$442,028	$65,334	$1,806,594	$2,614,511

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Global Real Estate Series I Division	Invesco Health Care Series I Division	Invesco International Growth Series I Division

Assets
Investments in shares of mutual funds, at fair value	$4,595,901	$1,285,260	$24,014,977	$16,403,953
Total assets	4,595,901	1,285,260	24,014,977	16,403,953
Total liabilities	—	—	—	—
Net assets	$4,595,901	$1,285,260	$24,014,977	$16,403,953

Net assets
Applicable to accumulation units	$4,595,901	$1,285,260	$24,014,977	$16,403,953
Total net assets	$4,595,901	$1,285,260	$24,014,977	$16,403,953

Investments in shares of mutual funds, at cost	$3,696,886	$1,130,171	$20,926,587	$15,327,306

Shares of mutual funds owned	40,093	71,443	709,243	396,135

Accumulation units outstanding	257,307	85,550	494,498	391,806

Statements of Operations
Year ended December 31, 2021
	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Global Real Estate Series I Division	Invesco Health Care Series I Division	Invesco International Growth Series I Division

Net investment income (loss)
Investment income:
Dividends	$—	$32,555	$48,663	$213,054

Expenses:
Mortality and expense risks	148	—	33	—
Net investment income (loss)	(148)	32,555	48,630	213,054

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	397,848	(18,912)	1,371,775	516,812
Capital gains distributions	443,337	—	2,531,174	1,125,169
Total realized gains (losses) on investments	841,185	(18,912)	3,902,949	1,641,981

Change in net unrealized appreciation (depreciation)
of investments	(101,410)	257,851	(1,070,770)	(900,018)

Net gains (losses) on investments	739,627	271,494	2,880,809	955,017

Net increase (decrease) in net assets resulting from operations	$739,627	$271,494	$2,880,809	$955,017

(1) Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Invesco Main Street Mid Cap Series II Division (1)	Invesco Main Street Small Cap Series II Division (2)	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Assets
Investments in shares of mutual funds, at fair value	$814,221	$9,649,461	$12,787,886	$14,169,621
Total assets	814,221	9,649,461	12,787,886	14,169,621
Total liabilities	—	—	—	—
Net assets	$814,221	$9,649,461	$12,787,886	$14,169,621

Net assets
Applicable to accumulation units	$814,221	$9,649,461	$12,787,886	$14,169,621
Total net assets	$814,221	$9,649,461	$12,787,886	$14,169,621

Investments in shares of mutual funds, at cost	$735,740	$7,759,873	$10,950,333	$11,236,701

Shares of mutual funds owned	64,877	312,989	544,397	372,101

Accumulation units outstanding	24,698	218,602	374,221	401,817

Statements of Operations
Year ended December 31, 2021
	Invesco Main Street Mid Cap Series II Division (1)	Invesco Main Street Small Cap Series II Division (2)	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Net investment income (loss)
Investment income:
Dividends	$1,909	$16,845	$21,198	$—

Expenses:
Mortality and expense risks	1	—	27	742
Net investment income (loss)	1,908	16,845	21,171	(742)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,753	839,531	906,787	911,846
Capital gains distributions	—	589,005	670,952	1,344,044
Total realized gains (losses) on investments	1,753	1,428,536	1,577,739	2,255,890

Change in net unrealized appreciation (depreciation)
of investments	121,292	220,590	497,914	(373,965)

Net gains (losses) on investments	124,953	1,665,971	2,096,824	1,881,183

Net increase (decrease) in net assets resulting from operations	$124,953	$1,665,971	$2,096,824	$1,881,183

(1) Represented the operations of Invesco Mid Cap Core Equity Series II Division until June 7, 2021.
(2) Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Janus Henderson Balanced Service Shares Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Forty Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$41,748,108	$80,281,672	$40,193,002	$22,798,628
Total assets	41,748,108	80,281,672	40,193,002	22,798,628
Total liabilities	—	—	—	—
Net assets	$41,748,108	$80,281,672	$40,193,002	$22,798,628

Net assets
Applicable to accumulation units	$41,748,108	$80,281,672	$40,193,002	$22,798,628
Total net assets	$41,748,108	$80,281,672	$40,193,002	$22,798,628

Investments in shares of mutual funds, at cost	$33,294,789	$65,404,178	$39,799,756	$17,871,959

Shares of mutual funds owned	785,625	868,004	3,028,862	402,518

Accumulation units outstanding	811,205	1,229,716	1,544,155	435,358

Statements of Operations
Year ended December 31, 2021
	Janus Henderson Balanced Service Shares Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Forty Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$323,909	$187,763	$911,735	$118,910

Expenses:
Mortality and expense risks	—	307	—	—
Net investment income (loss)	323,909	187,456	911,735	118,910

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,855,631	4,398,414	766,935	1,613,482
Capital gains distributions	195,802	7,082,823	725,563	2,685,679
Total realized gains (losses) on investments	2,051,433	11,481,237	1,492,498	4,299,161

Change in net unrealized appreciation (depreciation)
of investments	3,372,309	500,341	(2,906,290)	(863)

Net gains (losses) on investments	5,747,651	12,169,034	(502,057)	4,417,208

Net increase (decrease) in net assets resulting from operations	$5,747,651	$12,169,034	$(502,057)	$4,417,208

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Janus Henderson Global Research Service Shares Division	Janus Henderson Global Technology and Innovation Service Shares Division	Janus Henderson Overseas Service Shares Division	JP Morgan Core Bond Class I Division

Assets
Investments in shares of mutual funds, at fair value	$5,243,631	$5,459,857	$3,215,118	$6,081,462
Total assets	5,243,631	5,459,857	3,215,118	6,081,462
Total liabilities	—	—	—	—
Net assets	$5,243,631	$5,459,857	$3,215,118	$6,081,462

Net assets
Applicable to accumulation units	$5,243,631	$5,459,857	$3,215,118	$6,081,462
Total net assets	$5,243,631	$5,459,857	$3,215,118	$6,081,462

Investments in shares of mutual funds, at cost	$4,279,229	$4,991,469	$2,639,759	$6,184,482

Shares of mutual funds owned	75,655	261,112	78,379	536,284

Accumulation units outstanding	145,342	262,791	80,829	363,556

Statements of Operations
Year ended December 31, 2021
	Janus Henderson Global Research Service Shares Division	Janus Henderson Global Technology and Innovation Service Shares Division	Janus Henderson Overseas Service Shares Division	JP Morgan Core Bond Class I Division

Net investment income (loss)
Investment income:
Dividends	$18,217	$31,735	$35,347	$110,047

Expenses:
Mortality and expense risks	—	398	—	—
Net investment income (loss)	18,217	31,337	35,347	110,047

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	440,475	268,087	323,558	129,467
Capital gains distributions	235,157	592,293	—	80,189
Total realized gains (losses) on investments	675,632	860,380	323,558	209,656

Change in net unrealized appreciation (depreciation)
of investments	117,700	(148,804)	(16,928)	(387,566)

Net gains (losses) on investments	811,549	742,913	341,977	(67,863)

Net increase (decrease) in net assets resulting from operations	$811,549	$742,913	$341,977	$(67,863)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	JP Morgan Small Cap Core Class I Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division

Assets
Investments in shares of mutual funds, at fair value	$2,842,945	$458,752,967	$420,417,963	$3,107,345
Total assets	2,842,945	458,752,967	420,417,963	3,107,345
Total liabilities	—	—	—	—
Net assets	$2,842,945	$458,752,967	$420,417,963	$3,107,345

Net assets
Applicable to accumulation units	$2,842,945	$458,752,967	$420,417,963	$3,107,345
Total net assets	$2,842,945	$458,752,967	$420,417,963	$3,107,345

Investments in shares of mutual funds, at cost	$2,321,548	$331,578,827	$322,198,317	$3,687,411

Shares of mutual funds owned	100,104	8,741,482	16,467,605	89,808

Accumulation units outstanding	47,424	3,881,604	8,254,017	92,794

Statements of Operations
Year ended December 31, 2021
	JP Morgan Small Cap Core Class I Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division

Net investment income (loss)
Investment income:
Dividends	$14,312	$—	$5,140,311	$—

Expenses:
Mortality and expense risks	—	2,836	1,141	62
Net investment income (loss)	14,312	(2,836)	5,139,170	(62)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	183,740	21,350,742	11,452,924	274,537
Capital gains distributions	69,173	50,826,375	30,855,062	779,203
Total realized gains (losses) on investments	252,913	72,177,117	42,307,986	1,053,740

Change in net unrealized appreciation (depreciation)
of investments	312,069	11,701,446	43,407,574	(1,177,944)

Net gains (losses) on investments	579,294	83,875,727	90,854,730	(124,266)

Net increase (decrease) in net assets resulting from operations	$579,294	$83,875,727	$90,854,730	$(124,266)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$2,806,130	$12,223,712	$57,695,293	$3,059,714
Total assets	2,806,130	12,223,712	57,695,293	3,059,714
Total liabilities	—	—	—	—
Net assets	$2,806,130	$12,223,712	$57,695,293	$3,059,714

Net assets
Applicable to accumulation units	$2,806,130	$12,223,712	$57,695,293	$3,059,714
Total net assets	$2,806,130	$12,223,712	$57,695,293	$3,059,714

Investments in shares of mutual funds, at cost	$2,429,090	$10,225,178	$48,453,497	$3,030,669

Shares of mutual funds owned	208,324	458,848	771,947	259,738

Accumulation units outstanding	130,514	288,837	661,356	248,552

Statements of Operations
Year ended December 31, 2021
	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division

Net investment income (loss)
Investment income:
Dividends	$14,696	$55,922	$—	$15,574

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	14,696	55,922	—	15,574

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	191,871	533,509	3,804,767	18,492
Capital gains distributions	—	775,641	7,850,254	32,208
Total realized gains (losses) on investments	191,871	1,309,150	11,655,021	50,700

Change in net unrealized appreciation (depreciation)
of investments	346,373	506,791	(686,198)	(18,294)

Net gains (losses) on investments	552,940	1,871,863	10,968,823	47,980

Net increase (decrease) in net assets resulting from operations	$552,940	$1,871,863	$10,968,823	$47,980

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	MFS International Intrinsic Value Service Class Division	MFS Mid Cap Growth Service Class Division	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$34,626,456	$448,492	$4,861,338	$18,119,174
Total assets	34,626,456	448,492	4,861,338	18,119,174
Total liabilities	—	—	—	—
Net assets	$34,626,456	$448,492	$4,861,338	$18,119,174

Net assets
Applicable to accumulation units	$34,626,456	$448,492	$4,861,338	$18,119,174
Total net assets	$34,626,456	$448,492	$4,861,338	$18,119,174

Investments in shares of mutual funds, at cost	$28,218,362	$426,324	$3,809,833	$18,108,406

Shares of mutual funds owned	936,863	43,000	443,957	913,265

Accumulation units outstanding	1,482,394	8,098	256,437	265,705

Statements of Operations
Year ended December 31, 2021
	MFS International Intrinsic Value Service Class Division	MFS Mid Cap Growth Service Class Division	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division

Net investment income (loss)
Investment income:
Dividends	$43,875	$—	$30,620	$—

Expenses:
Mortality and expense risks	—	—	—	169
Net investment income (loss)	43,875	—	30,620	(169)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,149,803	41,809	119,216	1,662,289
Capital gains distributions	850,754	71,256	29,415	3,422,193
Total realized gains (losses) on investments	2,000,557	113,065	148,631	5,084,482

Change in net unrealized appreciation (depreciation)
of investments	1,136,755	(56,246)	851,943	(4,729,494)

Net gains (losses) on investments	3,181,187	56,819	1,031,194	354,819

Net increase (decrease) in net assets resulting from operations	$3,181,187	$56,819	$1,031,194	$354,819

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division	MFS Utilities Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$2,812,477	$3,762,093	$5,227,409	$5,219,323
Total assets	2,812,477	3,762,093	5,227,409	5,219,323
Total liabilities	—	—	—	—
Net assets	$2,812,477	$3,762,093	$5,227,409	$5,219,323

Net assets
Applicable to accumulation units	$2,812,477	$3,762,093	$5,227,409	$5,219,323
Total net assets	$2,812,477	$3,762,093	$5,227,409	$5,219,323

Investments in shares of mutual funds, at cost	$2,250,781	$3,457,707	$4,719,717	$4,409,276

Shares of mutual funds owned	249,554	199,686	192,326	138,886

Accumulation units outstanding	122,872	236,002	200,818	203,960

Statements of Operations
Year ended December 31, 2021
	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division	MFS Utilities Service Class Division

Net investment income (loss)
Investment income:
Dividends	$16,226	$21,697	$81,470	$73,380

Expenses:
Mortality and expense risks	11	—	—	—
Net investment income (loss)	16,215	21,697	81,470	73,380

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	80,583	145,997	89,902	147,151
Capital gains distributions	58,702	156,093	247,106	165,396
Total realized gains (losses) on investments	139,285	302,090	337,008	312,547

Change in net unrealized appreciation (depreciation)
of investments	495,333	4,995	176,383	248,440

Net gains (losses) on investments	650,833	328,782	594,861	634,367

Net increase (decrease) in net assets resulting from operations	$650,833	$328,782	$594,861	$634,367

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	MFS Value Service Class Division	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity I Class Division

Assets
Investments in shares of mutual funds, at fair value	$46,006,286	$287,850,495	$2,552,561	$8,224,876
Total assets	46,006,286	287,850,495	2,552,561	8,224,876
Total liabilities	—	—	—	—
Net assets	$46,006,286	$287,850,495	$2,552,561	$8,224,876

Net assets
Applicable to accumulation units	$46,006,286	$287,850,495	$2,552,561	$8,224,876
Total net assets	$46,006,286	$287,850,495	$2,552,561	$8,224,876

Investments in shares of mutual funds, at cost	$37,594,194	$218,475,073	$2,406,322	$5,937,796

Shares of mutual funds owned	1,904,234	3,850,328	70,865	222,114

Accumulation units outstanding	897,550	1,515,177	104,978	508,875

Statements of Operations
Year ended December 31, 2021
	MFS Value Service Class Division	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity I Class Division

Net investment income (loss)
Investment income:
Dividends	$489,251	$344,707	$—	$29,247

Expenses:
Mortality and expense risks	—	162,385	—	—
Net investment income (loss)	489,251	182,322	—	29,247

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	710,535	8,417,318	245,250	226,120
Capital gains distributions	961,656	17,379,656	186,027	149,550
Total realized gains (losses) on investments	1,672,191	25,796,974	431,277	375,670

Change in net unrealized appreciation (depreciation)
of investments	6,701,028	34,056,376	(206,907)	1,196,236

Net gains (losses) on investments	8,862,470	60,035,672	224,370	1,601,153

Net increase (decrease) in net assets resulting from operations	$8,862,470	$60,035,672	$224,370	$1,601,153

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$2,757,855	$3,750,805	$2,096,937	$21,531,663
Total assets	2,757,855	3,750,805	2,096,937	21,531,663
Total liabilities	—	—	—	—
Net assets	$2,757,855	$3,750,805	$2,096,937	$21,531,663

Net assets
Applicable to accumulation units	$2,757,855	$3,750,805	$2,096,937	$21,531,663
Total net assets	$2,757,855	$3,750,805	$2,096,937	$21,531,663

Investments in shares of mutual funds, at cost	$2,589,170	$3,412,265	$2,157,980	$21,238,373

Shares of mutual funds owned	239,605	484,600	167,487	2,711,797

Accumulation units outstanding	159,126	453,071	142,860	980,496

Statements of Operations
Year ended December 31, 2021
	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$287,430	$90,916	$96,137	$923,450

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	287,430	90,916	96,137	923,450

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,399	198,456	6,466	253,361
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	7,399	198,456	6,466	253,361

Change in net unrealized appreciation (depreciation)
of investments	63,376	302,476	(149,423)	(436,483)

Net gains (losses) on investments	358,205	591,848	(46,820)	740,328

Net increase (decrease) in net assets resulting from operations	$358,205	$591,848	$(46,820)	$740,328

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	PIMCO Long-Term U.S. Government Administrative Class Division	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$997,926	$7,040,682	$20,869,322	$44,606,286
Total assets	997,926	7,040,682	20,869,322	44,606,286
Total liabilities	—	—	—	—
Net assets	$997,926	$7,040,682	$20,869,322	$44,606,286

Net assets
Applicable to accumulation units	$997,926	$7,040,682	$20,869,322	$44,606,286
Total net assets	$997,926	$7,040,682	$20,869,322	$44,606,286

Investments in shares of mutual funds, at cost	$1,085,468	$7,124,486	$20,110,578	$44,688,497

Shares of mutual funds owned	88,784	688,239	1,491,731	4,330,707

Accumulation units outstanding	67,181	647,277	1,294,040	3,692,189

Statements of Operations
Year ended December 31, 2021
	PIMCO Long-Term U.S. Government Administrative Class Division	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$18,197	$34,151	$991,889	$492,203

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	18,197	34,151	991,889	492,203

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(260,116)	4,848	727,934	25,343
Capital gains distributions	241,755	—	—	—
Total realized gains (losses) on investments	(18,361)	4,848	727,934	25,343

Change in net unrealized appreciation (depreciation)
of investments	(48,419)	(112,012)	(654,581)	(551,371)

Net gains (losses) on investments	(48,583)	(73,013)	1,065,242	(33,825)

Net increase (decrease) in net assets resulting from operations	$(48,583)	$(73,013)	$1,065,242	$(33,825)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$42,494,400	$33,405,711	$21,676,975	$114,028,423
Total assets	42,494,400	33,405,711	21,676,975	114,028,423
Total liabilities	—	—	—	—
Net assets	$42,494,400	$33,405,711	$21,676,975	$114,028,423

Net assets
Applicable to accumulation units	$42,494,400	$33,405,711	$21,676,975	$114,028,423
Total net assets	$42,494,400	$33,405,711	$21,676,975	$114,028,423

Investments in shares of mutual funds, at cost	$43,550,316	$22,497,323	$21,230,821	$106,838,372

Shares of mutual funds owned	3,949,294	797,844	1,616,478	7,506,808

Accumulation units outstanding	2,718,504	1,323,842	827,677	3,588,571

Statements of Operations
Year ended December 31, 2021
	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$800,573	$260,538	$357,292	$1,894,690

Expenses:
Mortality and expense risks	—	606	—	1,007
Net investment income (loss)	800,573	259,932	357,292	1,893,683

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	425,448	1,309,867	331,471	3,258,326
Capital gains distributions	1,849,091	1,177,291	1,129,382	6,539,758
Total realized gains (losses) on investments	2,274,539	2,487,158	1,460,853	9,798,084

Change in net unrealized appreciation (depreciation)
of investments	(3,701,226)	4,586,248	(664,295)	(1,696,481)

Net gains (losses) on investments	(626,114)	7,333,338	1,153,850	9,995,286

Net increase (decrease) in net assets resulting from operations	$(626,114)	$7,333,338	$1,153,850	$9,995,286

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$182,007,022	$103,890,101	$50,586,605	$12,517,901
Total assets	182,007,022	103,890,101	50,586,605	12,517,901
Total liabilities	—	—	—	—
Net assets	$182,007,022	$103,890,101	$50,586,605	$12,517,901

Net assets
Applicable to accumulation units	$182,007,022	$103,890,101	$50,586,605	$12,517,901
Total net assets	$182,007,022	$103,890,101	$50,586,605	$12,517,901

Investments in shares of mutual funds, at cost	$156,627,466	$85,857,742	$42,349,872	$10,496,778

Shares of mutual funds owned	11,667,117	5,210,135	2,580,950	665,492

Accumulation units outstanding	5,186,605	2,667,797	1,242,307	522,684

Statements of Operations
Year ended December 31, 2021
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$2,341,637	$1,235,743	$518,761	$112,700

Expenses:
Mortality and expense risks	262	—	1,821	—
Net investment income (loss)	2,341,375	1,235,743	516,940	112,700

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,680,193	3,190,749	2,010,291	729,116
Capital gains distributions	6,069,755	3,130,323	1,450,341	271,827
Total realized gains (losses) on investments	10,749,948	6,321,072	3,460,632	1,000,943

Change in net unrealized appreciation (depreciation)
of investments	7,124,990	5,730,854	2,635,430	623,345

Net gains (losses) on investments	20,216,313	13,287,669	6,613,002	1,736,988

Net increase (decrease) in net assets resulting from operations	$20,216,313	$13,287,669	$6,613,002	$1,736,988

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Growth Opportunities Class IB Division	Putnam VT International Equity Class IB Division	Putnam VT International Value Class IB Division (1)

Assets
Investments in shares of mutual funds, at fair value	$19,754,331	$47,762,503	$1,707,696	$20,002
Total assets	19,754,331	47,762,503	1,707,696	20,002
Total liabilities	—	—	—	—
Net assets	$19,754,331	$47,762,503	$1,707,696	$20,002

Net assets
Applicable to accumulation units	$19,754,331	$47,762,503	$1,707,696	$20,002
Total net assets	$19,754,331	$47,762,503	$1,707,696	$20,002

Investments in shares of mutual funds, at cost	$19,364,799	$27,966,501	$1,559,871	$19,570

Shares of mutual funds owned	1,565,319	2,981,429	100,099	1,759

Accumulation units outstanding	870,365	1,524,098	64,495	1,492

Statements of Operations
Year ended December 31, 2021
	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Growth Opportunities Class IB Division	Putnam VT International Equity Class IB Division	Putnam VT International Value Class IB Division (1)

Net investment income (loss)
Investment income:
Dividends	$383,813	$—	$14,859	$71

Expenses:
Mortality and expense risks	—	554	—	—
Net investment income (loss)	383,813	(554)	14,859	71

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	534,153	2,290,395	105,433	13
Capital gains distributions	851,205	4,139,317	45,823	45
Total realized gains (losses) on investments	1,385,358	6,429,712	151,256	58

Change in net unrealized appreciation (depreciation)
of investments	(862,732)	2,720,318	(39,261)	432

Net gains (losses) on investments	906,439	9,149,476	126,854	561

Net increase (decrease) in net assets resulting from operations	$906,439	$9,149,476	$126,854	$561

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Putnam VT Large Cap Value Class 1B Division (1)	Real Estate Securities Class 1 Division	Rydex Basic Materials Division	Rydex Utilities Division

Assets
Investments in shares of mutual funds, at fair value	$1,831,297	$94,116,480	$554,984	$247,398
Total assets	1,831,297	94,116,480	554,984	247,398
Total liabilities	—	—	—	—
Net assets	$1,831,297	$94,116,480	$554,984	$247,398

Net assets
Applicable to accumulation units	$1,831,297	$94,116,480	$554,984	$247,398
Total net assets	$1,831,297	$94,116,480	$554,984	$247,398

Investments in shares of mutual funds, at cost	$1,446,639	$78,171,367	$404,708	$217,556

Shares of mutual funds owned	59,419	3,791,961	5,238	7,097

Accumulation units outstanding	100,744	714,382	38,048	17,559

Statements of Operations
Year ended December 31, 2021
	Putnam VT Large Cap Value Class 1B Division (1)	Real Estate Securities Class 1 Division	Rydex Basic Materials Division	Rydex Utilities Division

Net investment income (loss)
Investment income:
Dividends	$16,948	$1,150,044	$3,107	$4,298

Expenses:
Mortality and expense risks	—	645	—	—
Net investment income (loss)	16,948	1,149,399	3,107	4,298

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	36,531	1,556,033	11,120	3,069
Capital gains distributions	52,763	5,206,905	13,775	—
Total realized gains (losses) on investments	89,294	6,762,938	24,895	3,069

Change in net unrealized appreciation (depreciation)
of investments	250,127	18,885,280	67,340	27,253

Net gains (losses) on investments	356,369	26,797,617	95,342	34,620

Net increase (decrease) in net assets resulting from operations	$356,369	$26,797,617	$95,342	$34,620

(1) Represented the operations of Putnam VT Equity Income Class IB Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$101,470,927	$63,551,264	$86,924,308	$29,404,533
Total assets	101,470,927	63,551,264	86,924,308	29,404,533
Total liabilities	—	—	—	—
Net assets	$101,470,927	$63,551,264	$86,924,308	$29,404,533

Net assets
Applicable to accumulation units	$101,470,927	$63,551,264	$86,924,308	$29,404,533
Total net assets	$101,470,927	$63,551,264	$86,924,308	$29,404,533

Investments in shares of mutual funds, at cost	$87,832,974	$56,839,952	$68,702,135	$28,204,592

Shares of mutual funds owned	5,603,033	4,669,454	3,502,188	2,232,690

Accumulation units outstanding	3,724,268	2,625,794	2,936,430	1,309,457

Statements of Operations
Year ended December 31, 2021
	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,524,702	$1,141,909	$1,029,827	$672,939

Expenses:
Mortality and expense risks	2,170	—	1,219	379
Net investment income (loss)	1,522,532	1,141,909	1,028,608	672,560

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,142,117	1,164,441	4,113,343	294,827
Capital gains distributions	2,055,699	804,743	1,699,089	438,277
Total realized gains (losses) on investments	3,197,816	1,969,184	5,812,432	733,104

Change in net unrealized appreciation (depreciation)
of investments	7,620,175	2,611,834	6,987,482	447,822

Net gains (losses) on investments	12,340,523	5,722,927	13,828,522	1,853,486

Net increase (decrease) in net assets resulting from operations	$12,340,523	$5,722,927	$13,828,522	$1,853,486

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division

Assets
Investments in shares of mutual funds, at fair value	$91,994,377	$65,758,685	$102,773,547	$1,588,514
Total assets	91,994,377	65,758,685	102,773,547	1,588,514
Total liabilities	—	—	—	—
Net assets	$91,994,377	$65,758,685	$102,773,547	$1,588,514

Net assets
Applicable to accumulation units	$91,994,377	$65,758,685	$102,773,547	$1,588,514
Total net assets	$91,994,377	$65,758,685	$102,773,547	$1,588,514

Investments in shares of mutual funds, at cost	$69,648,102	$67,324,746	$80,203,187	$1,368,424

Shares of mutual funds owned	3,274,987	25,991,575	5,125,863	53,110

Accumulation units outstanding	2,951,459	4,585,952	1,822,519	47,899

Statements of Operations
Year ended December 31, 2021
	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division

Net investment income (loss)
Investment income:
Dividends	$821,010	$1,094,975	$313,910	$21,917

Expenses:
Mortality and expense risks	746	230	1,410	—
Net investment income (loss)	820,264	1,094,745	312,500	21,917

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,180,831	141,819	3,647,855	121,137
Capital gains distributions	1,856,345	326,572	3,088,876	111,022
Total realized gains (losses) on investments	4,037,176	468,391	6,736,731	232,159

Change in net unrealized appreciation (depreciation)
of investments	10,265,224	(2,062,326)	10,864,517	158,517

Net gains (losses) on investments	15,122,664	(499,190)	17,913,748	412,593

Net increase (decrease) in net assets resulting from operations	$15,122,664	$(499,190)	$17,913,748	$412,593

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,498,536	$10,099,929	$12,547,987	$12,556,392
Total assets	2,498,536	10,099,929	12,547,987	12,556,392
Total liabilities	—	—	—	—
Net assets	$2,498,536	$10,099,929	$12,547,987	$12,556,392

Net assets
Applicable to accumulation units	$2,498,536	$10,099,929	$12,547,987	$12,556,392
Total net assets	$2,498,536	$10,099,929	$12,547,987	$12,556,392

Investments in shares of mutual funds, at cost	$2,380,334	$9,496,874	$12,535,000	$14,286,169

Shares of mutual funds owned	40,832	946,572	923,325	956,313

Accumulation units outstanding	117,270	441,196	988,910	835,163

Statements of Operations
Year ended December 31, 2021
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$100,862	$227,733	$—

Expenses:
Mortality and expense risks	—	—	—	2
Net investment income (loss)	—	100,862	227,733	(2)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	269,934	393,256	(181,089)	(1,218,767)
Capital gains distributions	176,515	231,159	—	—
Total realized gains (losses) on investments	446,449	624,415	(181,089)	(1,218,767)

Change in net unrealized appreciation (depreciation)
of investments	(103,920)	(1,394,369)	434,183	451,878

Net gains (losses) on investments	342,529	(669,092)	480,827	(766,891)

Net increase (decrease) in net assets resulting from operations	$342,529	$(669,092)	$480,827	$(766,891)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Resources Class S Division (1)

Assets
Investments in shares of mutual funds, at fair value	$724,691	$1,168,186	$897,582	$1,327,286
Total assets	724,691	1,168,186	897,582	1,327,286
Total liabilities	—	—	—	—
Net assets	$724,691	$1,168,186	$897,582	$1,327,286

Net assets
Applicable to accumulation units	$724,691	$1,168,186	$897,582	$1,327,286
Total net assets	$724,691	$1,168,186	$897,582	$1,327,286

Investments in shares of mutual funds, at cost	$660,185	$1,018,647	$795,446	$1,040,203

Shares of mutual funds owned	57,197	89,174	66,735	52,071

Accumulation units outstanding	43,689	64,141	49,832	166,803

Statements of Operations
Year ended December 31, 2021
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Resources Class S Division (1)

Net investment income (loss)
Investment income:
Dividends	$7,846	$11,192	$9,467	$3,942

Expenses:
Mortality and expense risks	—	—	—	6
Net investment income (loss)	7,846	11,192	9,467	3,936

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,633	15,330	9,646	47,699
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	2,633	15,330	9,646	47,699

Change in net unrealized appreciation (depreciation)
of investments	45,119	99,267	66,315	144,606

Net gains (losses) on investments	55,598	125,789	85,428	196,241

Net increase (decrease) in net assets resulting from operations	$55,598	$125,789	$85,428	$196,241

(1) Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	VanEck Global Resources Initial Class Division (1)	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Global Bond Index Division

Assets
Investments in shares of mutual funds, at fair value	$8,645,666	$46,850,177	$221,517,696	$908,089
Total assets	8,645,666	46,850,177	221,517,696	908,089
Total liabilities	—	—	—	—
Net assets	$8,645,666	$46,850,177	$221,517,696	$908,089

Net assets
Applicable to accumulation units	$8,645,666	$46,850,177	$221,517,696	$908,089
Total net assets	$8,645,666	$46,850,177	$221,517,696	$908,089

Investments in shares of mutual funds, at cost	$6,292,526	$39,521,730	$155,434,535	$931,387

Shares of mutual funds owned	324,903	1,649,073	3,383,499	42,633

Accumulation units outstanding	911,316	893,852	3,554,219	90,157

Statements of Operations
Year ended December 31, 2021
	VanEck Global Resources Initial Class Division (1)	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Global Bond Index Division

Net investment income (loss)
Investment income:
Dividends	$35,571	$809,453	$2,513,992	$14,401

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	35,571	809,453	2,513,992	14,401

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	398,041	1,938,702	19,953,443	(552)
Capital gains distributions	—	2,246,325	7,510,952	10,734
Total realized gains (losses) on investments	398,041	4,185,027	27,464,395	10,182

Change in net unrealized appreciation (depreciation)
of investments	811,281	2,966,160	19,431,191	(23,326)

Net gains (losses) on investments	1,244,893	7,960,640	49,409,578	1,257

Net increase (decrease) in net assets resulting from operations	$1,244,893	$7,960,640	$49,409,578	$1,257

(1) Represented the operations of VanEck Global Hard Assets Initial Class Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Vanguard VIF Mid-Cap Index Division	Wanger International Division

Assets
Investments in shares of mutual funds, at fair value	$148,852,462	$2,806,669
Total assets	148,852,462	2,806,669
Total liabilities	—	—
Net assets	$148,852,462	$2,806,669

Net assets
Applicable to accumulation units	$148,852,462	$2,806,669
Total net assets	$148,852,462	$2,806,669

Investments in shares of mutual funds, at cost	$115,724,682	$2,255,512

Shares of mutual funds owned	5,049,269	86,041

Accumulation units outstanding	2,092,271	162,088

Statements of Operations
Year ended December 31, 2021
	Vanguard VIF Mid-Cap Index Division	Wanger International Division

Net investment income (loss)
Investment income:
Dividends	$1,451,277	$15,748

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	1,451,277	15,748

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,055,627	117,700
Capital gains distributions	8,661,127	43,395
Total realized gains (losses) on investments	12,716,754	161,095

Change in net unrealized appreciation (depreciation)
of investments	14,759,144	283,567

Net gains (losses) on investments	28,927,175	460,410

Net increase (decrease) in net assets resulting from operations	$28,927,175	$460,410

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Net assets as of January 1, 2020	$834,250	$783,382	$1,507,755	$2,413,623
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,282	11,022	31,383	—
Total realized gains (losses) on investments	178,294	115,532	(117,500)	509,160
Change in net unrealized appreciation (depreciation)
of investments	139,815	96,534	204,804	727,886
Net gains (losses) on investments	324,391	223,088	118,687	1,237,046
Net increase (decrease) in net assets resulting from operations	324,391	223,088	118,687	1,237,046
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	426,729	139,075	885,080	996,817
Contract terminations and surrenders	(137,294)	(39,412)	(25,480)	(770,129)
Death benefit payments	—	—	(29,108)	(64,761)
Policy loan transfers	(5,387)	18	(5,620)	(6,096)
Transfers to other contracts	(319,861)	(155,260)	(784,024)	(493,101)
Cost of insurance and administration charges	(17,531)	(15,030)	(32,950)	(48,911)
Mortality and expenses charges	(2,725)	(2,211)	(3,608)	(6,194)
Surrender charges (refunds)	3,200	1,413	261	21,984
Increase (decrease) in net assets from policy related transactions	(52,869)	(71,407)	4,551	(370,391)
Total increase (decrease)	271,522	151,681	123,238	866,655
Net assets as of December 31, 2020	1,105,772	935,063	1,630,993	3,280,278

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	40,743	—
Total realized gains (losses) on investments	317,761	127,112	101,433	950,104
Change in net unrealized appreciation (depreciation)
of investments	(74,775)	(44,283)	66,457	(633,510)
Net gains (losses) on investments	242,986	82,829	208,633	316,594
Net increase (decrease) in net assets resulting from operations	242,986	82,829	208,633	316,594
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	683,887	201,118	849,362	573,895
Contract terminations and surrenders	(80,740)	(45,095)	(36,760)	(106,531)
Death benefit payments	—	—	(21,728)	—
Policy loan transfers	4,604	(315)	(406)	(44,028)
Transfers to other contracts	(622,492)	(29,869)	(600,565)	(437,395)
Cost of insurance and administration charges	(24,590)	(18,097)	(33,486)	(53,577)
Mortality and expenses charges	(4,381)	(3,199)	(3,827)	(7,881)
Surrender charges (refunds)	3,932	2,059	(88)	3,542
Increase (decrease) in net assets from policy related transactions	(39,780)	106,602	152,502	(71,975)
Total increase (decrease)	203,206	189,431	361,135	244,619
Net assets as of December 31, 2021	$1,308,978	$1,124,494	$1,992,128	$3,524,897

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	AllianceBernstein Small/Mid Cap Value Class A Division	Allspring VT Index Asset Allocation Class 2 Division (1)	Allspring VT Omega Growth Class 2 Division (2)	American Century VP Capital Appreciation Class II Division

Net assets as of January 1, 2020	$5,201,772	$1,588,607	$6,254,107	$803,766
Increase (decrease) in net assets
Operations:
Net investment income (loss)	43,699	15,153	(90)	—
Total realized gains (losses) on investments	(695,810)	154,406	715,468	76,530
Change in net unrealized appreciation (depreciation)
of investments	708,036	137,193	2,094,464	249,774
Net gains (losses) on investments	55,925	306,752	2,809,842	326,304
Net increase (decrease) in net assets resulting from operations	55,925	306,752	2,809,842	326,304
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,290,187	1,242,024	(241,421)	749,269
Contract terminations and surrenders	(210,465)	(14,855)	(183,346)	(30,535)
Death benefit payments	—	—	(12,610)	(502)
Policy loan transfers	(58,283)	(24,005)	(5,197)	117
Transfers to other contracts	(2,270,881)	(392,576)	715,205	(600,302)
Cost of insurance and administration charges	(100,451)	(60,992)	(73,981)	(22,238)
Mortality and expenses charges	(13,757)	(3,636)	(8,080)	(3,503)
Surrender charges (refunds)	2,000	(24)	(129)	798
Increase (decrease) in net assets from policy related transactions	(361,650)	745,936	190,441	93,104
Total increase (decrease)	(305,725)	1,052,688	3,000,283	419,408
Net assets as of December 31, 2020	4,896,047	2,641,295	9,254,390	1,223,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53,070	14,531	(33)	—
Total realized gains (losses) on investments	344,309	302,215	1,262,103	283,432
Change in net unrealized appreciation (depreciation)
of investments	1,395,997	61,339	143,564	(108,721)
Net gains (losses) on investments	1,793,376	378,085	1,405,634	174,711
Net increase (decrease) in net assets resulting from operations	1,793,376	378,085	1,405,634	174,711
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,822,372	238,555	1,036,801	5,329,593
Contract terminations and surrenders	(497,315)	(320,234)	(80,599)	(46,445)
Death benefit payments	(382)	—	(2,440)	—
Policy loan transfers	14,686	43	(7,474)	(414)
Transfers to other contracts	(2,227,191)	(227,343)	(440,317)	(2,574,504)
Cost of insurance and administration charges	(119,413)	(57,555)	(80,308)	(36,687)
Mortality and expenses charges	(18,666)	(4,545)	(10,865)	(6,399)
Surrender charges (refunds)	16,775	54	22	328
Increase (decrease) in net assets from policy related transactions	990,866	(371,025)	414,820	2,665,472
Total increase (decrease)	2,784,242	7,060	1,820,454	2,840,183
Net assets as of December 31, 2021	$7,680,289	$2,648,355	$11,074,844	$4,063,357

(1) Represented the operations of Wells Fargo VT Index Asset Allocation Class 2 Division until December 6, 2021.
(2) Represented the operations of Wells Fargo VT Omega Growth Class 2 Division until December 6, 2021.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Century VP Disciplined Core Value Class I Division (1)	American Century VP Disciplined Core Value Class II Division (2)	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division

Net assets as of January 1, 2020	$3,214,284	$7,977,740	$1,663,303	$2,460,349
Increase (decrease) in net assets
Operations:
Net investment income (loss)	58,594	132,079	24,598	9,012
Total realized gains (losses) on investments	267,958	144,012	8,705	169,511
Change in net unrealized appreciation (depreciation)
of investments	29,582	530,389	133,882	136,424
Net gains (losses) on investments	356,134	806,480	167,185	314,947
Net increase (decrease) in net assets resulting from operations	356,134	806,480	167,185	314,947
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	227,292	2,292,779	1,222,638	1,134,476
Contract terminations and surrenders	(53,681)	(156,316)	(43,557)	(660,486)
Death benefit payments	(36,980)	(36,516)	—	—
Policy loan transfers	(6,343)	81,867	33,162	(4,324)
Transfers to other contracts	(292,000)	(1,789,130)	(465,290)	(1,855,774)
Cost of insurance and administration charges	(83,280)	(208,689)	(69,675)	(25,193)
Mortality and expenses charges	(7,821)	(20,685)	(3,964)	(4,076)
Surrender charges (refunds)	(166)	(292)	(2,185)	4,536
Increase (decrease) in net assets from policy related transactions	(252,979)	163,018	671,129	(1,410,841)
Total increase (decrease)	103,155	969,498	838,314	(1,095,894)
Net assets as of December 31, 2020	3,317,439	8,947,238	2,501,617	1,364,455

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,170	85,884	82,705	229
Total realized gains (losses) on investments	633,704	1,691,415	46,295	163,401
Change in net unrealized appreciation (depreciation)
of investments	102,220	322,068	32,157	(47,950)
Net gains (losses) on investments	776,094	2,099,367	161,157	115,680
Net increase (decrease) in net assets resulting from operations	776,094	2,099,367	161,157	115,680
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	305,177	2,377,077	876,847	1,083,777
Contract terminations and surrenders	(187,480)	(123,355)	(89,144)	(116,139)
Death benefit payments	(84,981)	(46,831)	(107,209)	—
Policy loan transfers	23,123	(18,248)	(7,559)	8,720
Transfers to other contracts	(154,897)	(2,103,792)	(138,903)	(317,133)
Cost of insurance and administration charges	(78,608)	(219,346)	(73,506)	(21,728)
Mortality and expenses charges	(9,671)	(25,666)	(4,301)	(3,976)
Surrender charges (refunds)	336	(1,675)	(366)	5,656
Increase (decrease) in net assets from policy related transactions	(187,001)	(161,836)	455,859	639,177
Total increase (decrease)	589,093	1,937,531	617,016	754,857
Net assets as of December 31, 2021	$3,906,532	$10,884,769	$3,118,633	$2,119,312

(1) Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.
(2) Represented the operations of American Century VP Income & Growth Class II Division until June 7, 2021.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

Net assets as of January 1, 2020	$30,049,258	$2,517,283	$6,258,944	$29,813,510
Increase (decrease) in net assets
Operations:
Net investment income (loss)	416,500	(630)	—	471,281
Total realized gains (losses) on investments	(2,087,071)	460,400	1,354,068	858,812
Change in net unrealized appreciation (depreciation)
of investments	1,342,784	807,339	1,606,206	(2,183,593)
Net gains (losses) on investments	(327,787)	1,267,109	2,960,274	(853,500)
Net increase (decrease) in net assets resulting from operations	(327,787)	1,267,109	2,960,274	(853,500)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,344,485	574,598	2,315,725	4,026,149
Contract terminations and surrenders	(705,920)	(68,051)	(316,605)	(643,217)
Death benefit payments	(36,228)	(7,637)	(1,842)	(21,504)
Policy loan transfers	(47,047)	11,420	(24,033)	(220,647)
Transfers to other contracts	(15,024,907)	(443,811)	(2,460,183)	(7,920,488)
Cost of insurance and administration charges	(419,563)	(83,967)	(109,206)	(445,945)
Mortality and expenses charges	(59,819)	(8,142)	(8,479)	(44,524)
Surrender charges (refunds)	11,982	(190)	(547)	5,672
Increase (decrease) in net assets from policy related transactions	(3,937,017)	(25,780)	(605,170)	(5,264,504)
Total increase (decrease)	(4,264,804)	1,241,329	2,355,104	(6,118,004)
Net assets as of December 31, 2020	25,784,454	3,758,612	8,614,048	23,695,506

Increase (decrease) in net assets
Operations:
Net investment income (loss)	315,850	(729)	—	439,084
Total realized gains (losses) on investments	584,863	611,541	1,668,637	1,206,317
Change in net unrealized appreciation (depreciation)
of investments	5,070,286	227,742	168,337	4,067,884
Net gains (losses) on investments	5,970,999	838,554	1,836,974	5,713,285
Net increase (decrease) in net assets resulting from operations	5,970,999	838,554	1,836,974	5,713,285
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,136,237	485,393	1,878,406	4,524,764
Contract terminations and surrenders	(1,643,913)	(124,436)	(445,607)	(1,088,070)
Death benefit payments	(64,092)	(16,880)	—	—
Policy loan transfers	(133,062)	70,468	6,388	279,102
Transfers to other contracts	(10,070,776)	(639,660)	(2,250,754)	(3,878,384)
Cost of insurance and administration charges	(411,630)	(85,126)	(115,245)	(444,574)
Mortality and expenses charges	(67,800)	(10,843)	(10,738)	(51,844)
Surrender charges (refunds)	43,077	(53)	(62)	31,639
Increase (decrease) in net assets from policy related transactions	788,041	(321,137)	(937,612)	(627,367)
Total increase (decrease)	6,759,040	517,417	899,362	5,085,918
Net assets as of December 31, 2021	$32,543,494	$4,276,029	$9,513,410	$28,781,424

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Funds Insurance Series Capital World Bond Fund Class 2 Division	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division (1)	American Funds Insurance Series Growth Fund Class 2 Division

Net assets as of January 1, 2020	$1,394,523	$1,383,710	$—	$14,202,522
Increase (decrease) in net assets
Operations:
Net investment income (loss)	24,006	16,709	—	54,119
Total realized gains (losses) on investments	68,092	115,719	—	1,156,066
Change in net unrealized appreciation (depreciation)
of investments	60,045	37,485	—	6,489,344
Net gains (losses) on investments	152,143	169,913	—	7,699,529
Net increase (decrease) in net assets resulting from operations	152,143	169,913	—	7,699,529
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,716,649	5,303,518	—	15,258,201
Contract terminations and surrenders	(32,855)	(516,199)	—	(1,026,820)
Death benefit payments	(837)	—	—	(12,311)
Policy loan transfers	(24,719)	150	—	(30,740)
Transfers to other contracts	(945,664)	(4,642,709)	—	(12,822,018)
Cost of insurance and administration charges	(22,502)	(33,201)	—	(302,550)
Mortality and expenses charges	(3,293)	(4,005)	—	(40,156)
Surrender charges (refunds)	1,178	(85)	—	33,595
Increase (decrease) in net assets from policy related transactions	687,957	107,469	—	1,057,201
Total increase (decrease)	840,100	277,382	—	8,756,730
Net assets as of December 31, 2020	2,234,623	1,661,092	—	22,959,252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39,871	17,787	—	53,619
Total realized gains (losses) on investments	81,996	130,076	643	5,349,101
Change in net unrealized appreciation (depreciation)
of investments	(230,947)	34,563	(3,173)	(549,686)
Net gains (losses) on investments	(109,080)	182,426	(2,530)	4,853,034
Net increase (decrease) in net assets resulting from operations	(109,080)	182,426	(2,530)	4,853,034
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	810,055	477,917	192,398	13,485,021
Contract terminations and surrenders	(3,539)	(83,744)	—	(2,525,165)
Death benefit payments	—	—	—	(81,297)
Policy loan transfers	7,741	(7,049)	—	(358,264)
Transfers to other contracts	(711,474)	(322,676)	(7)	(10,621,413)
Cost of insurance and administration charges	(23,536)	(35,137)	(1,763)	(371,326)
Mortality and expenses charges	(4,101)	(5,051)	(297)	(58,080)
Surrender charges (refunds)	172	4,078	—	32,418
Increase (decrease) in net assets from policy related transactions	75,318	28,338	190,331	(498,106)
Total increase (decrease)	(33,762)	210,764	187,801	4,354,928
Net assets as of December 31, 2021	$2,200,861	$1,871,856	$187,801	$27,314,180

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division

Net assets as of January 1, 2020	$22,812,040	$15,734,833	$13,632,630	$272,451
Increase (decrease) in net assets
Operations:
Net investment income (loss)	129,504	11,069	236,015	1,351
Total realized gains (losses) on investments	(510,917)	249,541	(567,569)	(7,123)
Change in net unrealized appreciation (depreciation)
of investments	2,998,811	3,249,693	1,711,380	35,320
Net gains (losses) on investments	2,617,398	3,510,303	1,379,826	29,548
Net increase (decrease) in net assets resulting from operations	2,617,398	3,510,303	1,379,826	29,548
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,057,106	9,707,194	7,654,339	66,540
Contract terminations and surrenders	(690,805)	(422,360)	(382,528)	(1,781)
Death benefit payments	(217,803)	(53,369)	(30,875)	—
Policy loan transfers	(79,258)	(29,142)	116,404	(66)
Transfers to other contracts	(13,798,903)	(8,624,103)	(6,318,328)	(75,692)
Cost of insurance and administration charges	(336,713)	(244,200)	(295,760)	(5,958)
Mortality and expenses charges	(46,076)	(33,028)	(37,007)	(603)
Surrender charges (refunds)	9,720	9,329	8,693	(21)
Increase (decrease) in net assets from policy related transactions	(3,102,732)	310,321	714,938	(17,581)
Total increase (decrease)	(485,334)	3,820,624	2,094,764	11,967
Net assets as of December 31, 2020	22,326,706	19,555,457	15,727,394	284,418

Increase (decrease) in net assets
Operations:
Net investment income (loss)	518,145	224,494	303,692	2,132
Total realized gains (losses) on investments	1,266,655	1,618,365	764,487	61,084
Change in net unrealized appreciation (depreciation)
of investments	(2,089,684)	(823,626)	3,693,294	31,856
Net gains (losses) on investments	(304,884)	1,019,233	4,761,473	95,072
Net increase (decrease) in net assets resulting from operations	(304,884)	1,019,233	4,761,473	95,072
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,488,415	13,929,178	8,994,620	264,792
Contract terminations and surrenders	(1,215,243)	(704,216)	(398,415)	(2,278)
Death benefit payments	(32,104)	(48,231)	—	—
Policy loan transfers	18,914	(170,249)	(124,261)	(85)
Transfers to other contracts	(6,618,165)	(5,741,827)	(5,227,595)	(201,938)
Cost of insurance and administration charges	(298,096)	(319,137)	(357,952)	(7,759)
Mortality and expenses charges	(47,554)	(51,675)	(55,125)	(1,045)
Surrender charges (refunds)	10,008	23,787	18,585	(20)
Increase (decrease) in net assets from policy related transactions	(1,693,825)	6,917,630	2,849,857	51,667
Total increase (decrease)	(1,998,709)	7,936,863	7,611,330	146,739
Net assets as of December 31, 2021	$20,327,997	$27,492,320	$23,338,724	$431,157

(1) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Class 2 Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	BNY Mellon IP Technology Growth Service Shares Division	BNY Mellon Sustainable U.S. Equity Service Shares Division	BNY Mellon VIF Appreciation Service Shares Division	BNY Mellon VIF Opportunistic Small Cap Service Shares Division

Net assets as of January 1, 2020	$3,572,830	$477,922	$4,412,515	$4,767,455
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,538	4,213	18,839	17,375
Total realized gains (losses) on investments	585,918	26,163	295,531	42,972
Change in net unrealized appreciation (depreciation)
of investments	1,767,723	98,838	423,683	839,518
Net gains (losses) on investments	2,356,179	129,214	738,053	899,865
Net increase (decrease) in net assets resulting from operations	2,356,179	129,214	738,053	899,865
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,830,817	204,129	1,202,361	469,525
Contract terminations and surrenders	(219,570)	(1,942)	(389,343)	(218,262)
Death benefit payments	(2,271)	—	—	(1,971)
Policy loan transfers	(21,738)	(6,531)	(353)	(10,094)
Transfers to other contracts	(2,325,076)	(138,161)	(1,995,779)	(428,922)
Cost of insurance and administration charges	(89,429)	(10,815)	(55,626)	(138,480)
Mortality and expenses charges	(13,836)	(1,849)	(10,621)	(5,650)
Surrender charges (refunds)	5,653	19	5,548	(382)
Increase (decrease) in net assets from policy related transactions	164,550	44,850	(1,243,813)	(334,236)
Total increase (decrease)	2,520,729	174,064	(505,760)	565,629
Net assets as of December 31, 2020	6,093,559	651,986	3,906,755	5,333,084

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,182	8,062	—
Total realized gains (losses) on investments	1,718,205	90,338	848,634	405,273
Change in net unrealized appreciation (depreciation)
of investments	(871,628)	78,299	64,476	462,828
Net gains (losses) on investments	846,577	172,819	921,172	868,101
Net increase (decrease) in net assets resulting from operations	846,577	172,819	921,172	868,101
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,230,591	195,161	1,162,911	810,273
Contract terminations and surrenders	(527,371)	(11,689)	(858,091)	(208,712)
Death benefit payments	—	(3,537)	—	(3,439)
Policy loan transfers	(4,434)	(214)	(266)	(5,838)
Transfers to other contracts	(5,287,167)	(199,604)	(1,303,365)	(780,798)
Cost of insurance and administration charges	(119,752)	(12,815)	(50,741)	(134,870)
Mortality and expenses charges	(21,822)	(2,544)	(12,193)	(7,149)
Surrender charges (refunds)	20,171	569	974	(100)
Increase (decrease) in net assets from policy related transactions	290,216	(34,673)	(1,060,771)	(330,633)
Total increase (decrease)	1,136,793	138,146	(139,599)	537,468
Net assets as of December 31, 2021	$7,230,352	$790,132	$3,767,156	$5,870,552

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F Division

Net assets as of January 1, 2020	$16,914,688	$7,557,301	$2,724,949	$33,191,063
Increase (decrease) in net assets
Operations:
Net investment income (loss)	761,855	268,063	92,969	301,793
Total realized gains (losses) on investments	942,293	50,100	90,265	108,337
Change in net unrealized appreciation (depreciation)
of investments	(301,912)	386,710	36,559	4,696,452
Net gains (losses) on investments	1,402,236	704,873	219,793	5,106,582
Net increase (decrease) in net assets resulting from operations	1,402,236	704,873	219,793	5,106,582
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	39,009,448	3,239,126	2,133,211	29,114,633
Contract terminations and surrenders	(687,216)	(85,746)	(45,017)	(1,133,198)
Death benefit payments	(259)	(1,367)	—	(32,749)
Policy loan transfers	197,936	(3,369)	1,998	(223,404)
Transfers to other contracts	(26,239,208)	(1,381,125)	(1,315,287)	(29,334,207)
Cost of insurance and administration charges	(387,285)	(123,365)	(75,967)	(432,072)
Mortality and expenses charges	(59,660)	(17,773)	(8,459)	(59,691)
Surrender charges (refunds)	9,717	2,697	(150)	33,933
Increase (decrease) in net assets from policy related transactions	11,843,473	1,629,078	690,329	(2,066,755)
Total increase (decrease)	13,245,709	2,333,951	910,122	3,039,827
Net assets as of December 31, 2020	30,160,397	9,891,252	3,635,071	36,230,890

Increase (decrease) in net assets
Operations:
Net investment income (loss)	610,120	212,493	71,965	346,886
Total realized gains (losses) on investments	(6,260)	255,158	44,510	2,480,603
Change in net unrealized appreciation (depreciation)
of investments	(1,145,856)	641,402	(189,434)	2,392,233
Net gains (losses) on investments	(541,996)	1,109,053	(72,959)	5,219,722
Net increase (decrease) in net assets resulting from operations	(541,996)	1,109,053	(72,959)	5,219,722
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	8,596,867	3,244,041	1,408,218	44,237,464
Contract terminations and surrenders	(599,787)	(103,743)	(25,764)	(2,212,303)
Death benefit payments	(136,516)	(77,787)	—	(21,883)
Policy loan transfers	(152,489)	113,637	17,514	(341,862)
Transfers to other contracts	(8,658,890)	(2,284,728)	(1,507,334)	(36,458,347)
Cost of insurance and administration charges	(375,663)	(151,603)	(64,738)	(550,308)
Mortality and expenses charges	(68,005)	(26,551)	(7,543)	(90,261)
Surrender charges (refunds)	28,846	4,007	(315)	55,200
Increase (decrease) in net assets from policy related transactions	(1,365,637)	717,273	(179,962)	4,617,700
Total increase (decrease)	(1,907,633)	1,826,326	(252,921)	9,837,422
Net assets as of December 31, 2021	$28,252,764	$11,717,578	$3,382,150	$46,068,312

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Calvert S&P 500 Index Portfolio Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division

Net assets as of January 1, 2020	$1,771,940	$2,295,639	$394,218	$20,265,242
Increase (decrease) in net assets
Operations:
Net investment income (loss)	33,999	25,815	1,018	—
Total realized gains (losses) on investments	115,576	69,733	13,623	1,870,066
Change in net unrealized appreciation (depreciation)
of investments	227,751	180,860	43,163	6,630,237
Net gains (losses) on investments	377,326	276,408	57,804	8,500,303
Net increase (decrease) in net assets resulting from operations	377,326	276,408	57,804	8,500,303
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	690,956	221,997	136,818	17,212,431
Contract terminations and surrenders	(43,216)	(42,514)	(70,092)	(443,675)
Death benefit payments	(11,465)	(23,549)	—	(1,109)
Policy loan transfers	3,918	(4,383)	286	(36,921)
Transfers to other contracts	(206,731)	(242,071)	(68,083)	(15,759,525)
Cost of insurance and administration charges	(44,608)	(67,511)	(8,997)	(303,846)
Mortality and expenses charges	(2,693)	(3,374)	(912)	(47,006)
Surrender charges (refunds)	(3,822)	(1,512)	428	15,359
Increase (decrease) in net assets from policy related transactions	382,339	(162,917)	(10,552)	635,708
Total increase (decrease)	759,665	113,491	47,252	9,136,011
Net assets as of December 31, 2020	2,531,605	2,409,130	441,470	29,401,253

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37,545	23,908	150	—
Total realized gains (losses) on investments	209,056	126,791	122,029	7,756,956
Change in net unrealized appreciation (depreciation)
of investments	444,310	440,487	17,983	(4,035,135)
Net gains (losses) on investments	690,911	591,186	140,162	3,721,821
Net increase (decrease) in net assets resulting from operations	690,911	591,186	140,162	3,721,821
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	374,641	231,934	226,075	19,777,793
Contract terminations and surrenders	(18,394)	(68,165)	(8,639)	(610,630)
Death benefit payments	—	—	—	(129,056)
Policy loan transfers	10,507	(1,418)	(26,472)	(125,659)
Transfers to other contracts	(270,721)	(92,436)	(148,666)	(16,577,143)
Cost of insurance and administration charges	(49,565)	(69,402)	(9,334)	(410,126)
Mortality and expenses charges	(3,275)	(2,660)	(1,029)	(74,006)
Surrender charges (refunds)	23	(1,420)	352	29,149
Increase (decrease) in net assets from policy related transactions	43,216	(3,567)	32,287	1,880,322
Total increase (decrease)	734,127	587,619	172,449	5,602,143
Net assets as of December 31, 2021	$3,265,732	$2,996,749	$613,919	$35,003,396

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Core Plus Bond Class 1 Division	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified International Class 1 Division

Net assets as of January 1, 2020	$128,313,815	$21,432,073	$15,744,301	$157,206,240
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,932,314	176,313	356,236	3,846,120
Total realized gains (losses) on investments	3,024,198	(728,843)	624,523	2,124,937
Change in net unrealized appreciation (depreciation)
of investments	3,954,657	(426,309)	965,871	18,787,549
Net gains (losses) on investments	11,911,169	(978,839)	1,946,630	24,758,606
Net increase (decrease) in net assets resulting from operations	11,911,169	(978,839)	1,946,630	24,758,606
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	63,650,858	5,618,355	1,586,919	38,531,005
Contract terminations and surrenders	(8,062,259)	(1,230,645)	(741,289)	(7,403,277)
Death benefit payments	(567,549)	(34,418)	(37,804)	(396,155)
Policy loan transfers	(76,957)	18,509	160,088	(219,517)
Transfers to other contracts	(69,489,885)	(6,134,994)	(741,049)	(29,360,571)
Cost of insurance and administration charges	(2,217,962)	(261,390)	(694,179)	(3,573,809)
Mortality and expenses charges	(235,203)	(31,862)	(48,461)	(313,541)
Surrender charges (refunds)	13,138	31,994	(2,557)	43,245
Increase (decrease) in net assets from policy related transactions	(16,985,819)	(2,024,451)	(518,332)	(2,692,620)
Total increase (decrease)	(5,074,650)	(3,003,290)	1,428,298	22,065,986
Net assets as of December 31, 2020	123,239,165	18,428,783	17,172,599	179,272,226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,989,753	142,852	368,339	2,423,390
Total realized gains (losses) on investments	4,379,047	231,268	1,079,549	6,850,498
Change in net unrealized appreciation (depreciation)
of investments	(7,884,939)	5,969,736	403,568	7,963,621
Net gains (losses) on investments	(516,139)	6,343,856	1,851,456	17,237,509
Net increase (decrease) in net assets resulting from operations	(516,139)	6,343,856	1,851,456	17,237,509
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	34,048,415	6,190,165	1,240,163	27,662,762
Contract terminations and surrenders	(8,361,774)	(1,025,119)	(314,439)	(6,168,229)
Death benefit payments	(419,594)	(15,924)	(151,200)	(1,427,359)
Policy loan transfers	280,535	(21,214)	(109,736)	(127,878)
Transfers to other contracts	(30,730,035)	(3,664,223)	(276,702)	(26,004,273)
Cost of insurance and administration charges	(2,232,634)	(298,500)	(672,437)	(3,498,476)
Mortality and expenses charges	(281,808)	(44,809)	(61,590)	(380,763)
Surrender charges (refunds)	19,785	17,616	536	55,805
Increase (decrease) in net assets from policy related transactions	(7,677,110)	1,137,992	(345,405)	(9,888,411)
Total increase (decrease)	(8,193,249)	7,481,848	1,506,051	7,349,098
Net assets as of December 31, 2021	$115,045,916	$25,910,631	$18,678,650	$186,621,324

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	DWS Alternative Asset Allocation Class B Division	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division	Fidelity VIP Asset Manager Service Class 2 Division

Net assets as of January 1, 2020	$457,050	$1,540,147	$143,821,777	$1,330,015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,350	14,731	2,561,991	14,144
Total realized gains (losses) on investments	(156)	(48,175)	5,506,821	(10,668)
Change in net unrealized appreciation (depreciation)
of investments	10,794	21,894	(3,011,886)	129,377
Net gains (losses) on investments	19,988	(11,550)	5,056,926	132,853
Net increase (decrease) in net assets resulting from operations	19,988	(11,550)	5,056,926	132,853
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	124,809	362,834	27,207,647	133,818
Contract terminations and surrenders	(60,162)	(38,143)	(6,333,663)	(59,356)
Death benefit payments	—	(12,053)	(590,095)	—
Policy loan transfers	(234)	(1,569)	(188,633)	(11,364)
Transfers to other contracts	(121,844)	(264,461)	(40,457,282)	(321,475)
Cost of insurance and administration charges	(5,867)	(32,632)	(3,278,210)	(20,586)
Mortality and expenses charges	(896)	(3,773)	(287,483)	(4,665)
Surrender charges (refunds)	1,363	(2,393)	85,236	(2)
Increase (decrease) in net assets from policy related transactions	(62,831)	7,810	(23,842,483)	(283,630)
Total increase (decrease)	(42,843)	(3,740)	(18,785,557)	(150,777)
Net assets as of December 31, 2020	414,207	1,536,407	125,036,220	1,179,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,044	17,082	2,709,932	20,623
Total realized gains (losses) on investments	18,522	(5,245)	3,849,749	34,725
Change in net unrealized appreciation (depreciation)
of investments	30,537	468,850	21,022,168	69,074
Net gains (losses) on investments	58,103	480,687	27,581,849	124,422
Net increase (decrease) in net assets resulting from operations	58,103	480,687	27,581,849	124,422
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	182,888	598,038	20,875,431	372,034
Contract terminations and surrenders	(1)	(23,448)	(4,660,234)	(83,593)
Death benefit payments	—	—	(970,818)	—
Policy loan transfers	(182)	1,494	(264,607)	(8,676)
Transfers to other contracts	(134,580)	(391,545)	(15,104,972)	(61,459)
Cost of insurance and administration charges	(6,444)	(34,231)	(2,886,433)	(22,693)
Mortality and expenses charges	(1,143)	(4,602)	(308,474)	(6,064)
Surrender charges (refunds)	—	1,142	41,767	(1)
Increase (decrease) in net assets from policy related transactions	40,538	146,848	(3,278,340)	189,548
Total increase (decrease)	98,641	627,535	24,303,509	313,970
Net assets as of December 31, 2021	$512,848	$2,163,942	$149,339,729	$1,493,208

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division

Net assets as of January 1, 2020	$71,296,081	$90,129,384	$22,461,171	$24,850,275
Increase (decrease) in net assets
Operations:
Net investment income (loss)	185,041	73,696	356,902	345,910
Total realized gains (losses) on investments	3,042,483	6,615,439	1,146,792	1,246,810
Change in net unrealized appreciation (depreciation)
of investments	17,514,424	18,259,821	(337,394)	(348,405)
Net gains (losses) on investments	20,741,948	24,948,956	1,166,300	1,244,315
Net increase (decrease) in net assets resulting from operations	20,741,948	24,948,956	1,166,300	1,244,315
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,647,415	18,358,674	1,182,515	3,406,216
Contract terminations and surrenders	(3,202,341)	(4,679,062)	(1,067,403)	(1,872,249)
Death benefit payments	(315,627)	(114,986)	(127,652)	(18,301)
Policy loan transfers	(160,539)	(307,014)	(41,245)	(181,840)
Transfers to other contracts	(3,783,169)	(23,513,785)	(992,831)	(3,800,800)
Cost of insurance and administration charges	(1,730,024)	(1,671,597)	(609,441)	(577,125)
Mortality and expenses charges	(160,780)	(182,137)	(55,780)	(39,867)
Surrender charges (refunds)	(12,480)	(1,638)	(4,322)	397
Increase (decrease) in net assets from policy related transactions	(5,717,545)	(12,111,545)	(1,716,159)	(3,083,569)
Total increase (decrease)	15,024,403	12,837,411	(549,859)	(1,839,254)
Net assets as of December 31, 2020	86,320,484	102,966,795	21,911,312	23,011,021

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55,806	29,380	465,933	438,058
Total realized gains (losses) on investments	15,603,951	20,069,288	3,239,030	3,623,458
Change in net unrealized appreciation (depreciation)
of investments	7,695,485	6,611,331	1,640,934	1,538,437
Net gains (losses) on investments	23,355,242	26,709,999	5,345,897	5,599,953
Net increase (decrease) in net assets resulting from operations	23,355,242	26,709,999	5,345,897	5,599,953
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,303,597	14,041,783	1,455,318	3,239,265
Contract terminations and surrenders	(3,221,745)	(5,612,176)	(959,248)	(1,050,543)
Death benefit payments	(1,314,886)	(204,842)	(218,758)	(10,418)
Policy loan transfers	(52,208)	(471,539)	(15,144)	27,078
Transfers to other contracts	(2,978,887)	(14,919,250)	(941,255)	(1,979,917)
Cost of insurance and administration charges	(1,662,472)	(1,664,974)	(571,676)	(569,435)
Mortality and expenses charges	(202,196)	(198,758)	(68,589)	(46,749)
Surrender charges (refunds)	9,550	3,722	2,701	(2,804)
Increase (decrease) in net assets from policy related transactions	(6,119,247)	(9,026,034)	(1,316,651)	(393,523)
Total increase (decrease)	17,235,995	17,683,965	4,029,246	5,206,430
Net assets as of December 31, 2021	$103,556,479	$120,650,760	$25,940,558	$28,217,451

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Extended Market Index Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division

Net assets as of January 1, 2020	$5,718	$270,865,846	$19,413,577	$5,031,306
Increase (decrease) in net assets
Operations:
Net investment income (loss)	805	743,510	7,467	234,426
Total realized gains (losses) on investments	(191)	—	3,559,061	(76,128)
Change in net unrealized appreciation (depreciation)
of investments	16,590	—	3,991,110	(51,463)
Net gains (losses) on investments	17,204	743,510	7,557,638	106,835
Net increase (decrease) in net assets resulting from operations	17,204	743,510	7,557,638	106,835
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	60,596	398,311,831	4,224,336	573,800
Contract terminations and surrenders	—	(27,116,793)	(2,570,138)	(174,568)
Death benefit payments	—	(305,085)	—	(3,885)
Policy loan transfers	—	809,428	(62,839)	(18,586)
Transfers to other contracts	(2,171)	(252,436,314)	(5,191,760)	(479,430)
Cost of insurance and administration charges	(1,252)	(8,531,891)	(417,999)	(157,146)
Mortality and expenses charges	(155)	(1,055,024)	(41,975)	(14,167)
Surrender charges (refunds)	—	293,992	(1,098)	(643)
Increase (decrease) in net assets from policy related transactions	57,018	109,970,144	(4,061,473)	(274,625)
Total increase (decrease)	74,222	110,713,654	3,496,165	(167,790)
Net assets as of December 31, 2020	79,940	381,579,500	22,909,742	4,863,516

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,524	23,557	(456)	301,610
Total realized gains (losses) on investments	17,083	—	6,243,477	(21,642)
Change in net unrealized appreciation (depreciation)
of investments	5,535	—	(964,264)	(49,951)
Net gains (losses) on investments	25,142	23,557	5,278,757	230,017
Net increase (decrease) in net assets resulting from operations	25,142	23,557	5,278,757	230,017
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	175,927	258,571,424	2,898,360	1,595,278
Contract terminations and surrenders	—	(57,582,419)	(633,510)	(113,163)
Death benefit payments	—	(1,820,468)	(328)	(4,427)
Policy loan transfers	39	172,600	43,781	28,697
Transfers to other contracts	(16,653)	(242,646,740)	(1,683,559)	(364,815)
Cost of insurance and administration charges	(4,725)	(7,862,571)	(426,356)	(167,786)
Mortality and expenses charges	(709)	(1,134,485)	(52,896)	(19,947)
Surrender charges (refunds)	—	1,512,669	227	252
Increase (decrease) in net assets from policy related transactions	153,879	(50,789,990)	145,719	954,089
Total increase (decrease)	179,021	(50,766,433)	5,424,476	1,184,106
Net assets as of December 31, 2021	$258,961	$330,813,067	$28,334,218	$6,047,622

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division

Net assets as of January 1, 2020	$21,941,769	$564,953	$33,132,795	$4,259,228
Increase (decrease) in net assets
Operations:
Net investment income (loss)	919,470	12,206	109,810	138,960
Total realized gains (losses) on investments	(1,073,875)	(23,020)	(1,774,613)	24,568
Change in net unrealized appreciation (depreciation)
of investments	(31,366)	100,866	6,321,777	95,794
Net gains (losses) on investments	(185,771)	90,052	4,656,974	259,322
Net increase (decrease) in net assets resulting from operations	(185,771)	90,052	4,656,974	259,322
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,186,775	598,349	9,598,111	1,701,106
Contract terminations and surrenders	(1,382,001)	(74,094)	(3,340,142)	(53,995)
Death benefit payments	(163,377)	(1,053)	(50,555)	—
Policy loan transfers	(221,573)	(218)	(34,282)	9,530
Transfers to other contracts	(11,530,067)	(143,950)	(11,284,593)	(1,203,061)
Cost of insurance and administration charges	(359,096)	(14,785)	(639,751)	(74,510)
Mortality and expenses charges	(43,443)	(1,871)	(69,123)	(11,632)
Surrender charges (refunds)	1,214	133	7,341	1,936
Increase (decrease) in net assets from policy related transactions	(3,511,568)	362,511	(5,812,994)	369,374
Total increase (decrease)	(3,697,339)	452,563	(1,156,020)	628,696
Net assets as of December 31, 2020	18,244,430	1,017,516	31,976,775	4,887,924

Increase (decrease) in net assets
Operations:
Net investment income (loss)	980,768	79,386	129,736	155,286
Total realized gains (losses) on investments	(13,889)	64,209	7,544,484	125,871
Change in net unrealized appreciation (depreciation)
of investments	(178,759)	(45,316)	295,151	(69,008)
Net gains (losses) on investments	788,120	98,279	7,969,371	212,149
Net increase (decrease) in net assets resulting from operations	788,120	98,279	7,969,371	212,149
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,092,227	9,468,117	7,197,145	2,536,483
Contract terminations and surrenders	(772,459)	(1,361)	(1,771,606)	(147,242)
Death benefit payments	—	—	(36,427)	(4,355)
Policy loan transfers	181,346	410	(76,673)	349
Transfers to other contracts	(3,559,934)	(7,085,770)	(6,391,269)	(769,376)
Cost of insurance and administration charges	(334,286)	(31,698)	(684,633)	(86,862)
Mortality and expenses charges	(43,539)	(5,507)	(87,783)	(15,688)
Surrender charges (refunds)	3,658	30	44,194	7,171
Increase (decrease) in net assets from policy related transactions	(432,987)	2,344,221	(1,807,052)	1,520,480
Total increase (decrease)	355,133	2,442,500	6,162,319	1,732,629
Net assets as of December 31, 2021	$18,599,563	$3,460,016	$38,139,094	$6,620,553

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Total Market Index Service Class 2 Division	Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division

Net assets as of January 1, 2020	$320,358	$17,792,323	$14,258,686	$12,068,129
Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,666	813,721	212,055	275,836
Total realized gains (losses) on investments	(26,914)	(609,632)	(1,426,802)	24,489
Change in net unrealized appreciation (depreciation)
of investments	94,640	(595,877)	78,318	(850,006)
Net gains (losses) on investments	77,392	(391,788)	(1,136,429)	(549,681)
Net increase (decrease) in net assets resulting from operations	77,392	(391,788)	(1,136,429)	(549,681)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	976,027	4,596,997	2,504,087	1,470,958
Contract terminations and surrenders	(158,226)	(982,852)	(1,029,405)	(274,466)
Death benefit payments	—	(14,502)	(43,660)	(15,700)
Policy loan transfers	42,052	52,383	(2,402)	(15,311)
Transfers to other contracts	(363,013)	(7,501,329)	(4,548,519)	(1,541,182)
Cost of insurance and administration charges	(6,178)	(240,590)	(209,821)	(122,111)
Mortality and expenses charges	(431)	(41,860)	(31,346)	(21,711)
Surrender charges (refunds)	(297)	6,526	9,370	1,778
Increase (decrease) in net assets from policy related transactions	489,934	(4,125,227)	(3,351,696)	(517,745)
Total increase (decrease)	567,326	(4,517,015)	(4,488,125)	(1,067,426)
Net assets as of December 31, 2020	887,684	13,275,308	9,770,561	11,000,703

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,556	609,981	280,873	412,784
Total realized gains (losses) on investments	86,263	2,551	(77,679)	(149,354)
Change in net unrealized appreciation (depreciation)
of investments	260,386	1,378,116	1,585,134	1,910,584
Net gains (losses) on investments	362,205	1,990,648	1,788,328	2,174,014
Net increase (decrease) in net assets resulting from operations	362,205	1,990,648	1,788,328	2,174,014
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,192,931	3,079,023	1,466,735	2,749,085
Contract terminations and surrenders	(15,924)	(1,053,013)	(456,370)	(383,590)
Death benefit payments	—	(8,823)	(23,395)	—
Policy loan transfers	1,562	(634,374)	(63,449)	(218,379)
Transfers to other contracts	(311,595)	(2,296,860)	(1,755,519)	(2,244,938)
Cost of insurance and administration charges	(22,221)	(204,269)	(195,826)	(144,474)
Mortality and expenses charges	(3,165)	(41,390)	(32,126)	(28,536)
Surrender charges (refunds)	(1)	3,381	5,414	1,183
Increase (decrease) in net assets from policy related transactions	841,587	(1,156,325)	(1,054,536)	(269,649)
Total increase (decrease)	1,203,792	834,323	733,792	1,904,365
Net assets as of December 31, 2021	$2,091,476	$14,109,631	$10,504,353	$12,905,068

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division

Net assets as of January 1, 2020	$21,297,393	$18,134,462	$17,524,495	$418,215
Increase (decrease) in net assets
Operations:
Net investment income (loss)	250,104	216,152	807,157	23,339
Total realized gains (losses) on investments	1,172,266	(2,171,940)	(496,266)	9,960
Change in net unrealized appreciation (depreciation)
of investments	1,440,491	2,233,240	186,807	(15,731)
Net gains (losses) on investments	2,862,861	277,452	497,698	17,568
Net increase (decrease) in net assets resulting from operations	2,862,861	277,452	497,698	17,568
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,416,621	8,879,752	7,578,564	344,729
Contract terminations and surrenders	(1,523,110)	(832,029)	(337,258)	(49)
Death benefit payments	(36,068)	(5,950)	(84,198)	—
Policy loan transfers	(10,923)	(41,794)	(14,437)	(17,759)
Transfers to other contracts	(6,298,196)	(9,630,906)	(6,930,913)	(406,317)
Cost of insurance and administration charges	(378,308)	(230,769)	(342,473)	(5,541)
Mortality and expenses charges	(54,955)	(38,411)	(51,187)	(935)
Surrender charges (refunds)	24,444	21,514	4,088	2
Increase (decrease) in net assets from policy related transactions	(2,860,495)	(1,878,593)	(177,814)	(85,870)
Total increase (decrease)	2,366	(1,601,141)	319,884	(68,302)
Net assets as of December 31, 2020	21,299,759	16,533,321	17,844,379	349,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	202,964	227,762	552,119	7,788
Total realized gains (losses) on investments	1,254,944	1,617,280	(102,216)	(4,115)
Change in net unrealized appreciation (depreciation)
of investments	4,178,145	2,309,732	(99,597)	(9,308)
Net gains (losses) on investments	5,636,053	4,154,774	350,306	(5,635)
Net increase (decrease) in net assets resulting from operations	5,636,053	4,154,774	350,306	(5,635)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,118,160	14,641,566	4,571,368	30,107
Contract terminations and surrenders	(986,253)	(700,689)	(905,215)	(62,746)
Death benefit payments	(181,437)	(35,436)	(81,232)	—
Policy loan transfers	62,826	(273,529)	55,791	(10,465)
Transfers to other contracts	(3,061,119)	(13,596,873)	(4,535,945)	(49,577)
Cost of insurance and administration charges	(369,944)	(276,357)	(314,623)	(3,634)
Mortality and expenses charges	(60,649)	(49,903)	(55,916)	(813)
Surrender charges (refunds)	32,444	9,674	16,262	3,056
Increase (decrease) in net assets from policy related transactions	(445,972)	(281,547)	(1,249,510)	(94,072)
Total increase (decrease)	5,190,081	3,873,227	(899,204)	(99,707)
Net assets as of December 31, 2021	$26,489,840	$20,406,548	$16,945,175	$250,206

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division

Net assets as of January 1, 2020	$1,830,941	$53,941,131	$43,551,305	$2,881,940
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,330	1,560,532	949,156	2,137
Total realized gains (losses) on investments	(173,504)	(41,412)	(474,823)	391,358
Change in net unrealized appreciation (depreciation)
of investments	377,257	124,802	6,703,309	801,155
Net gains (losses) on investments	207,083	1,643,922	7,177,642	1,194,650
Net increase (decrease) in net assets resulting from operations	207,083	1,643,922	7,177,642	1,194,650
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,365,820	35,253,753	8,233,967	366,958
Contract terminations and surrenders	(69,172)	(3,973,831)	(2,269,326)	(59,826)
Death benefit payments	—	(115,532)	(83,537)	(19,523)
Policy loan transfers	573	(338,528)	(121,521)	9,855
Transfers to other contracts	(1,534,021)	(27,083,338)	(8,673,750)	(398,047)
Cost of insurance and administration charges	(10,810)	(1,526,292)	(1,277,175)	(57,393)
Mortality and expenses charges	(2,096)	(167,091)	(98,100)	(5,913)
Surrender charges (refunds)	(7)	31,938	30,716	(89)
Increase (decrease) in net assets from policy related transactions	(249,713)	2,081,079	(4,258,726)	(163,978)
Total increase (decrease)	(42,630)	3,725,001	2,918,916	1,030,672
Net assets as of December 31, 2020	1,788,311	57,666,132	46,470,221	3,912,612

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,436	1,231,959	214,007	(137)
Total realized gains (losses) on investments	697,430	(163,454)	1,774,926	642,839
Change in net unrealized appreciation (depreciation)
of investments	(276,937)	(1,800,993)	(1,729,983)	(171,227)
Net gains (losses) on investments	428,929	(732,488)	258,950	471,475
Net increase (decrease) in net assets resulting from operations	428,929	(732,488)	258,950	471,475
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	387,465	13,600,915	9,129,990	666,029
Contract terminations and surrenders	(912)	(2,102,083)	(2,030,248)	(65,818)
Death benefit payments	—	(135,698)	(123,220)	(2,493)
Policy loan transfers	(7,341)	(266,227)	(11,518)	(6,596)
Transfers to other contracts	(696,704)	(13,205,582)	(6,374,311)	(135,026)
Cost of insurance and administration charges	(15,005)	(1,401,293)	(1,241,060)	(58,449)
Mortality and expenses charges	(3,028)	(174,737)	(113,992)	(7,919)
Surrender charges (refunds)	—	40,678	39,484	5
Increase (decrease) in net assets from policy related transactions	(335,525)	(3,644,027)	(724,875)	389,733
Total increase (decrease)	93,404	(4,376,515)	(465,925)	861,208
Net assets as of December 31, 2021	$1,881,715	$53,289,617	$46,004,296	$4,773,820

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division

Net assets as of January 1, 2020	$2,757,643	$142,852	$6,408,980	$9,762,588
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,617	80,715	93,889
Total realized gains (losses) on investments	446,552	(5,472)	1,394,817	2,008,390
Change in net unrealized appreciation (depreciation)
of investments	649,628	15,419	(685,326)	(1,020,667)
Net gains (losses) on investments	1,096,180	11,564	790,206	1,081,612
Net increase (decrease) in net assets resulting from operations	1,096,180	11,564	790,206	1,081,612
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	620,205	162,886	365,397	837,446
Contract terminations and surrenders	(98,961)	(1,447)	(109,710)	(437,176)
Death benefit payments	—	(7,679)	(45,891)	(7,383)
Policy loan transfers	(86,460)	—	(7,284)	(19,677)
Transfers to other contracts	(260,268)	(107,345)	(559,155)	(1,182,496)
Cost of insurance and administration charges	(71,463)	(5,930)	(173,717)	(334,147)
Mortality and expenses charges	(5,563)	(385)	(17,505)	(15,169)
Surrender charges (refunds)	(1,650)	7	(379)	2,133
Increase (decrease) in net assets from policy related transactions	95,840	40,107	(548,244)	(1,156,469)
Total increase (decrease)	1,192,020	51,671	241,962	(74,857)
Net assets as of December 31, 2020	3,949,663	194,523	6,650,942	9,687,731

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,274	49,676	49,619
Total realized gains (losses) on investments	776,981	28,801	221,052	307,832
Change in net unrealized appreciation (depreciation)
of investments	(334,953)	35,259	1,535,866	2,257,060
Net gains (losses) on investments	442,028	65,334	1,806,594	2,614,511
Net increase (decrease) in net assets resulting from operations	442,028	65,334	1,806,594	2,614,511
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	770,782	296,494	280,253	944,602
Contract terminations and surrenders	(76,413)	(707)	(211,788)	(322,883)
Death benefit payments	(101,559)	—	(17,000)	(1,699)
Policy loan transfers	5,249	—	489	(16,249)
Transfers to other contracts	(275,326)	(269,736)	(166,148)	(491,931)
Cost of insurance and administration charges	(76,297)	(4,050)	(173,206)	(326,611)
Mortality and expenses charges	(7,636)	(464)	(22,506)	(18,846)
Surrender charges (refunds)	1,618	10	394	(2,029)
Increase (decrease) in net assets from policy related transactions	240,418	21,547	(309,512)	(235,646)
Total increase (decrease)	682,446	86,881	1,497,082	2,378,865
Net assets as of December 31, 2021	$4,632,109	$281,404	$8,148,024	$12,066,596

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Global Real Estate Series I Division	Invesco Health Care Series I Division	Invesco International Growth Series I Division

Net assets as of January 1, 2020	$—	$1,165,582	$19,991,668	$14,562,655
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	53,950	64,569	332,571
Total realized gains (losses) on investments	222,528	(442)	975,903	174,793
Change in net unrealized appreciation (depreciation)
of investments	1,000,425	(175,573)	2,184,515	1,476,789
Net gains (losses) on investments	1,222,841	(122,065)	3,224,987	1,984,153
Net increase (decrease) in net assets resulting from operations	1,222,841	(122,065)	3,224,987	1,984,153
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,830,807	527,340	12,962,806	4,428,879
Contract terminations and surrenders	(396,302)	(22,143)	(1,030,876)	(672,121)
Death benefit payments	—	(147)	(54,158)	(16,944)
Policy loan transfers	(5,239)	857	(83,882)	(103,553)
Transfers to other contracts	(611,364)	(365,970)	(11,863,981)	(3,681,824)
Cost of insurance and administration charges	(64,655)	(22,622)	(410,804)	(236,419)
Mortality and expenses charges	(8,877)	(3,621)	(42,345)	(38,461)
Surrender charges (refunds)	10,619	711	3,973	8,743
Increase (decrease) in net assets from policy related transactions	2,754,989	114,405	(519,267)	(311,700)
Total increase (decrease)	3,977,830	(7,660)	2,705,720	1,672,453
Net assets as of December 31, 2020	3,977,830	1,157,922	22,697,388	16,235,108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(148)	32,555	48,630	213,054
Total realized gains (losses) on investments	841,185	(18,912)	3,902,949	1,641,981
Change in net unrealized appreciation (depreciation)
of investments	(101,410)	257,851	(1,070,770)	(900,018)
Net gains (losses) on investments	739,627	271,494	2,880,809	955,017
Net increase (decrease) in net assets resulting from operations	739,627	271,494	2,880,809	955,017
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,186,451	303,030	10,421,284	3,936,538
Contract terminations and surrenders	(198,138)	(66,087)	(1,141,179)	(883,021)
Death benefit payments	(1,884)	—	(100,992)	(172,475)
Policy loan transfers	20,637	(160)	(242,258)	57,808
Transfers to other contracts	(982,037)	(357,436)	(10,058,450)	(3,466,986)
Cost of insurance and administration charges	(125,727)	(22,190)	(399,899)	(234,097)
Mortality and expenses charges	(20,978)	(4,228)	(50,195)	(44,545)
Surrender charges (refunds)	120	2,915	8,469	20,606
Increase (decrease) in net assets from policy related transactions	(121,556)	(144,156)	(1,563,220)	(786,172)
Total increase (decrease)	618,071	127,338	1,317,589	168,845
Net assets as of December 31, 2021	$4,595,901	$1,285,260	$24,014,977	$16,403,953

(1) Commenced operations April 30, 2020. Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Invesco Main Street Mid Cap Series II Division (1)	Invesco Main Street Small Cap Series II Division (2)	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Net assets as of January 1, 2020	$354,978	$6,016,389	$9,708,353	$8,533,413
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,745	21,794	29,357	(759)
Total realized gains (losses) on investments	61,789	(383,745)	147,520	1,566,901
Change in net unrealized appreciation (depreciation)
of investments	(26,402)	1,751,506	1,896,904	2,272,458
Net gains (losses) on investments	37,132	1,389,555	2,073,781	3,838,600
Net increase (decrease) in net assets resulting from operations	37,132	1,389,555	2,073,781	3,838,600
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	92,173	3,539,637	3,015,882	11,544,741
Contract terminations and surrenders	(6,655)	(142,951)	(272,325)	(657,590)
Death benefit payments	—	—	(1,477)	(28,848)
Policy loan transfers	(4,729)	7,433	18,222	146,648
Transfers to other contracts	(38,595)	(3,586,767)	(3,808,108)	(10,476,864)
Cost of insurance and administration charges	(11,427)	(93,317)	(116,558)	(151,365)
Mortality and expenses charges	(1,359)	(12,740)	(17,353)	(22,315)
Surrender charges (refunds)	(597)	4,971	2,262	(513)
Increase (decrease) in net assets from policy related transactions	28,811	(283,734)	(1,179,455)	353,894
Total increase (decrease)	65,943	1,105,821	894,326	4,192,494
Net assets as of December 31, 2020	420,921	7,122,210	10,602,679	12,725,907

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,908	16,845	21,171	(742)
Total realized gains (losses) on investments	1,753	1,428,536	1,577,739	2,255,890
Change in net unrealized appreciation (depreciation)
of investments	121,292	220,590	497,914	(373,965)
Net gains (losses) on investments	124,953	1,665,971	2,096,824	1,881,183
Net increase (decrease) in net assets resulting from operations	124,953	1,665,971	2,096,824	1,881,183
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	368,346	4,121,907	7,537,720	12,015,621
Contract terminations and surrenders	(1,826)	(391,210)	(500,485)	(321,661)
Death benefit payments	(29,186)	(21,924)	(3,734)	(6,616)
Policy loan transfers	2,057	(10,880)	(6,656)	12,992
Transfers to other contracts	(50,436)	(2,725,657)	(6,766,579)	(11,939,278)
Cost of insurance and administration charges	(17,911)	(111,774)	(146,366)	(169,683)
Mortality and expenses charges	(2,695)	(18,176)	(26,175)	(29,108)
Surrender charges (refunds)	(2)	18,994	658	264
Increase (decrease) in net assets from policy related transactions	268,347	861,280	88,383	(437,469)
Total increase (decrease)	393,300	2,527,251	2,185,207	1,443,714
Net assets as of December 31, 2021	$814,221	$9,649,461	$12,787,886	$14,169,621

(1) Represented the operations of Invesco Mid Cap Core Equity Series II Division until June 7, 2021.
(2) Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Janus Henderson Balanced Service Shares Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Forty Service Shares Division

Net assets as of January 1, 2020	$29,767,930	$71,793,630	$38,696,696	$14,937,030
Increase (decrease) in net assets
Operations:
Net investment income (loss)	607,617	29,402	1,016,767	101,492
Total realized gains (losses) on investments	1,997,308	8,973,912	575,700	2,065,400
Change in net unrealized appreciation (depreciation)
of investments	1,122,482	2,222,860	2,387,845	3,196,498
Net gains (losses) on investments	3,727,407	11,226,174	3,980,312	5,363,390
Net increase (decrease) in net assets resulting from operations	3,727,407	11,226,174	3,980,312	5,363,390
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,206,097	24,651,657	23,534,006	6,122,596
Contract terminations and surrenders	(1,008,251)	(3,740,153)	(1,241,254)	(1,239,698)
Death benefit payments	(5,644)	(157,562)	(124,200)	(6,105)
Policy loan transfers	111,219	(512,227)	(505,268)	84,382
Transfers to other contracts	(10,072,936)	(28,041,977)	(19,301,964)	(5,451,682)
Cost of insurance and administration charges	(472,872)	(1,055,051)	(674,840)	(360,698)
Mortality and expenses charges	(71,463)	(150,272)	(109,088)	(48,515)
Surrender charges (refunds)	26,321	100,314	33,948	36,925
Increase (decrease) in net assets from policy related transactions	1,712,471	(8,905,271)	1,611,340	(862,795)
Total increase (decrease)	5,439,878	2,320,903	5,591,652	4,500,595
Net assets as of December 31, 2020	35,207,808	74,114,533	44,288,348	19,437,625

Increase (decrease) in net assets
Operations:
Net investment income (loss)	323,909	187,456	911,735	118,910
Total realized gains (losses) on investments	2,051,433	11,481,237	1,492,498	4,299,161
Change in net unrealized appreciation (depreciation)
of investments	3,372,309	500,341	(2,906,290)	(863)
Net gains (losses) on investments	5,747,651	12,169,034	(502,057)	4,417,208
Net increase (decrease) in net assets resulting from operations	5,747,651	12,169,034	(502,057)	4,417,208
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,388,877	19,544,249	13,689,176	5,498,077
Contract terminations and surrenders	(2,027,582)	(2,833,381)	(2,712,718)	(1,148,389)
Death benefit payments	(208,380)	(70,390)	(235,059)	(15,822)
Policy loan transfers	(42,567)	(316,460)	(687,293)	(647,169)
Transfers to other contracts	(6,748,265)	(21,067,184)	(12,957,075)	(4,316,496)
Cost of insurance and administration charges	(497,957)	(1,132,178)	(609,253)	(408,596)
Mortality and expenses charges	(89,504)	(189,278)	(113,120)	(68,083)
Surrender charges (refunds)	18,027	62,727	32,053	50,273
Increase (decrease) in net assets from policy related transactions	792,649	(6,001,895)	(3,593,289)	(1,056,205)
Total increase (decrease)	6,540,300	6,167,139	(4,095,346)	3,361,003
Net assets as of December 31, 2021	$41,748,108	$80,281,672	$40,193,002	$22,798,628

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Janus Henderson Global Research Service Shares Division	Janus Henderson Global Technology and Innovation Service Shares Division	Janus Henderson Overseas Service Shares Division	JP Morgan Core Bond Class I Division

Net assets as of January 1, 2020	$4,908,714	$398,508	$3,349,156	$3,318,009
Increase (decrease) in net assets
Operations:
Net investment income (loss)	28,703	(134)	28,745	68,248
Total realized gains (losses) on investments	383,835	457,980	204,312	49,980
Change in net unrealized appreciation (depreciation)
of investments	379,862	585,572	23,281	147,851
Net gains (losses) on investments	792,400	1,043,418	256,338	266,079
Net increase (decrease) in net assets resulting from operations	792,400	1,043,418	256,338	266,079
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,435,664	4,524,861	8,898,974	3,219,840
Contract terminations and surrenders	(319,080)	(21,314)	(74,668)	(162,170)
Death benefit payments	—	—	(3,852)	—
Policy loan transfers	43,126	(33,976)	47,589	(2,075)
Transfers to other contracts	(5,417,289)	(1,715,613)	(9,704,911)	(585,314)
Cost of insurance and administration charges	(67,990)	(64,896)	(39,253)	(38,542)
Mortality and expenses charges	(11,234)	(5,021)	(7,645)	(7,828)
Surrender charges (refunds)	5,878	(64)	—	(2)
Increase (decrease) in net assets from policy related transactions	(330,925)	2,683,977	(883,766)	2,423,909
Total increase (decrease)	461,475	3,727,395	(627,428)	2,689,988
Net assets as of December 31, 2020	5,370,189	4,125,903	2,721,728	6,007,997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,217	31,337	35,347	110,047
Total realized gains (losses) on investments	675,632	860,380	323,558	209,656
Change in net unrealized appreciation (depreciation)
of investments	117,700	(148,804)	(16,928)	(387,566)
Net gains (losses) on investments	811,549	742,913	341,977	(67,863)
Net increase (decrease) in net assets resulting from operations	811,549	742,913	341,977	(67,863)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,122,896	2,184,259	9,802,214	1,508,532
Contract terminations and surrenders	(1,397,457)	(24,187)	(608,429)	(71,552)
Death benefit payments	(17,489)	—	—	—
Policy loan transfers	(12,659)	(29,447)	(8,018)	(326,972)
Transfers to other contracts	(2,561,210)	(1,459,042)	(8,985,750)	(904,892)
Cost of insurance and administration charges	(73,171)	(71,579)	(40,193)	(52,400)
Mortality and expenses charges	(13,870)	(8,823)	(8,408)	(11,387)
Surrender charges (refunds)	14,853	(140)	(3)	(1)
Increase (decrease) in net assets from policy related transactions	(938,107)	591,041	151,413	141,328
Total increase (decrease)	(126,558)	1,333,954	493,390	73,465
Net assets as of December 31, 2021	$5,243,631	$5,459,857	$3,215,118	$6,081,462

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	JP Morgan Small Cap Core Class I Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division

Net assets as of January 1, 2020	$3,826,857	$317,348,384	$213,356,494	$800,836
Increase (decrease) in net assets
Operations:
Net investment income (loss)	26,547	87,971	3,971,645	(27)
Total realized gains (losses) on investments	(234,628)	50,175,957	26,846,253	229,346
Change in net unrealized appreciation (depreciation)
of investments	305,819	58,767,381	17,294,706	654,478
Net gains (losses) on investments	97,738	109,031,309	48,112,604	883,797
Net increase (decrease) in net assets resulting from operations	97,738	109,031,309	48,112,604	883,797
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,238,277	144,458,847	163,736,407	1,834,827
Contract terminations and surrenders	(316,755)	(16,590,416)	(8,118,500)	(57,164)
Death benefit payments	—	(1,036,346)	(701,826)	—
Policy loan transfers	20,076	(944,905)	(1,125,057)	59,151
Transfers to other contracts	(2,081,345)	(155,991,621)	(94,108,165)	(523,410)
Cost of insurance and administration charges	(28,036)	(6,063,358)	(4,458,899)	(30,275)
Mortality and expenses charges	(6,089)	(687,411)	(521,925)	(2,890)
Surrender charges (refunds)	(5)	92,300	202,555	(4,679)
Increase (decrease) in net assets from policy related transactions	(1,173,877)	(36,762,910)	54,904,590	1,275,560
Total increase (decrease)	(1,076,139)	72,268,399	103,017,194	2,159,357
Net assets as of December 31, 2020	2,750,718	389,616,783	316,373,688	2,960,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,312	(2,836)	5,139,170	(62)
Total realized gains (losses) on investments	252,913	72,177,117	42,307,986	1,053,740
Change in net unrealized appreciation (depreciation)
of investments	312,069	11,701,446	43,407,574	(1,177,944)
Net gains (losses) on investments	579,294	83,875,727	90,854,730	(124,266)
Net increase (decrease) in net assets resulting from operations	579,294	83,875,727	90,854,730	(124,266)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	972,404	91,359,850	100,416,617	2,189,005
Contract terminations and surrenders	(181,658)	(16,074,755)	(11,240,702)	(38,908)
Death benefit payments	—	(2,086,878)	(1,201,780)	—
Policy loan transfers	2,256	(1,640,245)	(712,944)	(4,885)
Transfers to other contracts	(1,243,775)	(79,789,513)	(68,496,280)	(1,804,657)
Cost of insurance and administration charges	(29,423)	(5,963,531)	(5,233,807)	(63,215)
Mortality and expenses charges	(6,870)	(848,843)	(762,112)	(6,078)
Surrender charges (refunds)	(1)	304,372	420,553	156
Increase (decrease) in net assets from policy related transactions	(487,067)	(14,739,543)	13,189,545	271,418
Total increase (decrease)	92,227	69,136,184	104,044,275	147,152
Net assets as of December 31, 2021	$2,842,945	$458,752,967	$420,417,963	$3,107,345

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division

Net assets as of January 1, 2020	$1,529,032	$9,456,094	$43,011,546	$374,237
Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,055	95,652	—	2,041
Total realized gains (losses) on investments	(28,205)	256,307	8,775,360	53,495
Change in net unrealized appreciation (depreciation)
of investments	92,460	936,647	3,409,063	41,081
Net gains (losses) on investments	73,310	1,288,606	12,184,423	96,617
Net increase (decrease) in net assets resulting from operations	73,310	1,288,606	12,184,423	96,617
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,029,096	3,814,169	17,829,401	1,215,717
Contract terminations and surrenders	(88,386)	(369,472)	(3,214,294)	(6,295)
Death benefit payments	—	(6,229)	(2,071)	—
Policy loan transfers	(6,735)	(16,271)	(1,059,995)	2,564
Transfers to other contracts	(605,953)	(2,783,334)	(19,693,244)	(703,982)
Cost of insurance and administration charges	(26,746)	(142,584)	(611,281)	(13,052)
Mortality and expenses charges	(3,694)	(21,648)	(98,876)	(1,824)
Surrender charges (refunds)	1,859	10,674	66,566	85
Increase (decrease) in net assets from policy related transactions	299,441	485,305	(6,783,794)	493,213
Total increase (decrease)	372,751	1,773,911	5,400,629	589,830
Net assets as of December 31, 2020	1,901,783	11,230,005	48,412,175	964,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,696	55,922	—	15,574
Total realized gains (losses) on investments	191,871	1,309,150	11,655,021	50,700
Change in net unrealized appreciation (depreciation)
of investments	346,373	506,791	(686,198)	(18,294)
Net gains (losses) on investments	552,940	1,871,863	10,968,823	47,980
Net increase (decrease) in net assets resulting from operations	552,940	1,871,863	10,968,823	47,980
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,867,840	2,527,927	15,279,834	3,018,774
Contract terminations and surrenders	(262,609)	(585,867)	(1,460,144)	(11,372)
Death benefit payments	—	(27,444)	(38,303)	—
Policy loan transfers	5,003	38,497	(977,239)	56
Transfers to other contracts	(1,218,623)	(2,642,804)	(13,715,189)	(934,596)
Cost of insurance and administration charges	(35,502)	(162,354)	(657,695)	(21,648)
Mortality and expenses charges	(5,940)	(29,325)	(123,360)	(3,780)
Surrender charges (refunds)	1,238	3,214	6,391	233
Increase (decrease) in net assets from policy related transactions	351,407	(878,156)	(1,685,705)	2,047,667
Total increase (decrease)	904,347	993,707	9,283,118	2,095,647
Net assets as of December 31, 2021	$2,806,130	$12,223,712	$57,695,293	$3,059,714

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	MFS International Intrinsic Value Service Class Division	MFS Mid Cap Growth Service Class Division	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division

Net assets as of January 1, 2020	$21,840,185	$551,806	$3,015,837	$15,986,628
Increase (decrease) in net assets
Operations:
Net investment income (loss)	186,845	—	25,263	(228)
Total realized gains (losses) on investments	1,375,207	116,357	28,522	1,137,054
Change in net unrealized appreciation (depreciation)
of investments	3,217,710	68,713	25,358	4,844,933
Net gains (losses) on investments	4,779,762	185,070	79,143	5,981,759
Net increase (decrease) in net assets resulting from operations	4,779,762	185,070	79,143	5,981,759
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,572,784	251,865	464,600	10,790,641
Contract terminations and surrenders	(488,503)	(290,324)	(99,918)	(1,128,235)
Death benefit payments	(967)	—	(3,311)	—
Policy loan transfers	370,371	14,417	161	(26,548)
Transfers to other contracts	(7,720,808)	(310,770)	(466,502)	(11,240,115)
Cost of insurance and administration charges	(332,572)	(10,640)	(140,554)	(267,224)
Mortality and expenses charges	(51,384)	(2,249)	(18,819)	(31,316)
Surrender charges (refunds)	12,292	—	3,491	7,137
Increase (decrease) in net assets from policy related transactions	3,361,213	(347,701)	(260,852)	(1,895,660)
Total increase (decrease)	8,140,975	(162,631)	(181,709)	4,086,099
Net assets as of December 31, 2020	29,981,160	389,175	2,834,128	20,072,727

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43,875	—	30,620	(169)
Total realized gains (losses) on investments	2,000,557	113,065	148,631	5,084,482
Change in net unrealized appreciation (depreciation)
of investments	1,136,755	(56,246)	851,943	(4,729,494)
Net gains (losses) on investments	3,181,187	56,819	1,031,194	354,819
Net increase (decrease) in net assets resulting from operations	3,181,187	56,819	1,031,194	354,819
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,237,434	156,784	1,630,205	11,312,386
Contract terminations and surrenders	(1,244,734)	—	(119,240)	(1,536,774)
Death benefit payments	(178,391)	—	(27,253)	(67,217)
Policy loan transfers	(126,532)	—	495	42,299
Transfers to other contracts	(5,827,861)	(143,889)	(342,489)	(11,745,529)
Cost of insurance and administration charges	(375,739)	(8,581)	(128,466)	(296,382)
Mortality and expenses charges	(67,641)	(1,816)	(20,444)	(40,570)
Surrender charges (refunds)	47,573	—	3,208	23,415
Increase (decrease) in net assets from policy related transactions	1,464,109	2,498	996,016	(2,308,372)
Total increase (decrease)	4,645,296	59,317	2,027,210	(1,953,553)
Net assets as of December 31, 2021	$34,626,456	$448,492	$4,861,338	$18,119,174

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division	MFS Utilities Service Class Division

Net assets as of January 1, 2020	$1,018,734	$2,787,211	$3,416,079	$4,604,380
Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,562	40,049	73,007	99,399
Total realized gains (losses) on investments	15,684	111,527	114,477	207,025
Change in net unrealized appreciation (depreciation)
of investments	68,648	39,516	200,361	(77,758)
Net gains (losses) on investments	94,894	191,092	387,845	228,666
Net increase (decrease) in net assets resulting from operations	94,894	191,092	387,845	228,666
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,106,455	986,869	3,129,537	1,597,106
Contract terminations and surrenders	(38,618)	(21,195)	(105,976)	(132,262)
Death benefit payments	—	—	—	—
Policy loan transfers	(15,029)	73	(2,382)	(38,801)
Transfers to other contracts	(334,398)	(1,209,435)	(2,691,717)	(1,365,935)
Cost of insurance and administration charges	(26,396)	(35,933)	(86,509)	(118,066)
Mortality and expenses charges	(3,407)	(5,809)	(12,231)	(14,248)
Surrender charges (refunds)	(85)	602	3,800	(956)
Increase (decrease) in net assets from policy related transactions	688,522	(284,828)	234,522	(73,162)
Total increase (decrease)	783,416	(93,736)	622,367	155,504
Net assets as of December 31, 2020	1,802,150	2,693,475	4,038,446	4,759,884

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,215	21,697	81,470	73,380
Total realized gains (losses) on investments	139,285	302,090	337,008	312,547
Change in net unrealized appreciation (depreciation)
of investments	495,333	4,995	176,383	248,440
Net gains (losses) on investments	650,833	328,782	594,861	634,367
Net increase (decrease) in net assets resulting from operations	650,833	328,782	594,861	634,367
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,006,191	1,950,740	1,433,626	1,190,042
Contract terminations and surrenders	(23,849)	(36,836)	(106,562)	(124,275)
Death benefit payments	—	(4,824)	—	(126,437)
Policy loan transfers	2,816	2,118	5,203	24,903
Transfers to other contracts	(574,392)	(1,123,086)	(641,869)	(1,011,129)
Cost of insurance and administration charges	(46,148)	(41,935)	(86,269)	(112,863)
Mortality and expenses charges	(6,011)	(8,135)	(14,997)	(14,441)
Surrender charges (refunds)	887	1,794	4,970	(728)
Increase (decrease) in net assets from policy related transactions	359,494	739,836	594,102	(174,928)
Total increase (decrease)	1,010,327	1,068,618	1,188,963	459,439
Net assets as of December 31, 2021	$2,812,477	$3,762,093	$5,227,409	$5,219,323

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	MFS Value Service Class Division	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity I Class Division

Net assets as of January 1, 2020	$40,604,404	$233,334,792	$796,216	$9,838,013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	453,151	1,420,226	—	38,295
Total realized gains (losses) on investments	1,151,239	28,060,069	74,912	397,334
Change in net unrealized appreciation (depreciation)
of investments	(1,330,282)	8,492,591	265,668	758,061
Net gains (losses) on investments	274,108	37,972,886	340,580	1,193,690
Net increase (decrease) in net assets resulting from operations	274,108	37,972,886	340,580	1,193,690
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,823,569	27,022,097	342,318	872,060
Contract terminations and surrenders	(2,233,390)	(11,296,843)	(6,222)	(690,546)
Death benefit payments	(217,935)	(1,080,023)	—	(3,913)
Policy loan transfers	(83,142)	(290,391)	(7,389)	(9,437)
Transfers to other contracts	(15,401,762)	(35,949,134)	(153,697)	(4,106,284)
Cost of insurance and administration charges	(482,361)	(4,440,729)	(11,643)	(109,175)
Mortality and expenses charges	(81,415)	(344,409)	(2,253)	(18,897)
Surrender charges (refunds)	27,044	44,233	72	13,798
Increase (decrease) in net assets from policy related transactions	(5,649,392)	(26,335,199)	161,186	(4,052,394)
Total increase (decrease)	(5,375,284)	11,637,687	501,766	(2,858,704)
Net assets as of December 31, 2020	35,229,120	244,972,479	1,297,982	6,979,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	489,251	182,322	—	29,247
Total realized gains (losses) on investments	1,672,191	25,796,974	431,277	375,670
Change in net unrealized appreciation (depreciation)
of investments	6,701,028	34,056,376	(206,907)	1,196,236
Net gains (losses) on investments	8,862,470	60,035,672	224,370	1,601,153
Net increase (decrease) in net assets resulting from operations	8,862,470	60,035,672	224,370	1,601,153
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	14,181,705	22,988,972	1,762,682	631,888
Contract terminations and surrenders	(2,076,656)	(9,841,895)	(46,378)	(78,016)
Death benefit payments	—	(1,333,069)	—	—
Policy loan transfers	(387,584)	(409,514)	(1,641)	(35,884)
Transfers to other contracts	(9,190,506)	(23,972,435)	(661,074)	(744,796)
Cost of insurance and administration charges	(522,160)	(4,227,455)	(19,895)	(111,395)
Mortality and expenses charges	(99,925)	(400,698)	(4,106)	(20,592)
Surrender charges (refunds)	9,822	38,438	621	3,209
Increase (decrease) in net assets from policy related transactions	1,914,696	(17,157,656)	1,030,209	(355,586)
Total increase (decrease)	10,777,166	42,878,016	1,254,579	1,245,567
Net assets as of December 31, 2021	$46,006,286	$287,850,495	$2,552,561	$8,224,876

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division

Net assets as of January 1, 2020	$2,163,930	$705,472	$1,269,797	$16,989,018
Increase (decrease) in net assets
Operations:
Net investment income (loss)	90,725	40,700	64,317	829,629
Total realized gains (losses) on investments	(83,160)	(75,985)	(6,895)	(261,311)
Change in net unrealized appreciation (depreciation)
of investments	71,382	64,369	38,202	232,338
Net gains (losses) on investments	78,947	29,084	95,624	800,656
Net increase (decrease) in net assets resulting from operations	78,947	29,084	95,624	800,656
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	390,104	321,192	3,967,554	14,464,371
Contract terminations and surrenders	(20,393)	(8,837)	(26,388)	(294,798)
Death benefit payments	—	—	—	(1,195)
Policy loan transfers	10,371	(276)	(5,002)	(35,637)
Transfers to other contracts	(648,940)	(233,839)	(3,438,176)	(12,039,996)
Cost of insurance and administration charges	(35,766)	(12,634)	(25,916)	(309,658)
Mortality and expenses charges	(5,679)	(1,914)	(4,244)	(46,291)
Surrender charges (refunds)	643	317	(2)	9,445
Increase (decrease) in net assets from policy related transactions	(309,660)	64,009	467,826	1,746,241
Total increase (decrease)	(230,713)	93,093	563,450	2,546,897
Net assets as of December 31, 2020	1,933,217	798,565	1,833,247	19,535,915

Increase (decrease) in net assets
Operations:
Net investment income (loss)	287,430	90,916	96,137	923,450
Total realized gains (losses) on investments	7,399	198,456	6,466	253,361
Change in net unrealized appreciation (depreciation)
of investments	63,376	302,476	(149,423)	(436,483)
Net gains (losses) on investments	358,205	591,848	(46,820)	740,328
Net increase (decrease) in net assets resulting from operations	358,205	591,848	(46,820)	740,328
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	687,988	4,018,606	3,146,730	12,895,502
Contract terminations and surrenders	(36,183)	(26,433)	(63,069)	(1,615,531)
Death benefit payments	(2,331)	(538)	—	(70,807)
Policy loan transfers	54,920	(19,363)	(57,936)	(6,740)
Transfers to other contracts	(191,832)	(1,580,189)	(2,680,115)	(9,646,583)
Cost of insurance and administration charges	(40,222)	(27,973)	(32,047)	(315,146)
Mortality and expenses charges	(7,669)	(5,003)	(6,124)	(56,291)
Surrender charges (refunds)	1,762	1,285	3,071	71,016
Increase (decrease) in net assets from policy related transactions	466,433	2,360,392	310,510	1,255,420
Total increase (decrease)	824,638	2,952,240	263,690	1,995,748
Net assets as of December 31, 2021	$2,757,855	$3,750,805	$2,096,937	$21,531,663

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	PIMCO Long-Term U.S. Government Administrative Class Division	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division

Net assets as of January 1, 2020	$251,852	$1,563,732	$12,805,062	$40,356,595
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,965	14,875	246,671	500,891
Total realized gains (losses) on investments	36,870	5,196	691,168	(114,349)
Change in net unrealized appreciation (depreciation)
of investments	(31,877)	19,056	1,092,529	557,547
Net gains (losses) on investments	16,958	39,127	2,030,368	944,089
Net increase (decrease) in net assets resulting from operations	16,958	39,127	2,030,368	944,089
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,575,468	903,667	17,748,616	26,104,816
Contract terminations and surrenders	(4,216)	(582)	(2,363,143)	(1,030,772)
Death benefit payments	(493)	—	(57,923)	(132,083)
Policy loan transfers	(21,288)	(12,315)	76,140	(198,331)
Transfers to other contracts	(490,663)	(721,499)	(10,303,870)	(21,112,196)
Cost of insurance and administration charges	(15,286)	(21,943)	(316,697)	(562,443)
Mortality and expenses charges	(2,242)	(3,117)	(47,478)	(87,173)
Surrender charges (refunds)	151	2	12,700	30,804
Increase (decrease) in net assets from policy related transactions	1,041,431	144,213	4,748,345	3,012,622
Total increase (decrease)	1,058,389	183,340	6,778,713	3,956,711
Net assets as of December 31, 2020	1,310,241	1,747,072	19,583,775	44,313,306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,197	34,151	991,889	492,203
Total realized gains (losses) on investments	(18,361)	4,848	727,934	25,343
Change in net unrealized appreciation (depreciation)
of investments	(48,419)	(112,012)	(654,581)	(551,371)
Net gains (losses) on investments	(48,583)	(73,013)	1,065,242	(33,825)
Net increase (decrease) in net assets resulting from operations	(48,583)	(73,013)	1,065,242	(33,825)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	742,962	5,690,744	9,164,472	17,542,270
Contract terminations and surrenders	(283)	(325)	(691,509)	(2,012,983)
Death benefit payments	—	—	(280,727)	(83,131)
Policy loan transfers	19,644	(7,215)	(24,992)	(151,939)
Transfers to other contracts	(1,004,503)	(260,948)	(7,579,140)	(14,360,345)
Cost of insurance and administration charges	(18,397)	(46,954)	(328,820)	(535,008)
Mortality and expenses charges	(3,169)	(8,695)	(58,521)	(96,935)
Surrender charges (refunds)	14	16	19,542	24,876
Increase (decrease) in net assets from policy related transactions	(263,732)	5,366,623	220,305	326,805
Total increase (decrease)	(312,315)	5,293,610	1,285,547	292,980
Net assets as of December 31, 2021	$997,926	$7,040,682	$20,869,322	$44,606,286

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

Net assets as of January 1, 2020	$48,734,341	$24,031,281	$14,517,817	$107,315,528
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,078,280	299,814	404,960	2,613,684
Total realized gains (losses) on investments	1,367,679	2,019,258	137,809	2,093,817
Change in net unrealized appreciation (depreciation)
of investments	1,676,235	1,972,980	1,308,272	5,892,375
Net gains (losses) on investments	4,122,194	4,292,052	1,851,041	10,599,876
Net increase (decrease) in net assets resulting from operations	4,122,194	4,292,052	1,851,041	10,599,876
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	31,947,636	3,552,051	14,974,647	73,277,212
Contract terminations and surrenders	(1,425,153)	(757,957)	(2,047,842)	(5,974,319)
Death benefit payments	(2,846)	(86,766)	(6,502)	(102,769)
Policy loan transfers	(120,174)	(140,943)	(166,818)	(1,461,482)
Transfers to other contracts	(32,246,911)	(3,707,267)	(9,651,295)	(69,251,448)
Cost of insurance and administration charges	(755,545)	(570,349)	(309,455)	(2,074,738)
Mortality and expenses charges	(109,393)	(40,082)	(43,784)	(279,484)
Surrender charges (refunds)	40,334	(2,737)	41,494	136,908
Increase (decrease) in net assets from policy related transactions	(2,672,052)	(1,754,050)	2,790,445	(5,730,120)
Total increase (decrease)	1,450,142	2,538,002	4,641,486	4,869,756
Net assets as of December 31, 2020	50,184,483	26,569,283	19,159,303	112,185,284

Increase (decrease) in net assets
Operations:
Net investment income (loss)	800,573	259,932	357,292	1,893,683
Total realized gains (losses) on investments	2,274,539	2,487,158	1,460,853	9,798,084
Change in net unrealized appreciation (depreciation)
of investments	(3,701,226)	4,586,248	(664,295)	(1,696,481)
Net gains (losses) on investments	(626,114)	7,333,338	1,153,850	9,995,286
Net increase (decrease) in net assets resulting from operations	(626,114)	7,333,338	1,153,850	9,995,286
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	22,758,114	4,075,804	8,174,835	43,005,015
Contract terminations and surrenders	(4,187,719)	(864,536)	(820,468)	(6,041,035)
Death benefit payments	(99,564)	(16,829)	(36,828)	(2,743,173)
Policy loan transfers	136,475	(205,144)	(90,952)	(181,789)
Transfers to other contracts	(25,231,367)	(2,857,853)	(5,528,765)	(40,074,437)
Cost of insurance and administration charges	(532,587)	(577,135)	(307,595)	(1,952,585)
Mortality and expenses charges	(93,826)	(52,150)	(49,689)	(302,103)
Surrender charges (refunds)	186,505	933	23,284	137,960
Increase (decrease) in net assets from policy related transactions	(7,063,969)	(496,910)	1,363,822	(8,152,147)
Total increase (decrease)	(7,690,083)	6,836,428	2,517,672	1,843,139
Net assets as of December 31, 2021	$42,494,400	$33,405,711	$21,676,975	$114,028,423

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division

Net assets as of January 1, 2020	$119,379,884	$64,652,423	$24,642,942	$6,407,662
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,781,011	1,359,769	510,177	108,116
Total realized gains (losses) on investments	2,331,038	2,392,653	582,082	65,033
Change in net unrealized appreciation (depreciation)
of investments	14,185,588	7,677,884	3,880,674	1,008,873
Net gains (losses) on investments	19,297,637	11,430,306	4,972,933	1,182,022
Net increase (decrease) in net assets resulting from operations	19,297,637	11,430,306	4,972,933	1,182,022
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	101,848,063	38,806,974	13,051,023	7,058,609
Contract terminations and surrenders	(4,708,688)	(3,043,594)	(1,092,694)	(180,222)
Death benefit payments	(161,659)	(445,593)	(75,238)	(7,081)
Policy loan transfers	(1,206,931)	(145,201)	(214,105)	(23,515)
Transfers to other contracts	(74,292,247)	(27,089,379)	(6,125,945)	(5,685,525)
Cost of insurance and administration charges	(2,528,853)	(1,396,290)	(698,688)	(120,115)
Mortality and expenses charges	(307,307)	(136,215)	(57,947)	(16,878)
Surrender charges (refunds)	96,653	35,406	14,541	5,189
Increase (decrease) in net assets from policy related transactions	18,739,031	6,586,108	4,800,947	1,030,462
Total increase (decrease)	38,036,668	18,016,414	9,773,880	2,212,484
Net assets as of December 31, 2020	157,416,552	82,668,837	34,416,822	8,620,146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,341,375	1,235,743	516,940	112,700
Total realized gains (losses) on investments	10,749,948	6,321,072	3,460,632	1,000,943
Change in net unrealized appreciation (depreciation)
of investments	7,124,990	5,730,854	2,635,430	623,345
Net gains (losses) on investments	20,216,313	13,287,669	6,613,002	1,736,988
Net increase (decrease) in net assets resulting from operations	20,216,313	13,287,669	6,613,002	1,736,988
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	74,068,824	38,769,873	22,177,602	6,307,351
Contract terminations and surrenders	(9,054,614)	(4,563,343)	(1,435,181)	(98,546)
Death benefit payments	(384,895)	(233,403)	(541,187)	(62,810)
Policy loan transfers	(1,315,884)	(772,274)	207,415	(36,893)
Transfers to other contracts	(55,894,777)	(23,691,112)	(10,011,625)	(3,774,192)
Cost of insurance and administration charges	(2,818,144)	(1,530,363)	(794,574)	(151,600)
Mortality and expenses charges	(413,280)	(186,315)	(84,998)	(25,448)
Surrender charges (refunds)	186,927	140,532	39,329	2,905
Increase (decrease) in net assets from policy related transactions	4,374,157	7,933,595	9,556,781	2,160,767
Total increase (decrease)	24,590,470	21,221,264	16,169,783	3,897,755
Net assets as of December 31, 2021	$182,007,022	$103,890,101	$50,586,605	$12,517,901

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Growth Opportunities Class IB Division	Putnam VT International Equity Class IB Division	Putnam VT International Value Class IB Division (1)

Net assets as of January 1, 2020	$15,328,118	$33,423,040	$1,014,918	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	428,287	14,297	14,528	—
Total realized gains (losses) on investments	115,354	4,093,304	3,846	—
Change in net unrealized appreciation (depreciation)
of investments	1,204,233	8,478,096	102,037	—
Net gains (losses) on investments	1,747,874	12,585,697	120,411	—
Net increase (decrease) in net assets resulting from operations	1,747,874	12,585,697	120,411	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	14,040,413	4,321,141	375,586	—
Contract terminations and surrenders	(539,996)	(1,515,443)	(24,117)	—
Death benefit payments	(11,504)	(108,637)	—	—
Policy loan transfers	(8,795)	(25,731)	(1,222)	—
Transfers to other contracts	(9,694,373)	(4,638,632)	(119,560)	—
Cost of insurance and administration charges	(307,305)	(851,889)	(9,842)	—
Mortality and expenses charges	(42,754)	(85,402)	(2,070)	—
Surrender charges (refunds)	11,388	(8,109)	—	—
Increase (decrease) in net assets from policy related transactions	3,447,074	(2,912,702)	218,775	—
Total increase (decrease)	5,194,948	9,672,995	339,186	—
Net assets as of December 31, 2020	20,523,066	43,096,035	1,354,104	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	383,813	(554)	14,859	71
Total realized gains (losses) on investments	1,385,358	6,429,712	151,256	58
Change in net unrealized appreciation (depreciation)
of investments	(862,732)	2,720,318	(39,261)	432
Net gains (losses) on investments	906,439	9,149,476	126,854	561
Net increase (decrease) in net assets resulting from operations	906,439	9,149,476	126,854	561
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,869,124	2,427,394	799,203	19,995
Contract terminations and surrenders	(1,617,370)	(2,371,647)	(114,236)	—
Death benefit payments	(29,691)	(785,027)	—	—
Policy loan transfers	(153,641)	(93,549)	(22,492)	—
Transfers to other contracts	(7,453,643)	(2,763,748)	(416,603)	(357)
Cost of insurance and administration charges	(305,571)	(798,195)	(15,587)	(119)
Mortality and expenses charges	(50,056)	(101,361)	(3,546)	(78)
Surrender charges (refunds)	65,674	3,125	(1)	—
Increase (decrease) in net assets from policy related transactions	(1,675,174)	(4,483,008)	226,738	19,441
Total increase (decrease)	(768,735)	4,666,468	353,592	20,002
Net assets as of December 31, 2021	$19,754,331	$47,762,503	$1,707,696	$20,002

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Putnam VT Large Cap Value Class 1B Division (1)	Real Estate Securities Class 1 Division	Rydex Basic Materials Division	Rydex Utilities Division

Net assets as of January 1, 2020	$729,199	$82,312,268	$365,984	$33,815
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,403	1,326,169	4,483	—
Total realized gains (losses) on investments	35,517	2,126,225	(2,470)	58
Change in net unrealized appreciation (depreciation)
of investments	52,824	(7,038,901)	61,583	2,062
Net gains (losses) on investments	99,744	(3,586,507)	63,596	2,120
Net increase (decrease) in net assets resulting from operations	99,744	(3,586,507)	63,596	2,120
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	586,850	25,846,384	29,946	268,407
Contract terminations and surrenders	(273)	(4,140,388)	—	—
Death benefit payments	—	(148,882)	—	—
Policy loan transfers	941	(170,203)	—	—
Transfers to other contracts	(106,102)	(31,987,454)	(33,541)	(39,662)
Cost of insurance and administration charges	(11,922)	(1,522,382)	(4,105)	(188)
Mortality and expenses charges	(2,295)	(158,910)	(601)	(39)
Surrender charges (refunds)	—	20,417	—	—
Increase (decrease) in net assets from policy related transactions	467,199	(12,261,418)	(8,301)	228,518
Total increase (decrease)	566,943	(15,847,925)	55,295	230,638
Net assets as of December 31, 2020	1,296,142	66,464,343	421,279	264,453

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,948	1,149,399	3,107	4,298
Total realized gains (losses) on investments	89,294	6,762,938	24,895	3,069
Change in net unrealized appreciation (depreciation)
of investments	250,127	18,885,280	67,340	27,253
Net gains (losses) on investments	356,369	26,797,617	95,342	34,620
Net increase (decrease) in net assets resulting from operations	356,369	26,797,617	95,342	34,620
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	456,971	30,249,664	79,235	—
Contract terminations and surrenders	(207,574)	(3,226,297)	(11,141)	—
Death benefit payments	—	(144,079)	—	—
Policy loan transfers	(11,912)	(256,558)	—	—
Transfers to other contracts	(30,804)	(24,194,453)	(26,176)	(50,437)
Cost of insurance and administration charges	(23,181)	(1,438,154)	(3,507)	(1,037)
Mortality and expenses charges	(4,711)	(174,543)	(591)	(201)
Surrender charges (refunds)	(3)	38,940	543	—
Increase (decrease) in net assets from policy related transactions	178,786	854,520	38,363	(51,675)
Total increase (decrease)	535,155	27,652,137	133,705	(17,055)
Net assets as of December 31, 2021	$1,831,297	$94,116,480	$554,984	$247,398

(1) Represented the operations of Putnam VT Equity Income Class IB Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division

Net assets as of January 1, 2020	$81,941,753	$53,200,237	$70,267,310	$25,044,885
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,770,007	1,254,602	1,262,835	655,925
Total realized gains (losses) on investments	1,956,962	471,724	1,408,596	159,111
Change in net unrealized appreciation (depreciation)
of investments	4,883,228	2,805,423	6,078,292	690,317
Net gains (losses) on investments	8,610,197	4,531,749	8,749,723	1,505,353
Net increase (decrease) in net assets resulting from operations	8,610,197	4,531,749	8,749,723	1,505,353
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	14,388,210	10,554,586	13,608,468	9,028,248
Contract terminations and surrenders	(2,481,925)	(2,043,403)	(2,022,892)	(1,399,683)
Death benefit payments	(210,049)	(131,098)	(243,895)	(290)
Policy loan transfers	24,109	19	444,256	202,199
Transfers to other contracts	(10,438,124)	(8,396,530)	(10,421,376)	(7,666,635)
Cost of insurance and administration charges	(2,699,724)	(1,201,167)	(1,924,398)	(651,076)
Mortality and expenses charges	(208,654)	(135,296)	(150,370)	(58,901)
Surrender charges (refunds)	(50,652)	40,844	(44,727)	7,215
Increase (decrease) in net assets from policy related transactions	(1,676,809)	(1,312,045)	(754,934)	(538,923)
Total increase (decrease)	6,933,388	3,219,704	7,994,789	966,430
Net assets as of December 31, 2020	88,875,141	56,419,941	78,262,099	26,011,315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,522,532	1,141,909	1,028,608	672,560
Total realized gains (losses) on investments	3,197,816	1,969,184	5,812,432	733,104
Change in net unrealized appreciation (depreciation)
of investments	7,620,175	2,611,834	6,987,482	447,822
Net gains (losses) on investments	12,340,523	5,722,927	13,828,522	1,853,486
Net increase (decrease) in net assets resulting from operations	12,340,523	5,722,927	13,828,522	1,853,486
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	15,906,554	12,835,344	18,349,135	8,281,804
Contract terminations and surrenders	(5,638,584)	(826,710)	(4,723,394)	(1,994,564)
Death benefit payments	(525,163)	(89,738)	(190,164)	(26,766)
Policy loan transfers	2,098,990	(72,001)	(553,508)	(111,791)
Transfers to other contracts	(8,814,319)	(9,207,272)	(15,990,396)	(3,997,858)
Cost of insurance and administration charges	(2,594,861)	(1,118,020)	(1,928,524)	(626,937)
Mortality and expenses charges	(219,576)	(137,572)	(159,248)	(64,138)
Surrender charges (refunds)	42,222	24,365	29,786	79,982
Increase (decrease) in net assets from policy related transactions	255,263	1,408,396	(5,166,313)	1,539,732
Total increase (decrease)	12,595,786	7,131,323	8,662,209	3,393,218
Net assets as of December 31, 2021	$101,470,927	$63,551,264	$86,924,308	$29,404,533

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division

Net assets as of January 1, 2020	$68,324,335	$55,944,825	$83,630,097	$2,053,995
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,176,071	1,580,673	377,413	36,825
Total realized gains (losses) on investments	1,774,559	497,460	4,270,895	(41,824)
Change in net unrealized appreciation (depreciation)
of investments	6,948,824	198,629	11,274,007	39,001
Net gains (losses) on investments	9,899,454	2,276,762	15,922,315	34,002
Net increase (decrease) in net assets resulting from operations	9,899,454	2,276,762	15,922,315	34,002
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,985,222	65,241,578	14,386,517	11,323,405
Contract terminations and surrenders	(3,086,414)	(4,427,176)	(4,316,148)	(345)
Death benefit payments	(73,221)	(23,537)	(193,469)	—
Policy loan transfers	(244,596)	(1,072,753)	(13,409)	(1,226)
Transfers to other contracts	(9,192,212)	(39,062,587)	(17,523,716)	(11,419,650)
Cost of insurance and administration charges	(1,695,609)	(1,769,923)	(2,011,920)	(19,859)
Mortality and expenses charges	(128,755)	(181,070)	(185,594)	(3,855)
Surrender charges (refunds)	(73,514)	83,110	4,223	—
Increase (decrease) in net assets from policy related transactions	(1,509,099)	18,787,642	(9,853,516)	(121,530)
Total increase (decrease)	8,390,355	21,064,404	6,068,799	(87,528)
Net assets as of December 31, 2020	76,714,690	77,009,229	89,698,896	1,966,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	820,264	1,094,745	312,500	21,917
Total realized gains (losses) on investments	4,037,176	468,391	6,736,731	232,159
Change in net unrealized appreciation (depreciation)
of investments	10,265,224	(2,062,326)	10,864,517	158,517
Net gains (losses) on investments	15,122,664	(499,190)	17,913,748	412,593
Net increase (decrease) in net assets resulting from operations	15,122,664	(499,190)	17,913,748	412,593
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,844,302	25,037,920	22,784,111	5,355,302
Contract terminations and surrenders	(1,876,711)	(2,982,475)	(5,504,024)	—
Death benefit payments	(68,522)	(1,135,686)	(1,210,204)	—
Policy loan transfers	(204,990)	(1,782,402)	38,633	(1,359)
Transfers to other contracts	(7,700,065)	(27,898,001)	(18,918,318)	(6,125,286)
Cost of insurance and administration charges	(1,687,313)	(1,778,473)	(1,847,508)	(15,850)
Mortality and expenses charges	(128,007)	(221,451)	(213,338)	(3,353)
Surrender charges (refunds)	(21,671)	9,214	31,551	—
Increase (decrease) in net assets from policy related transactions	157,023	(10,751,354)	(4,839,097)	(790,546)
Total increase (decrease)	15,279,687	(11,250,544)	13,074,651	(377,953)
Net assets as of December 31, 2021	$91,994,377	$65,758,685	$102,773,547	$1,588,514

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

Net assets as of January 1, 2020	$1,476,540	$9,134,830	$12,741,961	$22,564,200
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	352,366	380,934	1,647,424
Total realized gains (losses) on investments	440,755	740,667	(655,857)	(1,391,756)
Change in net unrealized appreciation (depreciation)
of investments	148,690	511,969	144,380	(1,443,001)
Net gains (losses) on investments	589,445	1,605,002	(130,543)	(1,187,333)
Net increase (decrease) in net assets resulting from operations	589,445	1,605,002	(130,543)	(1,187,333)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,039,926	9,076,466	2,039,948	6,092,447
Contract terminations and surrenders	(18,587)	(163,805)	(191,825)	(882,474)
Death benefit payments	—	(48,172)	(41,461)	(75,610)
Policy loan transfers	(23,210)	(8,882)	(13,613)	(73,368)
Transfers to other contracts	(1,583,436)	(8,492,444)	(2,066,971)	(9,698,197)
Cost of insurance and administration charges	(20,134)	(159,898)	(161,132)	(378,077)
Mortality and expenses charges	(3,468)	(25,064)	(23,620)	(50,374)
Surrender charges (refunds)	461	4,009	5,574	8,313
Increase (decrease) in net assets from policy related transactions	391,552	182,210	(453,100)	(5,057,340)
Total increase (decrease)	980,997	1,787,212	(583,643)	(6,244,673)
Net assets as of December 31, 2020	2,457,537	10,922,042	12,158,318	16,319,527

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	100,862	227,733	(2)
Total realized gains (losses) on investments	446,449	624,415	(181,089)	(1,218,767)
Change in net unrealized appreciation (depreciation)
of investments	(103,920)	(1,394,369)	434,183	451,878
Net gains (losses) on investments	342,529	(669,092)	480,827	(766,891)
Net increase (decrease) in net assets resulting from operations	342,529	(669,092)	480,827	(766,891)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,279,110	10,161,091	2,306,192	2,591,746
Contract terminations and surrenders	(4,442)	(220,862)	(20,429)	(659,208)
Death benefit payments	(43,713)	(102,868)	(55,199)	(88,337)
Policy loan transfers	(16,066)	24,682	(180,850)	21,063
Transfers to other contracts	(1,486,272)	(9,821,934)	(1,957,142)	(4,562,844)
Cost of insurance and administration charges	(25,561)	(171,405)	(156,553)	(281,084)
Mortality and expenses charges	(4,586)	(31,603)	(27,671)	(42,549)
Surrender charges (refunds)	—	9,878	494	24,969
Increase (decrease) in net assets from policy related transactions	(301,530)	(153,021)	(91,158)	(2,996,244)
Total increase (decrease)	40,999	(822,113)	389,669	(3,763,135)
Net assets as of December 31, 2021	$2,498,536	$10,099,929	$12,547,987	$12,556,392

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Resources Class S Division (1)

Net assets as of January 1, 2020	$582,494	$1,409,706	$847,627	$667,396
Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,153	30,015	19,215	4,967
Total realized gains (losses) on investments	6,141	(26,324)	5,483	(13,858)
Change in net unrealized appreciation (depreciation)
of investments	16,224	28,163	19,896	170,623
Net gains (losses) on investments	35,518	31,854	44,594	161,732
Net increase (decrease) in net assets resulting from operations	35,518	31,854	44,594	161,732
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	60,026	205,051	125,403	261,764
Contract terminations and surrenders	(2,381)	(479)	—	(7,543)
Death benefit payments	—	—	—	(249)
Policy loan transfers	13,415	8,192	(65)	36,375
Transfers to other contracts	(42,384)	(631,097)	(200,780)	(109,082)
Cost of insurance and administration charges	(12,647)	(33,459)	(29,144)	(20,951)
Mortality and expenses charges	(1,187)	(5,240)	(4,541)	(1,127)
Surrender charges (refunds)	(59)	16	—	(33)
Increase (decrease) in net assets from policy related transactions	14,783	(457,016)	(109,127)	159,154
Total increase (decrease)	50,301	(425,162)	(64,533)	320,886
Net assets as of December 31, 2020	632,795	984,544	783,094	988,282

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,846	11,192	9,467	3,936
Total realized gains (losses) on investments	2,633	15,330	9,646	47,699
Change in net unrealized appreciation (depreciation)
of investments	45,119	99,267	66,315	144,606
Net gains (losses) on investments	55,598	125,789	85,428	196,241
Net increase (decrease) in net assets resulting from operations	55,598	125,789	85,428	196,241
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	102,263	231,266	151,146	380,311
Contract terminations and surrenders	(29,029)	(48,318)	(39,702)	(16,403)
Death benefit payments	—	—	(14,339)	—
Policy loan transfers	(6,774)	8,455	(103)	(6,840)
Transfers to other contracts	(16,367)	(113,243)	(49,416)	(183,736)
Cost of insurance and administration charges	(12,594)	(18,073)	(16,702)	(28,565)
Mortality and expenses charges	(1,200)	(1,920)	(1,814)	(1,988)
Surrender charges (refunds)	(1)	(314)	(10)	(16)
Increase (decrease) in net assets from policy related transactions	36,298	57,853	29,060	142,763
Total increase (decrease)	91,896	183,642	114,488	339,004
Net assets as of December 31, 2021	$724,691	$1,168,186	$897,582	$1,327,286

(1) Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	VanEck Global Resources Initial Class Division (1)	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Global Bond Index Division (2)

Net assets as of January 1, 2020	$5,028,709	$40,373,269	$157,005,358	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	46,190	1,067,557	2,643,425	—
Total realized gains (losses) on investments	(779,133)	1,201,195	12,566,693	—
Change in net unrealized appreciation (depreciation)
of investments	2,107,178	1,411,376	11,268,479	27
Net gains (losses) on investments	1,374,235	3,680,128	26,478,597	27
Net increase (decrease) in net assets resulting from operations	1,374,235	3,680,128	26,478,597	27
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,616,977	14,793,070	64,658,067	5,067
Contract terminations and surrenders	(63,146)	(2,215,786)	(4,729,609)	—
Death benefit payments	—	(41,729)	(23,170)	—
Policy loan transfers	(13,255)	(101,372)	(115,954)	—
Transfers to other contracts	(4,525,414)	(13,738,317)	(67,266,391)	—
Cost of insurance and administration charges	(75,014)	(527,229)	(1,689,870)	26
Mortality and expenses charges	(12,479)	(108,147)	(330,678)	(39)
Surrender charges (refunds)	1,516	(256)	(453)	—
Increase (decrease) in net assets from policy related transactions	(70,815)	(1,939,766)	(9,498,058)	5,054
Total increase (decrease)	1,303,420	1,740,362	16,980,539	5,081
Net assets as of December 31, 2020	6,332,129	42,113,631	173,985,897	5,081

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35,571	809,453	2,513,992	14,401
Total realized gains (losses) on investments	398,041	4,185,027	27,464,395	10,182
Change in net unrealized appreciation (depreciation)
of investments	811,281	2,966,160	19,431,191	(23,326)
Net gains (losses) on investments	1,244,893	7,960,640	49,409,578	1,257
Net increase (decrease) in net assets resulting from operations	1,244,893	7,960,640	49,409,578	1,257
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,048,839	16,723,129	79,923,744	916,435
Contract terminations and surrenders	(459,602)	(5,616,799)	(3,997,429)	—
Death benefit payments	(250)	(27,257)	(205,403)	—
Policy loan transfers	29,760	(192,667)	280,665	—
Transfers to other contracts	(4,427,007)	(13,420,483)	(75,375,048)	(7,462)
Cost of insurance and administration charges	(112,657)	(565,203)	(2,071,167)	(6,151)
Mortality and expenses charges	(21,246)	(125,641)	(433,095)	(1,071)
Surrender charges (refunds)	10,807	827	(46)	—
Increase (decrease) in net assets from policy related transactions	1,068,644	(3,224,094)	(1,877,779)	901,751
Total increase (decrease)	2,313,537	4,736,546	47,531,799	903,008
Net assets as of December 31, 2021	$8,645,666	$46,850,177	$221,517,696	$908,089

(1) Represented the operations of VanEck Global Hard Assets Initial Class Division until June 7, 2021.
(2) Commenced operations June 8, 2020.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Vanguard VIF Mid-Cap Index Division	Wanger International Division

Net assets as of January 1, 2020	$101,400,367	$2,052,986
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,466,311	40,744
Total realized gains (losses) on investments	5,823,524	(28,027)
Change in net unrealized appreciation (depreciation)
of investments	8,964,580	314,088
Net gains (losses) on investments	16,254,415	326,805
Net increase (decrease) in net assets resulting from operations	16,254,415	326,805
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	63,884,264	771,711
Contract terminations and surrenders	(3,985,653)	(48,703)
Death benefit payments	(105,961)	(48,611)
Policy loan transfers	(255,958)	2,530
Transfers to other contracts	(63,289,587)	(687,575)
Cost of insurance and administration charges	(1,427,068)	(38,629)
Mortality and expenses charges	(229,366)	(4,401)
Surrender charges (refunds)	41,603	1,218
Increase (decrease) in net assets from policy related transactions	(5,367,726)	(52,460)
Total increase (decrease)	10,886,689	274,345
Net assets as of December 31, 2020	112,287,056	2,327,331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,451,277	15,748
Total realized gains (losses) on investments	12,716,754	161,095
Change in net unrealized appreciation (depreciation)
of investments	14,759,144	283,567
Net gains (losses) on investments	28,927,175	460,410
Net increase (decrease) in net assets resulting from operations	28,927,175	460,410
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	71,227,973	1,167,992
Contract terminations and surrenders	(9,173,618)	(20,165)
Death benefit payments	(540,411)	(27,485)
Policy loan transfers	(80,290)	(7,997)
Transfers to other contracts	(51,953,230)	(1,054,209)
Cost of insurance and administration charges	(1,700,748)	(34,969)
Mortality and expenses charges	(317,581)	(4,804)
Surrender charges (refunds)	176,136	565
Increase (decrease) in net assets from policy related transactions	7,638,231	18,928
Total increase (decrease)	36,565,406	479,338
Net assets as of December 31, 2021	$148,852,462	$2,806,669

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2021, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account (4)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio

AllianceBernstein Variable Product Series Fund, Inc.:
Global Thematic Growth Portfolio – Class A
International Growth Portfolio – Class A
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A Allspring Variable Trust Funds®: Index Asset Allocation Fund – Class 2 (10) Omega Growth Fund – Class 2 (11)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

American Century Investments®:
VP Capital Appreciation Fund – Class II
VP Disciplined Core Value Fund – Class I (12)
VP Disciplined Core Value Fund – Class II (13)
VP Inflation Protection Fund – Class II
VP International Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series: Capital World Bond Fund – Class 2 Global Balanced Fund – Class 2 (5) Global Small Capitalization Fund – Class 2 (9)
Growth Fund – Class 2
International Fund – Class 2
    New World Fund – Class 2
    Washington Mutual Investors Fund – Class 2 (14)
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares
BNY Mellon Variable Investment Fund:
Appreciation Portfolio – Service Shares
Opportunistic Small Cap Portfolio – Service Shares

Calvert VP Portfolio:
EAFE International Index – Class F
Investment Grade Bond Index – Class I
Russell 2000 Small Cap Index – Class F
S&P 500 Index
S&P MidCap 400 Index – Class F
ClearBridge Investments: Variable Mid Cap Portfolio – Class I Shares Variable Small Cap Growth Portfolio – Class I Shares Delaware VIP® Trust Series: Small Cap Value – Service Class
DWS Variable Series II: Alternative Asset Allocation VIP – Class B Small Mid Cap Value VIP – Class B Fidelity® Variable Insurance Products:
Asset Manager Portfolio – Service Class 2
Contrafund® Portfolio – Initial Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Initial Class
Equity-Income Portfolio – Service Class 2 Extended Market Index Portfolio – Service Class 2 (7)
Government Money Market Portfolio – Service Class Growth Portfolio – Service Class 2
High Income Portfolio – Initial Class
High Income Portfolio – Service Class 2 International Index Portfolio – Service Class 2 (7)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Mid Cap Portfolio – Service Class 2 Strategic Income Portfolio – Service Class 2 (3) Total Market Index Portfolio – Service Class 2 (7)
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund – Class 2
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust, Small Cap Equity Insights Fund – Institutional Shares
Invesco V.I. Fund:
American Franchise Fund – Series I Shares American Franchise Fund – Series II Shares American Value Fund – Series I Shares Core Equity Fund – Series I Shares
Core Equity Fund – Series II Shares Discovery Mid Cap Growth Fund – Series I Shares (8) (15) Global Real Estate Fund – Series I Shares
Health Care Fund – Series I Shares International Growth Fund – Series I Shares
Main Street Mid Cap Fund – Series II Shares (16)
Main Street Small Cap Fund – Series II (17) Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Henderson Series:
Balanced Portfolio – Service Shares
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Forty Portfolio – Service Shares
Global Research Portfolio – Service Shares Global Technology and Innovation Portfolio – Service Shares (7) Overseas Portfolio – Service Shares
JPMorgan Insurance Trust:
Core Bond Portfolio – Class 1 Shares
Small Cap Core Portfolio – Class 1 Shares
Lord Abbett Series Fund: Developing Growth Portfolio – Class VC MFS®: Blended Research Small Cap Equity Portfolio – Service Class Global Equity Series – Service Class
Growth Series – Service Class
Inflation-Adjusted Bond Portfolio – Service Class International Intrinsic Value Portfolio – Service Class Mid Cap Growth Series – Service Class

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Mid Cap Value Portfolio – Service Class New Discovery Series – Service Class New Discovery Value Portfolio – Service Class Research International Series – Service Class
Total Return Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Mid Cap Growth Portfolio – Class S Sustainable Equity Portfolio – I Class Shares (6)
PIMCO:
All Asset Portfolio – Administrative Class
Commodity Real Return Strategy Portfolio – Administrative Class
Emerging Market Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class

Long-Term U.S. Government Portfolio – Administrative Class Low Duration Portfolio – Administration Class Real Return Portfolio – Administrative Class
Short-Term Portfolio – Administrative Class
Total Return Portfolio – Administrative Class
Putnam Variable Trust:
Growth Opportunities Fund – Class IB International Equity Fund – Class IB International Value Fund – Class IB (9) Large Cap Value Fund – Class IB (18)
Rydex VI Fund: Rydex Basic Materials (5) Rydex Utilities (5) T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio – II Health Sciences Portfolio – II (3) TOPS Managed Risk Series: Balanced ETF Portfolio – Class 2 Growth ETF Portfolio – Class 2 Moderate Growth ETF Portfolio – Class 2
VanEck VIP Trust:
VanEck VIP Global Resources Fund – Class S Shares (19) VanEck VIP Global Resources Fund – Initial Class Shares (20)
Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio Global Bond Index Portfolio (9)
Mid-Cap Index Portfolio
Wanger International

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
(1) Organized by Principal Life.
(2) Commenced operations May 12, 2017.
(3) Commenced operations May 15, 2017.
(4) Commenced operations May 26, 2017.
(5) Commenced operations June 11, 2018.
(6) Commenced operations April 29, 2019.
(7) Commenced operations June 7, 2019.
(8) Commenced operations April 30, 2020.
(9) Commenced operations June 8, 2020.
(10) Represented the operations of Wells Fargo VT Index Asset Allocation Class 2 Division until December 6, 2021.
(11) Represented the operations of Wells Fargo VT Omega Growth Class 2 Division until December 6, 2021.
(12) Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.
(13) Represented the operations of American Century VP Income & Growth Class II Division until June 7, 2021.
(14) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Class 2 Division until June 7, 2021.
(15) Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.
(16) Represented the operations of Invesco Mid Cap Core Equity Series II Division until June 7, 2021.

(17) Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021.

(18) Represented the operations of Putnam VT Equity Income Class IB Division until June 7, 2021.
(19) Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.
(20) Represented the operations of VanEck Global Hard Assets Initial Class Division until June 7, 2021.

        Commenced operations date is the date the division became available to contractholders.

    During 2021, the following divisions were liquidated and subsequently reinvested:

			Transferred
Date	Liquidation Division	Reinvested Division	Assets
May 1, 2021	Delaware High Yield Service Class Division	Lincoln Delaware High Yield Service Class Division	$812,992
May 1, 2021	Delaware Smid Cap Core Service Class Division	Lincoln Delaware Smid Cap Core Service Class Division	2,638,220
July 24, 2021	Lincoln Delaware High Yield Service Class Division	PIMCO High Yield Administrative Class Division	836,214
July 24, 2021	Lincoln Delaware Smid Cap Core Service Class Division	Janus Henderson Enterprise Service Shares Division	2,536,166

The assets of the Separate Account are owned by Principal Life. The assets of the Separate Account support the following variable life insurance contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

Principal® Benefit Variable Universal Life contracts;
Principal® Benefit Variable Universal Life II contracts;
Principal® Executive Variable Universal Life contracts;
Principal® Executive Variable Universal Life II contracts;
Principal® Executive Variable Universal Life III contracts;
Principal® Flexible Variable Life contracts;
PrinFlex Life® contracts;
Principal® Survivorship Flexible Premium Variable Universal Life contracts;
Principal® Variable Universal Life Accumulator contracts;
Principal® Variable Universal Life Accumulator II contracts;
Principal® Variable Universal Life Income contracts;
Principal® Variable Universal Life Income II contracts and
Principal® Variable Universal Life Income IV contracts.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. These events present material uncertainty and risk with respect to the Separate Account performance and financial results.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2021. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

Principal® Benefit Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In all years, a sales charge of 6.50% of premiums less than or equal to target premium is deducted from each payment on behalf of each participant. The sales charge in excess of target premium is reduced to 5.00% in years one through five. After the fifth year, the sales charge is 6.50% of premiums paid. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Principal® Benefit Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.70% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium is deducted from each payment on behalf of each participant. In policy years six and thereafter, a sales charge of 6.70% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge is deducted from each payment on behalf of each participant, as follows:

Year	Policies Issued Prior to April 1, 2007	Policies Issued April 1, 2007 and After
First year	4.50% of premiums paid	3.75% of premiums paid
Years two through five	7.00% of premiums paid (up to target premium)	7.00% of premiums paid (up to target premium)
Years six through ten	3.00% of premiums paid (up to target premium)	3.00% of premiums paid (up to target premium)
After year ten	No sales charge is deducted.	No sales charge is deducted.

A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to     their transfer to the Separate Account.

Principal® Executive Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.00% of premiums paid is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 5.75% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life III contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.35% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. In years two through seven, a sales charge of 6.50% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 3.25% for state, local and federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
Principal® Flexible Variable Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the policy value. An annual administration charge of $60 for each policy and a cost of insurance charge, which is based on Principal Life’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.00% and a tax charge of 2.00% are deducted from premium payments made on behalf of each participant. The sales and tax charges are deducted from the contributions by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25.00% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

PrinFlex Life® contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the division values through the ninth policy year. Each month thereafter, the charge will be deducted at an annual rate of 0.27% of the division values. A monthly administration charge of $0.60 for each $1,000 of policy face amount (with a maximum charge of $25 per month) will be deducted from policies in their first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums paid less than or equal to target premium and 0.75% of premiums in excess of target is deducted from premium payments on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is also deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Survivorship Flexible Premium Variable Universal Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.80% of the division values through the ninth policy year. Each month thereafter, the charge is deducted at an annual rate of 0.30% of the division values. A monthly administration charge of $8 is deducted from policies. An additional monthly administration charge of $0.08 per $1,000 of face amount is deducted in the first ten years (and ten years after an increase in the face amount). The charge of $0.08 is increased by $0.005 per $1,000 for each insured classified as a smoker. In years 11 through 20 (after issue or adjustment) an additional monthly charge of $0.04 per $1,000 of face amount is deducted. After policy year 21, an additional monthly charge of $0.02 per $1,000 of face amount is deducted. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through ten, a sales charge of 5.00% of premiums paid less than or equal to target premium and 2.00% of premiums paid in excess of target is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.00% of premiums paid is deducted from each premium payment on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Accumulator contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant during the first five policy years. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Accumulator II contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid up to surrender target premium and a sale charge of 1.25% of premiums in excess of surrender target premium is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid (without the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income II contracts – For policies issued prior to May 18, 2009, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.00% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued May 18, 2009 and after, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.50% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.00% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income IV contracts - The current administrative charge is $25 per month during the first policy year.  After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units.  A sales charge of 4.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year.  In policy years two and later, the sales charge is 2.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
During the year ended December 31, 2021, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned indirectly by Principal Financial Services, Inc.), in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.
The annual rates used in this calculation for each of the other Accounts are shown in the following tables:

	Net Assets of Accounts
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond	0.50	0.48	0.46	0.45	0.44
LargeCap Growth I	0.80	0.75	0.70	0.65	0.60
MidCap	0.65	0.60	0.55	0.50	0.45
Real Estate Securities	0.90	0.85	0.80	0.75	0.70
SmallCap	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets	1.25	1.20	1.15	1.10	1.05

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Principal Capital Appreciation	0.625%	0.50%
Short-Term Income	0.45	0.39

	All Net Assets
Bond Market Index	0.14%
Diversified Balanced	0.05
LargeCap S&P 500 Index	0.25

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the divisions. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	From January 1, 2021 through December 31, 2021
	All Classes	Expiration
LargeCap Growth I	0.016%	April 30, 2022

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2021 through December 31, 2021
	Class 1	Expiration
International Emerging Markets	1.20%	April 30, 2022
LargeCap Growth I	0.69	April 30, 2022
Principal LifeTime 2060	0.10	April 30, 2022

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2021:

Division		Purchases	Sales

AllianceBernstein Global Thematic Growth Class A	1	$819,414	$723,667

AllianceBernstein International Growth Class A	1	$299,891	$94,516

AllianceBernstein International Value Class A	1	$890,105	$696,860

AllianceBernstein Small Cap Growth Class A	1	$1,296,115	$645,870

AllianceBernstein Small/Mid Cap Value Class A	2	$3,875,442	$2,831,506

Allspring VT Index Asset Allocation Class 2	2	$484,284	$609,623

Allspring VT Omega Growth Class 2	2	$2,120,595	$622,014

American Century VP Capital Appreciation Class II	2	$5,479,828	$2,664,121

American Century VP Disciplined Core Value Class I	3	$889,701	$492,377

American Century VP Disciplined Core Value Class II	3	$3,930,318	$2,538,913

American Century VP Inflation Protection Class II	3	$959,557	$420,993

American Century VP International Class II	3	$1,127,153	$444,600

American Century VP Mid Cap Value Class II	4	$13,452,199	$12,348,308

American Century VP Ultra Class I	4	$763,412	$807,259

American Century VP Ultra Class II	4	$2,515,311	$2,816,018

American Century VP Value Class II	4	$4,964,047	$5,152,330

American Funds Insurance Series Capital World Bond Fund Class 2	5	$914,488	$734,737

American Funds Insurance Series Global Balanced Class 2	5	$594,194	$449,579

American Funds Insurance Series Global Small Capitalization Fund Class 2	5	$193,071	$2,067

American Funds Insurance Series Growth Fund Class 2	5	$16,508,880	$13,983,139

American Funds Insurance Series International Fund Class 2	6	$7,006,560	$8,182,240

American Funds Insurance Series New World Fund Class 2	6	$14,973,794	$7,011,548

American Funds Insurance Series Washington Mutual Investors Class 2	6	$9,298,876	$6,145,327

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Division		Purchases	Sales

BNY Mellon IP MidCap Stock Service Shares	6	$269,984	$213,125

BNY Mellon IP Technology Growth Service Shares	7	$7,212,387	$5,940,375

BNY Mellon Sustainable U.S. Equity Service Shares	7	$214,922	$229,834

BNY Mellon VIF Appreciation Service Shares	7	$1,542,350	$2,223,682

BNY Mellon VIF Opportunistic Small Cap Service Shares	7	$810,273	$1,140,906

Bond Market Index Class 1	8	$9,279,285	$9,962,504

Calvert EAFE International Index Class F	8	$3,456,534	$2,526,768

Calvert Investment Grade Bond Index Class I	8	$1,480,183	$1,588,180

Calvert Russell 2000 Small Cap Index Class F	8	$45,862,670	$39,619,764

Calvert S&P 500 Index Portfolio	9	$549,452	$331,526

Calvert S&P MidCap 400 Index Class F	9	$337,026	$235,501

ClearBridge Mid Cap Class I	9	$290,785	$193,788

ClearBridge Small Cap Growth Class I	9	$24,088,106	$17,897,471

Core Plus Bond Class 1	10	$39,904,341	$41,730,773

Delaware Small Cap Value Service Class	10	$6,333,079	$5,052,235

Diversified Balanced Class 1	10	$2,563,423	$1,601,595

Diversified International Class 1	10	$30,976,781	$37,552,291

DWS Alternative Asset Allocation Class B	11	$191,932	$142,350

DWS Small Mid Cap Value Class B	11	$615,203	$451,273

Equity Income Class 1	11	$23,697,096	$24,186,320

Fidelity VIP Asset Manager Service Class 2	11	$401,043	$182,486

Fidelity VIP Contrafund Initial Class	12	$15,250,102	$9,425,895

Fidelity VIP Contrafund Service Class 2	12	$28,006,898	$23,067,817

Fidelity VIP Equity-Income Initial Class	12	$4,643,104	$2,773,002

Fidelity VIP Equity-Income Service Class 2	12	$6,697,942	$3,632,788

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Division		Purchases	Sales

Fidelity VIP Extended Market Index Service Class 2	13	$192,192	$22,135

Fidelity VIP Government Money Market Service Class	13	$258,605,478	$309,371,911

Fidelity VIP Growth Service Class 2	13	$8,301,309	$2,753,097

Fidelity VIP High Income Initial Class	13	$1,897,082	$641,383

Fidelity VIP High Income Service Class 2	14	$5,072,995	$4,525,214

Fidelity VIP International Index Service Class 2	14	$9,554,176	$7,123,896

Fidelity VIP Mid Cap Service Class 2	14	$13,254,834	$9,004,197

Fidelity VIP Strategic Income Service Class 2	14	$2,791,834	$1,016,003

Fidelity VIP Total Market Index Service Class 2	15	$1,220,188	$351,365

Franklin Income VIP Class 2	15	$3,689,004	$4,235,348

Franklin Mutual Global Discovery VIP Class 2	15	$1,747,608	$2,521,271

Franklin Mutual Shares VIP Class 2	15	$3,161,869	$3,018,734

Franklin Rising Dividends VIP Class 2	16	$5,085,540	$4,564,132

Franklin Small Cap Value VIP Class 2	16	$15,472,494	$14,923,133

Franklin Strategic Income VIP Class 2	16	$5,123,487	$5,820,878

Franklin U.S. Government Securities VIP Class 2	16	$37,895	$124,179

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	17	$793,839	$722,990

Government & High Quality Bond Class 1	17	$14,833,852	$17,245,920

International Emerging Markets Class 1	17	$10,073,112	$9,855,564

Invesco American Franchise Series I	17	$1,202,255	$276,433

Invesco American Franchise Series II	18	$1,327,556	$530,364

Invesco American Value Series I	18	$297,768	$274,947

Invesco Core Equity Series I	18	$501,393	$590,063

Invesco Core Equity Series II	18	$1,246,957	$1,180,248

Invesco Discovery Mid Cap Growth Series I	19	$1,629,788	$1,308,155

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Division		Purchases	Sales

Invesco Global Real Estate Series I	19	$335,585	$447,186

Invesco Health Care Series I	19	$13,001,121	$11,984,537

Invesco International Growth Series I	19	$5,274,761	$4,722,710

Invesco Main Street Mid Cap Series II	20	$370,255	$100,000

Invesco Main Street Small Cap Series II	20	$4,727,757	$3,260,627

Invesco Small Cap Equity Series I	20	$8,229,870	$7,449,364

Invesco Technology Series I	20	$13,359,665	$12,453,832

Janus Henderson Balanced Service Shares	21	$10,908,588	$9,596,228

Janus Henderson Enterprise Service Shares	21	$26,814,835	$25,546,451

Janus Henderson Flexible Bond Service Shares	21	$15,326,474	$17,282,465

Janus Henderson Forty Service Shares	21	$8,302,666	$6,554,282

Janus Henderson Global Research Service Shares	22	$3,376,270	$4,061,003

Janus Henderson Global Technology and Innovation Service Shares	22	$2,808,287	$1,593,616

Janus Henderson Overseas Service Shares	22	$9,837,561	$9,650,801

JP Morgan Core Bond Class I	22	$1,698,768	$1,367,204

JP Morgan Small Cap Core Class I	23	$1,055,889	$1,459,471

LargeCap Growth I Class 1	23	$142,186,225	$106,102,229

LargeCap S&P 500 Index Class 1	23	$136,411,990	$87,228,213

Lord Abbett Series Fund Developing Growth Class VC	23	$2,968,208	$1,917,649

MFS Blended Research Small Cap Equity Service Class	24	$1,882,536	$1,516,433

MFS Global Equity Service Class	24	$3,359,490	$3,406,083

MFS Growth Service Class	24	$23,130,088	$16,965,539

MFS Inflation-Adjusted Bond Service Class	24	$3,066,556	$971,107

MFS International Intrinsic Value Service Class	25	$10,132,063	$7,773,325

MFS Mid Cap Growth Service Class	25	$228,040	$154,286

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Division		Purchases	Sales

MFS Mid Cap Value Portfolio Service Class	25	$1,690,240	$634,189

MFS New Discovery Service Class	25	$14,734,579	$13,620,927

MFS New Discovery Value Service Class	26	$1,081,119	$646,708

MFS Research International Portfolio Service Class	26	$2,128,530	$1,210,904

MFS Total Return Service Class	26	$1,762,202	$839,524

MFS Utilities Service Class	26	$1,428,818	$1,364,970

MFS Value Service Class	27	$15,632,612	$12,267,009

MidCap Class 1	27	$40,713,335	$40,309,013

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	27	$1,948,709	$732,473

Neuberger Berman AMT Sustainable Equity I Class	27	$810,685	$987,474

PIMCO All Asset Administrative Class	28	$975,418	$221,555

PIMCO Commodity Real Return Strategy Administrative Class	28	$4,109,522	$1,658,214

PIMCO Emerging Market Bond Administrative Class	28	$3,242,867	$2,836,220

PIMCO High Yield Administrative Class	28	$13,818,952	$11,640,082

PIMCO Long-Term U.S. Government Administrative Class	29	$1,002,914	$1,006,694

PIMCO Low Duration Administrative Class	29	$5,724,895	$324,121

PIMCO Real Return Administrative Class	29	$10,156,361	$8,944,167

PIMCO Short-Term Administrative Class	29	$18,034,473	$17,215,465

PIMCO Total Return Administrative Class	30	$25,407,778	$29,822,083

Principal Capital Appreciation Class 1	30	$5,513,633	$4,573,320

Principal LifeTime 2010 Class 1	30	$9,661,509	$6,811,013

Principal LifeTime 2020 Class 1	30	$51,439,463	$51,158,169

Principal LifeTime 2030 Class 1	31	$82,480,216	$69,694,929

Principal LifeTime 2040 Class 1	31	$43,135,939	$30,836,278

Principal LifeTime 2050 Class 1	31	$24,146,704	$12,622,642

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Division		Purchases	Sales

Principal LifeTime 2060 Class 1	31	$6,691,878	$4,146,584

Principal LifeTime Strategic Income Class 1	32	$9,104,142	$9,544,298

Putnam VT Growth Opportunities Class IB	32	$6,566,711	$6,910,956

Putnam VT International Equity Class IB	32	$859,885	$572,465

Putnam VT International Value Class IB	32	$20,111	$554

Putnam VT Large Cap Value Class 1B	33	$526,682	$278,185

Real Estate Securities Class 1	33	$36,606,613	$29,395,789

Rydex Basic Materials	33	$96,117	$40,872

Rydex Utilities	33	$4,298	$51,675

SAM Balanced Portfolio Class 1	34	$19,486,955	$15,653,461

SAM Conservative Balanced Portfolio Class 1	34	$14,781,996	$11,426,948

SAM Conservative Growth Portfolio Class 1	34	$21,078,051	$23,516,667

SAM Flexible Income Portfolio Class 1	34	$9,393,020	$6,742,451

SAM Strategic Growth Portfolio Class 1	35	$14,521,657	$11,688,025

Short-Term Income Class 1	35	$26,459,467	$35,789,504

SmallCap Class 1	35	$26,186,897	$27,624,618

T. Rowe Price Equity Income Portfolio II	35	$5,488,241	$6,145,848

T. Rowe Price Health Sciences Portfolio II	36	$1,455,625	$1,580,640

Templeton Developing Markets VIP Class 2	36	$10,493,112	$10,314,112

Templeton Foreign VIP Class 2	36	$2,533,925	$2,397,350

Templeton Global Bond VIP Class 2	36	$2,591,746	$5,587,992

TOPS Managed Risk Balanced ETF Class 2	37	$110,109	$65,965

TOPS Managed Risk Growth ETF Class 2	37	$242,458	$173,413

TOPS Managed Risk Moderate Growth ETF Class 2	37	$160,613	$122,086

VanEck Global Resources Class S	37	$384,253	$237,554

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Division		Purchases	Sales

VanEck Global Resources Initial Class	38	$6,084,410	$4,980,195

Vanguard VIF Balanced	38	$19,778,907	$19,947,223

Vanguard VIF Equity Index	38	$89,948,688	$81,801,523

Vanguard VIF Global Bond Index	38	$941,570	$14,684

Vanguard VIF Mid-Cap Index	39	$81,340,377	$63,589,742

Wanger International	39	$1,227,135	$1,149,064

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

		2021			2020
				Net increase			Net increase
Division		Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Global Thematic Growth Class A	1	20,039	21,376	(1,337)	17,724	19,618	(1,894)

AllianceBernstein International Growth Class A	1	11,271	5,244	6,027	10,706	15,521	(4,815)

AllianceBernstein International Value Class A	1	93,953	74,813	19,140	129,313	119,167	10,146

AllianceBernstein Small Cap Growth Class A	1	10,061	11,178	(1,117)	27,045	35,177	(8,132)

AllianceBernstein Small/Mid Cap Value Class A	2	113,336	85,380	27,956	106,456	124,303	(17,847)

Allspring VT Index Asset Allocation Class 2	2	5,726	14,770	(9,044)	34,210	14,276	19,934

Allspring VT Omega Growth Class 2 (1)	2	17,807	10,930	6,877	(9,628)	(15,092)	5,464

American Century VP Capital Appreciation Class II	2	196,911	100,735	96,176	38,066	34,926	3,140

American Century VP Disciplined Core Value Class I	3	8,159	12,739	(4,580)	7,441	15,435	(7,994)

American Century VP Disciplined Core Value Class II	3	56,147	59,449	(3,302)	71,376	69,858	1,518

American Century VP Inflation Protection Class II	3	59,383	28,997	30,386	88,696	41,015	47,681

American Century VP International Class II	3	30,464	12,599	17,865	42,407	94,967	(52,560)

American Century VP Mid Cap Value Class II	4	307,153	289,155	17,998	387,592	511,048	(123,456)

American Century VP Ultra Class I	4	7,898	13,146	(5,248)	13,562	13,791	(229)

American Century VP Ultra Class II	4	28,427	42,990	(14,563)	50,022	62,382	(12,360)

American Century VP Value Class II	4	108,152	122,974	(14,822)	131,475	307,093	(175,618)

American Funds Insurance Series Capital World Bond Fund Class 2	5	68,011	61,479	6,532	147,899	90,647	57,252

American Funds Insurance Series Global Balanced Class 2	5	36,266	33,961	2,305	494,741	483,809	10,932

American Funds Insurance Series Global Small Capitalization Fund Class 2	5	13,286	140	13,146	—	—	—

American Funds Insurance Series Growth Fund Class 2	5	366,352	383,802	(17,450)	614,085	572,364	41,721

(1) Reversals of prior year purchases/redemptions were greater than current year purchases/redemptions, causing negative amounts.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

		2021			2020
				Net increase			Net increase
Division		Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

American Funds Insurance Series International Fund Class 2	6	416,334	527,133	(110,799)	989,940	1,230,730	(240,790)

American Funds Insurance Series New World Fund Class 2	6	798,492	398,054	400,438	723,612	716,980	6,632

American Funds Insurance Series Washington Mutual Investors Class 2	6	512,352	350,162	162,190	574,223	515,869	58,354

BNY Mellon IP MidCap Stock Service Shares	6	15,278	11,492	3,786	5,615	6,219	(604)

BNY Mellon IP Technology Growth Service Shares	7	111,372	104,962	6,410	75,715	75,023	692

BNY Mellon Sustainable U.S. Equity Service Shares	7	4,380	5,094	(714)	6,372	4,855	1,517

BNY Mellon VIF Appreciation Service Shares	7	23,796	45,493	(21,697)	34,303	69,978	(35,675)

BNY Mellon VIF Opportunistic Small Cap Service Shares	7	25,435	35,278	(9,843)	23,249	36,207	(12,958)

Bond Market Index Class 1	8	677,708	784,497	(106,789)	3,085,177	2,155,704	929,473

Calvert EAFE International Index Class F	8	216,444	166,771	49,673	262,053	136,543	125,510

Calvert Investment Grade Bond Index Class I	8	112,642	127,590	(14,948)	170,955	115,145	55,810

Calvert Russell 2000 Small Cap Index Class F	8	1,201,255	1,074,970	126,285	1,164,550	1,269,975	(105,425)

Calvert S&P 500 Index Portfolio	9	14,101	13,599	502	35,655	16,042	19,613

Calvert S&P MidCap 400 Index Class F	9	6,805	6,667	138	9,599	15,756	(6,157)

ClearBridge Mid Cap Class I	9	12,538	10,293	2,245	10,649	11,488	(839)

ClearBridge Small Cap Growth Class I	9	593,029	536,959	56,070	758,677	746,383	12,294

Core Plus Bond Class 1	10	1,110,434	1,357,185	(246,751)	2,125,615	2,688,275	(562,660)

Delaware Small Cap Value Service Class	10	182,714	150,203	32,511	256,105	347,179	(91,074)

Diversified Balanced Class 1	10	85,861	110,703	(24,842)	129,905	173,430	(43,525)

Diversified International Class 1	10	692,284	943,494	(251,210)	1,262,286	1,354,449	(92,163)

DWS Alternative Asset Allocation Class B	11	15,078	11,423	3,655	11,819	17,627	(5,808)

DWS Small Mid Cap Value Class B	11	22,488	16,780	5,708	19,517	18,919	598

Equity Income Class 1	11	644,690	750,776	(106,086)	1,088,809	2,052,837	(964,028)

Fidelity VIP Asset Manager Service Class 2	11	11,697	5,717	5,980	5,093	16,388	(11,295)

Fidelity VIP Contrafund Initial Class	12	29,525	81,696	(52,171)	45,866	110,991	(65,125)

Fidelity VIP Contrafund Service Class 2	12	201,172	337,797	(136,625)	363,126	599,063	(235,937)

Fidelity VIP Equity-Income Initial Class	12	25,107	46,971	(21,864)	27,120	68,682	(41,562)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

		2021			2020
				Net increase			Net increase
Division		Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Fidelity VIP Equity-Income Service Class 2	12	86,240	97,382	(11,142)	121,445	226,314	(104,869)

Fidelity VIP Extended Market Index Service Class 2	13	12,008	1,495	10,513	6,099	348	5,751

Fidelity VIP Government Money Market Service Class	13	24,748,797	29,609,499	(4,860,702)	38,133,096	27,608,536	10,524,560

Fidelity VIP Growth Service Class 2	13	45,407	42,948	2,459	97,670	183,553	(85,883)

Fidelity VIP High Income Initial Class	13	53,489	21,595	31,894	21,044	31,515	(10,471)

Fidelity VIP High Income Service Class 2	14	118,482	130,532	(12,050)	323,576	447,868	(124,292)

Fidelity VIP International Index Service Class 2	14	724,418	543,380	181,038	57,298	24,891	32,407

Fidelity VIP Mid Cap Service Class 2	14	129,935	158,459	(28,524)	246,755	385,284	(138,529)

Fidelity VIP Strategic Income Service Class 2	14	209,516	83,543	125,973	149,992	122,926	27,066

Fidelity VIP Total Market Index Service Class 2	15	81,090	23,492	57,598	82,781	45,635	37,146

Franklin Income VIP Class 2	15	82,299	117,291	(34,992)	143,233	279,641	(136,408)

Franklin Mutual Global Discovery VIP Class 2	15	34,879	60,521	(25,642)	78,746	182,405	(103,659)

Franklin Mutual Shares VIP Class 2	15	87,660	93,776	(6,116)	60,150	76,521	(16,371)

Franklin Rising Dividends VIP Class 2	16	79,932	88,717	(8,785)	140,409	213,776	(73,367)

Franklin Small Cap Value VIP Class 2	16	283,713	289,583	(5,870)	242,487	300,826	(58,339)

Franklin Strategic Income VIP Class 2	16	252,846	322,655	(69,809)	450,577	466,287	(15,710)

Franklin U.S. Government Securities VIP Class 2	16	2,384	9,853	(7,469)	27,360	33,986	(6,626)

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	17	11,936	21,509	(9,573)	63,459	70,590	(7,131)

Government & High Quality Bond Class 1	17	903,870	1,146,293	(242,423)	2,361,054	2,216,589	144,465

International Emerging Markets Class 1	17	170,812	185,183	(14,371)	198,658	306,230	(107,572)

Invesco American Franchise Series I	17	15,882	6,691	9,191	11,985	16,969	(4,984)

Invesco American Franchise Series II	18	18,705	13,354	5,351	18,456	17,544	912

Invesco American Value Series I	18	20,820	18,739	2,081	16,205	12,105	4,100

Invesco Core Equity Series I	18	7,927	16,695	(8,768)	13,522	34,243	(20,721)

Invesco Core Equity Series II	18	18,673	23,558	(4,885)	21,699	53,533	(31,834)

Invesco Discovery Mid Cap Growth Series I	19	72,174	80,116	(7,942)	348,417	83,168	265,249

Invesco Global Real Estate Series I	19	22,484	33,824	(11,340)	45,886	34,514	11,372

Invesco Health Care Series I	19	232,676	263,052	(30,376)	352,435	356,737	(4,302)

Invesco International Growth Series I	19	95,243	114,046	(18,803)	137,244	146,491	(9,247)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

		2021			2020
				Net increase			Net increase
Division		Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Invesco Main Street Mid Cap Series II	20	12,284	3,275	9,009	4,103	2,828	1,275

Invesco Main Street Small Cap Series II	20	98,214	76,881	21,333	135,946	138,038	(2,092)

Invesco Small Cap Equity Series I	20	236,932	236,216	716	140,679	203,726	(63,047)

Invesco Technology Series I	20	355,317	366,803	(11,486)	474,993	466,678	8,315

Janus Henderson Balanced Service Shares	21	215,288	203,881	11,407	328,019	299,310	28,709

Janus Henderson Enterprise Service Shares	21	322,169	415,481	(93,312)	551,699	756,117	(204,418)

Janus Henderson Flexible Bond Service Shares	21	526,984	665,376	(138,392)	932,407	870,682	61,725

Janus Henderson Forty Service Shares	21	116,865	136,572	(19,707)	178,731	209,867	(31,136)

Janus Henderson Global Research Service Shares	22	90,976	120,973	(29,997)	206,874	223,480	(16,606)

Janus Henderson Global Technology and Innovation Service Shares	22	112,594	83,614	28,980	321,995	122,218	199,777

Janus Henderson Overseas Service Shares	22	252,237	248,925	3,312	315,784	348,934	(33,150)

JP Morgan Core Bond Class I	22	90,455	81,198	9,257	192,338	49,055	143,283

JP Morgan Small Cap Core Class I	23	17,119	25,392	(8,273)	36,927	69,321	(32,394)

LargeCap Growth I Class 1	23	837,749	975,485	(137,736)	1,795,012	2,231,259	(436,247)

LargeCap S&P 500 Index Class 1	23	2,200,216	1,917,334	282,882	4,862,930	3,239,203	1,623,727

Lord Abbett Series Fund Developing Growth Class VC	23	60,014	53,188	6,826	72,241	26,416	45,825

MFS Blended Research Small Cap Equity Service Class	24	91,406	75,148	16,258	72,189	51,760	20,429

MFS Global Equity Service Class	24	65,074	86,382	(21,308)	129,743	114,797	14,946

MFS Growth Service Class	24	194,488	217,029	(22,541)	307,004	422,323	(115,319)

MFS Inflation-Adjusted Bond Service Class	24	248,713	79,507	169,206	107,428	62,951	44,477

MFS International Intrinsic Value Service Class	25	421,461	354,490	66,971	640,626	464,638	175,988

MFS Mid Cap Growth Service Class	25	2,993	2,897	96	6,366	13,808	(7,442)

MFS Mid Cap Value Portfolio Service Class	25	97,703	36,519	61,184	39,544	59,692	(20,148)

MFS New Discovery Service Class	25	158,171	191,484	(33,313)	214,140	261,819	(47,679)

MFS New Discovery Value Service Class	26	48,098	30,628	17,470	75,293	31,698	43,595

MFS Research International Portfolio Service Class	26	127,027	79,028	47,999	79,113	110,390	(31,277)

MFS Total Return Service Class	26	58,871	34,660	24,211	152,840	139,840	13,000

MFS Utilities Service Class	26	50,813	58,571	(7,758)	79,687	84,286	(4,599)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

		2021			2020
				Net increase			Net increase
Division		Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

MFS Value Service Class	27	302,988	265,638	37,350	347,606	510,792	(163,186)

MidCap Class 1	27	141,871	242,872	(101,001)	227,046	435,248	(208,202)

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	27	74,532	29,727	44,805	19,783	11,179	8,604

Neuberger Berman AMT Sustainable Equity I Class	27	43,178	67,469	(24,291)	83,154	448,555	(365,401)

PIMCO All Asset Administrative Class	28	42,952	13,478	29,474	29,176	56,277	(27,101)

PIMCO Commodity Real Return Strategy Administrative Class	28	538,042	213,590	324,452	62,277	48,817	13,460

PIMCO Emerging Market Bond Administrative Class	28	212,916	191,756	21,160	284,836	253,092	31,744

PIMCO High Yield Administrative Class	28	597,863	539,317	58,546	733,240	659,148	74,092

PIMCO Long-Term U.S. Government Administrative Class	29	52,222	69,027	(16,805)	99,459	34,429	65,030

PIMCO Low Duration Administrative Class	29	517,845	29,645	488,200	83,481	70,965	12,516

PIMCO Real Return Administrative Class	29	591,325	579,447	11,878	1,250,192	904,465	345,727

PIMCO Short-Term Administrative Class	29	1,448,717	1,422,420	26,297	2,199,888	1,947,403	252,485

PIMCO Total Return Administrative Class	30	1,458,656	1,909,814	(451,158)	2,085,245	2,259,802	(174,557)

Principal Capital Appreciation Class 1	30	181,347	203,330	(21,983)	215,475	314,731	(99,256)

Principal LifeTime 2010 Class 1	30	319,379	266,679	52,700	660,317	539,500	120,817

Principal LifeTime 2020 Class 1	30	1,404,512	1,670,072	(265,560)	2,775,327	3,083,369	(308,042)

Principal LifeTime 2030 Class 1	31	2,215,114	2,088,183	126,931	3,775,014	3,123,539	651,475

Principal LifeTime 2040 Class 1	31	1,056,529	836,258	220,271	1,355,219	1,130,158	225,061

Principal LifeTime 2050 Class 1	31	580,566	327,124	253,442	444,228	282,291	161,937

Principal LifeTime 2060 Class 1	31	283,327	185,230	98,097	420,073	363,394	56,679

Principal LifeTime Strategic Income Class 1	32	353,825	428,694	(74,869)	693,660	527,100	166,560

Putnam VT Growth Opportunities Class IB	32	89,424	252,032	(162,608)	206,773	334,469	(127,696)

Putnam VT International Equity Class IB	32	31,092	22,248	8,844	16,910	8,016	8,894

Putnam VT International Value Class IB	32	1,535	43	1,492	—	—	—

Putnam VT Large Cap Value Class 1B	33	28,034	18,062	9,972	46,535	9,791	36,744

Real Estate Securities Class 1	33	272,104	266,211	5,893	294,516	433,231	(138,715)

Rydex Basic Materials	33	5,556	3,014	2,542	3,202	4,635	(1,433)

Rydex Utilities	33	—	3,936	(3,936)	22,027	3,140	18,887

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

		2021			2020
				Net increase			Net increase
Division		Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

SAM Balanced Portfolio Class 1	34	615,521	601,102	14,419	672,992	769,050	(96,058)

SAM Conservative Balanced Portfolio Class 1	34	558,089	489,788	68,301	522,591	608,174	(85,583)

SAM Conservative Growth Portfolio Class 1	34	662,849	839,441	(176,592)	630,473	674,307	(43,834)

SAM Flexible Income Portfolio Class 1	34	380,612	309,209	71,403	458,721	499,363	(40,642)

SAM Strategic Growth Portfolio Class 1	35	405,730	404,359	1,371	603,369	685,435	(82,066)

Short-Term Income Class 1	35	1,736,821	2,482,895	(746,074)	4,600,334	3,272,165	1,328,169

SmallCap Class 1	35	420,614	508,478	(87,864)	404,739	671,069	(266,330)

T. Rowe Price Equity Income Portfolio II	35	175,795	202,144	(26,349)	505,944	509,991	(4,047)

T. Rowe Price Health Sciences Portfolio II	36	64,279	77,153	(12,874)	126,157	97,092	29,065

Templeton Developing Markets VIP Class 2	36	405,429	413,957	(8,528)	461,828	452,875	8,953

Templeton Foreign VIP Class 2	36	176,999	186,135	(9,136)	197,062	232,865	(35,803)

Templeton Global Bond VIP Class 2	36	168,301	364,409	(196,108)	381,191	700,508	(319,317)

TOPS Managed Risk Balanced ETF Class 2	37	6,422	4,153	2,269	4,296	3,251	1,045

TOPS Managed Risk Growth ETF Class 2	37	13,074	9,797	3,277	13,970	44,775	(30,805)

TOPS Managed Risk Moderate Growth ETF Class 2	37	8,685	7,137	1,548	8,461	15,527	(7,066)

VanEck Global Resources Class S	37	50,972	31,552	19,420	49,335	20,218	29,117

VanEck Global Resources Initial Class	38	659,858	542,267	117,591	831,454	788,543	42,911

Vanguard VIF Balanced	38	348,743	411,164	(62,421)	375,185	433,574	(58,389)

Vanguard VIF Equity Index	38	1,448,552	1,482,883	(34,331)	1,606,858	1,846,041	(239,183)

Vanguard VIF Global Bond Index	38	91,124	1,462	89,662	496	1	495

Vanguard VIF Mid-Cap Index	39	1,088,906	959,350	129,556	1,368,509	1,498,516	(130,007)

Wanger International	39	72,642	70,240	2,402	69,039	70,450	(1,411)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The Separate Account has presented the following disclosures for 2021, 2020, 2019, 2018 and 2017 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

AllianceBernstein Global Thematic Growth Class A:
2021	35	$37.14	$1,309	—%	—%	22.86%
2020	37	$30.23	$1,106	0.69%	—%	39.44%
2019	38	$21.68	$834	0.45%	—%	30.13%
2018	67	$16.66	$1,109	—%	—%	(9.80)%
2017	29	$18.47	$540	0.48%	—%	36.71%

AllianceBernstein International Growth Class A:
2021	60	$18.63	$1,124	—%	—%	8.25%
2020	54	$17.21	$935	1.35%	—%	29.98%
2019	59	$13.24	$783	0.56%	—%	27.43%
2018	60	$10.39	$621	0.69%	—%	(17.41)%
2017	60	$12.58	$754	1.15%	—%	35.12%

AllianceBernstein International Value Class A:
2021	211	$9.36	$1,992	2.05%	—%	11.03%
2020	192	$8.43	$1,631	2.09%	—%	2.42%
2019	182	$8.22	$1,508	0.78%	—%	3.92%
2018	217	$7.07	$1,536	1.54%	—%	(22.73)%
2017	188	$9.15	$1,719	2.46%	—%	25.34%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

AllianceBernstein Small Cap Growth Class A:
2021	60			$58.73	$3,525	—%			—%			9.45%
2020	61			$53.66	$3,280	—%			—%			54.02%
2019	69			$34.84	$2,414	—%			—%			36.36%
2018	79			$25.55	$2,024	—%			—%			(0.89)%
2017	79			$25.78	$2,044	—%			—%			34.13%

AllianceBernstein Small/Mid Cap Value Class A:
2021	210			$36.64	$7,680	0.81%			—%			35.96%
2020	182			$26.95	$4,896	1.10%			—%			3.38%
2019	200			$26.07	$5,202	0.59%			—%			4.53%
2018	196			$21.71	$4,263	0.46%			—%			(15.03)%
2017	232			$25.55	$5,922	0.46%			—%			13.15%

Allspring VT Index Asset Allocation Class 2:
2021 (12)	58	$45.93	to	$39.64	$2,648	0.58%	—%	to	0.75%	16.01%	to	15.13%
2020	67	$39.59	to	$34.43	$2,641	0.80%	—%	to	0.75%	16.58%	to	15.73%
2019	47	$33.96	to	$29.75	$1,589	1.09%	—%	to	0.75%	20.17%	to	19.24%
2018	68	$28.26	to	$24.95	$1,930	0.97%	—%	to	0.75%	(2.92)%	to	(3.63)%
2017	97	$29.11	to	$25.89	$2,828	0.75%	—%	to	0.75%	12.26%	to	11.40%

Allspring VT Omega Growth Class 2:
2021 (13)	176	$63.04	to	$57.85	$11,075	—%	—%	to	0.75%	14.97%	to	14.13%
2020	169	$54.83	to	$50.69	$9,254	—%	—%	to	0.75%	43.16%	to	42.11%
2019	163	$38.30	to	$35.67	$6,254	—%	—%	to	0.75%	37.08%	to	36.04%
2018	336	$27.94	to	$26.22	$9,378	—%	—%	to	0.75%	0.25%	to	(0.49)%
2017	290	$27.87	to	$26.35	$8,070	0.01%	—%	to	0.75%	34.64%	to	33.62%

American Century VP Capital Appreciation Class II:
2021	144			$28.13	$4,063	—%			—%			11.05%
2020	48			$25.33	$1,223	—%			—%			42.30%
2019	45			$17.80	$804	—%			—%			6.27%
2018	56			$13.16	$733	—%			—%			(5.32)%
2017	104			$13.90	$1,445	—%			—%			21.61%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

American Century VP Disciplined Core Value Class I:
2021 (14)	91	$42.80	to	$36.66	$3,907	1.08%	—%	to	0.75%	23.66%	to	22.73%
2020	96	$34.61	to	$29.87	$3,317	1.96%	—%	to	0.75%	11.79%	to	10.96%
2019	104	$30.96	to	$26.92	$3,214	2.08%	—%	to	0.75%	23.99%	to	23.03%
2018	111	$24.97	to	$21.88	$2,766	1.91%	—%	to	0.75%	(6.90)%	to	(7.56)%
2017	122	$26.82	to	$23.67	$3,255	2.36%	—%	to	0.75%	20.49%	to	19.55%

American Century VP Disciplined Core Value Class II:
2021 (15)	238			$45.68	$10,885	0.82%			—%			23.36%
2020	242			$37.03	$8,947	1.76%			—%			11.44%
2019	240			$33.23	$7,978	1.81%			—%			5.19%
2018	257			$26.85	$6,897	1.71%			—%			(7.19)%
2017	211			$28.93	$6,112	2.13%			—%			20.29%

American Century VP Inflation Protection Class II:
2021	206	$15.14	to	$13.87	$3,119	3.16%	—%	to	0.75%	6.32%	to	5.48%
2020	176	$14.24	to	$13.15	$2,502	1.37%	—%	to	0.75%	7.55%	to	8.68%
2019	128	$13.00	to	$12.10	$1,663	2.29%	—%	to	0.75%	1.01%	to	8.13%
2018	136	$11.94	to	$11.19	$1,625	2.81%	—%	to	0.75%	(2.85)%	to	(3.53)%
2017	134	$12.29	to	$11.60	$1,648	2.63%	—%	to	0.75%	3.71%	to	2.84%

American Century VP International Class II:
2021	59			$35.68	$2,119	0.01%			—%			8.58%
2020	42			$32.86	$1,364	0.52%			—%			25.66%
2019	94			$26.15	$2,460	0.54%			—%			28.12%
2018	53			$20.41	$1,081	1.19%			—%			(15.28)%
2017	60			$24.09	$1,434	0.68%			—%			30.92%

American Century VP Mid Cap Value Class II:
2021	710	$45.82	to	$42.00	$32,543	1.05%	—%	to	0.75%	23.01%	to	22.09%
2020	692	$37.25	to	$34.40	$25,784	1.69%	—%	to	0.75%	1.11%	to	0.38%
2019	816	$36.84	to	$34.27	$30,049	1.92%	—%	to	0.75%	5.50%	to	28.02%
2018	907	$28.56	to	$26.77	$25,909	1.28%	—%	to	0.75%	(12.95)%	to	(13.62)%
2017	888	$32.81	to	$30.99	$29,149	1.39%	—%	to	0.75%	11.45%	to	10.64%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

American Century VP Ultra Class I:
2021	63	$68.40	to	$58.59	$4,276	—%	—%	to	0.75%	23.18%	to	22.24%
2020	68	$55.53	to	$47.93	$3,759	—%	—%	to	0.75%	49.84%	to	48.71%
2019	68	$37.06	to	$32.23	$2,517	—%	—%	to	0.75%	34.57%	to	33.57%
2018	70	$27.54	to	$24.13	$1,928	0.28%	—%	to	0.75%	0.77%	to	—%
2017	85	$27.33	to	$24.13	$2,325	0.39%	—%	to	0.75%	32.22%	to	31.28%

American Century VP Ultra Class II:
2021	128			$74.25	$9,513	—%			—%			22.99%
2020	143			$60.37	$8,614	—%			—%			49.54%
2019	155			$40.37	$6,259	—%			—%			34.48%
2018	176			$30.02	$5,270	0.11%			—%			0.60%
2017	168			$29.84	$5,021	0.23%			—%			31.98%

American Century VP Value Class II:
2021	639	$45.05	to	$38.88	$28,781	1.60%	—%	to	0.75%	24.28%	to	23.35%
2020	654	$36.25	to	$31.52	$23,696	2.16%	—%	to	0.75%	0.83%	to	0.06%
2019	829	$35.95	to	$31.50	$29,814	1.96%	—%	to	0.75%	7.89%	to	26.00%
2018	936	$28.32	to	$25.00	$26,517	1.52%	—%	to	0.75%	(9.29)%	to	(9.97)%
2017	1,093	$31.22	to	$27.77	$34,131	1.50%	—%	to	0.75%	8.59%	to	7.76%

American Funds Insurance Series Capital World Bond Fund Class 2:
2021	189			$11.66	$2,201	1.74%			—%			(4.89)%
2020	182			$12.26	$2,235	1.51%			—%			9.86%
2019	125			$11.16	$1,395	1.76%			—%			7.83%
2018	70			$10.35	$722	2.83%			—%			(1.33)%
2017	96			$10.49	$1,011	0.34%			—%			6.82%

American Funds Insurance Series Global Balanced Class 2:
2021	137	$13.67	to	$13.31	$1,872	1.00%	—%	to	0.75%	10.78%	to	9.91%
2020	135	$12.34	to	$12.11	$1,661	1.03%	—%	to	0.75%	10.28%	to	9.49%
2019	124	$11.19	to	$11.06	$1,384	1.75%	—%	to	0.75%	4.78%	to	19.57%
2018 (7)	53	$9.29	to	$9.25	$496	2.49%	—%	to	0.75%	(7.38)%	to	(7.78)%

American Funds Insurance Series Global Small Capitalization Fund Class 2:
2021	13			$14.29	$188	—%			—%			6.80%
2020 (11)	—			$13.38	$—	—%			—%			33.00%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

American Funds Insurance Series Growth Fund Class 2:
2021	687	$39.77	to	$37.56	$27,314	0.22%	—%	to	0.75%	21.99%	to	21.08%
2020	704	$32.60	to	$31.02	$22,959	0.31%	—%	to	0.75%	52.05%	to	50.95%
2019	662	$21.44	to	$20.55	$14,203	0.74%	—%	to	0.75%	8.39%	to	29.82%
2018	583	$16.39	to	$15.83	$9,558	0.47%	—%	to	0.75%	(0.24)%	to	(1.00)%
2017	490	$16.43	to	$15.99	$8,048	0.65%	—%	to	0.75%	28.26%	to	27.31%

American Funds Insurance Series International Fund Class 2:
2021	1,353	$15.03	to	$14.19	$20,328	2.36%	—%	to	0.75%	(1.44)%	to	(2.21)%
2020	1,464	$15.25	to	$14.51	$22,327	0.64%	—%	to	0.75%	13.98%	to	13.09%
2019	1,705	$13.38	to	$12.83	$22,812	1.61%	—%	to	0.75%	6.11%	to	21.96%
2018	1,264	$10.89	to	$10.52	$13,766	2.23%	—%	to	0.75%	(13.16)%	to	(13.77)%
2017	497	$12.54	to	$12.20	$6,234	1.46%	—%	to	0.75%	32.14%	to	31.18%

American Funds Insurance Series New World Fund Class 2:
2021	1,578	$17.42	to	$16.45	$27,492	0.90%	—%	to	0.75%	4.94%	to	4.18%
2020	1,178	$16.60	to	$15.79	$19,555	0.07%	—%	to	0.75%	23.60%	to	22.59%
2019	1,171	$13.43	to	$12.88	$15,735	1.05%	—%	to	0.75%	6.93%	to	28.16%
2018	871	$10.40	to	$10.05	$9,062	0.92%	—%	to	0.75%	(14.05)%	to	(14.69)%
2017	675	$12.10	to	$11.78	$8,164	1.07%	—%	to	0.75%	29.41%	to	28.60%

American Funds Insurance Series Washington Mutual Investors Class 2:
2021 (16)	1,167	$20.00	to	$19.02	$23,339	1.51%	—%	to	0.75%	27.80%	to	26.80%
2020	1,005	$15.65	to	$15.00	$15,727	1.80%	—%	to	0.75%	8.68%	to	7.84%
2019	947	$14.40	to	$13.91	$13,633	2.14%	—%	to	0.75%	7.70%	to	20.54%
2018	757	$11.86	to	$11.54	$8,980	2.17%	—%	to	0.75%	(8.70)%	to	(9.35)%
2017	409	$12.99	to	$12.73	$5,309	2.37%	—%	to	0.75%	17.03%	to	16.15%

BNY Mellon IP MidCap Stock Service Shares:
2021	22	$19.56	to	$18.47	$431	0.47%	—%	to	0.75%	25.55%	to	24.63%
2020	18	$15.58	to	$14.82	$284	0.53%	—%	to	0.75%	7.82%	to	7.00%
2019	19	$14.45	to	$13.85	$272	0.33%	—%	to	0.75%	5.71%	to	18.99%
2018	17	$12.05	to	$11.64	$200	0.34%	—%	to	0.75%	(15.68)%	to	(16.32)%
2017	19	$14.29	to	$13.91	$271	1.32%	—%	to	0.75%	14.96%	to	14.20%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

BNY Mellon IP Technology Growth Service Shares:
2021	127	$57.15	$7,230	—%	—%	12.63%
2020	120	$50.74	$6,094	0.06%	—%	69.59%
2019	119	$29.92	$3,573	—%	—%	25.50%
2018	124	$23.84	$2,956	—%	—%	(1.24)%
2017	102	$24.14	$2,456	—%	—%	42.33%

BNY Mellon Sustainable U.S. Equity Service Shares:
2021	16	$50.15	$790	0.57%	—%	26.67%
2020	16	$39.59	$652	0.79%	—%	23.87%
2019	15	$31.96	$478	1.31%	—%	34.00%
2018	17	$23.85	$408	1.37%	—%	(4.64)%
2017	15	$25.01	$370	1.25%	—%	15.04%

BNY Mellon VIF Appreciation Service Shares:
2021	69	$54.63	$3,767	0.21%	—%	26.84%
2020	91	$43.07	$3,907	0.52%	—%	23.30%
2019	126	$34.93	$4,413	0.90%	—%	35.81%
2018	130	$25.72	$3,348	1.03%	—%	(7.11)%
2017	142	$27.69	$3,937	1.11%	—%	27.02%

BNY Mellon VIF Opportunistic Small Cap Service Shares:
2021	178	$32.96	$5,871	—%	—%	16.18%
2020	188	$28.37	$5,333	0.41%	—%	19.55%
2019	201	$23.73	$4,767	—%	—%	21.51%
2018	231	$19.53	$4,520	—%	—%	(19.30)%
2017	224	$24.20	$5,431	—%	—%	24.36%

Bond Market Index Class 1:
2021	2,227	$12.69	$28,253	2.05%	—%	(1.78)%
2020	2,334	$12.92	$30,160	3.03%	—%	7.22%
2019	1,404	$12.05	$16,915	2.78%	—%	8.46%
2018	971	$11.11	$10,787	2.38%	—%	(0.18)%
2017	709	$11.13	$7,887	1.88%	—%	3.25%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Calvert EAFE International Index Class F:
2021	754			$15.54	$11,718	1.84%			—%			10.60%
2020	704			$14.05	$9,891	3.48%			—%			7.58%
2019	579			$13.06	$7,557	2.87%			—%			21.04%
2018	399			$10.79	$4,307	3.46%			—%			(13.82)%
2017	302			$12.52	$3,777	2.55%			—%			24.45%

Calvert Investment Grade Bond Index Class I:
2021	271			$12.49	$3,382	2.35%			—%			(1.81)%
2020	286			$12.72	$3,635	2.87%			—%			7.34%
2019	230			$11.85	$2,725	3.10%			—%			0.51%
2018	205			$10.94	$2,238	2.89%			—%			(0.36)%
2017	333			$10.98	$3,654	2.80%			—%			3.58%

Calvert Russell 2000 Small Cap Index Class F:
2021	1,250			$36.86	$46,068	0.76%			—%			14.29%
2020	1,124			$32.25	$36,231	1.04%			—%			19.40%
2019	1,229			$27.01	$33,191	0.91%			—%			6.34%
2018	1,188			$21.64	$25,715	1.12%			—%			(11.46)%
2017	1,137			$24.44	$27,786	0.77%			—%			14.10%

Calvert S&P 500 Index Portfolio:
2021	114	$28.75	to	$27.14	$3,266	1.35%	—%	to	0.75%	28.41%	to	27.48%
2020	113	$22.39	to	$21.29	$2,532	1.77%	—%	to	0.75%	18.09%	to	17.24%
2019	94	$18.96	to	$18.16	$1,772	1.66%	—%	to	0.75%	31.21%	to	30.18%
2018	101	$14.45	to	$13.95	$1,461	1.90%	—%	to	0.75%	(4.75)%	to	(5.49)%
2017	86	$15.17	to	$14.76	$1,310	1.47%	—%	to	0.75%	21.46%	to	20.59%

Calvert S&P MidCap 400 Index Class F:
2021	79			$37.74	$2,997	0.85%			—%			24.19%
2020	79			$30.39	$2,409	1.26%			—%			13.10%
2019	85			$26.87	$2,296	1.18%			—%			4.96%
2018	81			$21.40	$1,731	1.18%			—%			(11.57)%
2017	78			$24.20	$1,885	0.72%			—%			15.62%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

ClearBridge Mid Cap Class I:
2021	30	$20.36	to	$19.37	$614	0.03%	—%	to	0.75%	28.70%	to	27.69%
2020	28	$15.82	to	$15.17	$441	0.27%	—%	to	0.75%	15.31%	to	14.49%
2019	29	$13.72	to	$13.25	$394	0.51%	—%	to	0.75%	6.11%	to	31.97%
2018	34	$10.32	to	$10.04	$351	0.58%	—%	to	0.75%	(12.47)%	to	(13.15)%
2017	26	$11.79	to	$11.56	$302	0.65%	—%	to	0.75%	12.82%	to	11.91%

ClearBridge Small Cap Growth Class I:
2021	1,036			$33.79	$35,003	—%			—%			12.60%
2020	980			$30.01	$29,401	—%			—%			43.25%
2019	968			$20.95	$20,265	—%			—%			26.89%
2018	964			$16.51	$15,923	—%			—%			3.45%
2017	712			$15.96	$11,370	—%			—%			24.30%

Core Plus Bond Class 1:
2021	3,722	$26.89	to	$52.58	$115,046	2.59%	—%	to	0.75%	(0.45)%	to	(1.20)%
2020	3,969	$27.01	to	$53.22	$123,239	3.83%	—%	to	0.75%	9.53%	to	8.75%
2019	4,531	$24.66	to	$48.94	$128,314	3.26%	—%	to	0.75%	1.07%	to	8.97%
2018	3,930	$22.46	to	$44.91	$101,465	3.47%	—%	to	0.75%	(1.40)%	to	(2.16)%
2017	3,472	$22.78	to	$45.90	$90,934	2.91%	—%	to	0.75%	4.83%	to	4.03%

Delaware Small Cap Value Service Class:
2021	694	$37.34	to	$34.22	$25,911	0.61%	—%	to	0.75%	34.03%	to	33.00%
2020	661	$27.86	to	$25.73	$18,429	1.11%	—%	to	0.75%	(2.18)%	to	(2.91)%
2019	753	$28.48	to	$26.50	$21,432	0.76%	—%	to	0.75%	6.03%	to	26.79%
2018	804	$22.30	to	$20.90	$17,921	0.60%	—%	to	0.75%	(16.95)%	to	(17.59)%
2017	820	$26.85	to	$25.36	$22,003	0.64%	—%	to	0.75%	11.78%	to	10.94%

Diversified Balanced Class 1:
2021	1,227	$15.29	to	$14.77	$18,679	2.15%	—%	to	0.75%	11.12%	to	10.22%
2020	1,252	$13.76	to	$13.40	$17,173	2.36%	—%	to	0.75%	12.88%	to	12.13%
2019	1,295	$12.19	to	$11.95	$15,744	2.11%	—%	to	0.75%	18.46%	to	17.50%
2018	1,350	$10.29	to	$10.17	$13,871	2.68%	—%	to	0.75%	(3.11)%	to	(3.88)%
2017 (6)	1,461	$10.62	to	$10.58	$15,511	2.40%	—%	to	0.75%	6.31%	to	5.91%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Diversified International Class 1:
2021	4,547	$31.42	to	$28.58	$186,621	1.30%	—%	to	0.75%	9.74%	to	8.96%
2020	4,798	$28.63	to	$26.23	$179,272	2.62%	—%	to	0.75%	16.15%	to	15.30%
2019	4,890	$32.26	to	$22.75	$157,206	1.63%	—%	to	0.75%	5.87%	to	21.72%
2018	5,105	$20.09	to	$18.69	$133,726	2.16%	—%	to	0.75%	(17.53)%	to	(18.13)%
2017	4,948	$24.36	to	$22.83	$157,080	1.85%	—%	to	0.75%	29.09%	to	28.11%

DWS Alternative Asset Allocation Class B:
2021	39			$12.99	$513	1.75%			—%			12.27%
2020	36			$11.57	$414	2.46%			—%			5.37%
2019	42			$10.98	$457	4.26%			—%			14.38%
2018	90			$9.60	$867	1.73%			—%			(9.35)%
2017	75			$10.59	$792	1.79%			—%			6.97%

DWS Small Mid Cap Value Class B:
2021	74	$29.10	to	$26.87	$2,164	0.86%	—%	to	0.75%	30.03%	to	29.06%
2020	69	$22.38	to	$20.82	$1,536	1.12%	—%	to	0.75%	(1.10)%	to	(1.84)%
2019	68	$22.63	to	$21.21	$1,540	0.39%	—%	to	0.75%	5.11%	to	20.10%
2018	88	$18.70	to	$17.66	$1,639	1.07%	—%	to	0.75%	(16.33)%	to	(16.97)%
2017	129	$22.35	to	$21.27	$2,872	0.36%	—%	to	0.75%	10.15%	to	9.30%

Equity Income Class 1:
2021	4,208	$35.62	to	$31.83	$149,340	1.99%	—%	to	0.75%	22.45%	to	21.53%
2020	4,314	$29.09	to	$26.19	$125,036	2.12%	—%	to	0.75%	6.44%	to	5.65%
2019	5,278	$27.33	to	$24.79	$143,822	1.90%	—%	to	0.75%	5.73%	to	28.11%
2018	5,540	$21.17	to	$19.35	$116,985	1.55%	—%	to	0.75%	(5.02)%	to	(5.70)%
2017	2,944	$22.29	to	$20.52	$65,606	2.24%	—%	to	0.75%	21.08%	to	20.14%

Fidelity VIP Asset Manager Service Class 2:
2021	45			$33.41	$1,493	1.53%			—%			9.68%
2020	39			$30.46	$1,179	1.24%			—%			14.51%
2019	50			$26.60	$1,330	1.30%			—%			18.01%
2018	98			$22.54	$2,214	1.53%			—%			(5.61)%
2017	86			$23.88	$2,065	2.07%			—%			13.77%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Fidelity VIP Contrafund Initial Class:
2021	788	$79.88	to	$68.91	$103,556	0.06%	—%	to	0.75%	27.83%	to	26.88%
2020	840	$62.49	to	$54.31	$86,320	0.25%	—%	to	0.75%	30.57%	to	29.59%
2019	906	$47.86	to	$41.91	$71,296	0.46%	—%	to	0.75%	31.56%	to	30.60%
2018	1,002	$36.37	to	$32.09	$59,773	0.70%	—%	to	0.75%	(6.38)%	to	(7.09)%
2017	1,068	$38.85	to	$34.54	$68,024	0.99%	—%	to	0.75%	21.86%	to	20.98%

Fidelity VIP Contrafund Service Class 2:
2021	1,549			$77.89	$120,651	0.03%			—%			27.52%
2020	1,686			$61.08	$102,967	0.08%			—%			30.23%
2019	1,922			$46.90	$90,129	0.21%			—%			7.05%
2018	2,284			$35.73	$81,619	0.43%			—%			(6.64)%
2017	2,471			$38.27	$94,555	0.75%			—%			21.57%

Fidelity VIP Equity-Income Initial Class:
2021	413	$44.19	to	$34.64	$25,941	1.91%	—%	to	0.75%	24.89%	to	23.98%
2020	435	$35.38	to	$27.94	$21,911	1.83%	—%	to	0.75%	6.69%	to	5.87%
2019	476	$33.16	to	$26.39	$22,461	2.00%	—%	to	0.75%	27.42%	to	26.51%
2018	522	$26.02	to	$20.86	$19,320	2.28%	—%	to	0.75%	(8.28)%	to	(8.99)%
2017	544	$28.37	to	$22.92	$21,993	1.67%	—%	to	0.75%	12.89%	to	12.08%

Fidelity VIP Equity-Income Service Class 2:
2021	690			$40.87	$28,217	1.68%			—%			24.60%
2020	702			$32.80	$23,011	1.64%			—%			6.42%
2019	806			$30.82	$24,850	1.83%			—%			6.02%
2018	823			$24.24	$19,948	2.03%			—%			(8.56)%
2017	901			$26.51	$23,876	1.47%			—%			12.66%

Fidelity VIP Extended Market Index Service Class 2:
2021	17	$15.44	to	$15.15	$259	1.64%	—%	to	0.75%	20.91%	to	20.05%
2020	6	$12.77	to	$12.62	$80	3.49%	—%	to	0.75%	16.20%	to	15.36%
2019 (9)	1	$10.99	to	$10.94	$6	2.75%	—%	to	0.75%	5.67%	to	9.40%

Fidelity VIP Government Money Market Service Class:
2021	31,663	$10.45	to	$10.00	$330,813	0.01%	—%	to	0.75%	—%	to	(0.70)%
2020	36,524	$10.45	to	$10.07	$381,580	0.22%	—%	to	0.75%	0.29%	to	(0.49)%
2019	25,999	$10.42	to	$10.12	$270,866	1.87%	—%	to	0.75%	0.29%	to	1.20%
2018	24,019	$10.22	to	$10.00	$245,550	1.54%	—%	to	0.75%	1.49%	to	0.70%
2017	22,700	$10.07	to	$9.93	$228,535	0.57%	—%	to	0.75%	0.60%	to	(0.10)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Fidelity VIP Growth Service Class 2:
2021	399	$71.03	to	$61.31	$28,334	—%	—%	to	0.75%	22.89%	to	21.99%
2020	397	$57.80	to	$50.26	$22,910	0.04%	—%	to	0.75%	43.57%	to	42.50%
2019	482	$40.26	to	$35.27	$19,414	0.06%	—%	to	0.75%	33.98%	to	32.94%
2018	584	$30.05	to	$26.53	$17,547	0.04%	—%	to	0.75%	(0.43)%	to	(1.15)%
2017	631	$30.18	to	$26.84	$19,031	0.08%	—%	to	0.75%	34.79%	to	33.80%

Fidelity VIP High Income Initial Class:
2021	200	$25.76	to	$28.85	$6,048	5.53%	—%	to	0.75%	4.41%	to	3.63%
2020	168	$24.67	to	$27.84	$4,864	5.04%	—%	to	0.75%	2.74%	to	1.98%
2019	179	$24.01	to	$27.30	$5,031	5.13%	—%	to	0.75%	15.10%	to	14.23%
2018	195	$20.86	to	$23.90	$4,763	5.55%	—%	to	0.75%	(3.29)%	to	(3.98)%
2017	225	$21.57	to	$24.89	$5,636	5.23%	—%	to	0.75%	6.94%	to	6.14%

Fidelity VIP High Income Service Class 2:
2021	524			$35.49	$18,600	5.23%			—%			4.29%
2020	536			$34.03	$18,244	4.98%			—%			2.44%
2019	660			$33.22	$21,942	5.46%			—%			1.87%
2018	667			$28.95	$19,300	5.32%			—%			(3.60)%
2017	707			$30.03	$21,248	4.94%			—%			6.91%

Fidelity VIP International Index Service Class 2:
2021	265	$13.07	to	$12.82	$3,460	3.03%	—%	to	0.75%	7.48%	to	6.66%
2020	84	$12.16	to	$12.02	$1,018	1.88%	—%	to	0.75%	10.34%	to	9.47%
2019 (9)	51	$11.02	to	$10.98	$565	7.97%	—%	to	0.75%	5.25%	to	9.80%

Fidelity VIP Mid Cap Service Class 2:
2021	594			$46.12	$38,139	0.36%			—%			25.29%
2020	623			$36.81	$31,977	0.40%			—%			17.86%
2019	761			$50.10	$33,133	0.64%			—%			6.35%
2018	933			$25.35	$33,037	0.40%			—%			(14.79)%
2017	977			$29.75	$41,240	0.46%			—%			20.54%

Fidelity VIP Strategic Income Service Class 2:
2021	535			$12.38	$6,621	2.54%			—%			3.51%
2020	409			$11.96	$4,888	3.24%			—%			7.17%
2019	382			$11.16	$4,259	4.09%			—%			10.60%
2018	92			$10.09	$931	6.71%			—%			(2.89)%
2017 (5)	5			$10.39	$57	17.25%			—%			3.80%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Fidelity VIP Total Market Index Service Class 2:
2021	123	$16.99	to	$16.67	$2,091	0.95%	—%	to	0.75%	25.39%	to	24.50%
2020	66	$13.55	to	$13.39	$888	2.38%	—%	to	0.75%	20.02%	to	19.02%
2019 (9)	28	$11.29	to	$11.25	$320	3.09%	—%	to	0.75%	6.51%	to	12.50%

Franklin Income VIP Class 2:
2021	355			$39.72	$14,110	4.70%			—%			16.75%
2020	390			$34.02	$13,275	5.68%			—%			0.71%
2019	527			$33.78	$17,792	5.02%			—%			16.04%
2018	519			$29.11	$15,106	4.69%			—%			(4.31)%
2017	534			$30.42	$16,257	4.07%			—%			9.66%

Franklin Mutual Global Discovery VIP Class 2:
2021	237			$44.27	$10,504	2.67%			—%			19.13%
2020	263			$37.16	$9,771	2.16%			—%			(4.45)%
2019	367			$38.89	$14,259	1.38%			—%			5.88%
2018	554			$31.27	$17,338	2.31%			—%			(11.22)%
2017	672			$35.22	$23,667	1.82%			—%			8.57%

Franklin Mutual Shares VIP Class 2:
2021	386			$33.40	$12,905	3.16%			—%			19.20%
2020	393			$28.02	$11,001	2.88%			—%			(5.05) %*
2019	409			$29.51	$12,068	1.81%			—%			22.55%
2018	419			$24.08	$10,089	2.40%			—%			(9.06)%
2017	393			$26.48	$10,409	2.37%			—%			8.35%

Franklin Rising Dividends VIP Class 2:
2021	451			$58.74	$26,490	0.86%			—%			26.79%
2020	460			$46.33	$21,300	1.28%			—%			15.97%
2019	533			$39.95	$21,297	1.26%			—%			6.28%
2018	607			$30.91	$18,768	1.26%			—%			(5.07)%
2017	656			$32.56	$21,349	1.50%			—%			20.55%

Franklin Small Cap Value VIP Class 2:
2021	374	$54.63	to	$50.44	$20,407	1.08%	—%	to	0.75%	25.38%	to	24.42%
2020	379	$43.57	to	$40.54	$16,533	1.52%	—%	to	0.75%	5.19%	to	4.40%
2019	438	$41.42	to	$38.83	$18,134	1.08%	—%	to	0.75%	4.36%	to	25.42%
2018	476	$32.79	to	$30.96	$15,617	0.95%	—%	to	0.75%	(12.86)%	to	(13.54)%
2017	607	$37.63	to	$35.81	$22,859	0.51%	—%	to	0.75%	10.64%	to	9.81%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Franklin Strategic Income VIP Class 2:
2021	927			$18.27	$16,945	3.26%			—%			2.12%
2020	997			$17.89	$17,844	4.82%			—%			3.41%
2019	1,013			$17.30	$17,524	4.91%			—%			8.06%
2018	1,114			$16.01	$17,841	2.59%			—%			(2.14)%
2017	999			$16.36	$16,341	3.03%			—%			4.54%

Franklin U.S. Government Securities VIP Class 2:
2021	20			$12.49	$250	2.57%			—%			(1.89)%
2020	27			$12.73	$350	5.04%			—%			3.83%
2019	34			$12.26	$418	4.14%			—%			5.24%
2018	125			$11.65	$1,453	2.59%			—%			0.34%
2017	95			$11.61	$1,104	2.63%			—%			1.40%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2021	54			$34.68	$1,882	0.43%			—%			23.77%
2020	64			$28.02	$1,788	0.25%			—%			8.60%
2019	71			$25.80	$1,831	0.46%			—%			24.82%
2018	74			$20.67	$1,530	0.85%			—%			(8.62)%
2017	32			$22.62	$721	0.54%			—%			11.59%

Government & High Quality Bond Class 1:
2021	3,576	$14.91	to	$13.51	$53,290	2.23%	—%	to	0.75%	(1.32)%	to	(2.03)%
2020	3,818	$15.11	to	$13.79	$57,666	2.59%	—%	to	0.75%	2.86%	to	2.07%
2019	3,674	$14.69	to	$13.51	$53,941	2.89%	—%	to	0.75%	0.62%	to	5.63%
2018	3,111	$13.80	to	$12.79	$42,915	3.78%	—%	to	0.75%	0.95%	to	0.16%
2017	3,159	$13.67	to	$12.77	$43,181	4.03%	—%	to	0.75%	1.86%	to	1.11%

International Emerging Markets Class 1:
2021	901	$50.94	to	$44.08	$46,004	0.44%	—%	to	0.75%	0.57%	to	(0.18)%
2020	915	$50.65	to	$44.16	$46,470	2.44%	—%	to	0.75%	19.23%	to	18.36%
2019	1,023	$42.48	to	$37.31	$43,551	0.90%	—%	to	0.75%	6.87%	to	16.70%
2018	1,101	$36.22	to	$31.97	$39,874	1.21%	—%	to	0.75%	(21.02)%	to	(21.60)%
2017	1,143	$45.86	to	$40.78	$52,398	1.28%	—%	to	0.75%	40.85%	to	39.75%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Invesco American Franchise Series I:
2021	112	$42.59	to	$39.61	$4,774	—%	—%	to	0.75%	11.90%	to	11.08%
2020	103	$38.06	to	$35.66	$3,913	0.07%	—%	to	0.75%	42.39%	to	41.28%
2019	108	$26.73	to	$25.24	$2,882	—%	—%	to	0.75%	36.73%	to	35.77%
2018	116	$19.55	to	$18.59	$2,267	—%	—%	to	0.75%	(3.60)%	to	(4.37)%
2017	114	$20.28	to	$19.44	$2,311	0.08%	—%	to	0.75%	27.31%	to	26.40%

Invesco American Franchise Series II:
2021	111			$41.56	$4,632	—%			—%			11.66%
2020	106			$37.22	$3,950	—%			—%			42.01%
2019	105			$26.21	$2,758	—%			—%			8.13%
2018	108			$19.21	$2,078	—%			—%			(3.90)%
2017	104			$19.99	$2,089	—%			—%			27.00%

Invesco American Value Series I:
2021	18	$15.63	to	$14.87	$281	0.39%	—%	to	0.75%	28.01%	to	26.99%
2020	16	$12.21	to	$11.71	$195	1.10%	—%	to	0.75%	1.08%	to	0.43%
2019	12	$12.08	to	$11.66	$143	0.75%	—%	to	0.75%	7.28%	to	24.04%
2018	10	$9.66	to	$9.40	$96	0.51%	—%	to	0.75%	(12.66)%	to	(13.28)%
2017	9	$11.06	to	$10.84	$99	0.89%	—%	to	0.75%	9.94%	to	9.16%

Invesco Core Equity Series I:
2021	205	$39.81	to	$34.10	$8,148	0.67%	—%	to	0.75%	27.76%	to	26.77%
2020	214	$31.16	to	$26.90	$6,651	1.36%	—%	to	0.75%	13.85%	to	13.03%
2019	234	$27.37	to	$23.80	$6,409	0.96%	—%	to	0.75%	28.98%	to	27.96%
2018	258	$21.22	to	$18.60	$5,475	0.84%	—%	to	0.75%	(9.43)%	to	(10.06)%
2017	310	$23.43	to	$20.68	$7,253	1.05%	—%	to	0.75%	13.19%	to	12.33%

Invesco Core Equity Series II:
2021	215			$56.01	$12,067	0.45%			—%			27.38%
2020	220			$43.97	$9,688	1.06%			—%			13.56%
2019	252			$38.72	$9,763	0.17%			—%			6.34%
2018	277			$30.09	$8,323	—%			—%			(9.61)%
2017	300			$33.29	$9,998	0.81%			—%			12.89%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)		Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Invesco Discovery Mid Cap Growth Series I:
2021 (17)	257	$17.86	to	$17.64	$4,596	—%		—%	to	0.75%	19.07%	to	18.23%
2020 (10)	265	$15.00	to	$14.92	$3,978	—%		—%	to	0.75%	48.22%	to	47.58%

Invesco Global Real Estate Series I:
2021	86			$15.02	$1,285	2.72%				—%			25.69%
2020	97			$11.95	$1,158	5.30%				—%			(12.33)%
2019	86			$13.63	$1,166	4.70%	*			—%			23.01%
2018	88			$11.08	$972	3.92%				—%			(6.18)%
2017	77			$11.81	$911	3.13%				—%			13.12%

Invesco Health Care Series I:
2021	494	$48.57	to	$41.60	$24,015	0.20%		—%	to	0.75%	12.30%	to	11.47%
2020	525	$43.25	to	$37.32	$22,697	0.32%		—%	to	0.75%	14.48%	to	13.57%
2019	529	$37.78	to	$32.86	$19,992	0.04%		—%	to	0.75%	14.07%	to	31.55%
2018	573	$28.51	to	$24.98	$16,348	—%		—%	to	0.75%	0.88%	to	0.12%
2017	616	$28.26	to	$24.95	$17,407	0.36%		—%	to	0.75%	15.82%	to	14.98%

Invesco International Growth Series I:
2021	392			$41.87	$16,404	1.28%				—%			5.89%
2020	411			$39.54	$16,235	2.39%				—%			14.01%
2019	420			$34.68	$14,563	1.42%				—%			28.54%
2018	596			$26.98	$16,083	1.93%				—%			(14.97)%
2017	800			$31.73	$25,386	1.46%				—%			22.98%

Invesco Main Street Mid Cap Series II:
2021 (18)	25	$32.97	to	$30.44	$814	0.28%		—%	to	0.75%	22.88%	to	21.96%
2020	16	$26.83	to	$24.96	$421	0.51%		—%	to	0.75%	8.93%	to	8.10%
2019	14	$24.63	to	$23.09	$355	0.22%		—%	to	0.75%	6.62%	to	24.14%
2018	18	$19.70	to	$18.60	$345	0.12%		—%	to	0.75%	(11.58)%	to	(12.26)%
2017	31	$22.28	to	$21.20	$687	0.35%		—%	to	0.75%	14.67%	to	13.79%

Invesco Main Street Small Cap Series II:
2021 (19)	219			$44.14	$9,649	0.19%				—%			22.27%
2020	197			$36.10	$7,122	0.37%				—%			19.62%
2019	199			$30.18	$6,016	—%				—%			6.23%
2018	211			$23.93	$5,048	0.06%				—%			(10.51)%
2017	172			$26.74	$4,589	0.64%				—%			13.88%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Invesco Small Cap Equity Series I:
2021	374	$33.30	to	$29.83	$12,788	0.17%	—%	to	0.75%	20.39%	to	19.51%
2020	374	$27.66	to	$24.96	$10,603	0.35%	—%	to	0.75%	27.23%	to	26.32%
2019	437	$22.74	to	$19.76	$9,708	—%	—%	to	0.75%	26.61%	to	25.62%
2018	478	$17.17	to	$15.73	$8,387	—%	—%	to	0.75%	(15.08)%	to	(15.70)%
2017	496	$20.22	to	$18.66	$10,240	—%	—%	to	0.75%	14.04%	to	13.23%

Invesco Technology Series I:
2021	402	$35.28	to	$30.22	$14,170	—%	—%	to	0.75%	14.40%	to	13.57%
2020	413	$30.84	to	$26.61	$12,726	—%	—%	to	0.75%	46.16%	to	45.01%
2019	405	$21.10	to	$18.35	$8,533	—%	—%	to	0.75%	35.87%	to	34.83%
2018	481	$15.53	to	$13.61	$7,456	—%	—%	to	0.75%	(0.45)%	to	(1.16)%
2017	403	$15.60	to	$13.77	$6,285	—%	—%	to	0.75%	35.06%	to	34.08%

Janus Henderson Balanced Service Shares:
2021	811			$51.46	$41,748	0.88%			—%			16.90%
2020	800			$44.02	$35,208	2.05%			—%			14.04%
2019	771			$38.60	$29,768	1.65%			—%			22.27%
2018	706			$31.57	$22,282	1.79%			—%			0.41%
2017	627			$31.44	$19,717	1.38%			—%			18.15%

Janus Henderson Enterprise Service Shares:
2021	1,230	$65.29	to	$55.93	$80,282	0.24%	—%	to	0.75%	16.55%	to	15.68%
2020	1,323	$56.02	to	$48.35	$74,115	0.05%	—%	to	0.75%	19.17%	to	18.30%
2019	1,527	$47.01	to	$40.87	$71,794	0.05%	—%	to	0.75%	5.66%	to	34.13%
2018	1,402	$34.78	to	$30.47	$48,773	0.13%	—%	to	0.75%	(10.52)%	to	(1.42)%
2017	1,275	$35.01	to	$30.91	$44,649	0.53%	—%	to	0.75%	27.08%	to	26.16%

Janus Henderson Flexible Bond Service Shares:
2021	1,544			$26.03	$40,193	2.24%			—%			(1.10)%
2020	1,683			$26.32	$44,288	2.45%			—%			10.26%
2019	1,621			$23.87	$38,697	2.75%			—%			9.24%
2018	1,912			$21.85	$41,777	2.62%			—%			(1.27)%
2017	2,221			$22.13	$49,161	2.49%			—%			3.36%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Janus Henderson Forty Service Shares:
2021	435			$52.37	$22,799	0.54%			—%			22.62%
2020	455			$42.71	$19,438	0.63%			—%			39.03%
2019	486			$30.72	$14,937	0.02%			—%			6.85%
2018	547			$22.45	$12,281	1.27%			—%			1.72%
2017	454			$22.07	$10,018	—%			—%			29.98%

Janus Henderson Global Research Service Shares:
2021	145			$36.08	$5,244	0.37%			—%			17.79%
2020	175			$30.63	$5,370	0.63%			—%			19.79%
2019	192			$25.57	$4,909	0.87%			—%			28.69%
2018	207			$19.87	$4,113	1.04%			—%			(7.06)%
2017	125			$21.38	$2,662	0.66%			—%			26.66%

Janus Henderson Global Technology and Innovation Service Shares:
2021	263	$20.78	to	$20.38	$5,460	0.64%	—%	to	0.75%	17.73%	to	16.86%
2020	234	$17.65	to	$17.44	$4,126	—%	—%	to	0.75%	50.73%	to	49.57%
2019 (9)	34	$11.71	to	$11.66	$399	—%	—%	to	0.75%	8.73%	to	16.60%

Janus Henderson Overseas Service Shares:
2021	81			$39.78	$3,215	1.05%			—%			13.30%
2020	78			$35.11	$2,722	1.19%			—%			15.99%
2019	111			$30.27	$3,349	1.81%			—%			26.71%
2018	132			$23.89	$3,150	1.67%			—%			(15.13)%
2017	130			$28.15	$3,649	1.55%			—%			30.81%

JP Morgan Core Bond Class I:
2021	364			$16.73	$6,081	1.90%			—%			(1.36)%
2020	354			$16.96	$6,008	1.79%			—%			7.89%
2019	211			$15.72	$3,318	2.51%			—%			8.12%
2018	190			$14.54	$2,767	2.24%			—%			0.07%
2017	203			$14.53	$2,953	2.35%			—%			3.56%

JP Morgan Small Cap Core Class I:
2021	47			$59.95	$2,843	0.47%			—%			21.38%
2020	56			$49.39	$2,751	1.00%			—%			13.70%
2019	88			$43.44	$3,827	0.40%			—%			24.58%
2018	107			$34.87	$3,740	0.39%			—%			(11.94)%
2017	150			$39.60	$5,930	0.32%			—%			15.25%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

LargeCap Growth I Class 1:
2021	3,882	$72.28	to	$60.03	$458,753	—%	—%	to	0.75%	21.89%	to	20.98%
2020	4,019	$59.29	to	$49.62	$389,617	0.03%	—%	to	0.75%	36.17%	to	35.17%
2019	4,456	$72.40	to	$36.71	$317,348	0.05%	—%	to	0.75%	7.45%	to	33.93%
2018	3,602	$32.27	to	$27.41	$190,724	0.04%	—%	to	0.75%	3.60%	to	2.81%
2017	3,682	$31.15	to	$26.66	$187,992	0.03%	—%	to	0.75%	33.75%	to	32.70%

LargeCap S&P 500 Index Class 1:
2021	8,254	$50.94	to	$44.51	$420,418	1.39%	—%	to	0.75%	28.34%	to	27.35%
2020	7,971	$39.69	to	$34.95	$316,374	1.67%	—%	to	0.75%	18.09%	to	17.20%
2019	6,347	$33.61	to	$29.82	$213,356	1.89%	—%	to	0.75%	6.63%	to	30.10%
2018	6,210	$25.64	to	$22.92	$159,228	1.73%	—%	to	0.75%	(4.58)%	to	(5.29)%
2017	5,891	$26.87	to	$24.20	$158,276	1.68%	—%	to	0.75%	21.47%	to	20.58%

Lord Abbett Series Fund Developing Growth Class VC:
2021	93	$33.49	to	$32.11	$3,107	—%	—%	to	0.75%	(2.76)%	to	(3.46)%
2020	86	$34.44	to	$33.26	$2,960	—%	—%	to	0.75%	72.63%	to	71.27%
2019	40	$19.95	to	$19.42	$801	—%	—%	to	0.75%	4.56%	to	30.77%
2018	36	$15.14	to	$14.85	$552	—%	—%	to	0.75%	4.85%	to	4.14%
2017	1	$14.44	to	$14.26	$11	—%	—%	to	0.75%	29.97%	to	28.93%

MFS Blended Research Small Cap Equity Service Class:
2021	131	$21.50	to	$20.61	$2,806	0.62%	—%	to	0.75%	29.21%	to	28.17%
2020	114	$16.64	to	$16.08	$1,902	0.62%	—%	to	0.75%	2.09%	to	1.39%
2019	94	$16.30	to	$15.86	$1,529	0.49%	—%	to	0.75%	8.09%	to	25.38%
2018	55	$12.90	to	$12.65	$713	0.70%	—%	to	0.75%	(5.36)%	to	(6.02)%
2017	7	$13.63	to	$13.46	$98	0.74%	—%	to	0.75%	14.73%	to	13.78%

MFS Global Equity Service Class:
2021	289			$42.32	$12,224	0.46%			—%			16.87%
2020	310			$36.21	$11,230	0.99%			—%			13.05%
2019	295			$32.03	$9,456	0.99%			—%			30.20%
2018	235			$24.60	$5,773	0.71%			—%			(9.92)%
2017	252			$27.31	$6,895	0.72%			—%			23.74%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

MFS Growth Service Class:
2021	661			$87.24	$57,695	—%			—%			23.24%
2020	684			$70.79	$48,412	—%			—%			31.53%
2019	799			$53.82	$43,012	—%			—%			37.79%
2018	805			$39.06	$31,443	—%			—%			2.41%
2017	767			$38.14	$29,261	—%			—%			31.07%

MFS Inflation-Adjusted Bond Service Class:
2021	249			$12.31	$3,060	0.83%			—%			1.32%
2020	79			$12.15	$964	0.26%			—%			13.23%
2019	35			$10.73	$374	1.54%			—%			8.06%
2018	12			$9.93	$117	1.63%			—%			(4.70)%
2017	5			$10.42	$52	—%			—%			7.98%

MFS International Intrinsic Value Service Class:
2021	1,482			$23.36	$34,626	0.14%			—%			10.29%
2020	1,415			$21.18	$29,981	0.78%			—%			20.20%
2019	1,239			$17.62	$21,840	1.53%			—%			25.68%
2018	924			$14.02	$12,961	0.94%			—%			(9.72)%
2017	749			$15.53	$11,636	1.34%			—%			26.78%

MFS Mid Cap Growth Service Class:
2021	8			$55.38	$448	—%			—%			13.86%
2020	8			$48.64	$389	—%			—%			36.13%
2019	15			$35.73	$552	—%			—%			38.27%
2018	75			$25.84	$1,940	—%			—%			0.94%
2017	27			$25.60	$694	—%			—%			26.67%

MFS Mid Cap Value Portfolio Service Class:
2021	256	$18.96	to	$18.04	$4,861	0.74%	—%	to	0.75%	30.58%	to	29.69%
2020	195	$14.52	to	$13.91	$2,834	1.01%	—%	to	0.75%	3.71%	to	2.88%
2019	215	$14.00	to	$13.52	$3,016	0.72%	—%	to	0.75%	5.98%	to	29.75%
2018	103	$10.71	to	$10.42	$1,105	0.68%	—%	to	0.75%	(11.63)%	to	(12.29)%
2017	89	$12.12	to	$11.88	$1,083	1.04%	—%	to	0.75%	13.38%	to	12.50%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

MFS New Discovery Service Class:
2021	266	$68.19	to	$62.97	$18,119	—%	—%	to	0.75%	1.56%	to	0.82%
2020	299	$67.14	to	$62.46	$20,073	—%	—%	to	0.75%	45.58%	to	44.48%
2019	347	$46.12	to	$43.23	$15,987	—%	—%	to	0.75%	8.70%	to	40.22%
2018	381	$32.64	to	$30.83	$12,422	—%	—%	to	0.75%	(1.72)%	to	(2.47)%
2017	343	$33.21	to	$31.61	$11,406	—%	—%	to	0.75%	26.32%	to	25.39%

MFS New Discovery Value Service Class:
2021	123	$22.89	to	$21.95	$2,812	0.67%	—%	to	0.75%	33.86%	to	32.87%
2020	105	$17.10	to	$16.52	$1,802	0.74%	—%	to	0.75%	3.76%	to	2.99%
2019	62	$16.48	to	$16.04	$1,019	0.37%	—%	to	0.75%	6.32%	to	32.45%
2018	25	$12.35	to	$12.11	$310	0.28%	—%	to	0.75%	(11.02)%	to	(11.67)%
2017	20	$13.88	to	$13.71	$281	0.92%	—%	to	0.75%	15.00%	to	14.15%

MFS Research International Portfolio Service Class:
2021	236			$15.94	$3,762	0.67%			—%			11.24%
2020	188			$14.33	$2,693	1.77%			—%			12.75%
2019	219			$12.71	$2,787	1.22%			—%			27.61%
2018	219			$9.96	$2,182	1.18%			—%			(14.29)%
2017	253			$11.62	$2,945	1.69%			—%			27.97%

MFS Total Return Service Class:
2021	201			$26.03	$5,227	1.73%			—%			13.82%
2020	177			$22.87	$4,038	2.00%			—%			9.53%
2019	164			$20.88	$3,416	2.30%			—%			20.14%
2018	149			$17.38	$2,595	2.03%			—%			(5.90)%
2017	118			$18.47	$2,181	2.30%			—%			12.08%

MFS Utilities Service Class:
2021	204			$25.59	$5,219	1.53%			—%			13.83%
2020	212			$22.48	$4,760	2.23%			—%			5.64%
2019	216			$21.28	$4,604	3.77%			—%			2.60%
2018	225			$17.05	$3,845	0.85%			—%			0.77%
2017	223			$16.92	$3,765	4.16%			—%			14.48%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

MFS Value Service Class:
2021	898			$51.26	$46,006	1.19%			—%			25.18%
2020	860			$40.95	$35,229	1.36%			—%			3.20%
2019	1,023			$39.68	$40,604	1.91%			—%			29.50%
2018	1,041			$30.64	$31,883	1.30%			—%			(10.36)%
2017	1,125			$34.18	$38,445	1.74%			—%			17.38%

MidCap Class 1:
2021	1,515	$144.09	to	$504.06	$287,850	0.13%	—%	to	0.75%	25.52%	to	24.59%
2020	1,616	$114.79	to	$404.58	$244,972	0.72%	—%	to	0.75%	16.24%	to	17.45%
2019	1,824	$97.00	to	$344.48	$233,335	0.27%	—%	to	0.75%	43.09%	to	42.03%
2018	2,005	$67.79	to	$242.54	$179,111	0.28%	—%	to	0.75%	(6.55)%	to	(7.25)%
2017	2,188	$72.54	to	$261.50	$209,664	0.54%	—%	to	0.75%	25.52%	to	24.58%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2021	105			$24.32	$2,553	—%			—%			12.75%
2020	60			$21.57	$1,298	—%			—%			39.70%
2019	52			$15.44	$796	—%			—%			32.53%
2018	53			$11.65	$618	—%			—%			(6.58)%
2017	62			$12.47	$770	—%			—%			24.58%

Neuberger Berman AMT Sustainable Equity I Class:
2021	509			$16.16	$8,225	0.38%			—%			23.45%
2020	533			$13.09	$6,979	0.62%			—%			19.54%
2019 (8)	899			$10.95	$9,838	0.54%			—%			6.52%

PIMCO All Asset Administrative Class:
2021	159			$17.33	$2,758	11.13%			—%			16.23%
2020	130			$14.91	$1,933	5.07%			—%			8.04%
2019	157			$13.80	$2,164	2.88%			—%			11.83%
2018	219			$12.34	$2,702	3.13%			—%			(5.37)%
2017	242			$13.04	$3,162	4.84%			—%			13.49%

PIMCO Commodity Real Return Strategy Administrative Class:
2021	453			$8.28	$3,751	3.87%			—%			33.33%
2020	129			$6.21	$799	6.12%			—%			1.31%
2019	115			$6.13	$705	4.37%			—%			11.45%
2018	110			$5.50	$607	2.15%			—%			(14.06)%
2017	105			$6.40	$671	10.99%			—%			2.07%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

PIMCO Emerging Market Bond Administrative Class:
2021	143	$14.68	$2,097	4.48%	—%	(2.59)%
2020	122	$15.07	$1,833	4.50%	—%	6.73%
2019	90	$14.12	$1,270	4.39%	—%	14.80%
2018	95	$12.30	$1,170	4.15%	—%	(4.73)%
2017	101	$12.91	$1,298	4.97%	—%	9.87%

PIMCO High Yield Administrative Class:
2021	980	$21.97	$21,532	4.42%	—%	3.63%
2020	922	$21.20	$19,536	4.80%	—%	5.74%
2019	848	$20.05	$16,989	4.88%	—%	14.77%
2018	744	$17.47	$13,003	5.09%	—%	(2.67)%
2017	660	$17.95	$11,845	4.80%	—%	6.65%

PIMCO Long-Term U.S. Government Administrative Class:
2021	67	$14.86	$998	1.56%	—%	(4.74)%
2020	84	$15.60	$1,310	1.53%	—%	17.38%
2019	19	$13.29	$252	2.25%	—%	13.40%
2018	62	$11.72	$730	2.39%	—%	(2.41)%
2017	60	$12.01	$724	2.16%	—%	8.98%

PIMCO Low Duration Administrative Class:
2021	647	$10.88	$7,041	0.53%	—%	(0.91)%
2020	159	$10.98	$1,747	1.14%	—%	3.00%
2019	147	$10.66	$1,564	2.68%	—%	4.00%
2018	49	$10.25	$502	2.11%	—%	0.39%
2017	3	$10.21	$31	1.18%	—%	1.29%

PIMCO Real Return Administrative Class:
2021	1,294	$16.13	$20,869	4.93%	—%	5.63%
2020	1,282	$15.27	$19,584	1.45%	—%	11.70%
2019	936	$13.67	$12,805	1.65%	—%	8.49%
2018	852	$12.60	$10,742	2.44%	—%	(2.25)%
2017	830	$12.89	$10,701	2.36%	—%	3.70%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

PIMCO Short-Term Administrative Class:
2021	3,692			$12.08	$44,606	1.08%			—%			(0.08)%
2020	3,666			$12.09	$44,313	1.23%			—%			2.28%
2019	3,413			$11.82	$40,357	2.42%			—%			2.78%
2018	2,576			$11.50	$29,633	2.13%			—%			1.50%
2017	2,133			$11.33	$24,166	1.67%			—%			2.44%

PIMCO Total Return Administrative Class:
2021	2,719			$15.64	$42,494	1.83%			—%			(1.26)%
2020	3,170			$15.84	$50,184	2.12%			—%			8.72%
2019	3,344			$14.57	$48,734	2.99%			—%			8.33%
2018	3,288			$13.45	$44,224	2.54%			—%			(0.52)%
2017	3,270			$13.52	$44,213	2.00%			—%			4.89%

Principal Capital Appreciation Class 1:
2021	1,324	$25.24	to	$24.00	$33,406	0.87%	—%	to	0.75%	27.86%	to	26.92%
2020	1,346	$19.74	to	$18.91	$26,569	1.29%	—%	to	0.75%	18.70%	to	17.82%
2019	1,445	$16.63	to	$16.05	$24,031	1.60%	—%	to	0.75%	5.92%	to	31.45%
2018	1,522	$12.55	to	$12.21	$19,104	1.15%	—%	to	0.75%	(3.46)%	to	(4.08)%
2017	1,574	$13.00	to	$12.73	$20,451	1.25%	—%	to	0.75%	20.82%	to	19.76%

Principal LifeTime 2010 Class 1:
2021	828	$26.18	to	$28.45	$21,677	1.76%	—%	to	0.75%	5.91%	to	5.14%
2020	775	$24.72	to	$27.06	$19,159	2.48%	—%	to	0.75%	11.40%	to	10.58%
2019	654	$22.19	to	$24.47	$14,518	2.86%	—%	to	0.75%	2.40%	to	13.23%
2018	731	$19.45	to	$21.61	$14,211	3.00%	—%	to	0.75%	(3.86)%	to	(4.59)%
2017	861	$20.23	to	$22.65	$17,414	2.08%	—%	to	0.75%	11.40%	to	10.60%

Principal LifeTime 2020 Class 1:
2021	3,589	$31.76	to	$34.73	$114,028	1.65%	—%	to	0.75%	9.18%	to	8.36%
2020	3,854	$29.09	to	$32.05	$112,185	2.60%	—%	to	0.75%	12.88%	to	12.02%
2019	4,162	$25.77	to	$28.61	$107,316	2.42%	—%	to	0.75%	3.33%	to	17.25%
2018	4,063	$21.83	to	$24.40	$88,691	2.75%	—%	to	0.75%	(5.37) %*	to	(6.12)%
2017	4,008	$23.07	to	$25.99	$92,474	1.98%	—%	to	0.75%	15.00%	to	14.14%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Principal LifeTime 2030 Class 1:
2021	5,187	$35.08	to	$39.84	$182,007	1.37%	—%	to	0.75%	12.79%	to	11.97%
2020	5,060	$31.10	to	$35.58	$157,417	2.12%	—%	to	0.75%	14.88%	to	14.00%
2019	4,408	$27.07	to	$31.21	$119,380	2.14%	—%	to	0.75%	4.32%	to	21.11%
2018	3,719	$22.20	to	$25.77	$82,562	2.57%	—%	to	0.75%	(7.04)%	to	(7.77)%
2017	3,400	$23.88	to	$27.94	$81,209	1.65%	—%	to	0.75%	18.28%	to	17.39%

Principal LifeTime 2040 Class 1:
2021	2,668	$38.93	to	$44.72	$103,890	1.29%	—%	to	0.75%	15.28%	to	14.43%
2020	2,448	$33.76	to	$39.08	$82,669	2.01%	—%	to	0.75%	16.09%	to	15.25%
2019	2,222	$29.08	to	$33.91	$64,652	1.92%	—%	to	0.75%	4.91%	to	23.80%
2018	1,991	$23.32	to	$27.39	$46,443	2.09%	—%	to	0.75%	(7.86)%	to	(8.55)%
2017	1,797	$25.31	to	$29.95	$45,470	1.39%	—%	to	0.75%	20.70%	to	19.80%

Principal LifeTime 2050 Class 1:
2021	1,242	$40.67	to	$47.31	$50,587	1.15%	—%	to	0.75%	17.03%	to	16.16%
2020	989	$34.75	to	$40.73	$34,417	1.87%	—%	to	0.75%	16.65%	to	15.81%
2019	827	$29.79	to	$35.17	$24,643	1.90%	—%	to	0.75%	5.34%	to	25.43%
2018	802	$23.58	to	$28.04	$18,910	2.03%	—%	to	0.75%	(8.64)%	to	(9.34)%
2017	726	$25.81	to	$30.93	$18,728	1.30%	—%	to	0.75%	22.15%	to	21.25%

Principal LifeTime 2060 Class 1:
2021	523	$23.95	to	$22.45	$12,518	1.04%	—%	to	0.75%	17.98%	to	17.11%
2020	425	$20.30	to	$19.17	$8,620	1.56%	—%	to	0.75%	16.53%	to	15.69%
2019	368	$17.42	to	$16.57	$6,408	1.46%	—%	to	0.75%	5.64%	to	26.30%
2018	253	$13.69	to	$13.12	$3,466	1.93%	—%	to	0.75%	(9.22)%	to	(9.95)%
2017	311	$15.08	to	$14.57	$4,691	0.97%	—%	to	0.75%	22.70%	to	21.82%

Principal LifeTime Strategic Income Class 1:
2021	870	$22.69	to	$22.80	$19,754	1.88%	—%	to	0.75%	4.51%	to	3.78%
2020	945	$21.71	to	$21.97	$20,523	2.44%	—%	to	0.75%	10.32%	to	9.47%
2019	779	$19.68	to	$20.07	$15,328	2.67%	—%	to	0.75%	1.97%	to	11.62%
2018	515	$17.50	to	$17.98	$9,024	2.94%	—%	to	0.75%	(3.05)%	to	(3.75)%
2017	512	$18.05	to	$18.68	$9,248	2.34%	—%	to	0.75%	8.80%	to	7.98%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Putnam VT Growth Opportunities Class IB:
2021	1,524	$31.34	to	$30.16	$47,763	—%	—%	to	0.75%	22.66%	to	21.76%
2020	1,687	$25.55	to	$24.77	$43,096	0.04%	—%	to	0.75%	38.71%	to	37.61%
2019	1,814	$18.42	to	$18.00	$33,423	0.13%	—%	to	0.75%	6.78%	to	35.75%
2018	1,947	$13.47	to	$13.26	$26,234	—%	—%	to	0.75%	2.36%	to	1.61%
2017	2,123	$13.16	to	$13.05	$27,937	0.10%	—%	to	0.75%	30.95%	to	29.98%

Putnam VT International Equity Class IB:
2021	64			$26.48	$1,708	0.90%			—%			8.84%
2020	56			$24.33	$1,354	1.50%			—%			12.07%
2019	47			$21.71	$1,015	1.29%			—%			25.20%
2018	36			$17.34	$626	1.45%			—%			(19.12)%
2017	43			$21.44	$916	2.19%			—%			26.56%

Putnam VT International Value Class IB:
2021	1			$13.41	$20	0.44%			—%			15.01%
2020 (11)	—			$11.66	$—	—%			—%			15.10%

Putnam VT Large Cap Value Class 1B:
2021 (20)	101			$18.18	$1,831	1.10%			—%			27.31%
2020	91			$14.28	$1,296	1.33%			—%			5.78%
2019	54			$13.50	$729	2.13%			—%			30.43%
2018	65			$10.35	$677	0.71%			—%			(8.49)%
2017 (4)	76			$11.31	$863	—%			—%			13.21%

Real Estate Securities Class 1:
2021	714	$131.62	to	$97.49	$94,116	1.44%	—%	to	0.75%	40.44%	to	39.39%
2020	708	$93.72	to	$69.94	$66,464	1.96%	—%	to	0.75%	(3.41)%	to	(4.14)%
2019	847	$97.03	to	$72.96	$82,312	1.79%	—%	to	0.75%	(0.88)%	to	30.29%
2018 (7)	916	$73.92	to	$56.00	$67,765	1.81%	—%	to	0.75%	(4.22)%	to	(4.94)%
2017	974	$77.18	to	$58.91	$75,297	1.75%	—%	to	0.75%	9.20%	to	8.39%

Rydex Basic Materials:
2021	38			$14.59	$555	0.61%			—%			23.02%
2020	36			$11.86	$421	1.33%			—%			19.68%
2019	37			$9.91	$366	—%			—%			21.45%
2018 (7)	—			$8.16	$—	—%			—%			(18.56)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Rydex Utilities:
2021	18			$14.09	$247	1.66%			—%			14.55%
2020	21			$12.30	$264	—%			—%			(5.17)%
2019	3			$12.97	$34	—%			—%			18.99%
2018 (7)	—			$10.90	$—	—%			—%			9.66%

SAM Balanced Portfolio Class 1:
2021	3,724	$27.22	to	$35.76	$101,471	1.57%	—%	to	0.75%	13.74%	to	12.88%
2020	3,710	$23.93	to	$31.68	$88,875	2.24%	—%	to	0.75%	11.25%	to	10.46%
2019	3,806	$21.51	to	$28.68	$81,942	2.52%	—%	to	0.75%	3.81%	to	19.10%
2018	3,966	$17.93	to	$24.08	$71,152	3.07%	—%	to	0.75%	(5.03)%	to	(5.75)%
2017	4,082	$18.88	to	$25.55	$77,137	2.13%	—%	to	0.75%	15.19%	to	14.32%

SAM Conservative Balanced Portfolio Class 1:
2021	2,626	$24.20	to	$28.46	$63,551	1.84%	—%	to	0.75%	9.70%	to	8.92%
2020	2,557	$22.06	to	$26.13	$56,420	2.39%	—%	to	0.75%	9.59%	to	8.78%
2019	2,643	$20.12	to	$24.02	$53,200	2.92%	—%	to	0.75%	2.86%	to	14.98%
2018	2,524	$17.37	to	$20.89	$43,839	3.45%	—%	to	0.75%	(3.50)%	to	(4.22)%
2017	2,363	$18.00	to	$21.81	$42,524	2.79%	—%	to	0.75%	11.46%	to	10.65%

SAM Conservative Growth Portfolio Class 1:
2021	2,936	$29.57	to	$43.87	$86,924	1.21%	—%	to	0.75%	17.71%	to	16.86%
2020	3,113	$25.12	to	$37.54	$78,262	1.88%	—%	to	0.75%	12.95%	to	12.09%
2019	3,157	$22.24	to	$33.49	$70,267	1.84%	—%	to	0.75%	4.71%	to	23.12%
2018	3,304	$17.93	to	$27.20	$59,275	2.79%	—%	to	0.75%	(6.61)%	to	(7.29)%
2017	3,229	$19.20	to	$29.34	$62,036	1.56%	—%	to	0.75%	19.78%	to	18.88%

SAM Flexible Income Portfolio Class 1:
2021	1,309	$22.45	to	$24.56	$29,405	2.37%	—%	to	0.75%	6.85%	to	6.09%
2020	1,238	$21.00	to	$23.15	$26,011	2.74%	—%	to	0.75%	7.25%	to	6.44%
2019	1,279	$19.58	to	$21.75	$25,045	3.50%	—%	to	0.75%	2.03%	to	12.40%
2018	1,200	$17.29	to	$19.35	$20,760	4.04%	—%	to	0.75%	(1.98)%	to	(2.67)%
2017	1,337	$17.64	to	$19.88	$23,582	3.39%	—%	to	0.75%	8.42%	to	7.58%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

SAM Strategic Growth Portfolio Class 1:
2021	2,951	$31.14	to	$50.10	$91,994	0.96%	—%	to	0.75%	19.86%	to	18.97%
2020	2,950	$25.98	to	$42.11	$76,715	1.81%	—%	to	0.75%	15.36%	to	14.52%
2019	3,032	$22.52	to	$36.77	$68,324	1.54%	—%	to	0.75%	5.58%	to	26.49%
2018	3,048	$17.67	to	$29.07	$53,884	2.39%	—%	to	0.75%	(8.63)%	to	(9.27)%
2017	3,070	$19.34	to	$32.04	$59,384	1.41%	—%	to	0.75%	22.25%	to	21.32%

Short-Term Income Class 1:
2021	4,586	$14.34	to	$13.00	$65,759	1.53%	—%	to	0.75%	(0.69)%	to	(1.44)%
2020	5,332	$14.44	to	$13.19	$77,009	2.37%	—%	to	0.75%	3.36%	to	2.57%
2019	4,004	$13.97	to	$12.86	$55,945	2.70%	—%	to	0.75%	0.36%	to	3.96%
2018	3,326	$13.35	to	$12.37	$44,389	2.16%	—%	to	0.75%	1.06%	to	0.24%
2017	3,319	$13.21	to	$12.34	$43,851	1.97%	—%	to	0.75%	2.40%	to	1.65%

SmallCap Class 1:
2021	1,823	$56.36	to	$44.20	$102,774	0.31%	—%	to	0.75%	20.12%	to	19.23%
2020	1,910	$46.92	to	$37.07	$89,699	0.51%	—%	to	0.75%	22.19%	to	21.26%
2019	2,177	$38.40	to	$30.57	$83,630	0.33%	—%	to	0.75%	5.67%	to	26.48%
2018	2,361	$30.14	to	$24.17	$71,213	0.30%	—%	to	0.75%	(10.88)%	to	(11.56)%
2017	2,675	$33.82	to	$27.33	$90,502	0.38%	—%	to	0.75%	12.85%	to	12.01%

T. Rowe Price Equity Income Portfolio II:
2021	48			$33.16	$1,589	1.39%			—%			25.18%
2020	74			$26.49	$1,966	2.12%			—%			0.99%
2019	78			$26.23	$2,054	1.97%			—%			26.05%
2018	80			$20.81	$1,666	1.66%			—%			(9.72)%
2017	115			$23.05	$2,646	1.53%			—%			15.77%

T. Rowe Price Health Sciences Portfolio II:
2021	117			$21.31	$2,499	—%			—%			12.87%
2020	130			$18.88	$2,458	—%			—%			29.23%
2019	101			$14.61	$1,477	—%			—%			28.61%
2018	91			$11.36	$1,028	—%			—%			0.89%
2017 (5)	—			$11.26	$2	—%			—%			12.15%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Templeton Developing Markets VIP Class 2:
2021	441			$22.89	$10,100	0.91%			—%			(5.76)%
2020	450			$24.29	$10,922	4.15%			—%			17.23%
2019	441			$20.72	$9,135	1.00%			—%			26.65%
2018	404			$16.36	$6,614	0.86%			—%			(15.80)%
2017	395			$19.43	$7,664	0.96%			—%			40.39%

Templeton Foreign VIP Class 2:
2021	989			$12.69	$12,548	1.83%			—%			4.19%
2020	998			$12.18	$12,158	3.51%			—%			(1.14)%
2019	1,034			$12.32	$12,742	1.71%			—%			12.51%
2018	1,188			$10.95	$13,012	2.68%			—%			(15.44)%
2017	1,193			$12.95	$15,452	2.61%			—%			16.67%

Templeton Global Bond VIP Class 2:
2021	835	$15.01	to	$13.88	$12,556	—%	—%	to	0.75%	(5.00)%	to	(5.71)%
2020	1,031	$15.80	to	$14.72	$16,320	8.61%	—%	to	0.75%	(5.33)%	to	(6.00)%
2019	1,351	$16.68	to	$15.66	$22,564	6.96%	—%	to	0.75%	1.28%	to	1.23%
2018	1,232	$16.38	to	$15.47	$20,179	—%	—%	to	0.75%	1.93%	to	1.18%
2017	1,216	$16.07	to	$15.29	$19,533	—%	—%	to	0.75%	1.97%	to	1.19%

TOPS Managed Risk Balanced ETF Class 2:
2021	44	$16.59	to	$15.43	$725	1.13%	—%	to	0.75%	8.57%	to	7.75%
2020	41	$15.28	to	$14.32	$633	2.29%	—%	to	0.75%	5.89%	to	5.06%
2019	40	$14.43	to	$13.63	$582	1.71%	—%	to	0.75%	3.07%	to	13.77%
2018	62	$12.59	to	$11.98	$786	1.87%	—%	to	0.75%	(6.04)%	to	(6.77)%
2017	49	$13.40	to	$12.85	$652	1.43%	—%	to	0.75%	10.56%	to	9.74%

TOPS Managed Risk Growth ETF Class 2:
2021	64	$18.21	to	$16.94	$1,168	1.05%	—%	to	0.75%	12.55%	to	11.74%
2020	61	$16.18	to	$15.16	$985	2.34%	—%	to	0.75%	5.20%	to	4.41%
2019	92	$15.38	to	$14.52	$1,410	1.87%	—%	to	0.75%	4.84%	to	16.16%
2018	89	$13.14	to	$12.50	$1,172	1.57%	—%	to	0.75%	(8.69)%	to	(9.42)%
2017	83	$14.39	to	$13.80	$1,192	0.88%	—%	to	0.75%	17.66%	to	16.85%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

TOPS Managed Risk Moderate Growth ETF Class 2:
2021	50	$18.01	to	$16.76	$898	1.15%	—%	to	0.75%	11.04%	to	10.26%
2020	48	$16.22	to	$15.20	$783	2.36%	—%	to	0.75%	5.94%	to	5.12%
2019	55	$15.31	to	$14.46	$848	2.20%	—%	to	0.75%	3.87%	to	15.40%
2018	51	$13.17	to	$12.53	$667	0.85%	—%	to	0.75%	(7.19)%	to	(7.94)%
2017	139	$14.19	to	$13.61	$1,971	1.52%	—%	to	0.75%	13.79%	to	13.04%

VanEck Global Resources Class S:
2021 (21)	167	$7.96	to	$7.35	$1,327	0.32%	—%	to	0.75%	18.63%	to	17.79%
2020	147	$6.71	to	$6.24	$988	0.75%	—%	to	0.75%	18.97%	to	17.96%
2019	118	$5.64	to	$5.29	$667	—%	—%	to	0.75%	8.25%	to	10.67%
2018	290	$5.06	to	$4.78	$1,466	—%	—%	to	0.75%	(28.43)%	to	(28.97)%
2017	161	$7.07	to	$6.73	$1,139	—%	—%	to	0.75%	(1.94)%	to	(2.60)%

VanEck Global Resources Initial Class:
2021 (22)	911			$9.49	$8,646	0.43%			—%			18.92%
2020	794			$7.98	$6,332	0.92%			—%			19.10%
2019	751			$6.70	$5,029	—%			—%			11.85%
2018	1,086			$5.99	$6,504	—%			—%			(28.26)%
2017	1,144			$8.35	$9,553	—%			—%			(1.65)%

Vanguard VIF Balanced:
2021	894			$52.41	$46,850	1.77%			—%			19.01%
2020	956			$44.04	$42,114	2.83%			—%			10.68%
2019	1,015			$39.79	$40,373	2.91%			—%			22.47%
2018	1,264			$32.49	$41,063	2.37%			—%			(3.39)%
2017	1,376			$33.63	$46,265	2.34%			—%			14.70%

Vanguard VIF Equity Index:
2021	3,554			$62.33	$221,518	1.25%			—%			28.57%
2020	3,589			$48.48	$173,986	1.74%			—%			18.19%
2019	3,828			$41.02	$157,005	1.95%			—%			31.31%
2018	4,222			$31.24	$131,905	1.67%			—%			(4.49)%
2017	4,299			$32.71	$140,644	1.76%			—%			21.64%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Vanguard VIF Global Bond Index:
2021	90			$10.07	$908	2.02%			—%			(1.85)%
2020 (11)	—			$10.26	$5	—%			—%			2.40%

Vanguard VIF Mid-Cap Index:
2021	2,092			$71.14	$148,852	1.06%			—%			24.35%
2020	1,963			$57.21	$112,287	1.52%			—%			18.08%
2019	2,093			$48.45	$101,400	1.41%			—%			30.88%
2018	1,955			$37.02	$72,389	1.17%			—%			(9.33)%
2017	1,885			$40.83	$76,988	1.14%			—%			19.07%

Wanger International:
2021	162	$17.32	to	$16.48	$2,807	0.58%	—%	to	0.75%	18.87%	to	17.97%
2020	160	$14.57	to	$13.97	$2,327	2.10%	—%	to	0.75%	14.36%	to	13.48%
2019	161	$12.74	to	$12.31	$2,053	0.86%	—%	to	0.75%	8.43%	to	29.04%
2018	141	$9.80	to	$9.54	$1,384	2.05%	—%	to	0.75%	(17.72)%	to	(18.32)%
2017	102	$11.91	to	$11.68	$1,217	1.44%	—%	to	0.75%	32.92%	to	31.98%

(*)	We identified immaterial corrections for certain divisions related to the the investment income ratio and total return corresponding to the low/high expense ratio, which were corrected in 2021.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations May 12, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(5)	Commenced operations May 15, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(6)	Commenced operations May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(7)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(8)	Commenced operations April 29, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(9)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(10)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(11)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(12)	Represented the operations of Wells Fargo VT Index Asset Allocation Class 2 Division until December 6, 2021.
(13)	Represented the operations of Wells Fargo VT Omega Growth Class 2 Division until December 6, 2021.
(14)	Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.
(15)	Represented the operations of American Century VP Income & Growth Class II Division until June 7, 2021.
(16)	Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Class 2 Division until June 7, 2021.
(17)	Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.
(18)	Represented the operations of Invesco Mid Cap Core Equity Series II Division until June 7, 2021.
(19)	Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021.
(20)	Represented the operations of Putnam VT Equity Income Class IB Division until June 7, 2021.
(21)	Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.
(22)	Represented the operations of VanEck Global Hard Assets Initial Class Division until June 7, 2021.

7. Subsequent Events

    The Separate Account performed an evaluation of subsequent events through April 6, 2022, and determined no items required recognition or disclosure.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Auditors

The Board of Directors and Stockholder of
Principal Life Insurance Company
Opinion

We have audited the consolidated financial statements of Principal Life Insurance Company (the Company), which comprise the consolidated statements of financial position as of December 31, 2021 and 2020, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for the years then ended, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Required Supplementary Information

Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on page 56-60 be presented to supplement the financial statements. Such information is the responsibility of management and, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States of America, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

/s/ Ernst & Young LLP

Des Moines, Iowa
March 10, 2022

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31,
	2021	2020
	(in millions)
Assets
Fixed maturities, available-for-sale	$73,896.9	$73,567.6
Fixed maturities, trading	233.3	233.2
Equity securities	508.2	71.2
Mortgage loans (2021 and 2020 include $1,260.1 million and $319.0 million related to consolidated
variable interest entities)	18,908.3	16,506.1
Real estate (2021 and 2020 include $672.0 million and $476.8 million related to consolidated variable
interest entities)	2,060.6	1,796.1
Policy loans	705.0	723.8
Other investments (2021 and 2020 include $0.0 million and $28.5 million measured at fair value under
the fair value option)	2,836.7	2,500.7
Total investments	99,149.0	95,398.7
Cash and cash equivalents (2021 and 2020 include $30.1 million and $13.5 million related to consolidated
variable interest entities)	1,228.6	1,648.5
Accrued investment income	678.4	687.7
Premiums due and other receivables	1,798.1	1,678.5
Deferred acquisition costs	3,749.1	3,398.5
Property and equipment	862.2	810.0
Goodwill	75.1	75.1
Other intangibles	14.4	17.2
Separate account assets	147,529.0	134,135.1
Other assets	264.4	959.5
Total assets	$255,348.3	$238,808.8

Liabilities
Contractholder funds	$42,957.3	$42,473.3
Future policy benefits and claims	40,141.6	40,104.0
Other policyholder funds	1,026.0	1,014.5
Long-term debt	54.0	55.9
Deferred income taxes	2,273.5	2,318.4
Separate account liabilities	147,529.0	134,135.1
Other liabilities (2021 and 2020 include $56.1 million and $20.8 million related to consolidated variable
interest entities)	8,658.2	5,559.1
Total liabilities	242,639.6	225,660.3

Stockholder's equity
Common stock, par value $1.00 per share; 5.0 million shares authorized; 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,340.9	6,344.2
Retained earnings	2,976.6	2,799.7
Accumulated other comprehensive income	3,370.9	3,986.9
Total stockholder's equity attributable to Principal Life Insurance Company	12,690.9	13,133.3
Noncontrolling interest	17.8	15.2
Total stockholder's equity	12,708.7	13,148.5
Total liabilities and stockholder's equity	$255,348.3	$238,808.8

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Revenues
Premiums and other considerations	$4,714	$5,880.8	$7,473.3
Fees and other revenues	2,679.6	2,353.6	2,396.7
Net investment income	3,633.7	3,324.9	3,293.9
Net realized capital gains (losses) (1)	(18.5)	105.6	(112.2)
Total revenues	11,008.8	11,664.9	13,051.7
Expenses
Benefits, claims and settlement expenses	6,482.6	7,837.5	9,167.5
Dividends to policyholders	94.8	120.2	119.1
Operating expenses	2,744.6	2,479.7	2,502.3
Total expenses	9,322.0	10,437.4	11,788.9
Income before income taxes	1,686.8	1,227.5	1,262.8
Income taxes	233.2	160.1	140.2
Net income	1,453.6	1,067.4	1,122.6
Net income attributable to noncontrolling interest	24.3	19.4	9.7
Net income attributable to Principal Life Insurance Company	$1,429.3	$1,048	$1,112.9

(1) Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Net income	$1,453.6	$1,067.4	$1,122.6
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(653.1)	1,396.7	2,533.7
Noncredit component of impairment losses on fixed maturities, available-for-sale	—	—	3.0
Net unrealized gains (losses) on derivative instruments	33.6	(35.2)	(14.6)
Net unrecognized postretirement benefit obligation	1.5	4.7	43.1
Other comprehensive income (loss)	(618.0)	1,366.2	2,565.2
Comprehensive income	835.6	2,433.6	3,687.8
Comprehensive income attributable to noncontrolling interest	24.3	19.4	9.7
Comprehensive income attributable to Principal Life Insurance Company	$811.3	$2,414.2	$3,678.1

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2019	$2.5	$6,331.6	$2,441.2	$55.5	$20.4	$8,851.2
Capital distributions to parent	—	(24.2)	—	—	—	(24.2)
Stock-based compensation	—	24.1	(2.3)	—	—	21.8
Dividends to parent	—	—	(1,145.0)	—	—	(1,145.0)
Distributions to noncontrolling interest	—	—	—	—	(14.0)	(14.0)
Contributions from noncontrolling interest	—	—	—	—	7.1	7.1
Effects of implementation of accounting change
related to leases, net	—	—	4.0	—	—	4.0
Net income	—	—	1,112.9	—	9.7	1,122.6
Other comprehensive income	—	—	—	2,565.2	—	2,565.2
Balances as of December 31, 2019	2.5	6,331.5	2,410.8	2,620.7	23.2	11,388.7
Capital distributions to parent	—	(14.1)	—	—	—	(14.1)
Stock-based compensation	—	26.8	(2.4)	—	—	24.4
Dividends to parent	—	—	(650.0)	—	—	(650.0)
Distributions to noncontrolling interest	—	—	—	—	(33.4)	(33.4)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Effects of implementation of accounting change
related to credit losses, net	—	—	(6.7)	—	—	(6.7)
Net income	—	—	1,048.0	—	19.4	1,067.4
Other comprehensive income	—	—	—	1,366.2	—	1,366.2
Balances as of December 31, 2020	2.5	6,344.2	2,799.7	3,986.9	15.2	13,148.5
Capital distributions to parent	—	(16.3)	—	—	—	(16.3)
Stock-based compensation	—	27.6	(2.4)	—	0.1	25.3
Dividends to parent	—	—	(1,250.0)	—	—	(1,250.0)
Distributions to noncontrolling interest	—	—	—	—	(27.5)	(27.5)
Contributions from noncontrolling interest	—	—	—	—	7.4	7.4
Purchase of subsidiary shares from noncontrolling
interest	—	(14.9)	—	—	(1.7)	(16.6)
Net liabilities transferred to affiliate due to change
in benefit plan sponsorship	—	0.3	—	2.0	—	2.3
Net income	—	—	1,429.3	—	24.3	1,453.6
Other comprehensive loss	—	—	—	(618.0)	—	(618.0)
Balances as of December 31, 2021	$2.5	$6,340.9	$2,976.6	$3,370.9	$17.8	$12,708.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Operating activities
Net income	$1,453.6	$1,067.4	$1,122.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital (gains) losses	18.5	(105.6)	112.2
Depreciation and amortization expense	149.5	128.6	121.5
Amortization of deferred acquisition costs and contract costs	291.5	394.1	353.3
Additions to deferred acquisition costs and contract costs	(469.4)	(462.6)	(480.1)
Stock-based compensation	25.2	24.9	22.7
(Income) loss from equity method investments, net of dividends received	(54.2)	30.3	(40.6)
Changes in:
Accrued investment income	9.3	(21.2)	(51.0)
Net cash flows for trading securities and equity securities with operating intent	(7.9)	9.3	(58.6)
Premiums due and other receivables	(102.0)	55.8	(113.3)
Contractholder and policyholder liabilities and dividends	1,694.0	1,999.9	3,287.2
Current and deferred income taxes	161.5	423.1	187.1
Real estate acquired through operating activities	(73.7)	(16.5)	(64.7)
Real estate sold through operating activities	1.4	195.4	134.9
Other assets and liabilities	18.8	(218.7)	522.4
Other	428.2	459.3	398.9
Net adjustments	2,090.7	2,896.1	4,331.9
Net cash provided by operating activities	3,544.3	3,963.5	5,454.5
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(15,068.4)	(13,769.2)	(12,781.4)
Sales	1,701.7	1,969.3	1,509.6
Maturities	10,475.1	8,398.4	6,587.1
Mortgage loans acquired or originated	(5,016.8)	(3,006.9)	(3,366.5)
Mortgage loans sold or repaid	2,626.6	2,297.3	2,205.4
Real estate acquired	(281.4)	(230.6)	(127.4)
Real estate sold	133.7	2.3	94.9
Net purchases of property and equipment	(91.9)	(60.8)	(51.3)
Net change in other investments	(148.9)	(293.9)	(237.5)
Net cash used in investing activities	(5,670.3)	(4,694.1)	(6,167.1)
Financing activities
Payments for financing element derivatives	(39.9)	(30.9)	(26.9)
Purchase of subsidiary shares from noncontrolling interest	(16.6)	—	—
Dividends paid to parent	(1,250.0)	(650.0)	(1,145.0)
Distributions to parent	(16.3)	(14.1)	(24.2)
Issuance of long-term debt	—	13.7	12.0
Principal repayments of long-term debt	(1.8)	(65.8)	(32.2)
Investment contract deposits	8,868.3	9,817.3	8,727.6
Investment contract withdrawals	(8,760.5)	(8,786.0)	(7,709.4)
Net increase in banking operation deposits	2,922.9	569.7	623.4
Other	—	0.2	6.0
Net cash provided by financing activities	1,706.1	854.1	431.3
Net increase (decrease) in cash and cash equivalents	(419.9)	123.5	(281.3)
Cash and cash equivalents at beginning of period	1,648.5	1,525.0	1,806.3
Cash and cash equivalents at end of period	$1,228.6	$1,648.5	$1,525

Supplemental information:
Cash paid for interest	$2.2	$2.2	$6.1
Cash paid for (received from) income taxes	46.3	(202.8)	(62.9)

Supplemental disclosure of non-cash activities:
Changes from re-designation of other postretirement employee benefits ("OPEB") plan assets to cover non-retiree benefits:
Increases in equity securities re-designated from funded status of OPEB plan	$548.1	$—	$—
Increases in other investments re-designated from funded status of OPEB plan	117.5	—	—
Decrease in tax receivable re-designated from funded status of OPEB plan	(9.1)	—	—
Decrease in accumulated other comprehensive income ("AOCI") due to reclassifying
excess assets out of funded status of OPEB plan	9.1	—	—
Decrease in other assets due to reclassifying excess assets out of funded status of
OPEB plan	(665.6)	—	—
Assets received in kind for pension risk transfer transactions	109.5	1,325.2	1,225.8
Lease assets established upon adoption of accounting guidance	—	—	102.2
Lease liabilities established upon adoption of accounting guidance	—	—	97.2

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2021

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

Uncertainties, including those associated with the novel coronavirus (“COVID-19”), may impact our business, results of operations, financial condition and liquidity. Our use of estimates and assumptions affect amounts reported and disclosed and includes, but is not limited to, the fair value of investments in the absence of quoted market values, investment impairments and valuation allowances, the fair value of derivatives, deferred acquisition costs (“DAC”) and other actuarial balances, the liability for future policy benefits and claims, the value of other postretirement benefits and accounting for income taxes and the valuation of deferred tax assets. Our estimates and assumptions could change in the future as more information becomes known about the impact of COVID-19. Our results of operations and financial condition may also be impacted by other uncertainties including evolving regulatory, legislative and standard-setter accounting interpretations and guidance.

Certain reclassifications have been made to prior periods relating to the significant components of net deferred income taxes to conform to the current presentation. See Note 11, Income Taxes, under the caption “Net Deferred Income Taxes.”

We evaluated subsequent events through March 10, 2022, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 4, Variable Interest Entities.

If an entity is not a VIE, it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.

1.The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.Market risk benefits, which are contracts or contract features that provide protection to the policyholder from capital market risk and expose us to other-than-nominal capital market risk, are measured at fair value. The periodic change in fair value is recognized in net income with the exception of the periodic change in fair value related to our own nonperformance risk, which is recognized in OCI.
3.DAC and other actuarial balances for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances as well as disclosures about significant inputs, judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively. Early adoption is permitted.
January 1, 2023
Our implementation and evaluation process to date includes, but is not limited to the following:

•identifying and documenting contracts and contract features in scope of the guidance;
•identifying the actuarial models, systems and processes to be updated;
•evaluating and selecting our systems solutions for implementing the new guidance;
•building models and evaluating preliminary output as models are developed;
•evaluating and finalizing our key accounting policies;
•assessing the impact to our chart of accounts;
•developing format and content of new disclosures;
•conducting financial dry runs using model output and updated chart of accounts;
•evaluating transition requirements and impacts and
•establishing and documenting appropriate internal controls.

This guidance will significantly change how we account for many of our insurance and annuity products. As we progress through our implementation, we will be able to better assess the impact to our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards adopted:
Simplifying the accounting for income taxes
This authoritative guidance simplifies the accounting for income taxes by removing certain exceptions, including exceptions related to the incremental approach for intraperiod tax allocation, calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. Also, the guidance clarifies the accounting for franchise taxes, transactions that result in a step-up in the tax basis of goodwill and enacted changes in tax laws or rates. It specifies that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements, although an entity may elect to do so. The guidance will be applied based on varying transition methods defined by amendment. Early adoption is permitted.
	January 1, 2021	This guidance did not have a material impact on our consolidated financial statements.
Facilitation of the effects of reference rate reform on financial reporting
This authoritative guidance provides optional expedients and exceptions for contracts and hedging relationships affected by reference rate reform. An entity may elect not to apply certain modification accounting requirements to contracts affected by reference rate reform and instead account for the modified contract as a continuation of the existing contract. Also, an entity may apply optional expedients to continue hedge accounting for hedging relationships in which the critical terms change due to reference rate reform. This guidance eases the financial reporting impacts of reference rate reform on contracts and hedging relationships and is effective until December 31, 2022.
	March 12, 2020	We adopted the guidance upon issuance prospectively and elected the applicable optional expedients and exceptions for contracts and hedging relationships impacted by reference rate reform through December 31, 2022. The guidance did not have an impact on our consolidated financial statements upon adoption.
Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary.
January 1, 2020
This guidance reduces complexity and costs associated with performing a Step 2 test, should one be needed in the future. This guidance did not have a material impact on our consolidated financial statements at adoption.

Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities; however, the credit loss calculation and subsequent recoveries for available-for-sale securities are required to be recorded through an allowance. This guidance also expands the required credit loss disclosures.

January 1, 2020
We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $6.7 million was recorded as a decrease to retained earnings. We recorded an offsetting increase in the allowance for credit loss for mortgage loans, reinsurance recoverables and commitments and a decrease for deferred tax impacts. See Note 5, Investments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Implementation costs in a cloud computing arrangement that is a service contract
This authoritative guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance can be applied either retrospectively or prospectively and early adoption is permitted.
	January 1, 2019	The effective date of the guidance was January 1, 2020; however, we elected to early-adopt this guidance on a prospective basis, effective January 1, 2019. This guidance did not have a material impact on our consolidated financial statements.
Nonemployee share-based payment accounting
This authoritative guidance simplifies the accounting for share-based payments to nonemployees by generally aligning it with the accounting for share-based payments to employees. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, where previously the measurement was fixed at performance completion date. The guidance will be applied to equity-classified nonemployee awards for which a measurement date has not been established as of the date of adoption.
	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.
Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the consolidated statements of financial position. The concept of an operating lease, where the lease assets and liabilities are not reported on the consolidated statements of financial position, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases using a modified retrospective approach, which includes certain optional practical expedients that may be elected. We elected the alternative transition method, which allows entities to initially apply the new standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.
	January 1, 2019	We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $4.0 million was recorded as an increase to retained earnings. See Note 13, Contingencies, Guarantees, Indemnifications and Leases, for further details.
Targeted improvements to accounting for hedging activities
This authoritative guidance updated certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates included the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also included new disclosures.
	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date.
	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Use of Estimates in the Preparation of Financial Statements

    The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•the fair value of investments in the absence of quoted market values;
•investment impairments and valuation allowances;
•the fair value of and accounting for derivatives;
•the DAC and other actuarial balances where the amortization is based on estimated gross profits (“EGPs”);
•the liability for future policy benefits and claims;
•the value of our other postretirement benefit obligation and
•accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

    We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Cash and Cash Equivalents

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships are reflected in net investment income. Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The amortized cost of fixed maturities includes cost adjusted for amortization of premiums and discounts, computed using the interest method. The amortized cost of fixed maturities, available-for-sale is adjusted for changes in fair value of the hedged portions of securities in fair value hedging relationships and excludes accrued interest receivable. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Beginning in 2020, fixed maturities, available-for-sale are subject to an allowance for credit loss and changes in the allowance are reported in net income as a component of net realized capital gains (losses). Prior to 2020, the amortized cost of fixed maturities classified as available-for-sale was adjusted for declines in value that were other than temporary. Prior to 2020, impairments in value deemed to be other than temporary were primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. See Note 5, Investments, for further details of our valuation allowance.

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a troubled debt restructuring (“TDR”) has occurred. In response to COVID-19, the Coronavirus Aid, Relief and Economic Security Act, which was subsequently amended by the Consolidated Appropriations Act, 2021, (collectively the “CARES Act”) provides a temporary suspension of TDR accounting for certain COVID-19 related loan modifications where the loan was not more than 30 days past due as of December 31, 2019. We elected the TDR relief in the CARES Act beginning in the second quarter of 2020. The CARES Act TDR relief does not apply to modifications completed subsequent to the earlier of 60 days after the national emergency related to COVID-19 ends, or January 1, 2022. In addition, the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (As Revised on April 7, 2020) (“Interagency Statement”) provides additional guidance to determine if a short-term COVID-19 related loan modification is a TDR. We consider the CARES Act and the Interagency Statement when assessing loan modifications to determine whether a TDR has occurred. See Note 5, Investments, under the caption “Mortgage Loan Modifications” for further details.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $74.2 million and $1.2 million as of December 31, 2021 and 2020, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses) on the consolidated statements of operations: mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, mark-to-market adjustments on derivatives not designated as hedges, cash flow hedge gains (losses) when the hedged item impacts realized capital gains (losses), changes in the valuation allowance for fixed maturities, available-for-sale and certain financing receivables, impairments of real estate held for investment, impairments of equity method investments and, prior to 2020, other-than-temporary impairments of securities and subsequent realized recoveries. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

    Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for which the fair value option has been elected in prior periods. See Note 15, Fair Value Measurements, for detail on these investments.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Derivatives

Overview

    Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options, futures and forwards. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Accounting and Financial Statement Presentation

    We designate derivatives as either:

(a)    a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);
(b)    a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or
(c)    a derivative not designated as a hedging instrument.

    Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Cash flows associated with derivatives are included within operating and financing activities in the consolidated statements of cash flows.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in the same consolidated statements of operations line item that is used to report the earnings effect of the hedged item. For fair value hedges of fixed maturities, available-for-sale, these changes in fair value are reported in net investment income. A fair value hedge determined to be highly effective may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk. Certain fair value hedges use the last-of-layer method to hedge a designated amount (the "last layer") within a closed portfolio of prepayable assets that is expected to remain outstanding for the length of the hedging relationship and is not expected to be impacted by prepayments, defaults or other factors that affect the timing and amount of cash flows. Prepayment risk is excluded when measuring the change in fair value attributable to the hedged risk under the last-of-layer method.

    Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

    Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

    Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Documentation of fair value hedges that use the last-of-layer method supports the expectation that the hedged last layer amount is anticipated to be outstanding at the end of the hedging relationship and includes expectations of prepayments, defaults or other factors that affect the timing and amount of cash flows. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a hedge is determined to be highly effective, the hedge may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques. For last-of-layer method hedges, the assessment of hedge effectiveness includes confirming we expect the hedged last layer amount to be outstanding at the end of the hedging relationship.

    Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

    If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. If a last-of-layer method hedging relationship is discontinued, the outstanding basis adjustment is allocated to the individual assets in the closed portfolio and those amounts are amortized consistent with the amortization of other discounts or premiums associated with those assets.

The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

    Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

    Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group critical illness, group accident, group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.

    Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.

    Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience. For long-duration insurance contracts, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses.

    Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    Participating business represented approximately 4%, 5% and 6% of our life insurance in force and 18%, 20% and 23% of the number of life insurance policies in force as of December 31, 2021, 2020 and 2019, respectively. Participating business represented approximately 26%, 30% and 31% of life insurance premiums for the years ended December 31, 2021, 2020 and 2019, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

    Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of EGPs.

Short-Duration Contracts

    We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

    We have defined claim frequency as follows for each short-duration product:

•LTD: Claim frequency is based on submitted reserve claim counts.
•Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.
•Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.
•STD, Critical Illness and Accident: Claim frequency is based on submitted claims.
•Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2021.
Liability for Unpaid Claims

    The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

See Note 9, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

    Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

    Group life, dental, vision, critical illness, accident and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

    Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

    Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

    Fees and other revenues are earned for administrative services performed including recordkeeping, trust and custody and reporting services for retirement savings plans, insurance companies, endowments and other financial institutions and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.

For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.

DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.

DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

DAC on short-duration group benefits policies are amortized over the estimated term of the underlying contracts.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

    Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2021 and 2020, we had $1,186.4 million and $1,094.9 million of net ceded reinsurance recoverables, respectively, which does not reflect potentially offsetting impacts of collateral. The reinsurance recoverable is recognized in premiums due and other receivables on the consolidated statements of financial position. As of December 31, 2021 and 2020, $578.0 million, or 95%, and $506.3 million, or 97%, were with our five largest ceded reinsurers, respectively.

    The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Premiums and other considerations:
Direct	$5,364	$6,489.9	$8,035.7
Ceded	(650.0)	(609.1)	(562.4)
Net premiums and other considerations	$4,714	$5,880.8	$7,473.3

Benefits, claims and settlement expenses:
Direct	$7,147.6	$8,362.2	$9,743.9
Ceded	(665.0)	(524.7)	(576.4)
Net benefits, claims and settlement expenses	$6,482.6	$7,837.5	$9,167.5

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

As of December 31, 2021 and 2020, the separate accounts included a separate account valued at $95.1 million and $80.4 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

    Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, PFG files income tax returns in all states and foreign jurisdictions in which it conducts business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished.

2. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2021, 2020 and 2019, we received $647.2 million, $568.1 million and $607.1 million, respectively, of expense reimbursements from affiliated entities.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a payable to PFS of $75.1 million and $56.4 million as of December 31, 2021 and 2020, respectively, and earned interest of $0.1 million, $0.0 million and $4.3 million during 2021, 2020 and 2019, respectively.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $5,098.9 million and $4,523.5 million as of December 31, 2021 and 2020, respectively. In addition, we recognized premiums and other fees of $809.3 million, $749.3 million and $672.3 million for the years ended December 31, 2021, 2020 and 2019, respectively, associated with this agreement. Furthermore, we recognized expenses of $1,088.9 million, $1,038.9 million and $869.1 million for the years ended December 31, 2021, 2020 and 2019, respectively, associated with this agreement.

Notes Receivable

As of December 31, 2021, we had the following notes receivable from PFS related to the sale of interests in subsidiaries (1) a 10-year note with a par amount of $156.0 million, which bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year and (2) a 10-year note with a par amount of $300.0 million, which bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. The carrying amount of the notes is included in premiums due and other receivables on the consolidated statements of financial position. We recorded interest income on these notes of $7.2 million, $8.5 million and $9.8 million for the years ended December 31, 2021, 2020 and 2019, respectively. Our ultimate parent, PFG, is a guarantor of the notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and Principal Global Investors, LLC (“PGI LLC”). Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues were $471.2 million, $395.8 million and $392.7 million for the years ended December 31, 2021, 2020 and 2019, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $95.7 million, $80.4 million and $88.7 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Benefit Plans

Effective January 2021, PFG became the sponsor of the Long-Term Care Assistance Plan for both employees and individual field agents. Prior to January 2021, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred a $2.9 million benefit liability for the underfunded status of the plan to PFG. See Note 12, Employee and Agent Benefits, for further details.

PFG is the sponsor of the qualified defined contribution plans for both employees and individual field agents. We were allocated plan expenses from PFG of $36.5 million, $33.1 million and $32.9 million during 2021, 2020 and 2019, respectively.

PFG is also the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. We were allocated plan expenses from PFG of $2.1 million, $1.8 million and $1.9 million during 2021, 2020 and 2019, respectively.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $58.6 million, $51.0 million and $46.7 million of pension expense from PFG during 2021, 2020 and 2019, respectively.

Other Agreements

PGI LLC provides asset management services for us. We recognized $114.9 million, $101.1 million and $100.1 million of asset management fee expense for the years ended December 31, 2021, 2020 and 2019, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not change during 2021 and 2020.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 13 years were as follows:

	December 31,
	2021	2020
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	27.0	24.2
Net carrying value	$14.4	$17.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The amortization expense for intangible assets with finite useful lives was $2.8 million, $2.4 million and $2.6 million for 2021, 2020 and 2019, respectively. As of December 31, 2021, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2022	$2.8
2023	1.9
2024	1.5
2025	1.2
2026	1.0

4. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2021 and December 31, 2020.

Consolidated Variable Interest Entities

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Residential Mortgage Loans

We invest in ABS trusts. The trusts issue various collateralized mortgage obligation certificates and purchase residential mortgage loans. The trusts are considered VIEs due to insufficient equity to sustain themselves. We concluded we are the primary beneficiary as we purchase substantially all of the certificates and have the obligation to absorb losses that could potentially be significant to the VIEs.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2021		December 31, 2020
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Real estate (1)	$709.6	$36.1	$499	$21.3
Residential mortgage loans (2)	1,263.2	20.3	319.8	—
Total	$1,972.8	$56.4	$818.8	$21.3

(1) The assets of the real estate VIEs primarily include real estate and cash. Liabilities primarily include other liabilities.
(2) The assets of the residential mortgage loans VIEs primarily include residential mortgage loans. The liabilities include other liabilities as of December 31, 2021.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Unconsolidated VIEs include certain commercial mortgage-backed securities (“CMBS”), residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor and invest in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2021
Fixed maturities, available-for-sale:
Corporate	$142.1	$136.9
Residential mortgage-backed pass-through securities	2,342.3	2,296.9
Commercial mortgage-backed securities	5,513.7	5,388.7
Collateralized debt obligations (2)	3,533.5	3,539.1
Other debt obligations	7,441.8	7,368.3
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	8.4	8.4
Commercial mortgage-backed securities	24.6	24.6
Collateralized debt obligations (2)	7.5	7.5
Other debt obligations	8.2	8.2
Other investments:
Other limited partnership and fund interests	862.6	1,447.0

December 31, 2020
Fixed maturities, available-for-sale:
Corporate	$296.9	$285.7
Residential mortgage-backed pass-through securities	2,294.3	2,175.4
Commercial mortgage-backed securities	4,893.4	4,694.2
Collateralized debt obligations (2)	4,019.7	4,038.5
Other debt obligations	7,031.5	6,819.0
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	11.7	11.7
Commercial mortgage-backed securities	27.0	27.0
Collateralized debt obligations (2)	20.6	20.6
Other debt obligations	9.4	9.4
Other investments:
Other limited partnership and fund interests	652.4	1,115.2

(1)Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees and similar provisions for our other investments. A carrying value of zero is used if distributions have been received in excess of our investment, resulting in a negative carrying value for the investment. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

5. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, allowance for credit loss and fair value of fixed maturities, available-for-sale were as follows:

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value
	(in millions)
December 31, 2021
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,826.8	$144.5	$34.3	$—	$1,937
Non-U.S. governments	821.6	127.5	2.0	—	947.1
States and political subdivisions	8,210.3	1,022.4	16.3	—	9,216.4
Corporate	39,345.7	3,750.2	126.3	4.5	42,965.1
Residential mortgage-backed pass-through securities	2,296.9	57.6	12.2	—	2,342.3
Commercial mortgage-backed securities	5,388.6	156.3	30.9	0.3	5,513.7
Collateralized debt obligations (2)	3,539.1	4.0	9.6	—	3,533.5
Other debt obligations	7,368.3	130.6	57.0	0.1	7,441.8
Total fixed maturities, available-for-sale	$68,797.3	$5,393.1	$288.6	$4.9	$73,896.9

December 31, 2020
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,729.4	$222.3	$10.4	$—	$1,941.3
Non-U.S. governments	771.4	176.3	—	—	947.7
States and political subdivisions	7,926.9	1,165.7	12.4	—	9,080.2
Corporate	38,054.2	5,368.9	63.6	—	43,359.5
Residential mortgage-backed pass-through securities	2,175.4	118.9	—	—	2,294.3
Commercial mortgage-backed securities	4,694.2	238.9	35.4	4.3	4,893.4
Collateralized debt obligations (2)	4,038.5	8.3	24.9	2.2	4,019.7
Other debt obligations	6,818.9	242.4	29.8	—	7,031.5
Total fixed maturities, available-for-sale	$66,208.9	$7,541.7	$176.5	$6.5	$73,567.6

(1)Amortized cost excludes accrued interest receivable of $538.6 million and $549.0 million as of December 31, 2021 and 2020, respectively.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2021, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$1,550.3	$1,565.4
Due after one year through five years	10,871.2	11,318.0
Due after five years through ten years	14,156.9	15,131.3
Due after ten years	23,626.0	27,050.9
Subtotal	50,204.4	55,065.6
Mortgage-backed and other asset-backed securities	18,592.9	18,831.3
Total	$68,797.3	$73,896.9

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

    Major components of net investment income were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Fixed maturities, available-for-sale	$2,483.8	$2,469	$2,406.5
Fixed maturities, trading	8.7	9.2	9.1
Equity securities	1.7	3.3	4.7
Mortgage loans	692.4	669.8	651.3
Real estate	194.4	180.8	191.0
Policy loans	36.2	38.2	39.7
Cash and cash equivalents	1.7	9.5	39.5
Derivatives	28.2	(1.9)	(2.0)
Other	362.0	106.8	106.0
Total	3,809.1	3,484.7	3,445.8
Investment expenses	(175.4)	(159.8)	(151.9)
Net investment income	$3,633.7	$3,324.9	$3,293.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$50.4	$118.7	$7.9
Gross losses	(26.9)	(45.0)	(11.4)
Net credit losses (1)	(34.5)	(22.6)	(43.5)
Hedging, net	(9.5)	(9.7)	(9.3)
Fixed maturities, trading (2)	(6.6)	6.2	14.4
Equity securities (3)	(0.5)	1.8	8.2
Mortgage loans	5.3	(14.3)	3.3
Derivatives	(4.2)	28.5	(58.2)
Other	8.0	42.0	(23.6)
Net realized capital gains (losses)	$(18.5)	$105.6	$(112.2)

(1)Upon adoption of authoritative guidance effective January 1, 2020, net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities. Prior to 2020, net credit losses included net other-than-temporary impairment losses and recoveries on available-for-sale securities.
(2)Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $(6.4) million, $6.9 million and $14.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.
(3)Unrealized gains (losses) on equity securities still held at the reporting date were $(0.1) million, $1.9 million and $7.6 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,609.0 million, $1,968.8 million and $1,489.3 million in 2021, 2020 and 2019, respectively.

Allowance for Credit Loss

We have a process in place to identify fixed maturity securities that could potentially require an allowance for credit loss. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent we determine an unrealized loss is due to credit, an allowance for credit loss is recognized through a reduction to net income.

We estimate the amount of the allowance for credit loss as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity. We do not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Amounts on fixed maturities, available-for-sale deemed to be uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if we intend to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

A rollforward of the allowance for credit loss by major security type was as follows.

	For the year ended December 31, 2021
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5
Additions for
credit losses
not previously
recorded	—	—	—	16.9	—	0.4	—	0.1	17.4
Reductions for
securities sold
during the
period	—	—	—	(12.4)	—	—	—	—	(12.4)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	2.4	0.4	—	2.8
Write-offs
charged against
allowance	—	—	—	—	—	(6.8)	(2.6)	—	(9.4)
Ending balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9

Accrued interest
written off to
net investment
income	$—	$—	$—	$0.2	$—	$—	$—	$—	$0.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2020
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance (2)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Additions for
credit losses
not previously
recorded	—	—	—	7.0	—	2.9	0.1	—	10.0
Reductions for
securities sold
during the
period	—	—	—	(7.0)	—	—	—	—	(7.0)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	4.0	2.1	—	6.1
Write-offs
charged against
allowance	—	—	—	—	—	(2.6)	—	—	(2.6)
Ending balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5

(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)The allowance for credit loss associated with fixed maturities, available-for-sale was applied prospectively upon adoption of authoritative guidance effective January 1, 2020.

We did not write off any accrued interest to net investment income during the year ended December 31, 2020.

Other-Than-Temporary Impairments

Prior to the implementation of authoritative guidance in 2020, we had a process in place to identify fixed maturity securities that could potentially have an impairment that is other than temporary. This process involved monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involved monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities were reviewed to determine whether an other-than-temporary decline in value existed and whether losses should be recognized. We considered relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security was other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value was below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows and (5) our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity. To the extent we determined a security was deemed to be other than temporarily impaired, an impairment loss was recognized.

The way in which impairment losses on fixed maturities were recognized in the financial statements was dependent on the facts and circumstances related to the specific security. If we intended to sell a security or it was more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognized an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we did not expect to recover the amortized cost basis, we did not plan to sell the security and if it was not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment was bifurcated. We recognized the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Prior to 2020, net realized capital gains (losses) included total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, as follows:

For the year ended
December 31, 2019
(in millions)
Net realized capital losses, excluding impairment losses on available-for-sale securities	$(68.7)
Net other-than-temporary impairment losses on available-for-sale securities	(38.3)
Other-than-temporary impairment losses on fixed maturities, available-for-sale reclassified
from other comprehensive income (1)	(5.2)
Net impairment losses on available-for-sale securities	(43.5)
Net realized capital losses	$(112.2)

(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimated the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value was determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows varied depending on the type of security. The ABS cash flow estimates were based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates were derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses prior to the implementation of new accounting guidance in 2020. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

For the year ended
December 31, 2019
(in millions)
Beginning balance	$(117.5)
Credit losses for which an other-than-temporary impairment was not previously recognized	(6.8)
Credit losses for which an other-than-temporary impairment was previously recognized	(11.8)
Reduction for credit losses previously recognized on fixed maturities now sold, paid down or
intended to be sold	54.3
Net reduction for positive changes in cash flows expected to be collected and amortization (1)	0.8
Ending balance	$(81.0)

(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Available-for-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss

    For available-for-sale securities with unrealized losses for which an allowance for credit loss has not been recorded, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2021
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$128.2	$3.4	$386.3	$30.9	$514.5	$34.3
Non-U.S. governments	57.5	2.0	—	—	57.5	2.0
States and political subdivisions	681.0	10.3	100.3	6.0	781.3	16.3
Corporate	4,538.4	59.0	1,252.3	67.1	5,790.7	126.1
Residential mortgage-backed pass-
through securities	945.6	10.0	76.7	2.2	1,022.3	12.2
Commercial mortgage-backed
securities	1,293.3	15.4	289.8	15.3	1,583.1	30.7
Collateralized debt obligations (2)	1,571.0	2.8	423.9	6.7	1,994.9	9.5
Other debt obligations	3,837.3	48.0	211.0	8.9	4,048.3	56.9
Total fixed maturities, available-for-sale	$13,052.3	$150.9	$2,740.3	$137.1	$15,792.6	$288.0

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 91% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2021. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2021, primarily due to an increase in interest rates, partially offset by tightening of credit spreads.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,805 securities reflecting an average price of 99 as of December 31, 2021. Of this portfolio, 90% was investment grade (rated AAA through BBB-) as of December 31, 2021, with associated unrealized losses of $138.9 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 459 securities reflecting an average price of 95 and an average credit rating of A+ as of December 31, 2021. Corporate securities with unrealized losses had an average price of 95 and an average credit rating of BBB+. U.S. government and agency securities with unrealized losses had an average price of 93 and an average credit rating of AAA. Commercial mortgage-backed securities with unrealized losses had an average price of 95 and an average credit rating of AAA. Collateralized debt obligation securities with unrealized losses had an average price of 98 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2021. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	December 31, 2020
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$351.1	$10.4	$—	$—	$351.1	$10.4
States and political subdivisions	359.1	12.4	—	—	359.1	12.4
Corporate	1,406.0	38.7	267.9	24.9	1,673.9	63.6
Residential mortgage-backed pass-
through securities	17.6	—	1.6	—	19.2	—
Commercial mortgage-backed
securities	961.9	21.7	131.4	12.0	1,093.3	33.7
Collateralized debt obligations (2)	1,748.5	11.1	929.4	12.9	2,677.9	24.0
Other debt obligations	794.1	28.1	61.0	1.7	855.1	29.8
Total fixed maturities, available-for-sale	$5,638.3	$122.4	$1,391.3	$51.5	$7,029.6	$173.9

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 89% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2020. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2020, primarily due to widening of credit spreads, partially offset by a decrease in interest rates.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 619 securities reflecting an average price of 98 as of December 31, 2020. Of this portfolio, 89% was investment grade (rated AAA through BBB-) as of December 31, 2020, with associated unrealized losses of $98.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 198 securities reflecting an average price of 96 and an average credit rating of AA- as of December 31, 2020. Corporate securities with unrealized losses had an average price of 92 and an average credit rating of BB+. Collateralized debt obligation securities with unrealized losses had an average price of 99 and an average credit rating of AA+. Commercial mortgage-backed securities with unrealized losses had an average price of 92 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2020. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

    The net unrealized gains and losses on investments in available-for-sale securities and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2021	December 31, 2020
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$5,094.3	$7,387.1
Net unrealized gains on derivative instruments	80.1	38.9
Adjustments for assumed changes in amortization patterns	(266.1)	(437.3)
Adjustments for assumed changes in policyholder liabilities	(664.8)	(1,955.0)
Net unrealized gains on other investments and noncontrolling interest
adjustments	2.9	2.9
Provision for deferred income taxes	(891.9)	(1,062.6)
Net unrealized gains on available-for-sale securities and derivative instruments	$3,354.5	$3,974.0

(1)Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our residential mortgage loan portfolio is composed of first lien and home equity mortgages.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. Further details relating to our valuation allowance are included under the caption “Financing Receivables Valuation Allowance.”

Reinsurance Recoverables

Our reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported or policy benefits. We cede life, disability, medical and long-term care insurance to other insurance companies through reinsurance. Reinsurance recoverables are reported with premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Credit Quality Information for Financing Receivables

The amortized cost of our financing receivables by credit risk and vintage was as follows:

	As of December 31, 2021
	2021	2020	2019	2018	2017	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$2,194.1	$1,676.5	$2,385.6	$2,334.9	$1,374.9	$4,336.8	$14,302.8
BBB+ thru BBB-	255.0	299.3	270.1	105.2	297.7	370.5	1,597.8
BB+ thru BB-	17.5	—	—	—	—	50.7	68.2
B+ and below	—	—	—	8.8	—	30.1	38.9
Total	$2,466.6	$1,975.8	$2,655.7	$2,448.9	$1,672.6	$4,788.1	$16,007.7

Residential mortgage
loans:
Performing	$1,973.0	$429.5	$123.5	$67.0	$80.2	$265.9	$2,939.1
Non-performing	—	1.8	0.6	—	0.8	2.0	5.2
Total	$1,973.0	$431.3	$124.1	$67.0	$81	$267.9	$2,944.3

Reinsurance recoverables							$1,189.1

	As of December 31, 2020
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$1,699.6	$2,461.1	$2,410.1	$1,709.3	$1,421.8	$3,682.1	$13,384
BBB+ thru BBB-	141.8	181.5	323.0	263.3	67.3	498.8	1,475.7
BB+ thru BB-	23.7	69.0	—	—	9.1	43.9	145.7
B+ and below	—	—	—	—	—	30.1	30.1
Total	$1,865.1	$2,711.6	$2,733.1	$1,972.6	$1,498.2	$4,254.9	$15,035.5

Residential mortgage
loans:
Performing	$603.8	$292.6	$131.4	$134.3	$146.9	$198.7	$1,507.7
Non-performing	—	2.0	0.8	1.4	0.4	4.5	9.1
Total	$603.8	$294.6	$132.2	$135.7	$147.3	$203.2	$1,516.8

Reinsurance recoverables							$1,097.6

The amortized cost of commercial mortgage loans and residential mortgage loans excluded accrued interest receivable of $59.0 million and $7.2 million, respectively, as of December 31, 2021. The amortized cost of commercial mortgage loans and residential mortgage loans excluded accrued interest receivable of $58.7 million and $0.8 million, respectively, as of December 31, 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Financing Receivables Credit Monitoring

Commercial Mortgage Loan Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating for commercial mortgage loans. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that may indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Residential Mortgage Loan Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

Non-Accrual Financing Receivables

Financing receivables are placed on non-accrual status if we have concern regarding the collectability of future payments or if a financing receivable has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms. When a financing receivable is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The amortized cost of financing receivables on non-accrual status was as follows:

	December 31, 2021
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Commercial mortgage loans	$—	$8.7	$—
Residential mortgage loans	9.1	3.4	0.7
Total	$9.1	$12.1	$0.7

	December 31, 2020
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Residential mortgage loans	$5.5	$9.1	$0.7
Total	$5.5	$9.1	$0.7

During 2021 and 2020, $0.5 million and $0.0 million of interest income was recognized on non-accrual financing receivables, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The aging of our financing receivables, based on amortized cost, was as follows:

	December 31, 2021
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total (1)
	(in millions)
Commercial mortgage loans	$—	$—	$—	$—	$16,007.7	$16,007.7
Residential mortgage loans	27.6	2.9	4.5	35.0	2,909.3	2,944.3
Total	$27.6	$2.9	$4.5	$35.0	$18,917	$18,952

	December 31, 2020
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total (1)
	(in millions)
Commercial mortgage loans	$—	$—	$—	$—	$15,035.5	$15,035.5
Residential mortgage loans	25.5	1.5	2.5	29.5	1,487.3	1,516.8
Total	$25.5	$1.5	$2.5	$29.5	$16,522.8	$16,552.3

(1)As of both December 31, 2021 and 2020, no reinsurance recoverables were considered past due.

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of December 31, 2021 and 2020.

Financing Receivables Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. We do not measure a credit loss allowance on accrued interest receivable because we write off the uncollectible accrued interest receivable balance to net investment income in a timely manner, generally within 90 days. During 2021 and 2020, we did not write off any commercial mortgage loan accrued interest or residential mortgage loan accrued interest.

For commercial and residential mortgage loans, management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

Our commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

We estimate expected credit losses for certain commercial mortgage loan commitments where we have a contractual obligation to extend credit. The expected credit losses are estimated based on the commercial mortgage loan valuation allowance process described previously, adjusted for probability of funding. The estimated expected credit losses for commercial mortgage loan commitments are reported in other liabilities on the consolidated statements of financial position. The change in the credit loss liability for commitments is included in net realized capital gains (losses) on the consolidated statements of operations. Once funded, expected credit losses for commercial mortgage loans are included within the commercial mortgage loan valuation allowance described previously.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

We evaluate residential mortgage loans based on aggregated risk factors and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present and forecasted conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. A residential mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any residential mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

As discussed previously, commercial and residential mortgage loans are evaluated individually if the asset does not continue to share similar risk characteristics of a pool. When we determine a commercial or residential mortgage loan is probable of foreclosure, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value of the collateral reduced by the cost to sell. For certain commercial mortgage loans where repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty, we elect to establish a valuation allowance equal to the difference between the carrying amount of the mortgage loan and the estimated value of the real estate collateral, which may be reduced by the cost to sell. Estimated value may also be based on either the present value of the expected future cash flows discounted at the asset's effective interest rate or the asset's observable market price. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on financing receivables deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance for loans is included in net realized capital gains (losses) on the consolidated statements of operations.

Our reinsurance recoverables are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for five years or less with immediate reversion to industry historical experience. A reinsurance recoverable is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any reinsurance recoverable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables is included in benefits, claims and settlement expenses on the consolidated statements of operations.

A rollforward of our valuation allowance was as follows:

	For the year ended December 31, 2021

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total
	(in millions)
Beginning balance	$40.5	$5.7	$2.7	$48.9
Provision (1)	1.5	(7.2)	—	(5.7)
Charge-offs	—	(0.5)	—	(0.5)
Recoveries	—	3.7	—	3.7
Ending balance	$42.0	$1.7	$2.7	$46.4

	For the year ended December 31, 2020

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total
	(in millions)
Beginning balance (3)	$25.9	$2.6	$2.5	$31.0
Provision (2)	14.6	1.1	0.2	15.9
Charge-offs	—	(1.0)	—	(1.0)
Recoveries	—	3.0	—	3.0
Ending balance	$40.5	$5.7	$2.7	$48.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2019 (4)
Beginning balance	$24.3	$2.5	$26.8
Provision	0.2	(3.4)	(3.2)
Charge-offs	—	(0.5)	(0.5)
Recoveries	—	3.2	3.2
Ending balance	$24.5	$1.8	$26.3
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.2	$1.2
Collectively evaluated for impairment	24.5	0.6	25.1
Allowance ending balance	$24.5	$1.8	$26.3
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$6.3	$6.3
Collectively evaluated for impairment	14,758.4	1,081.9	15,840.3
Loan ending balance	$14,758.4	$1,088.2	$15,846.6

(1)During the year ended December 31, 2021, certain valuation allowances for residential mortgage loans were released. This release was a result of further adjustments to our current and forecasted environmental factors management believed to be relevant as global economic activity improved from previously adverse impacts due to COVID-19.
(2)During the year ended December 31, 2020, COVID-19 adversely impacted global economic activity and contributed to significant volatility in financial markets. As a result, certain current and forecasted environmental factors management believed to be relevant were adjusted, resulting in an increase in the valuation allowance for commercial and residential mortgage loans.
(3)Upon adoption of authoritative guidance effective January 1, 2020, we updated accounting policies and methodology, adjusted the commercial and residential mortgage loan valuation allowance and established a valuation allowance for reinsurance recoverables. See Note 1, Nature of Operations and Significant Accounting Policies under the caption, “Recent Accounting Pronouncements” for further details.
(4)Prior to the implementation of authoritative guidance in 2020, only commercial and residential mortgage loans were included in the allowance rollforward and the allowance was based on either individual or collective evaluation.

Mortgage Loans

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Commercial mortgage loans:
Purchased	$—	$45.7	$133.9
Residential mortgage loans:
Purchased (1)	2,272.4	1,021.4	422.8

(1) Includes mortgage loans purchased by residential mortgage loan VIEs established in 2021 and 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2021		December 31, 2020
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$587.1	3.7%	$595	4.0%
Middle Atlantic	4,550.2	28.4	4,451.8	29.6
East North Central	625.3	3.9	574.0	3.8
West North Central	339.4	2.1	268.1	1.8
South Atlantic	2,471.9	15.4	2,375.1	15.8
East South Central	379.8	2.4	317.4	2.1
West South Central	1,247.8	7.8	1,320.1	8.8
Mountain	928.0	5.8	938.9	6.2
Pacific	4,878.2	30.5	4,195.1	27.9
Total	$16,007.7	100.0%	$15,035.5	100.0%

Property type distribution
Office	$4,801	29.9%	$4,503.1	29.9%
Retail	1,625.5	10.2	1,819.2	12.1
Industrial	2,975.7	18.6	2,496.6	16.6
Apartments	6,255.2	39.1	5,977.0	39.8
Hotel	85.7	0.5	89.6	0.6
Mixed use/other	264.6	1.7	150.0	1.0
Total	$16,007.7	100.0%	$15,035.5	100.0%

Mortgage Loan Modifications

    We assess COVID-19 related loan modifications to determine if they are in scope of the CARES Act TDR relief and the Interagency Statement guidance, which was effective the second quarter of 2020. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Investments” for further details. COVID-19 related loan modifications typically include delayed principal and interest payments. Based on the terms of the delayed principal and interest payments, past due status generally will not advance, and loans generally will not be placed on non-accrual status during the delay. We did not have a significant amount of COVID-19 related loan modifications that were in scope of the CARES Act TDR relief or the Interagency Statement guidance for the years ended December 31, 2021 and 2020.

We assess loan modifications outside the scope of the CARES Act TDR relief or Interagency Statement guidance on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

We did not have any significant loans that were modified and met the criteria of a TDR for the years ended December 31, 2021, 2020 and 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Real Estate

    Depreciation expense on invested real estate was $67.4 million, $65.2 million and $60.3 million in 2021, 2020 and 2019, respectively. Accumulated depreciation was $652.0 million and $591.1 million as of December 31, 2021 and 2020, respectively.

Other Investments

    Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2021	2020
		(in millions)
Total assets		$106,743.2	$83,239.5
Total liabilities		11,862.3	10,072.1
Total equity		$94,880.9	$73,167.4
Net investment in unconsolidated entities		$957.1	$771.1

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Total revenues	$17,674.2	$11,761.4	$10,548.6
Net income	14,083.1	7,350.8	6,991.8
Our share of net income of unconsolidated entities	229.6	46.4	55.3

In addition, other investments include $1,032.1 million and $973.6 million of cash surrender value of company owned life insurance as of December 31, 2021 and 2020, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 6, Derivative Financial Instruments, for further details.

Securities Posted as Collateral

    As of December 31, 2021 and 2020, we posted $5,195.9 million and $4,604.9 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2021 and 2020, we posted $2,507.0 million and $2,553.0 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2021 and 2020, $186.0 million and $133.4 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2021
Derivative assets	$326.2	$(99.6)	$(219.2)	$7.4
December 31, 2020
Derivative assets	$393.6	$(122.1)	$(268.1)	$3.4

(1)The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.
(2)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2021
Derivative liabilities	$142.3	$(99.6)	$(41.9)	$0.8
December 31, 2020
Derivative liabilities	$161.3	$(122.1)	$(31.4)	$7.8

(1)    The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $320.9 million and $414.4 million of derivative liabilities as of December 31, 2021 and December 31, 2020, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)    Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2021 and December 31, 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

6. Derivative Financial Instruments

    Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.

A swaption is an option to enter into an interest rate swap at a future date. We have purchased swaptions to hedge interest rate exposure for certain assets and liabilities. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. We use exchange-traded futures to hedge against changes in value of the GMWB liability.

Interest rate forwards, including to be announced (“TBA”) forwards and treasury forwards, are contracts to take delivery of a fixed income security at a specified price at a future date. TBA forwards deliver government guaranteed mortgage-backed securities and treasury forwards deliver U.S. Treasury bonds. At inception of these forward contracts we do not intend to take physical delivery. We have used TBA forwards to gain exposure to the investment risk and return of agency mortgage-backed security pools in order to reduce asset and liability duration mismatch. Treasury forwards are used to hedge against changes in the value of the GMWB liability.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements issued to nonqualified institutional investors in the international market and foreign currency-denominated fixed maturities we invest in. We use various derivatives to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Currency forwards are contracts in which we agree with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. We use currency forwards to hedge certain foreign-denominated real estate funds.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the return or interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

We use exchange-traded futures to hedge against changes in value of the GMWB liability.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

    Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $164.8 million and $122.6 million in cash and securities under collateral arrangements as of December 31, 2021 and December 31, 2020, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2021 and December 31, 2020, was $145.7 million and $165.7 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral provisions, we posted collateral and initial margin of $164.8 million and $122.6 million as of December 31, 2021 and December 31, 2020, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2021, we would be required to post an additional $48.4 million of collateral to our counterparties.

As of December 31, 2021 and December 31, 2020, we had received $204.4 million and $220.5 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2021	December 31, 2020
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$47,927.4	$44,472.1
Interest rate options	2,373.9	2,083.9
Interest rate forwards	2,181.6	500.0
Interest rate futures	1,774.5	188.5
Swaptions	—	62.0
Foreign exchange contracts:
Currency swaps	958.9	807.5
Currency forwards	6.8	—
Equity contracts:
Equity options	2,378.2	1,857.7
Equity futures	150.4	201.0
Credit contracts:
Credit default swaps	295.0	295.0
Other contracts:
Embedded derivatives	9,430.5	9,280.9
Total notional amounts at end of period	$67,477.2	$59,748.6

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$205.9	$291
Interest rate options	24.5	51.0
Interest rate forwards	15.3	2.9
Foreign exchange contracts:
Currency swaps	51.1	22.2
Currency forwards	0.4	—
Equity contracts:
Equity options	37.3	33.2
Credit contracts:
Credit default swaps	2.7	3.4
Total gross credit exposure	337.2	403.7
Less: collateral received	234.0	269.5
Net credit exposure	$103.2	$134.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$4.1	$—	$19	$27.8
Foreign exchange contracts	48.4	21.1	17.2	43.4
Total derivatives designated as hedging
instruments	$52.5	$21.1	$36.2	$71.2

Derivatives not designated as hedging
instruments
Interest rate contracts	$233.4	$336	$13	$33.1
Foreign exchange contracts	0.4	—	—	5.7
Equity contracts	37.3	33.2	90.9	48.9
Credit contracts	2.6	3.3	2.2	2.4
Other contracts	—	—	320.9	414.4
Total derivatives not designated as hedging
instruments	273.7	372.5	427.0	504.5

Total derivative instruments	$326.2	$393.6	$463.2	$575.7
(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $320.9 million and $414.4 million as of December 31, 2021 and December 31, 2020, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2021 and December 31, 2020, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2021
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$20.0	$0.4	$20.0	3.5
BBB	110.0	1.7	110.0	3.0
Sovereign
A	20.0	0.5	20.0	3.5
Total credit default swap protection sold	$150.0	$2.6	$150.0	3.1

	December 31, 2020
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$20.0	$0.5	$20.0	4.5
BBB	115.0	2.1	115.0	3.9
Sovereign
A	20.0	0.6	20.0	4.5
BBB	15.0	0.1	15.0	1.0
Total credit default swap protection sold	$170.0	$3.3	$170.0	3.8

Fair Value and Cash Flow Hedges

Fair Value Hedges

    We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The following amounts were recorded on the consolidated statements of financial position related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			increase/(decrease) included in the
of financial position in which the	Amortized cost of hedged item		amortized cost of the hedged item
hedged item is included	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	(in millions)
Fixed maturities, available-for-sale (1):
Active hedging relationships	$1,859.9	$476.1	$(7.1)	$21.4
Discontinued hedging relationships	79.7	135.1	2.8	5.2
Total fixed maturities, available-for-sale in
active or discontinued hedging relationships	$1,939.6	$611.2	$(4.3)	$26.6

(1)These amounts include the amortized cost basis of closed portfolios used to designate last-of-layer hedging relationships in which the hedged last layer amount is expected to remain at the end of the hedging relationship. As of December 31, 2021 and December 31, 2020, the amortized cost basis of the closed portfolios used in these hedging relationships was $1,390.4 million and $0.0 million, respectively, the cumulative basis adjustments associated with these hedging relationships was $(3.9) million and $0.0 million, respectively, and the amount of the designated hedged items were $510.0 million and $0.0 million, respectively.

Cash Flow Hedges

    We utilized floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

    We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of financial position.

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2021	2020	2019
		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$—	$(3.0)	$(9.9)
Interest rate contracts	Investment contracts	4.1	—	—
Foreign exchange contracts	Fixed maturities, available-for-sale	53.4	(37.1)	(9.4)
Total		$57.5	$(40.1)	$(19.3)

We expect to reclassify net gains of $21.7 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net gains on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the consolidated statements of operations.

	For the year ended December 31, 2021
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,633.7	$(18.5)	$6,482.6

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(28.7)	$—	$—
Gain recognized on derivatives	28.6	—	—
Amortization of hedged item basis adjustments	(1.8)	—	—
Amounts related to periodic settlements on derivatives	(10.0)	—	—
Total loss recognized for fair value hedging relationships	$(11.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$15.4	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	1.0	—
Amounts related to periodic settlements on derivatives	—	—	(0.4)

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.2	—
Amounts related to periodic settlements on derivatives	9.6	—	—
Total gain (loss) recognized for cash flow hedging relationships	$25.0	$10.2	$(0.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2020
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,324.9	$105.6	$7,837.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$3.3	$—	$—
Loss recognized on derivatives	(3.9)	—	—
Amortization of hedged item basis adjustments	(2.5)	—	—
Amounts related to periodic settlements on derivatives	(6.2)	—	—
Total loss recognized for fair value hedging relationships	$(9.3)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$18.1	$2.7	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	6.3	—
Amounts related to periodic settlements on derivatives	8.2	—	—
Total gain (loss) recognized for cash flow hedging relationships	$26.3	$9.1	$(0.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2019
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,293.9	$(112.2)	$9,167.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$5.7	$—	$—
Loss recognized on derivatives	(6.0)	—	—
Amortization of hedged item basis adjustments	(4.2)	—	—
Amounts related to periodic settlements on derivatives	(3.4)	—	—
Total loss recognized for fair value hedging relationships	$(7.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$19.8	$(0.6)	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.5	—
Amounts related to periodic settlements on derivatives	7.4	—	—
Total gain (loss) recognized for cash flow hedging relationships	$27.2	$9.0	$(0.1)

Derivatives Not Designated as Hedging Instruments

    Our use of futures, certain swaptions and swaps, option collars, options and forwards are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2021	2020	2019
	(in millions)
Interest rate contracts	$(33.8)	$342.7	$218.0
Foreign exchange contracts	(4.7)	7.7	(1.3)
Equity contracts	(81.1)	(95.8)	(132.9)
Credit contracts	0.1	1.8	(3.6)
Other contracts	86.0	(247.3)	(145.3)
Total	$(33.5)	$9.1	$(65.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for higher than expected earnings in the Closed Block that will need to be paid as dividends unless future performance of the Closed Block is less favorable than originally expected. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings and determine the amount of the PDO. As of December 31, 2021 and 2020, the PDO was $210.7 million and $298.2 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2021	December 31, 2020
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,286.0	$3,423.2
Other policyholder funds	5.3	6.0
Policyholder dividends payable	176.6	189.0
Policyholder dividends obligation	210.7	298.2
Other liabilities	8.8	8.7
Total Closed Block liabilities	3,687.4	3,925.1

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,191.6	2,353.3
Fixed maturities, trading	2.4	2.6
Equity securities	1.0	1.1
Mortgage loans	554.9	565.9
Policy loans	425.2	456.8
Other investments	48.4	61.7
Total investments	3,223.5	3,441.4
Cash and cash equivalents	19.7	23.2
Accrued investment income	32.6	35.4
Premiums due and other receivables	8.4	8.3
Deferred tax asset	24.6	24.2
Total assets designated to the Closed Block	3,308.8	3,532.5
Excess of Closed Block liabilities over assets designated to the Closed Block	378.6	392.6
Amounts included in accumulated other comprehensive income	0.6	0.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$379.2	$393.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Revenues
Premiums and other considerations	$196.1	$217.6	$227.6
Net investment income	137.6	143.6	154.4
Net realized capital gains (losses)	(4.6)	16.0	7.4
Total revenues	329.1	377.2	389.4

Expenses
Benefits, claims and settlement expenses	212.0	212.8	204.4
Dividends to policyholders	92.6	117.8	116.3
Operating expenses	2.3	2.7	2.9
Total expenses	306.9	333.3	323.6
Closed Block revenues, net of Closed Block expenses, before income taxes	22.2	43.9	65.8
Income taxes	3.9	8.4	12.9
Closed Block revenues, net of Closed Block expenses and income taxes	18.3	35.5	52.9
Funding adjustments	(4.0)	(2.2)	(3.0)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$14.3	$33.3	$49.9

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Beginning of year	$393.5	$426.9	$476.8
Effects of implementation of accounting changes (1)	—	0.1	—
End of year	379.2	393.5	426.9
Change in maximum future earnings	$(14.3)	$(33.3)	$(49.9)

(1)Includes the effects of implementation of accounting changes related to credit losses in 2020.

    We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Acquisition Costs

    Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Balance at beginning of year	$3,398.5	$3,509.9	$3,680.4
Costs deferred during the year	461.2	456.6	473.0
Amortized to expense during the year (1)	(284.2)	(386.9)	(345.8)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	173.6	(181.1)	(297.7)
Balance at end of year	$3,749.1	$3,398.5	$3,509.9

(1) Includes adjustments for revisions to EGPs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

9. Insurance Liabilities

Contractholder Funds

    Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2021	2020
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$10,652.3	$12,864.1
GICs	12,206.0	11,858.0
Funding agreements	11,685.5	9,407.3
Other investment contracts	997.1	1,047.3
Total liabilities for investment contracts	35,540.9	35,176.7
Universal life and other reserves	7,416.4	7,296.6
Total contractholder funds	$42,957.3	$42,473.3

    Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2021 and 2020, $4,252.4 million and $4,252.5 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of both December 31, 2021 and 2020, $75.0 million of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2021 and 2020, $0.0 million and $122.4 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of both December 31, 2021 and 2020, $201.8 million of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. In February 2021, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2021 and 2020, $7,156.3 million and $4,755.8 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the United States Securities and Exchange Commission (“SEC”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2021	2020	2019

	(in millions)
Balance at beginning of year	$2,534.9	$2,365.5	$2,252.7
Less: reinsurance recoverable	436.9	403.8	404.3
Net balance at beginning of year	2,098.0	1,961.7	1,848.4
Incurred:
Current year	1,572.5	1,376.8	1,361.3
Prior years	7.2	26.6	0.8
Total incurred	1,579.7	1,403.4	1,362.1
Payments:
Current year	1,025.0	863.8	869.4
Prior years	435.4	403.3	379.4
Total payments	1,460.4	1,267.1	1,248.8
Net balance at end of year	2,217.3	2,098.0	1,961.7
Plus: reinsurance recoverable	442.1	436.9	403.8
Balance at end of year	$2,659.4	$2,534.9	$2,365.5

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$59.5	$57.8	$57.9

    Incurred liability adjustments relating to prior years, which affected current operations during 2021, 2020 and 2019, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

    The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	2021	2021
	($ in millions)
Incurral
year
2012	$217.9	$200.0	$191.1	$189.5	$181.8	$174.8	$173.3	$171.9	$173.1	$172.2	$0.1	6,445
2013		219.3	203.3	188.4	190.7	182.3	179.5	177.1	173.4	174.5	0.1	7,051
2014			242.2	231.4	214.4	218.1	206.2	201.9	202.0	199.3	0.1	7,603
2015				231.0	227.2	217.2	215.3	208.2	210.0	211.8	0.1	7,180
2016					229.8	228.4	219.4	219.5	214.4	218.7	0.1	6,163
2017						238.4	239.7	243.1	245.8	245.2	0.1	6,080
2018							239.4	245.1	239.2	239.8	5.0	5,763
2019								255.2	248.4	240.4	7.5	5,917
2020									252.1	231.0	3.6	5,850
2021										259.7	97.3	3,271
Total net incurred claims										$2,192.6

	Net cumulative paid claims (1)
	December 31,
	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	(in millions)
Incurral
year
2012	$13.8	$55.1	$80.8	$93.7	$104.6	$112.9	$120	$126.1	$131.5	$136.3
2013		12.5	55.0	81.4	97.0	106.4	116.4	123.2	129.0	134.9
2014			16.1	66.0	96.3	111.8	122.3	132.4	140.8	147.2
2015				16.9	67.0	98.0	114.6	126.8	137.1	146.5
2016					16.2	70.6	105.6	124.9	136.8	147.2
2017						17.8	76.5	115.0	135.9	151.7
2018							20.1	79.9	115.7	135.7
2019								19.2	79.7	117.5
2020									20.6	78.8
2021										19.8
Total net paid claims										1,215.6
All outstanding liabilities for unpaid claims prior to 2012 net of reinsurance										242.0
Total outstanding liabilities for unpaid claims net of reinsurance										$1,219.0

	(1) 2012-2020 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Dental, Vision, STD, Critical Illness and Accident Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2020	2021	2021	2021
	($ in millions)
Incurral year
2020	$679.8	$663.7	$—	3,079,517
2021		826.0	49.2	3,564,753
Total net incurred claims		$1,489.7

	Net cumulative
	paid claims (1)
	December 31,
	2020	2021
	(in millions)
Incurral year
2020	$609.5	$663.2
2021		753.4
Total net paid claims		1,416.6
All outstanding liabilities for unpaid claims prior to 2020 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$73.1

(1) 2020 unaudited.
Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2020	2021	2021	2021
	($ in millions)
Incurral year
2020	$270.6	$278.2	$0.9	6,251
2021		317.6	27.3	6,274
Total net incurred claims		$595.8

	Net cumulative
	paid claims (1)
	December 31,
	2020	2021
	(in millions)
Incurral year
2020	$219.3	$276.5
2021		243.9
Total net paid claims		520.4
All outstanding liabilities for unpaid claims prior to 2020 net of
reinsurance		4.8
Total outstanding liabilities for unpaid claims net of reinsurance		$80.2

(1) 2020 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

    Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2021
		Dental, Vision, STD,
	LTD and Group	Critical Illness and
	Life Waiver	Accident	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,219.0	$73.1	$80.2	$1,372.3

Reconciling items:
Reinsurance recoverable on unpaid claims	46.5	—	—	46.5
Impact of discounting	(208.0)	—	—	(208.0)
Liability for unpaid claims - short-duration
contracts	$1,057.5	$73.1	$80.2	1,210.8
Insurance contracts other than short-duration				1,448.6
Liability for unpaid claims				$2,659.4

Claim Duration and Payout

    Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2021 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness and
Year	Waiver	Accident	Group Life
1	7.9%	91.8%	80.3%
2	24.6	8.0	17.7
3	15.3
4	8.3
5	5.8
6	5.0
7	4.2
8	3.4
9	3.3
10	2.7

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Discounting

    The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness and
	Life Waiver			Accident			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2021	$1,057.5			$73.1			$80.2
December 31, 2020	1,047.6			70.4			54.1
Range of discount rates
December 31, 2021	2.8	-	7.0%	—	-	—%	—	-	—%
December 31, 2020	2.8	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2021	$208.0			$—			$—
December 31, 2020	214.5			—			—
Interest accretion
For the year ended:
December 31, 2021	$33.8			$—			$—
December 31, 2020	33.9			—			—
December 31, 2019	34.2			—			—

10. Debt

Short-Term Debt

The components of short-term debt were as follows:

			December 31, 2021
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) Ltd as co-borrowers	Credit facility	November 2023	200.0	—
Total			$800.0	$—

			December 31, 2020
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) Ltd as co-borrowers	Credit facility	November 2023	200.0	—
Total			$800.0	$—

    Our revolving credit facilities are committed and available for general corporate purposes. These credit facilities also provide 100% back-stop support for our commercial paper program, of which we had no outstanding balances as of both December 31, 2021 and 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Long-Term Debt

    The components of long-term debt were as follows:

	December 31, 2021
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$53.8	$0.2	$54.0
Total long-term debt	$53.8	$0.2	$54.0

	December 31, 2020
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$55.6	$0.3	$55.9
Total long-term debt	$55.6	$0.3	$55.9

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2021, ranged from $3.1 million to $14.4 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding principal balances as of December 31, 2020, ranged from $3.1 million to $15.1 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $198.3 million and $194.1 million as of December 31, 2021 and 2020, respectively.

As of December 31, 2021, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2022	$2.1
2023	24.6
2024	17.5
2025	0.4
2026	6.5
Thereafter	2.9
Total future maturities of long-term debt	$54.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

11. Income Taxes

Income Taxes (Benefits)

    Our income taxes (benefits) were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Current income taxes (benefits):
U.S. federal	$96.9	$19.1	$24.5
State	11.4	12.6	8.0
Tax benefit of operating loss carryforward	—	(0.1)	(0.3)
Total current income taxes	108.3	31.6	32.2
Deferred income taxes (benefits):
U.S. federal	124.4	128.5	113.2
State	0.5	—	(5.2)
Total deferred income taxes	124.9	128.5	108.0
Income taxes	$233.2	$160.1	$140.2

    Our income before income taxes was as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Domestic	$1,686.8	$1,227.5	$1,262.8
Total income before income taxes	$1,686.8	$1,227.5	$1,262.8

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2021	2020	2019
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(4)	(6)	(6)
Tax credits	(3)	(3)	(4)
Interest exclusion from taxable income	(1)	(1)	(1)
Low income housing tax credit amortization	1	1	1
Other	—	1	—
Effective income tax rate	14%	13%	11%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Unrecognized Tax Benefits

    Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Balance at beginning of period	$45.8	$57.2	$37.2
Additions based on tax positions related to the current year	1.3	1.3	0.1
Additions for tax positions of prior years	—	17.4	23.1
Reductions for tax positions related to the current year	(3.2)	(3.2)	(3.2)
Settlements	—	(13.4)	—
Expired statute of limitations	—	(13.5)	—
Balance at end of period (1)	$43.9	$45.8	$57.2

(1) Our 2021 effective income tax rate would not be impacted if unrecognized tax benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

As of December 31, 2021, 2020 and 2019, we had recognized $1.2 million, $1.1 million and $0.8 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations.

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2021	2020
	(in millions)
Deferred income tax assets:
Insurance liabilities	$—	$352.5
Tax credit carryforwards	—	4.3
Employee benefits	54.2	14.3
Other deferred income tax assets	—	19.6
Gross deferred income tax assets	54.2	390.7
Valuation allowance	(2.8)	—
Total deferred income tax assets	51.4	390.7
Deferred income tax liabilities:
Deferred acquisition costs	(594.5)	(530.3)
Investments, including derivatives	(278.0)	(260.0)
Net unrealized gains on available-for-sale securities	(1,070.7)	(1,555.5)
Real estate	(141.7)	(158.4)
Insurance liabilities	(21.6)	—
Intangible assets	(7.7)	(8.3)
Gain on sale of discontinued operations (1)	(189.5)	(196.6)
Other deferred income tax liabilities	(21.2)	—
Total deferred income tax liabilities	(2,324.9)	(2,709.1)
Total net deferred income tax liabilities	$(2,273.5)	$(2,318.4)

(1)Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2021	2020
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(2,245.1)	$(2,285.0)
State	(28.4)	(33.4)
Total net deferred income tax liabilities	$(2,273.5)	$(2,318.4)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2021 and 2020, we had tax credit carryforwards for U.S. federal income tax purposes of $0.0 million and $4.3 million, respectively. Foreign and general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined PFG’s consolidated U.S. federal income tax return beginning in 2012 and 2013. Alternative minimum tax credit carryforwards became refundable for the 2018 tax year under the 2020 CARES Act and were fully recovered. In addition, the foreign tax and general business credit carryforwards were fully utilized in 2020 and 2021, respectively.

As of both December 31, 2021 and 2020, state net operating loss carryforwards were $0.3 million and will expire between 2032 and 2040. As of December 31, 2021, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Other Tax Information

Income tax returns are filed in U.S. federal jurisdiction as well as various states where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The IRS has completed examination of PFG’s consolidated U.S. federal income tax returns for years prior to 2015. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of Justice in March 2019, were finalized in 2020 and have been received in full as of December 31, 2021. IRS claims for refund filed for tax years 2006 through 2008 were received in September 2020. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, the proposed adjustments found acceptable, and associated tax settlements subsequently occurred in 2020 prior to expiration of the extended statute of limitations. As of December 31, 2021 and 2020, we had $16.8 million and $58.4 million, respectively, of current income tax receivables associated with outstanding audit issues.

The IRS is currently auditing PFG’s consolidated U.S. federal income tax returns for tax years 2015-2018. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The extended statute expired on June 30, 2021, for 2009 through 2012 although effectively settled, and the original statute has expired for both 2013 and 2014. Tax years 2015 and forward remain open through statute extensions or the normal statute of limitations. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

12. Employee and Agent Benefits

PFG provides a U.S. qualified defined benefit pension plan, covering U.S. employees that meet certain eligibility requirements and certain agents contracted on or before December 31, 2018. A final average pay benefit formula has been in place for plan participants employed prior to January 1, 2002. For agents, this formula ended on December 31, 2018, and for employees the formula will end on December 31, 2022. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years prior to the earliest of termination, retirement or the formula end date. A cash balance benefit was added on January 1, 2002. A participant's cash balance account is credited with an amount based on the participant’s salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance benefit applies. For pre-2002 participants, the pension benefit earned prior to the final average pay formula end date is the greater of the final average pay benefit or the cash balance benefit earned before the end date. They will also earn a new cash balance benefit for service after the formula end date. We reflect pension expense through our expense allocation agreement with PFG.

In addition, PFG sponsors non-qualified defined benefit plans subject to Section 409A of the Internal Revenue Code. This plan is for certain highly compensated employees and agents to replace the benefit that cannot be provided by the qualified defined benefit pension plan due to IRS limits. These nonqualified plans generally parallel the qualified plan but offer different payment options. No agent will become a new participant in the nonqualified plan after December 31, 2018.

We provide certain health care, life insurance and long-term care benefits for retired employees, their beneficiaries and covered dependents ("other postretirement benefits"). While virtually all U.S. employees continue to have access to the postretirement health care and life insurance benefits, only those U.S. employees that were hired prior to January 1, 2002, and retired prior to January 1, 2011, (post-65 medical) or January 1, 2020, (life insurance and pre-65 medical) were eligible to receive subsidized benefits. All others pay the full cost of coverage. The long-term care plan was subsidized only for those who retired prior to January 1, 2000, and is no longer accessible. The subsidy level for all benefits varies by plan, age, service and retirement date. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. PFG is the sponsor of the post-65 retiree medical plan for both employees and individual field agents.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Obligations and Funded Status

    The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to the other postretirement employee benefits plans, was as follows:

	December 31,
	2021	2020
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(92.5)	$(86.3)
Interest cost	(1.8)	(2.4)
Actuarial gain (loss)	6.4	(10.2)
Participant contributions	(6.1)	(6.0)
Benefits paid	11.9	11.4
Plan amendments	—	1.0
Plan transfer due to change in sponsorship	2.9	—
Benefit obligation at end of year	$(79.2)	$(92.5)

Change in plan assets
Fair value of plan assets at beginning of year	$751.1	$705.3
Actual return on plan assets	(0.8)	49.8
Employer contribution	1.5	1.4
Participant contributions	6.1	6.0
Benefits paid	(11.9)	(11.4)
Assets re-designated for non-retiree benefits	(656.5)	—
Fair value of plan assets at end of year	$89.5	$751.1

Amount recognized in statement of financial position
Other assets	$10.3	$661.5
Other liabilities	—	(2.9)
Total	$10.3	$658.6

Amount recognized in accumulated other comprehensive income
Total net actuarial gain	$(20.7)	$(17.0)
Prior service cost	—	0.7
Pre-tax accumulated other comprehensive income	$(20.7)	$(16.3)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2021, the other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rate and actual, along with projected, medical claim costs being lower than previously expected. For the year ended December 31, 2020, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate and a higher than expected number of retirees electing medical coverage with the elimination of subsidized benefits.

Effective January 1, 2021, the Long-Term Care Assistance Plan merged with the Principal Welfare Plan for Medicare Eligible Retirees and PFG became the plan sponsor. The result of the plan merger was a liability of $2.9 million moving to PFG. In addition, the net unrecognized actuarial loss of $2.0 million and the prior period service cost of $0.7 million from the long-term care plan moved to PFG with the plan merger.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Effective January 1, 2021, $656.5 million of assets in excess of the expected liability to cover the postretirement medical benefits for retirees were re-designated for non-retiree benefits. The elections were made pursuant to plan provisions, which provide for assets in excess of 125% of expected liabilities to fund other benefits covered under the plans. The re-designated assets, net of associated tax receivable impacts related to a tax adjustment to accumulated other comprehensive income, are not included as part of the asset balances presented in the footnote as they no longer qualify as plan assets in accordance with U.S. GAAP. The re-designated assets are included in equity securities and other investments on our consolidated statements of financial position beginning January 1, 2021.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2021	2020
	(in millions)
Accumulated postretirement benefit obligation	$—	$2.9
Fair value of plan assets	—	—

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Interest cost	$1.8	$2.4	$3.2
Expected return on plan assets	(3.5)	(34.8)	(32.0)
Amortization of prior service (benefit) cost	—	0.1	(0.1)
Recognized net actuarial (gain) loss	(0.4)	0.2	0.3
Net periodic benefit income	$(2.1)	$(32.1)	$(28.6)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2021	2020
	(in millions)
Other changes recognized in accumulated other comprehensive income
Net actuarial gain	$(4.1)	$(4.8)
Prior service benefit	(0.7)	(1.0)
Amortization of gain (loss)	0.4	(0.2)
Amortization of prior service cost	—	(0.1)
Total recognized in pre-tax accumulated other comprehensive income	$(4.4)	$(6.1)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive income	$(6.5)	$(38.2)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Assumptions

Weighted-average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	December 31,
	2021	2020
Discount rate	2.55%	2.15%
Rate of compensation increase	N/A	N/A

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2021	2020	2019
Discount rate (1)	2.15%	2.95%	3.95%
Expected long-term return on plan assets	4.25%	4.95%	5.20%
Rate of compensation increase	N/A	N/A	N/A %

(1)During the second quarter 2020, subsidy increases provided under the long-term care plan were capped at 5% per calendar year. This change was remeasured as of March 31, 2020. A discount rate of 2.95% was used until the remeasurement date at which time a discount rate of 2.90% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.25% expected long-term return on plan assets for 2021 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life and agent medical/life plans were 4.25% and 4.25%, respectively.

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Cost

	December 31,
	2021	2020
Health care cost trend rate assumed for next year under age 65	7.00%	6.75%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2030	2029

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly.
•Level 3 – Fair values are based on significant unobservable inputs for the asset.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2021
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.5	$0.5	$—	$—
Fixed income security portfolios (1)	41.8	41.8	—	—
U.S. equity portfolios (2)	32.9	32.9	—	—
International equity portfolios (3)	14.3	14.3	—	—
Total	$89.5	$89.5	$—	$—

	December 31, 2020
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.4	$0.4	$—	$—
Fixed income security portfolios (1)	610.1	590.8	19.3	—
U.S. equity portfolios (2)	93.8	28.5	65.3	—
International equity portfolios (3)	46.8	13.8	33.0	—
Total	$751.1	$633.5	$117.6	$—

(1)The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(2)The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(3)The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

As of December 31, 2020, $117.6 million of assets in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract. Effective January 1, 2021, these assets were redesignated for other welfare benefits.

    We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
•Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.
•Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

    In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
Fixed income security portfolios	50%
U.S. equity portfolios	35%
International equity portfolios	15%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2022	$12.5
2023	11.4
2024	10.4
2025	9.4
2026	8.2
2027-2031	30.8

    The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2021.

13. Contingencies, Guarantees, Indemnifications and Leases

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act (“ERISA”) and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On November 12, 2014, Frederick Rozo filed a class action lawsuit in the United States District Court for the Southern District of Iowa against us and PFG. PFG was later dismissed as a defendant. The Plaintiff alleged that defendants breached fiduciary duties and engaged in prohibited transactions under ERISA in connection with a general account guaranteed product known as the Principal Fixed Income Option (“PFIO”). On May 12, 2017, the district court certified a nationwide class of participants and beneficiaries who had funds invested in one of the PFIO contracts. On September 25, 2018, the district court granted our motion for summary judgment. On February 3, 2020, the Eighth Circuit Court of Appeals reversed that ruling and remanded the case back to the district court. A bench trial was held before the district court November 3-10, 2020. The court issued its ruling on April 8, 2021, and found in favor of us on all claims. The Plaintiff has appealed this ruling to the Eighth Circuit Court of Appeals. We will continue to aggressively defend the case.

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2021, we had no estimated loss accrued related to the legal matter discussed above because we believe the chance of loss from this matter is not probable and the amount of loss cannot be reasonably estimated.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith. The outcome of such matters is always uncertain and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2021.

Guarantees and Indemnifications

    In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2021, was approximately $259.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2021 and 2020, the liability balance for guaranty fund assessments, which is not discounted, was $21.0 million and $21.1 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2021 and 2020, $9.7 million and $9.6 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Leases

    As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. We also lease buildings and hardware storage equipment under finance leases. Lease assets and liabilities are recognized at the commencement of a lease based on the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at the lease commencement date to determine the present value of lease payments. Lease term may include options to extend or terminate the lease when it is reasonably certain we will exercise the option. Leases with an initial term of twelve months or less are not recorded on the consolidated statements of financial position. We recognize lease expense for leases on a straight-line basis over the lease term. Some of our lease agreements include payments for property taxes, insurance, utilities or common area maintenance, which are not based on an index or rate. These payments are recognized in net income in the period in which the obligation has occurred.

    We sublease certain office space to third parties, which are primarily operating leases. We record sublease income on a straight-line basis over the lease term.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    The lease assets and liabilities were as follows:

	December 31,
	2021	2020
	(in millions)
Assets
Operating lease assets (1)	$125.6	$128.8
Finance lease assets (1)	94.2	49.5
Total lease assets	$219.8	$178.3

Liabilities
Operating lease liabilities (2)	$118.3	$119.8
Finance lease liabilities (2)	94.8	50.1
Total lease liabilities	$213.1	$169.9

(1)Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.
(2)Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

The lease cost was as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$30.5	$20.4	$14.5
Interest on lease liabilities	1.0	1.0	1.0
Operating lease cost (1)	37.6	30.5	29.4
Other lease cost (1) (2)	7.3	5.8	5.0
Sublease income (3)	(1.7)	(1.6)	(1.7)
Total lease cost	$74.7	$56.1	$48.2

(1)Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.
(2)Other lease cost primarily reflects variable and short-term lease costs.
(3)Sublease income is included in fees and other revenues on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Payments for operating leases for the years ended December 31, 2021, 2020 and 2019, were $36.0 million, $40.7 million and $31.6 million, respectively. Payments for finance leases for the years ended December 31, 2021, 2020 and 2019, were $31.4 million, $21.2 million and $15.1 million, respectively. The following represents future payments due by period for lease obligations:

	Operating leases	Finance leases	Total
	(in millions)
For the twelve months ending December 31:
2022	$27.5	$32.8	$60.3
2023	23.1	31.4	54.5
2024	18.3	23.7	42.0
2025	15.1	7.9	23.0
2026	11.9	0.5	12.4
2027 and thereafter	35.5	—	35.5
Total lease payments	131.4	96.3	227.7
Less: interest	13.1	1.5	14.6
Present value of lease liabilities	$118.3	$94.8	$213.1

    The weighted-average remaining lease term and weighted-average discount rates were as follows:

	For the year ended December 31,
	2021	2020	2019
Weighted-average remaining lease term (in years):
Operating leases	7.8	8.1	7.6
Finance leases	3.2	3.0	2.6

Weighted-average discount rate:
Operating leases	2.2%	2.4%	3.1%
Finance leases	1.1%	1.8%	2.7%
14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2021
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,313.3)	$490.5	$(1,822.8)
Reclassification adjustment for losses included in net income (1)	20.5	(4.3)	16.2
Adjustments for assumed changes in amortization patterns	171.4	(36.0)	135.4
Adjustments for assumed changes in policyholder liabilities	1,288.6	(270.5)	1,018.1
Net unrealized losses on available-for-sale securities	(832.8)	179.7	(653.1)

Net unrealized gains on derivative instruments during the period	66.7	(14.0)	52.7
Reclassification adjustment for gains included in net income (3)	(25.5)	5.4	(20.1)
Adjustments for assumed changes in amortization patterns	(0.2)	—	(0.2)
Adjustments for assumed changes in policyholder liabilities	1.6	(0.4)	1.2
Net unrealized gains on derivative instruments	42.6	(9.0)	33.6

Unrecognized postretirement benefit obligation during the period	2.3	(0.5)	1.8
Amortization of amounts included in net periodic benefit cost (4)	(0.4)	0.1	(0.3)
Net unrecognized postretirement benefit obligation	1.9	(0.4)	1.5

Other comprehensive loss	$(788.3)	$170.3	$(618)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2020
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$3,268.3	$(690.8)	$2,577.5
Reclassification adjustment for gains included in net income (1)	(41.4)	9.4	(32.0)
Adjustments for assumed changes in amortization patterns	(179.0)	37.6	(141.4)
Adjustments for assumed changes in policyholder liabilities	(1,275.1)	267.7	(1,007.4)
Net unrealized gains on available-for-sale securities	1,772.8	(376.1)	1,396.7

Net unrealized losses on derivative instruments during the period	(28.1)	6.5	(21.6)
Reclassification adjustment for gains included in net income (3)	(27.1)	5.1	(22.0)
Adjustments for assumed changes in amortization patterns	2.7	(0.5)	2.2
Adjustments for assumed changes in policyholder liabilities	7.8	(1.6)	6.2
Net unrealized losses on derivative instruments	(44.7)	9.5	(35.2)

Unrecognized postretirement benefit obligation during the period	5.7	(1.2)	4.5
Amortization of amounts included in net periodic benefit cost (4)	0.3	(0.1)	0.2
Net unrecognized postretirement benefit obligation	6.0	(1.3)	4.7

Other comprehensive income	$1,734.1	$(367.9)	$1,366.2

	For the year ended December 31, 2019
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$4,107.0	$(865.2)	$3,241.8
Reclassification adjustment for losses included in net income (1)	51.0	(10.6)	40.4
Adjustments for assumed changes in amortization patterns	(293.0)	61.5	(231.5)
Adjustments for assumed changes in policyholder liabilities	(654.4)	137.4	(517.0)
Net unrealized gains on available-for-sale securities	3,210.6	(676.9)	2,533.7

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	5.2	(1.1)	4.1
Adjustments for assumed changes in amortization patterns	(1.4)	0.3	(1.1)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	3.8	(0.8)	3.0

Net unrealized losses on derivative instruments during the period	(0.5)	—	(0.5)
Reclassification adjustment for gains included in net income (3)	(28.7)	6.1	(22.6)
Adjustments for assumed changes in amortization patterns	3.1	(0.6)	2.5
Adjustments for assumed changes in policyholder liabilities	7.9	(1.9)	6.0
Net unrealized losses on derivative instruments	(18.2)	3.6	(14.6)

Unrecognized postretirement benefit obligation during the period	54.3	(11.4)	42.9
Amortization of amounts included in net periodic benefit cost (4)	0.2	—	0.2
Net unrecognized postretirement benefit obligation	54.5	(11.4)	43.1

Other comprehensive income	$3,250.7	$(685.5)	$2,565.2
(1)     Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

(2) Prior to 2020, represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Unrecognized	Accumulated
	gains on	impairment losses	gains on	postretirement	other
	available-for-sale	on fixed maturities	derivative	benefit	comprehensive
	securities (1)	available-for-sale (2)	instruments	obligation	income
	(in millions)
Balances as of January 1, 2019	$69.2	$(47.1)	$68.3	$(34.9)	$55.5
Other comprehensive income during
the period, net of adjustments	2,493.3	—	8.0	42.9	2,544.2
Amounts reclassified from AOCI	40.4	3.0	(22.6)	0.2	21.0
Other comprehensive income	2,533.7	3.0	(14.6)	43.1	2,565.2
Balances as of December 31, 2019	2,602.9	(44.1)	53.7	8.2	2,620.7
Other comprehensive income during
the period, net of adjustments	1,428.7	—	(13.2)	4.5	1,420.0
Amounts reclassified from AOCI	(32.0)	—	(22.0)	0.2	(53.8)
Other comprehensive income	1,396.7	—	(35.2)	4.7	1,366.2
Effects of implementation of
accounting change related to
credit losses, net	(44.1)	44.1	—	—	—
Balances as of December 31, 2020	3,955.5	—	18.5	12.9	3,986.9
Other comprehensive loss during
the period, net of adjustments	(669.3)	—	53.7	1.8	(613.8)
Amounts reclassified from AOCI	16.2	—	(20.1)	(0.3)	(4.2)
Other comprehensive loss	(653.1)	—	33.6	1.5	(618.0)
Net assets transferred to affiliate due
to change in benefit plan
sponsorship	—	—	—	2.0	2.0
Balances as of December 31, 2021	$3,302.4	$—	$52.1	$16.4	$3,370.9

(1)Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $0.6 million and $2.6 million as of December 31, 2021 and 2020, respectively.
(2)Prior to the implementation of authoritative guidance in 2020, the noncredit component of impairment losses on fixed maturities, available-for-sale was included as a separate component of stockholder’s equity.

Dividend Limitations

Under Iowa law, we may pay dividends or make other distributions only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2021 statutory results, we could pay approximately $961.7 million in ordinary stockholder dividends in 2022 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2022, some or all of such dividends may be extraordinary and require regulatory approval.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2021.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2021, approximately 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses utilize the secured overnight financing rate (“SOFR”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the SOFR curve to value our positions. Counterparty credit risk is routinely monitored to ensure our adjustment for nonperformance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the nonperformance risk on these trades.

Interest Rate Contracts. For non-cleared contracts, which include interest rate swaps and have included swaptions, we use discounted cash flow valuation techniques to determine the fair value using observable swap curves as the inputs. These are reflected in Level 2. We have forward contracts for which we obtain prices from third party pricing vendors. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we had interest rate options that were valued using broker quotes. These were reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. Currency forwards are valued using observable market inputs, including forward currency exchange rates. These are reflected in Level 2. In addition, we had a limited number of non-standard currency swaps that were valued using broker quotes. These were reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs to determine the fair value of credit default swaps. These are reflected in Level 2. In addition, we have a limited number of credit default swaps that are valued using broker quotes. These are reflected within Level 3.

Other Investments

Other investments reported at fair value include invested assets of consolidated sponsored investment funds, unconsolidated sponsored investment funds, other investment funds reported at fair value, equity method real estate investments for which the fair value option was elected and certain redeemable and nonredeemable preferred stock. In addition, in 2019 we had commercial mortgage loans of a consolidated VIE for which the fair value option was elected.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of a consolidated VIE were valued using the more observable fair value of the liabilities of the consolidated collateralized financing entity under the measurement alternative guidance and were reflected in Level 2. The liabilities were affiliated so were not reflected in our consolidated results. The trust was unwound in the third quarter of 2019.

Equity method real estate investments for which the fair value option was elected were reflected in Level 3. The equity method real estate investments consisted of underlying real estate and debt. The real estate fair value was estimated using a discounted cash flow valuation model that utilized public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value was estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The last equity method real estate investment for which the fair value option was elected was sold in the third quarter of 2021.

The fair value of certain redeemable and nonredeemable preferred stock is based on an internal model using unobservable inputs, which is reflected in Level 3. The redeemable preferred stock was sold in the third quarter of 2020.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own nonperformance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Assets and Liabilities Measured at Fair Value on a Recurring Basis

    Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2021
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,937.0	$—	$1,587.0	$350.0	$—
Non-U.S. governments	947.1	—	—	947.1	—
States and political subdivisions	9,216.4	—	—	9,124.0	92.4
Corporate	42,965.1	—	41.5	42,089.3	834.3
Residential mortgage-backed pass-
through securities	2,342.3	—	—	2,342.3	—
Commercial mortgage-backed securities	5,513.7	—	—	5,494.5	19.2
Collateralized debt obligations (1)	3,533.5	—	—	3,447.7	85.8
Other debt obligations	7,441.8	—	—	7,399.7	42.1
Total fixed maturities, available-for-sale	73,896.9	—	1,628.5	71,194.6	1,073.8
Fixed maturities, trading	233.3	—	0.5	227.9	4.9
Equity securities	508.2	—	463.5	44.7	—
Derivative assets (2)	326.2	—	—	325.6	0.6
Other investments	94.1	92.7	—	—	1.4
Cash equivalents	753.0	—	—	753.0	—
Sub-total excluding separate account
assets	75,811.7	92.7	2,092.5	72,545.8	1,080.7

Separate account assets	147,529.0	8,942.9	114,735.5	22,904.6	946.0
Total assets	$223,340.7	$9,035.6	$116,828	$95,450.4	$2,026.7

Liabilities
Investment and universal life contracts (3)	$(320.9)	$—	$—	$—	$(320.9)
Derivative liabilities (2)	(142.3)	—	—	(142.3)	—
Total liabilities	$(463.2)	$—	$—	$(142.3)	$(320.9)

Net assets	$222,877.5	$9,035.6	$116,828	$95,308.1	$1,705.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	December 31, 2020
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,941.3	$—	$1,623.9	$317.4	$—
Non-U.S. governments	947.7	—	—	947.7	—
States and political subdivisions	9,080.2	—	—	9,080.2	—
Corporate	43,359.5	—	—	43,068.7	290.8
Residential mortgage-backed pass-
through securities	2,294.3	—	—	2,294.3	—
Commercial mortgage-backed securities	4,893.4	—	—	4,880.2	13.2
Collateralized debt obligations (1)	4,019.7	—	—	3,992.5	27.2
Other debt obligations	7,031.5	—	—	7,002.3	29.2
Total fixed maturities, available-for-sale	73,567.6	—	1,623.9	71,583.3	360.4
Fixed maturities, trading	233.2	—	0.5	232.7	—
Equity securities	71.2	—	27.2	44.0	—
Derivative assets (2)	393.6	—	—	393.0	0.6
Other investments	105.7	75.7	—	—	30.0
Cash equivalents	894.0	—	—	894.0	—
Sub-total excluding separate account
assets	75,265.3	75.7	1,651.6	73,147.0	391.0

Separate account assets	134,135.1	155.8	102,212.4	22,873.7	8,893.2
Total assets	$209,400.4	$231.5	$103,864.0	$96,020.7	$9,284.2

Liabilities
Investment and universal life contracts (3)	$(414.4)	$—	$—	$—	$(414.4)
Derivative liabilities (2)	(161.3)	—	—	(155.6)	(5.7)
Total liabilities	$(575.7)	$—	$—	$(155.6)	$(420.1)

Net assets	$208,824.7	$231.5	$103,864.0	$95,865.1	$8,864.1

(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $10.2 million and $15.1 million as of December 31, 2021 and December 31, 2020, respectively. Separate account assets using the NAV practical expedient consist of hedge funds and a real estate fund with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2021

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2021	income (2)	income (3)	(4)	Level 3	Level 3	2021
	(in millions)
Assets
Fixed maturities, available-
for-sale:
States and political
subdivisions	$—	$—	$12.5	$(0.4)	$80.3	$—	$92.4
Corporate	290.8	(21.9)	7.8	381.8	175.8	—	834.3
Commercial mortgage-backed
securities	13.2	(1.0)	(0.4)	7.4	—	—	19.2
Collateralized debt obligations	27.2	(2.0)	1.7	397.4	72.1	(410.6)	85.8
Other debt obligations	29.2	—	0.4	16.9	20.6	(25.0)	42.1
Total fixed maturities,
available-for-sale	360.4	(24.9)	22.0	803.1	348.8	(435.6)	1,073.8
Fixed maturities, trading	—	—	—	4.9	—	—	4.9
Other investments	30.0	12.4	—	(41.0)	—	—	1.4
Separate account assets (1)	8,893.2	313.8	—	(8,261.0)	—	—	946.0

Liabilities
Investment and universal life
contracts	(414.4)	67.0	—	26.5	—	—	(320.9)

Derivatives
Net derivative assets (liabilities)	(5.1)	(5.0)	—	10.7	—	—	0.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2020

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2020	income (2)	income (3)	(4)	Level 3	Level 3	2020
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Corporate	$81.7	$(0.9)	$5.2	$118	$342	$(255.2)	$290.8
Commercial mortgage-backed
securities	12.9	(1.3)	1.4	(0.1)	0.3	—	13.2
Collateralized debt obligations	199.0	(2.3)	(21.8)	182.5	—	(330.2)	27.2
Other debt obligations	91.3	—	(1.4)	(37.9)	46.1	(68.9)	29.2
Total fixed maturities,
available-for-sale	384.9	(4.5)	(16.6)	262.5	388.4	(654.3)	360.4
Fixed maturities, trading	0.3	—	—	—	—	(0.3)	—
Other investments	34.2	6.3	—	(10.5)	—	—	30.0
Separate account assets (1)	8,966.7	463.5	—	(537.0)	—	—	8,893.2

Liabilities
Investment and universal life
contracts	(151.2)	(244.0)	—	(19.2)	—	—	(414.4)

Derivatives
Net derivative assets (liabilities)	11.6	9.8	—	—	—	(26.5)	(5.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2019

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included in	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2019	income (2)	income	(4)	Level 3	Level 3	2019
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Non-U.S. governments	$4.6	$—	$—	$(4.6)	$—	$—	$—
Corporate	57.9	—	2.5	17.2	4.1	—	81.7
Commercial mortgage-backed
securities	9.5	(3.8)	3.4	2.4	3.7	(2.3)	12.9
Collateralized debt obligations	8.3	(2.6)	0.9	122.5	69.9	—	199.0
Other debt obligations	58.5	—	0.8	100.0	8.3	(76.3)	91.3
Total fixed maturities,
available-for-sale	138.8	(6.4)	7.6	237.5	86.0	(78.6)	384.9
Fixed maturities, trading	—	—	—	0.3	—	—	0.3
Other investments	17.2	5.9	—	1.1	10.0	—	34.2
Separate account assets (1)	8,444.0	735.5	—	(212.1)	—	(0.7)	8,966.7

Liabilities
Investment and universal life
contracts	(5.3)	(132.9)	—	(13.0)	—	—	(151.2)

Derivatives
Net derivative assets (liabilities)	3.5	(0.2)	—	8.3	—	—	11.6

(1) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$(4.6)	$—	$—
Commercial mortgage-backed securities	(1.0)	(1.2)	(2.9)
Collateralized debt obligations	(2.0)	(2.2)	(2.6)
Total fixed maturities, available-for-sale	(7.6)	(3.4)	(5.5)
Other investments	12.5	5.3	6.0
Separate account assets	90.5	385.5	697.1

Liabilities
Investment and universal life contracts	65.9	(251.1)	(134.0)

Derivatives
Net derivative assets (liabilities)	—	9.9	3.9

(3) Changes in unrealized gains (losses) included in OCI relating to positions still held were:

	For the year ended December 31,
	2021	2020
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$12.5	$—
Corporate	(0.7)	11.9
Commercial mortgage-backed securities	(0.4)	1.5
Collateralized debt obligations	1.9	(0.3)
Total fixed maturities, available-for-sale	13.3	13.1

(4) Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2021
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(0.4)	$(0.4)
Corporate	626.6	(84.3)	—	(160.5)	381.8
Commercial mortgage-backed securities	7.7	—	—	(0.3)	7.4
Collateralized debt obligations	422.7	—	—	(25.3)	397.4
Other debt obligations	45.1	—	—	(28.2)	16.9
Total fixed maturities, available-for-sale	1,102.1	(84.3)	—	(214.7)	803.1
Fixed maturities, trading	4.9	—	—	—	4.9
Other investments	—	(41.0)	—	—	(41.0)
Separate account assets (5)	38.5	(8,206.2)	(191.5)	98.2	(8,261.0)

Liabilities
Investment and universal life contracts	—	—	(16.4)	42.9	26.5

Derivatives
Net derivative assets (liabilities)	—	10.7	—	—	10.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2020
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$169.2	$(5.5)	$—	$(45.7)	$118.0
Commercial mortgage-backed securities	—	—	—	(0.1)	(0.1)
Collateralized debt obligations	182.0	—	—	0.5	182.5
Other debt obligations	14.3	—	—	(52.2)	(37.9)
Total fixed maturities, available-for-sale	365.5	(5.5)	—	(97.5)	262.5
Other investments	0.5	(11.0)	—	—	(10.5)
Separate account assets (5)	309.2	(656.7)	(396.1)	206.6	(537.0)

Liabilities
Investment and universal life contracts	—	—	(41.0)	21.8	(19.2)

	For the year ended December 31, 2019
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(4.6)	$(4.6)
Corporate	41.9	(1.4)	—	(23.3)	17.2
Commercial mortgage-backed securities	2.4	—	—	—	2.4
Collateralized debt obligations	124.7	—	—	(2.2)	122.5
Other debt obligations	107.7	—	—	(7.7)	100.0
Total fixed maturities, available-for-sale	276.7	(1.4)	—	(37.8)	237.5
Fixed maturities, trading	0.5	—	—	(0.2)	0.3
Other investments	6.0	(4.9)	—	—	1.1
Separate account assets (5)	279.2	(524.4)	(280.4)	313.5	(212.1)

Liabilities
Investment and universal life contracts	—	—	(17.8)	4.8	(13.0)

Derivatives
Net derivative assets (liabilities)	1.9	6.4	—	—	8.3

(5)    Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2021
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$80.3	$—	$—
Corporate	—	175.8	—	—
Collateralized debt obligations	—	72.1	—	410.6
Other debt obligations	—	20.6	—	25.0
Total fixed maturities, available-for-sale	—	348.8	—	435.6

	For the year ended December 31, 2020
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$342	$—	$255.2
Commercial mortgage-backed securities	—	0.3	—	—
Collateralized debt obligations	—	—	—	330.2
Other debt obligations	—	46.1	—	68.9
Total fixed maturities, available-for-sale	—	388.4	—	654.3
Fixed maturities, trading	—	—	—	0.3

Derivatives
Net derivative assets (liabilities)	—	—	—	26.5

	For the year ended December 31, 2019
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$4.1	$—	$—
Commercial mortgage-backed securities	—	3.7	—	2.3
Collateralized debt obligations	—	69.9	—	—
Other debt obligations	—	8.3	—	76.3
Total fixed maturities, available-for-sale	—	86.0	—	78.6
Other investments	—	10.0	—	—
Separate account assets	—	—	—	0.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Assets transferred into Level 3 during 2021, 2020 and 2019, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations. In addition, other investments transferred from Level 2 into Level 3 during 2019, included certain redeemable preferred stock for which at least one significant unobservable input is now used to determine fair value.

Assets transferred out of Level 3 during 2021, 2020 and 2019, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2021
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$829.9	Discounted cash flow	Discount rate (1)	0.9%-15.5%	6.8%
			Illiquidity premium	0 basis points ("bps")-70bps	6bps
		Market comparables	Potential loss severity	39.4%	39.4%
			Probability of default	100.0%	100.0%
Commercial mortgage-backed securities	3.5	Discounted cash flow	Discount rate (1)	3.7%	3.7%
Collateralized debt obligations	45.9	Discounted cash flow	Discount rate (1)	3.0%-5.3%	4.0%
			Illiquidity premium	0bps-385bps	255bps
Other debt obligations	22.1	Discounted cash flow	Discount rate (1)	3.0%-10.0%	3.3%
			Illiquidity premium	225bps-500bps	237bps
Fixed maturities, trading	4.9	Discounted cash flow	Discount rate (1)	7.5%	7.5%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	December 31, 2021
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	946.0	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%	1.4%
			Credit spread rate	120bps	120bps
		Discounted cash flow - real estate	Discount rate (1)	5.3%-10.0%	6.6%
			Terminal capitalization rate	4.3%-9.3%	5.6%
			Average market rent growth rate	1.6%-3.6%	2.7%
		Discounted cash flow - real estate debt	Loan to value	40.1%-58.5%	46.0%
			Market interest rate	2.5%-3.1%	2.7%

Liabilities
Investment and universal life contracts (6)	(320.9)	Discounted cash flow	Long duration interest rate	1.9% (3)	1.9%
			Long-term equity market volatility	19.8%-32.5%	22.5%
			Nonperformance risk	0.3%-1.1%	0.9%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.0%	4.7%
			Mortality rate	See note (5)

	December 31, 2020
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$286.1	Discounted cash flow	Discount rate (1)	0.9%-11.7%	7.3%
			Illiquidity premium	0bps-60bps	19bps
			Comparability adjustment	0bps-769bps	359bps
			Potential loss severity	54.6%	54.6%
			Probability of default	100.0%	100.0%
Commercial mortgage-backed securities	1.1	Discounted cash flow	Potential loss severity	78.4%	78.4%
			Probability of default	100.0%	100.0%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	December 31, 2020
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Collateralized debt obligations	0.7	Discounted cash flow	Potential loss severity	40.5%	40.5%
			Probability of default	100.0%	100.0%
Other debt obligations	0.8	Discounted cash flow	Discount rate (1)	10.0%	10.0%
			Illiquidity premium	500bps	500bps
Other investments	28.5	Discounted cash flow - real estate	Discount rate (1)	6.5%	6.5%
			Terminal capitalization rate	5.3%	5.3%
			Average market rent growth rate	2.6%	2.6%
		Discounted cash flow - real estate debt	Loan to value	52.6%	52.6%
			Credit spread	3.3%	3.3%
Separate account assets	8,893.2	Discounted cash flow - mortgage loans	Discount rate (1)	1.2%	1.2%
			Illiquidity premium	60bps	60bps
			Credit spread rate	110bps	110bps
		Discounted cash flow - real estate	Discount rate (1)	5.6%-11.9%	6.9%
			Terminal capitalization rate	4.5%-9.3%	5.7%
			Average market rent growth rate	1.5%-4.8%	3.0%
		Discounted cash flow - real estate debt	Loan to value	6.3%-74.2%	47.5%
			Market interest rate	2.0%-5.0%	3.4%

Liabilities
Investment and universal life contracts (6)	(414.4)	Discounted cash flow	Long duration interest rate	1.3%-1.4% (3)	1.4%
			Long-term equity market volatility	17.6%-26.9%	19.7%
			Nonperformance risk	0.1%-1.3%	0.9%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.3%	5.6%
			Mortality rate	See note (5)

(1)Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)Revenue multiples are amounts used when we have determined market participants would use such multiples to value the investments.
(3)Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.
(4)This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.
(5)This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

(6)Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. The use of a higher or lower discount rate would have caused the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. The use of a higher or lower illiquidity premium would have caused significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. The use of a higher or lower market volatility would have caused significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. The use of higher or lower risk-free rates would have caused the fair value of the embedded derivative to significantly increase or decrease, respectively. The use of a higher or lower rate for our own credit risks, which impact the rates used to discount future cash flows, would have significantly increased or decreased, respectively, the fair value of the embedded derivative.

The use of a lower or higher mortality rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The use of a lower or higher overall lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption may vary dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. The use of a higher or lower assumption of the number of contractholders taking withdrawals would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit would have caused the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2021, 2020 and 2019.

Fair Value Option

We elected fair value accounting for:
•Certain commercial mortgage loans of a consolidated VIE for which it was not practicable for us to determine the carrying value. The consolidated VIE was unwound in the third quarter of 2019.
•Certain real estate ventures that were subject to the equity method of accounting because the nature of the investments was to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments were not fair valued because the investments mainly generated income from the operations of the underlying properties. The last equity method real estate investment for which the fair value option was elected was sold in the third quarter of 2021.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31,
	2021	2020
	(in millions)
Real estate ventures (1)
Fair value	$—	$28.5

(1)Reported with other investments in the consolidated statements of financial position.

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax gain (loss) (1) (2)	$—	$—	$0.1
Interest income (3)	—	—	0.3

Real estate ventures
Change in fair value pre-tax gain (4)	12.5	5.3	6.0

(1)None of the change in fair value related to instrument-specific credit risk.
(2)Reported in net realized capital gains (losses) on the consolidated statements of operations.
(3)Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.
(4)Reported in net investment income on the consolidated statements of operations.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2021
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$18,908.3	$19,842.3	$—	$—	$19,842.3
Policy loans	705.0	888.9	—	—	888.9
Other investments	290.4	281.2	—	185.0	96.2
Cash and cash equivalents	475.6	475.6	475.6	—	—
Investment contracts	(35,249.5)	(35,534.9)	—	(7,454.3)	(28,080.6)
Long-term debt	(54.0)	(38.0)	—	—	(38.0)
Separate account liabilities	(131,096.8)	(130,152.8)	—	—	(130,152.8)
Bank deposits (1)	(373.3)	(372.8)	—	(372.8)	—
Cash collateral payable	(204.4)	(204.4)	(204.4)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	December 31, 2020
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$16,506.1	$17,925.7	$—	$—	$17,925.7
Policy loans	723.8	966.7	—	—	966.7
Other investments	285.2	276.4	—	185.0	91.4
Cash and cash equivalents	754.5	754.5	754.5	—	—
Investment contracts	(34,788.3)	(36,085.5)	—	(5,276.9)	(30,808.6)
Long-term debt	(55.9)	(41.2)	—	—	(41.2)
Separate account liabilities	(119,133.1)	(118,117.1)	—	—	(118,117.1)
Bank deposits (1)	(423.5)	(429.7)	—	(429.7)	—
Cash collateral payable	(219.9)	(219.9)	(219.9)	—	—

(1)Excludes deposit liabilities without defined or contractual maturities.

16. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “Iowa Insurance Division”). The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2021 and 2020, our affiliated reinsurance subsidiaries assumed statutory reserves of $10,085.7 million and $8,978.2 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2021 and 2020, assets admitted under these practices totaled $4,146.0 million and $3,731.0 million, respectively.

    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2021, we met the minimum RBC requirements.

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2021	2020	2019
	(in millions)
Statutory net income	$864.0	$915.9	$989.3
Statutory capital and surplus	5,375.2	5,682.4	5,193.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

17. Revenues from Contracts with Customers

Administrative Service Fee Revenue

    We offer service and trust agreements for defined contribution retirement plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor retirement plan trust and custody services are also available through an affiliated trust company.

•Fees and other revenues are earned for administrative activities performed for the defined contribution retirement plans including recordkeeping and reporting as well as trust and custody, asset management and investment services. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

•Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

We offer administrative services performed for our fee-for-service products, nonqualified benefit plans, separate accounts and dental networks.

•Fees and other revenues are earned for administrative services performed, which include recordkeeping and reporting services. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Deposit Account Fee Revenue

    We offer individual retirement accounts (“IRAs”) through Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion.

Commission Income

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue. Additionally, commission income is earned on advisory services provided to customers. The revenues are earned over time as the service is performed based upon contractual rates applied to the market value of the clients’ portfolios.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Disaggregation of Revenues from Contracts with Customers

    The following table summarizes the disaggregation of revenues from contracts with customers and reconciles totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2021	2020	2019

	(in millions)
Administrative service fee revenue	$432.7	$280.9	$283.2
Deposit account fee revenue	9.2	8.4	9.3
Commission income	34.6	27.0	26.9
Other fee revenue	3.8	2.4	2.5
Total revenues from contracts with customers	480.3	318.7	321.9
Fees and other revenues not within the scope of revenue
recognition guidance (1)	2,199.3	2,034.9	2,074.8
Total fees and other revenues per consolidated statements of
operations	$2,679.6	$2,353.6	$2,396.7

(1)     Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.

Contract Costs

    Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $41.8 million and $40.9 million as of December 31, 2021 and 2020, respectively.
We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the years ended December 31, 2021, 2020 and 2019, $7.3 million, $7.2 million and $7.5 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

18. Stock-Based Compensation Plans

As of December 31, 2021, our ultimate parent, PFG, sponsored the 2021 Stock Incentive Plan, the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. No new grants will be made under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan or the Stock Incentive Plan. Under the terms of the 2021 Stock Incentive Plan grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. As part of our fair value process, for each stock-based compensation plan, we assess the impact of material nonpublic information on PFG’s share price or expected volatility, as applicable, at the time of grant. No awards in 2021 required a fair value adjustment.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against net income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Compensation cost	$25.2	$24.4	$21.9
Related income tax benefit	4.3	4.0	4.1
Capitalized as part of an asset	1.4	1.5	1.7

Nonqualified Stock Options
    Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

    The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2021	2020	2019
Expected volatility	34.2%	25.7%	23.3%
Expected term (in years)	7.0	7.0	7.0
Risk-free interest rate	1.2%	1.3%	2.6%
Expected dividend yield	3.82%	4.33%	4.07%
Weighted average estimated fair value	$15.67	$9.64	$10.00

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

    As of December 31, 2021, we had $2.4 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.8 years.

Performance Share Awards

    Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of performance share awards granted during 2021, 2020 and 2019 was $58.68, $51.73 and $53.09, respectively.

As of December 31, 2021, we had $4.0 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 1.8 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Restricted Stock Units
    Restricted stock units were granted to certain employees and agents under the 2021 Stock Incentive Plan and the 2014 Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2021, 2020 and 2019 was $59.38, $49.33 and $53.19, respectively.

As of December 31, 2021, we had $22.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.7 years.

Employee Stock Purchase Plan

    Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a quarterly basis. Employees may purchase up to $25,000 in PFG stock value annually. Employees were able to purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever was lower, through 2021. Beginning January 2022, employees may purchase shares of PFG common stock at a price equal to 90% of the shares' fair market value as of the end of the purchase period.

    We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $15.64, $11.33 and $11.37 during 2021, 2020 and 2019, respectively.

19. Subsequent Event

On January 31, 2022, we entered into a Master Transaction Agreement with Sutton Cayman, Ltd., a limited company organized under the laws of the Cayman Islands and an affiliate of Talcott Resolution Life, Inc., a subsidiary of Sixth Street, pursuant to which we will cede 100% of our in-force U.S. retail fixed annuity and universal life insurance with secondary guarantee blocks of business (the “Reinsurance Transaction”). The Reinsurance Transaction will be structured through 100% coinsurance with funds withheld. We will retain administration of the ceded business. The Reinsurance Transaction is expected to close during the second quarter of 2022 with economics effective as of January 1, 2022, subject to regulatory approval.

Part C
Other Information
Item 30. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)
Resolution of Board of Directors of the Depositor - Filed as Ex-99(a)(1) on 1/8/1996 (Accession No. 0000812797-96-000001) This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(b)	Custodian Agreements - N/A

(c)	Underwriting Contracts - Exhibits (c1) through (c4) filed on 1/8/1996 (Accession No. 0000812797-96-000001) were originally filed in paper format. Accordingly, a hyperlink has not been provided.

	(c1)	Distribution Agreement (filed as Ex-99(a)(3)a.a on 1/8/96)
	(c2)	Selling Agreement (filed as Ex-99(a)(3)a.b on 1/8/96)
	(c3)	Registered Representative Agreement (filed as Ex-99(a)(3)b on 1/8/96)
	(c4)	Schedule of sales commissions (filed as Ex-99(a)(3)c on 1/8/96)

(d)	Contracts - Exhibits (d1) through (d24) were originally filed in paper format. Accordingly, a hyperlink has not been provided.

	(d1)	Form of Variable Life Contract (filed as Ex-99(a)(5)a on 6/5/96)
	(d2)	Form of Accelerated Benefits Rider (filed as Ex-99(a)(5)a.xiii on 1/8/96)
	(d3)	Form of Accounting Benefit Rider (filed as Ex-99(a)(5)a.xi on 1/8/96)
	(d4)	Form of Accidental Death Benefit Rider (filed as Ex-99(a)(5)a.iv on 1/8/96)
	(d5)	Form of Change of Insured Rider (filed as Ex-99(a)(5)a.vii on 6/5/96)
	(d6)	Form of Children Term Insurance Rider (filed as Ex-99(a)(5)a.v on 6/5/96)
	(d7)	Form of Cost of Living Increase Rider (filed as Ex-99(a)(5)a.i on 6/5/96)
	(d8)	Form of Death Benefit Guarantee Rider (filed as Ex-99(a)(5)a.viii on 6/5/96)
	(d9)	Form of Extended Coverage Rider (filed as Ex-99(a)(5)a.xii on 6/5/96)
	(d10)	Form of Extra Protection Increase Rider (filed as Ex-99(a)(5)a.x on 6/5/96)
	(d11)	Form of Salary Increase Rider (filed as Ex-99(a)(5)a.ix on 6/5/96)
	(d12)	Form of Spouse Term Insurance Rider (filed as Ex-99(a)(5)a.vi on 6/5/96)
	(d13)	Form of Waiver of Monthly Policy Charge Rider (filed as Ex-99(a)(5)a.ii on 6/5/96)
	(d14)	Form of Waiver of Specified Premium Rider (filed as Ex-99(a)(5)a.iii on 6/5/96)
	(d15)	Form of Variable Life Contract - Unisex Version (filed as Ex-99(a)(5)b on 6/5/96)
	(d16)	Form of Accidental Death Benefit Rider (filed as Ex-99(a)(5)b.i on 1/8/96)
	(d17)	Form of Change of Insured Rider (filed as Ex-99(a)(5)b.iv on 6/5/96)
	(d18)	Form of Children Term Insurance Rider (filed as Ex-99(a)(5)b.ii on 6/5/96)
	(d19)	Form of Death Benefit Guarantee Rider (filed as Ex-99(a)(5)b.v on 6/5/96)
	(d20)	Form of Spouse Term Insurance Rider (filed as Ex-99(a)(5)b.iii on 6/5/96)

(e)	Applications - Exhibits (e1) and (e2) were originally filed in paper format. Accordingly, a hyperlink has not been provided.

	(e1)	Form of Life Insurance Application (filed as Ex-99(a)10)a on 1/8/96)
	(e2)	Form of Supplemental Application (filed as Ex-99(a)(10)b on 6/5/96)

(f)	Depositor's Certificate of Incorporation and By-laws

	(f1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)
	(f2)	Bylaws of Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)

(g)	Reinsurance Contracts - Incorporated by Reference to the Registrant's filing on Form N-6 on 2/27/2003 (Accession No. 0000870786-03-000061)
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(h)	Participation Agreements

1. American Century
	(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)1(j) on 04/28/2014 (Accession No. 0000812797-14-000028)

2. American Funds
	(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0000812797-15-000032)
	(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0000812797-15-000032)
	(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0000812797-15-000032)
	(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0000812797-15-000032)

3. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0000812797-15-000032)
(c)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0000812797-15-000032)
	(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0000812797-15-000032)
	(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0000812797-15-000032)

4. ClearBridge (Legg Mason)
	(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

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5. Delaware Distributors
(a)	Participation Agreement dated April 26, 2010 (Filed as Exhibit (h)4(a) on 04/28/2014 (Accession No. 0000812797-14-000028)
(b)	Administrative Services Agreement dated April 26, 2010 (Filed as Exhibit (h)4(b) on 04/28/2014 (Accession No. 0000812797-14-000028)
(c)	Amendment 1 to Participation Agreement dated December 30, 2010 (Filed as Exhibit (h)4(c) on 04/28/2014 (Accession No. 0000812797-14-000028)
(d)	Amendment 2 to Participation Agreement dated April 4, 2014 (Filed as Exhibit (h)4(d) on 04/28/2014 (Accession No. 0000812797-14-000028)
(e)	Amendment 3 to Participation Agreement dated July 1, 2015 -- Filed as Exhibit (h)5(e) on 04/25/2016 (Accession No. 0000812797-16-000156)

6. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0000812797-15-000032)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0000812797-15-000032)

7. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)6(c) on 04/28/2014 (Accession No. 0000812797-14-000028)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)6(d) on 04/28/2014 (Accession No. 0000812797-14-000028)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)6(e) on 04/28/2014 (Accession No. 0000812797-14-000028)

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8. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

9. Franklin Templeton
(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0000812797-15-000032)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0000812797-15-000032)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0000812797-15-000032)
(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 -- Filed as Exhibit 99(h)(9)(n) on 04/27/2017 (Accession No. 0000812797-17-000067)
(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 -- Filed as Exhibit 99(h)(9)(o) on 04/27/2017 (Accession No. 0000812797-17-000067)
(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0000812797-15-000032)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0000812797-15-000032)
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10. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

11. Janus
(a)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

5

(f)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit (h)11(j) on 04/28/2020 (Accession No. 0000812797-20-000057)
(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h13(k) on 04/27/2015 (Accession No. 0000812797-15-000032)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(n)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h13(n) on 04/27/2015 (Accession No. 0000812797-15-000032)
(p)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h13(p) on 04/27/2015 (Accession No. 0000812797-15-000032)

(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit (h)11(r) on 04/28/2020 (Accession No. 0000812797-20-000057)
(s)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(t)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h13(s) on 04/27/2015 (Accession No. 0000812797-15-000032)

12. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)(12)(a) on 04/27/2017 (Accession No. 0000812797-17-000067)
(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)(12)(b) on 04/27/2017 (Accession No. 0000812797-17-000067)
(c)	Service Agreement Letter dated May 1, 2016 -- Filed as Exhibit 99(h)(12)(c) on 04/27/2017 (Accession No. 0000812797-17-000067)
(d)	Support Payment Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)(12)(d) on 04/27/2017 (Accession No. 0000812797-17-000067)

13. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 (Filed as Exhibit (h)11(a) on 04/28/2014 (Accession No. 0000812797-14-000028)
(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 (Filed as Exhibit (h)11(b) on 04/28/2014 (Accession No. 0000812797-14-000028)
(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as Exhibit 99(h)(13)(c) on 04/27/2017 (Accession No. 0000812797-17-000067)
6

(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

14. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h13(d) on 04/27/2015 (Accession No. 0000812797-15-000032)
(e)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h13(f) on 04/27/2015 (Accession No. 0000812797-15-000032)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as Exhibit 99(h)(14)(g) on 04/27/2017 (Accession No. 0000812797-17-000067)
(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h13(j) on 04/27/2015 (Accession No. 0000812797-15-000032)

15. Putnam
(a)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)	Amendment 2 to Participation Agreement dated March 2, 2021 - Filed as Exhibit 99(h)15(c) on 04/29/2021 (Accession No. 0000812797-21-000063)
(d)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h18(e) on 04/27/2015 (Accession No. 0000812797-15-000030)
(g)	Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 - Filed as Exhibit 99(h)15(g) on 04/29/2021 (Accession No. 0000812797-21-000063)
(h)
Rule 22c-2 Agreement dated March 9, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(i)	Consent dated May 15, 2007 -- Filed as exhibit 99.h14(g) on 04/27/2015 (Accession No. 0000812797-15-000032)

16. TOPS (Northern Lights)
7

	(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)14(a) on 04/28/2014 (Accession No. 0000812797-14-000028)

17. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(h)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)15(j) on 04/28/2014 (Accession No. 0000812797-14-000028)
	(i)	Amendment 5 to Service Agreement dated May 1, 2018 (Filed as Exhibit(h)17(k) on 04/26/2019 (Accession No. 0000812797-19-000042)
	(j)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit (h)17(j) on 04/28/2020 (Accession No. 0000812797-20-000057)
(k)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(l)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

18. Wanger International
	(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)17(a) on 04/25/2016 (Accession No. 0000812797-16-000156)
	(b)	Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)17(b) on 04/25/2016 (Accession No. 0000812797-16-000156)

19. Wells Fargo
	(a)	Participation Agreement dated February 28, 2006 (Filed as Exhibit (h)16(a) on 04/28/2014 (Accession No. 0000812797-14-000028)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2012 (Filed as Exhibit (h)16(b) on 04/28/2014 (Accession No. 0000812797-14-000028)
	(c)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)16(c) on 04/28/2014 (Accession No. 0000812797-14-000028)
	(d)	Amendment 1 to Rule 22c-2 Agreement dated March 20, 2012 (Filed as Exhibit (h)16(d) on 04/28/2014 (Accession No. 0000812797-14-000028)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

8

(k)	Legal Opinion - Filed as Exhibit 99.2 on 1/8/1996 (Accession No. 0000812797-96-000001) and was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions

(1) Consent of Ernst & Young LLP *

(2) Powers of Attorney *

(3) Opinion of Counsel *

(o)	Financial Statements Schedules

Principal Life Insurance Company

Report of Independent Auditor on Schedules *

Schedule I - Summary of Investments - Other Than Investments in Related Parties as of December 31, 2021 *

Schedule III - Supplementary Insurance Information As of December 31, 2021, 2020 and 2019 and for each of the years then ended *

Schedule IV - Reinsurance As of December 31, 2021, 2020 and 2019 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption -- Filed as Exhibit 99.q on 04/27/2015 (Accession No. 0000812797-15-000032)

* Filed herein
** To be filed by amendment
9

Item 31. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH PayPal 2211 North First Street San Jose, CA 95131	Director Member, Nominating and Governance Committee
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director Member, Audit Committee
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
MICHAEL T. DAN 563 Love Road Lyndhurst, VA 22952	Director Member, Human Resources and Nominating and Governance Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Chair, Nominating and Governance Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Human Resources Committees
CLAUDIO MURUZABAL 791 Crandon Boulevard, #1508 Key Biscayne, FL 33149	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Member, Audit Committee
ALFREDO RIVERA The Coca-Cola Company One Coca-Cola Plaza Atlanta, GA 30313	Director Member, Audit and Human Resources Committees
10

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
KAMAL BHATIA(1)	Senior Executive Director and Chief Operating Officer, Principal Global Investors
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
JON N. COUTURE(1)	Executive Vice President and Chief Human Resources Officer
NOREEN M. FIERRO(1)	Senior Vice President and Chief Compliance Officer
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	President - Principal Global Asset Management
KARA M. HOOGENSEN(1)	Senior Vice President Specialty Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer
MARK S. LAGOMARCINO(1)	Senior Vice President, General Counsel and Secretary
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Senior Vice President and Chief Risk Officer
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
JOEL M. PITZ(1)	Senior Vice President and Controller
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President - Head of Life Protection Solutions
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
ROBERTO WALKER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

(3)	Unit 1001-2 Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

11

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2021 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2021)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	100
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	88.02
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	100
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
12

-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
--> Post Advisory Group, LLC*#<	Delaware	76.01
--> Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
13

-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Innovations, Inc.	Delaware	90.55
-->RobustWealth, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
14

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Jess Beltran	Chief Supervision Officer
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Alex P. Montz	Assistant Corporate Secretary
Principal Financial Group(1)

15

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Marty Richardson	Vice President
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Matt Vitek	Counsel
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$9,256,554.00	—	—	—

Item 35. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 36. Management Services
N/A
Item 37. Fee Representation
Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

16

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 29th day of April, 2022.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

17

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ D. J. Houston	Chairman, President and Chief Executive Officer	April 29, 2022
D. J. Houston

/s/ J. M. Pitz	Senior Vice President and Controller	April 29, 2022
J. M. Pitz	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 29, 2022
D. D. Strable-Soethout

/s/ J. S. Auerbach	Director	April 29, 2022
J. S. Auerbach

/s/ M. E. Beams	Director	April 29, 2022
M. E. Beams

/s/ J. Carter-Miller	Director	April 29, 2022
J. Carter-Miller

/s/ M. T. Dan	Director	April 29, 2022
M. T. Dan

/s/ S. L. Helton	Director	April 29, 2022
S. L. Helton

/s/ R. C. Hochschild	Director	April 29, 2022
R. C. Hochschild

/s/ S. M. Mills	Director	April 29, 2022
S. M. Mills

/s/ C. N. Muruzabel	Director	April 29, 2022
C. N. Muruzabal

/s/ D. C. Nordin	Director	April 29, 2022
D. C. Nordin

/s/ B. C. Pickerell	Director	April 29, 2022
B. C. Pickerell

/s/ C. S. Richer	Director	April 29, 2022
C. S. Richer

/s/ A. Rivera	Director	April 29, 2022
A. Rivera

*By	/s/ D. J. Houston
D. J. Houston
Chairman, President and
Chief Executive Officer

*Power of attorney filed herewith
18